UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Mutual Funds (86.0%)	Value
Equity Mutual Funds (79.2%)
756,664	Thrivent Real Estate Securities Portfolio	$8,363,562
3,480,957	Thrivent Partner Small Cap Growth Portfolio	33,360,796
864,329	Thrivent Partner Small Cap Value Portfolio	12,953,262
4,062,737	Thrivent Small Cap Stock Portfolio	39,839,203
4,079,061	Thrivent Mid Cap Growth Portfolio II	33,281,467
1,619,951	Thrivent Partner Mid Cap Value Portfolio	16,702,343
5,412,055	Thrivent Mid Cap Stock Portfolio	51,107,659
999,995	Thrivent Partner Worldwide Allocation Portfolio	7,667,964
7,023,139	Thrivent Partner International Stock Portfolio	68,947,562
3,182,655	Thrivent Large Cap Growth Portfolio II	24,358,129
4,169,899	Thrivent Large Cap Value Portfolio	39,315,890
4,631,310	Thrivent Large Cap Stock Portfolio	34,207,317
513,284	Thrivent Equity Income Plus Portfolio	3,954,543

	Total Equity Mutual Funds	374,059,697

Fixed Income Mutual Funds (6.8%)
2,137,873	Thrivent High Yield Portfolio	9,455,172
1,608,771	Thrivent Income Portfolio	14,912,824
810,725	Thrivent Limited Maturity Bond Portfolio	7,714,942

	Total Fixed Income Mutual Funds	32,082,938

	Total Mutual Funds (cost $503,272,989)	406,142,635

Shares	Common Stock (5.2%)	Value
Consumer Discretionary (0.7%)
1,800	Abercrombie & Fitch Company	59,184
4,434	Amazon.com, Inc.[a]	413,958
3,532	Apollo Group, Inc.[a]	260,203
7,581	Best Buy Company, Inc.	284,439
17,440	D.R. Horton, Inc.	198,990
23,020	Ford Motor Company[a]	165,974
9,857	Home Depot, Inc.	262,591
7,182	Kohl’s Corporation[a]	409,733
5,029	McGraw-Hill Companies, Inc.	126,429
36,140	Melco PBL Entertainment Macau, Ltd. ADR[a]	251,535
9,015	Staples, Inc.	209,328
2,997	Starwood Hotels & Resorts Worldwide, Inc.	98,991
3,663	Target Corporation	170,989
9,263	Time Warner, Inc.	266,589

	Total Consumer Discretionary	3,178,933

Consumer Staples (0.3%)
12,845	CVS Caremark Corporation	459,081
8,655	PepsiCo, Inc.	507,702

Shares	Common Stock (5.2%)	Value
Consumer Staples (0.3%) - continued
6,185	Procter & Gamble Company	$358,235

	Total Consumer Staples	1,325,018

Energy (0.5%)
4,416	Devon Energy Corporation	297,329
3,496	EOG Resources, Inc.	291,951
11,824	Halliburton Company	320,667
12,409	Nabors Industries, Ltd.[a]	259,348
5,901	Noble Corporation	224,002
5,574	Occidental Petroleum Corporation	437,002
5,033	Petroleo Brasileiro SA ADR	231,015
6,401	Schlumberger, Ltd.	381,499
799	Southwestern Energy Company[a]	34,101

	Total Energy	2,476,914

Financials (0.7%)
2,769	ACE, Ltd.[a]	148,031
10,630	Bank of America Corporation	179,860
35,223	Citigroup, Inc.	170,479
4,132	Goldman Sachs Group, Inc.	761,734
2,549	IntercontinentalExchange, Inc.[a]	247,737
13,332	J.P. Morgan Chase & Company	584,208
3,098	Prudential Financial, Inc.	154,621
4,656	State Street Corporation	244,906
4,243	T. Rowe Price Group, Inc.	193,905
15,273	TD Ameritrade Holding Corporation[a]	299,656
7,887	Wells Fargo & Company	222,256

	Total Financials	3,207,393

Health Care (0.7%)
1,697	Alcon, Inc.	235,323
4,471	Allergan, Inc.	253,774
7,808	Baxter International, Inc.	445,134
7,424	Boston Scientific Corporation[a]	78,620
6,895	Celgene Corporation[a]	385,431
9,990	Covidien, Ltd.	432,167
10,141	Gilead Sciences, Inc.[a]	472,368
5,572	Medco Health Solutions, Inc.[a]	308,187
14,520	Pfizer, Inc.	240,306
6,623	Thermo Fisher Scientific, Inc.[a]	289,226
5,315	UnitedHealth Group, Inc.	133,088
5,031	Vertex Pharmaceuticals, Inc.[a]	190,675

	Total Health Care	3,464,299

Industrials (0.5%)
4,072	Danaher Corporation	274,127
43,507	Delta Air Lines, Inc.[a]	389,823
7,149	Diana Shipping, Inc.	92,937
3,881	Dover Corporation	150,427
2,929	Fluor Corporation	148,939
5,791	Honeywell International, Inc.	215,136
4,496	Raytheon Company	215,673
6,828	Union Pacific Corporation	398,414
4,371	United Technologies Corporation	266,325

	Total Industrials	2,151,801

Information Technology (1.5%)
4,715	Altera Corporation	96,705
5,588	Apple, Inc.[a]	1,035,849
5,034	Broadcom Corporation[a]	154,494
31,609	Cisco Systems, Inc.[a]	744,076
9,823	Corning, Inc.	150,390

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (5.2%)	Value
Information Technology (1.5%) - continued
1,799	Google, Inc.[a]	$892,034
28,741	Intel Corporation	562,461
3,692	International Business Machines Corporation	441,600
5,594	Marvell Technology Group, Ltd.[a]	90,567
11,511	Maxim Integrated Products, Inc.	208,810
7,800	ON Semiconductor Corporation[a]	64,350
10,910	Oracle Corporation	227,364
15,090	QUALCOMM, Inc.	678,748
3,217	Research in Motion, Ltd.[a]	217,308
4,174	STEC, Inc.[a]	122,674
16,237	Symantec Corporation[a]	267,423
3,745	Tyco Electronics, Ltd.	83,439
8,743	Visa, Inc.	604,229
10,687	Western Union Company	202,198
5,653	Xilinx, Inc.	132,393
15,436	Yahoo!, Inc.[a]	274,915

	Total Information Technology	7,252,027

Materials (0.2%)
2,859	Air Products and Chemicals, Inc.	221,801
3,565	ArcelorMittal	132,404
4,897	Barrick Gold Corporation	185,596
3,812	Freeport-McMoRan Copper & Gold, Inc.	261,542
968	RTI International Metals, Inc.[a]	24,113
1,909	Terra Industries, Inc.	66,185

	Total Materials	891,641

Telecommunications Services (0.1%)
20,661	Alcatel-Lucent ADR[a]	92,768
9,259	American Tower Corporation[a]	337,028
36,394	Qwest Communications International, Inc.	138,661

	Total Telecommunications Services	568,457

	Total Common Stock (cost $24,545,912)	24,516,483

Principal Amount	Long-Term Fixed Income (2.1%)	Value
Asset-Backed Securities (0.2%)
	J.P. Morgan Mortgage Trust
1,000,000	5.461%, 10/25/2036	780,357

	Total Asset-Backed Securities	780,357

Collateralized Mortgage Obligations (0.2%)
	Sequoia Mortgage Trust
214,719	5.759%, 9/20/2046	67,158
	Washington Mutual Mortgage Pass-Through Certificates
372,072	5.924%, 9/25/2036	307,369
	Washington Mutual, Inc.
517,005	6.038%, 10/25/2036	410,237

	Total Collateralized Mortgage Obligations	784,764

Principal Amount	Long-Term Fixed Income (2.1%)	Value
Commercial Mortgage-Backed Securities (1.4%)
	Banc of America Commercial Mortgage, Inc.
$300,000	5.356%, 10/10/2045	$255,372
	Bear Stearns Commercial Mortgage Securities, Inc.
1,000,000	5.331%, 2/11/2044	900,176
600,000	5.694%, 6/11/2050	529,461
	Citigroup/Deutsche Bank Commercial Mortgage Pass-Through Certificates
400,000	5.617%, 10/15/2048	369,174
	GS Mortgage Securities Corporation II
1,000,000	4.761%, 7/10/2039	911,773
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,400,000	5.814%, 6/12/2043	1,320,357
1,250,000	5.336%, 5/15/2047	1,071,090
	LB-UBS Commercial Mortgage Trust
600,000	5.866%, 9/15/2045	529,522
	Morgan Stanley Capital I, Inc.
800,000	4.970%, 4/14/2040	763,434

	Total Commercial Mortgage-Backed Securities	6,650,359

U.S. Government (0.3%)
	U.S. Treasury Notes
1,500,000	0.875%, 12/31/2010[b]	1,506,445

	Total U.S. Government	1,506,445

	Total Long-Term Fixed Income (cost $9,265,921)	9,721,925

Shares or Principal Amount	Short-Term Investments (6.7%)[c]	Value
	Enterprise Funding Corporation
5,905,000	0.090%, 10/1/2009	5,905,000
	Federal Home Loan Bank Discount Notes
5,000,000	0.100%, 10/9/2009	4,999,889
10,000,000	0.090%, 10/14/2009	9,999,675
1,900,000	0.200%, 3/17/2010[b]	1,898,266
8,960,848	Thrivent Money Market Portfolio	8,960,848

	Total Short-Term Investments (at amortized cost)	31,763,678

	Total Investments (cost $568,848,500) 100.0%	$472,144,721

	Other Assets and Liabilities, Net (<0.1%)	(171,052)

	Total Net Assets 100.0%	$471,973,669

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

a	Non-income producing security.
b	At September 30, 2009, $3,404,711 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$12,117,417
Gross unrealized depreciation	(108,821,196)

Net unrealized appreciation (depreciation)	$(96,703,779)

Cost for federal income tax purposes	$568,848,500

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	374,059,697	374,059,697	–	–
Fixed Income Mutual Funds	32,082,938	32,082,938	–	–
Common Stock
Consumer Discretionary	3,178,933	3,178,933	–	–
Consumer Staples	1,325,018	1,325,018	–	–
Energy	2,476,914	2,476,914	–	–
Financials	3,207,393	3,207,393	–	–
Health Care	3,464,299	3,464,299	–	–
Industrials	2,151,801	2,151,801	–	–
Information Technology	7,252,027	7,252,027	–	–
Materials	891,641	891,641	–	–
Telecommunications Services	568,457	568,457	–	–
Long-Term Fixed Income
Asset-Backed Securities	780,357	–	780,357	–
Collateralized Mortgage Obligations	784,764	–	784,764	–
Commercial Mortgage-Backed Securities	6,650,359	–	6,650,359	–
U.S. Government	1,506,445	–	1,506,445	–
Short-Term Investments	31,763,678	8,960,848	22,802,830	–

Total	$472,144,721	$439,619,966	$32,524,755	$–

Other Financial Instruments*	$643,880	$699,279	($55,399)	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	47	December 2009	$3,593,749	$3,633,100	$39,351
Russell 2000 Index Mini-Futures	215	December 2009	12,575,701	12,964,500	388,799
S&P 400 Index Mini-Futures	51	December 2009	3,405,411	3,514,920	109,509
S&P 500 Index Futures	58	December 2009	15,105,429	15,267,049	161,620
Total Futures Contracts					$699,279

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	$470,000	($49,101)	$28,345	($20,756)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	470,000	(47,387)	28,344	(19,043)
CDX HY, Series 12, 5 Year, at 5.00%; J.P. Morgan Chaseand Co.	Buy	6/20/2014	235,000	(29,772)	14,172	(15,600)
Total Credit Default Swaps					$70,861	($55,399)

1

As the buyer of protection, Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The market value for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Real Estate Securities	$6,831,279	$575,843	$293,725	756,664	$8,363,562	$–
Partner Small Cap Growth	25,422,654	1,460,783	783,266	3,480,957	33,360,796	25,263
Partner Small Cap Value	10,222,302	571,689	293,725	864,329	12,953,262	23,408
Small Cap Stock	33,717,707	1,860,725	979,083	4,062,737	39,839,203	66,324
Mid Cap Growth II	22,699,981	1,256,608	685,358	4,079,061	33,281,467	527
Partner Mid Cap Value	13,078,930	747,138	391,633	1,619,952	16,702,343	29,377
Mid Cap Stock	37,675,608	2,001,030	1,076,991	5,412,055	51,107,659	27,189
Partner Worldwide Allocation	2,219,334	4,652,699	781,656	999,995	7,667,964	2,218
Partner International Stock	57,328,763	101,453	–	7,023,139	68,947,562	101,453
Large Cap Growth II	37,423,862	1,963,493	26,378,214	3,182,655	24,358,129	–
Large Cap Value	32,366,920	2,771,868	1,197,223	4,169,899	39,315,890	18,969
Large Cap Stock	28,077,766	1,438,954	1,042,908	4,631,310	34,207,317	3,433
Equity Income Plus	3,601,214	–	51,928	513,284	3,954,543	–
High Yield	8,443,730	966,729	2,195,817	2,137,873	9,455,172	656,956
Income	15,131,694	1,125,674	3,276,312	1,608,771	14,912,824	677,119
Limited Maturity Bond	9,528,194	749,045	3,286,813	810,725	7,714,942	290,011
Money Market	7,615,610	67,834,504	66,489,266	8,960,848	8,960,848	48,610
Total Value and Income Earned	351,385,548				415,103,483	1,970,857

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Mutual Funds (89.2%)	Value
Equity Mutual Funds (67.8%)
4,529,473	Thrivent Real Estate Securities Portfolio	$50,065,169
4,727,029	Thrivent Partner Small Cap Growth Portfolio	45,302,903
3,329,091	Thrivent Partner Small Cap Value Portfolio	49,891,421
7,368,186	Thrivent Small Cap Stock Portfolio	72,252,434
5,815,714	Thrivent Mid Cap Growth Portfolio II	47,450,991
5,885,596	Thrivent Partner Mid Cap Value Portfolio	60,682,850
18,079,121	Thrivent Mid Cap Stock Portfolio	170,726,559
7,953,271	Thrivent Partner Worldwide Allocation Portfolio	60,985,678
18,862,599	Thrivent Partner International Stock Portfolio	185,177,911
16,449,580	Thrivent Large Cap Growth Portfolio II	125,895,216
21,874,012	Thrivent Large Cap Value Portfolio	206,239,123
20,991,969	Thrivent Large Cap Stock Portfolio	155,048,783
2,016,359	Thrivent Equity Income Plus Portfolio	15,534,838

	Total Equity Mutual Funds	1,245,253,876

Fixed Income Mutual Funds (21.4%)
22,843,325	Thrivent High Yield Portfolio	101,029,174
23,316,951	Thrivent Income Portfolio	216,141,141
8,002,045	Thrivent Limited Maturity Bond Portfolio	76,148,257

	Total Fixed Income Mutual Funds	393,318,572

	Total Mutual Funds (cost $1,958,514,928)	1,638,572,448

Principal Amount	Long-Term Fixed Income (2.8%)	Value
Asset-Backed Securities (0.2%)
	GSAMP Trust
2,461,033	0.426%, 10/26/2009[a]	1,726,899
	J.P. Morgan Mortgage Trust
3,800,000	5.461%, 10/25/2036	2,965,357

	Total Asset-Backed Securities	4,692,256

Collateralized Mortgage Obligations (0.7%)
	Citigroup Mortgage Loan Trust, Inc.
969,814	5.500%, 11/25/2035	680,925
	Citimortgage Alternative Loan Trust
3,009,808	5.750%, 4/25/2037	2,248,799
	Countrywide Alternative Loan Trust
718,647	6.000%, 1/25/2037	523,756
	Countrywide Home Loans
2,850,436	5.750%, 4/25/2037	2,158,433
	Deutsche Alt-A Securities, Inc.
763,813	5.500%, 10/25/2021	578,588
1,270,578	6.000%, 10/25/2021	758,424

Principal Amount	Long-Term Fixed Income (2.8%)	Value
Collateralized Mortgage Obligations (0.7%) - continued
	J.P. Morgan Mortgage Trust
$611,364	6.007%, 10/25/2036	$500,869
	MASTR Alternative Loans Trust
681,270	6.500%, 7/25/2034	537,352
	Merrill Lynch Alternative Note Asset Trust
757,390	6.000%, 3/25/2037	406,230
	Sequoia Mortgage Trust
1,145,169	5.759%, 9/20/2046	358,177
	Washington Mutual Mortgage Pass-Through Certificates
1,352,988	5.924%, 9/25/2036	1,117,706
	Washington Mutual, Inc.
2,533,326	6.038%, 10/25/2036	2,010,162

	Total Collateralized Mortgage Obligations	11,879,421

Commercial Mortgage-Backed Securities (1.5%)
	Banc of America Commercial Mortgage, Inc.
3,500,000	5.356%, 10/10/2045	2,979,340
	Bear Stearns Commercial Mortgage Securities, Inc.
1,210,000	5.331%, 2/11/2044	1,089,213
4,500,000	5.694%, 6/11/2050	3,970,958
	Citigroup/Deutsche Bank Commercial Mortgage Pass- Through Certificates
3,150,000	5.617%, 10/15/2048	2,907,245
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049	974,808
	GS Mortgage Securities Corporation II
3,400,000	4.761%, 7/10/2039	3,100,028
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
5,200,000	5.814%, 6/12/2043	4,904,182
3,000,000	5.336%, 5/15/2047	2,570,616
	LB-UBS Commercial Mortgage Trust
2,900,000	5.866%, 9/15/2045	2,559,354
	Morgan Stanley Capital I, Inc.
3,000,000	4.970%, 4/14/2040	2,862,879

	Total Commercial Mortgage-Backed Securities	27,918,623

U.S. Government (0.4%)
	U.S. Treasury Notes
7,000,000	0.875%, 12/31/2010[b]	7,030,079

	Total U.S. Government	7,030,079

	Total Long-Term Fixed Income (cost $50,745,215)	51,520,379

Shares	Common Stock (1.6%)	Value
Consumer Discretionary (0.2%)
2,200	Abercrombie & Fitch Company	72,336
5,321	Amazon.com, Inc.[c]	496,769

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (1.6%)	Value
Consumer Discretionary (0.2%) - continued
4,239	Apollo Group, Inc.[c]	$312,287
9,097	Best Buy Company, Inc.	341,319
20,928	D.R. Horton, Inc.	238,789
27,624	Ford Motor Company[c]	199,169
11,828	Home Depot, Inc.	315,098
8,618	Kohl’s Corporation[c]	491,657
6,035	McGraw-Hill Companies, Inc.	151,720
43,368	Melco PBL Entertainment Macau, Ltd. ADR[c]	301,841
10,819	Staples, Inc.	251,217
3,596	Starwood Hotels & Resorts Worldwide, Inc.	118,776
4,396	Target Corporation	205,205
11,116	Time Warner, Inc.	319,919

	Total Consumer Discretionary	3,816,102

Consumer Staples (0.1%)
15,414	CVS Caremark Corporation	550,896
10,386	PepsiCo, Inc.	609,243
7,422	Procter & Gamble Company	429,882

	Total Consumer Staples	1,590,021

Energy (0.2%)
5,299	Devon Energy Corporation	356,782
4,196	EOG Resources, Inc.	350,408
14,189	Halliburton Company	384,806
14,891	Nabors Industries, Ltd.[c]	311,222
7,082	Noble Corporation	268,833
6,689	Occidental Petroleum Corporation	524,417
6,040	Petroleo Brasileiro SA ADR	277,236
7,681	Schlumberger, Ltd.	457,787
899	Southwestern Energy Company[c]	38,369

	Total Energy	2,969,860

Financials (0.2%)
3,323	ACE, Ltd.[c]	177,648
12,756	Bank of America Corporation	215,831
42,268	Citigroup, Inc.	204,577
4,958	Goldman Sachs Group, Inc.	914,007
3,058	IntercontinentalExchange, Inc.[c]	297,207
15,999	J.P. Morgan Chase & Company	701,076
3,718	Prudential Financial, Inc.	185,565
5,588	State Street Corporation	293,929
5,091	T. Rowe Price Group, Inc.	232,659
18,327	TD Ameritrade Holding Corporation[c]	359,576
9,464	Wells Fargo & Company	266,696

	Total Financials	3,848,771

Health Care (0.2%)
2,037	Alcon, Inc.	282,471
5,366	Allergan, Inc.	304,574
9,450	Baxter International, Inc.	538,745
8,909	Boston Scientific Corporation[c]	94,346
8,274	Celgene Corporation[c]	462,517
11,988	Covidien, Ltd.	518,601
12,169	Gilead Sciences, Inc.[c]	566,832
6,687	Medco Health Solutions, Inc.[c]	369,858
17,425	Pfizer, Inc.	288,384
7,947	Thermo Fisher Scientific, Inc.[c]	347,045
6,378	UnitedHealth Group, Inc.	159,705

Shares	Common Stock (1.6%)	Value
Health Care (0.2%) - continued
6,037	Vertex Pharmaceuticals, Inc.[c]	$228,802

	Total Health Care	4,161,880

Industrials (0.1%)
4,886	Danaher Corporation	328,925
52,209	Delta Air Lines, Inc.[c]	467,793
8,579	Diana Shipping, Inc.	111,527
4,657	Dover Corporation	180,505
3,514	Fluor Corporation	178,687
6,949	Honeywell International, Inc.	258,155
5,395	Raytheon Company	258,798
8,193	Union Pacific Corporation	478,062
5,245	United Technologies Corporation	319,578

	Total Industrials	2,582,030

Information Technology (0.5%)
5,658	Altera Corporation	116,046
6,705	Apple, Inc.[c]	1,242,906
6,041	Broadcom Corporation[c]	185,398
37,931	Cisco Systems, Inc.[c]	892,896
11,828	Corning, Inc.	181,087
2,158	Google, Inc.[c]	1,070,044
34,489	Intel Corporation	674,950
4,431	International Business Machines Corporation	529,992
6,713	Marvell Technology Group, Ltd.[c]	108,683
13,813	Maxim Integrated Products, Inc.	250,568
9,350	ON Semiconductor Corporation[c]	77,138
13,092	Oracle Corporation	272,837
18,109	QUALCOMM, Inc.	814,543
3,860	Research in Motion, Ltd.[c]	260,743
5,029	STEC, Inc.[c]	147,802
19,484	Symantec Corporation[c]	320,902
4,494	Tyco Electronics, Ltd.	100,126
10,491	Visa, Inc.	725,033
12,825	Western Union Company	242,649
6,784	Xilinx, Inc.	158,881
18,524	Yahoo!, Inc.[c]	329,912

	Total Information Technology	8,703,136

Materials (0.1%)
3,430	Air Products and Chemicals, Inc.	266,099
4,258	ArcelorMittal	158,142
5,876	Barrick Gold Corporation	222,700
4,574	Freeport-McMoRan Copper & Gold, Inc.	313,822
1,162	RTI International Metals, Inc.[c]	28,946
2,291	Terra Industries, Inc.	79,429

	Total Materials	1,069,138

Telecommunications Services (<0.1%)
24,794	Alcatel-Lucent ADR[c]	111,325
11,111	American Tower Corporation[c]	404,441
43,673	Qwest Communications International, Inc.	166,394

	Total Telecommunications Services	682,160

	Total Common Stock (cost $29,458,379)	29,423,098

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares or Principal Amount	Short-Term Investments (6.4%)[d]	Value
	Enterprise Funding Corporation
7,355,000	0.090%, 10/1/2009	$7,355,000
	Federal Home Loan Bank Discount Notes
10,000,000	0.120%, 10/7/2009	9,999,800
20,000,000	0.090%, 10/14/2009	19,999,350
15,000,000	0.095%, 10/21/2009	14,999,209
5,000,000	0.080%, 10/27/2009	4,999,711
5,000,000	0.110%, 11/6/2009	4,999,450
9,000,000	0.200%, 3/17/2010[b]	8,991,789
45,167,861	Thrivent Money Market Portfolio	45,167,861

	Total Short-Term Investments (at amortized cost)	116,512,170

	Total Investments (cost $2,155,230,692) 100.0%	$1,836,028,095

	Other Assets and Liabilities, Net <0.1%	355,243

	Total Net Assets 100.0%	$1,836,383,338

a	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
b	At September 30, 2009, $16,021,868 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Non-income producing security.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$45,048,821
Gross unrealized depreciation	(364,251,418)

Net unrealized appreciation (depreciation)	$(319,202,597)

Cost for federal income tax purposes	$2,155,230,692

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	1,245,253,876	1,245,253,876	–	–
Fixed Income Mutual Funds	393,318,572	393,318,572	–	–
Long-Term Fixed Income
Asset-Backed Securities	4,692,256	–	4,692,256	–
Collateralized Mortgage Obligations	11,879,421	–	11,879,421	–
Commercial Mortgage-Backed Securities	27,918,623	–	27,918,623	–
U.S. Government	7,030,079	–	7,030,079	–
Common Stock
Consumer Discretionary	3,816,102	3,816,102	–	–
Consumer Staples	1,590,021	1,590,021	–	–
Energy	2,969,860	2,969,860	–	–
Financials	3,848,771	3,848,771	–	–
Health Care	4,161,880	4,161,880	–	–
Industrials	2,582,030	2,582,030	–	–
Information Technology	8,703,136	8,703,136	–	–
Materials	1,069,138	1,069,138	–	–
Telecommunications Services	682,160	682,160	–	–
Short-Term Investments	116,512,170	45,167,861	71,344,309	–

Total	$1,836,028,095	$1,713,163,407	$122,864,688	$–

Other Financial Instruments*	$2,164,641	$2,789,103	($624,462)	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	621	December 2009	$47,483,368	$48,003,300	$519,932
Russell 2000 Index Mini-Futures	588	December 2009	34,261,437	35,456,400	1,194,963
S&P 400 Index Mini-Futures	526	December 2009	35,122,472	36,251,920	1,129,448
S&P 500 Index Futures	89	December 2009	23,482,265	23,427,025	(55,240)
Total Futures Contracts					$2,789,103

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/ (Loss)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	$940,000	($95,862)	$56,688	($39,174)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	5,640,000	(540,939)	340,134	(200,805)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	1,880,000	(196,401)	113,378	(83,023)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	2,820,000	(284,324)	170,067	(114,257)
CDX HY, Series 12, 5 Year, at 5.00%; J.P. Morgan Chaseand Co.	Buy	6/20/2014	2,820,000	(357,269)	170,066	(187,203)
Total Credit Default Swaps					$850,333	($624,462)

1

As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The market value for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Real Estate Securities	$39,120,717	$4,006,459	$640,555	4,529,473	$50,065,169	$–
Partner Small Cap Growth	33,422,897	2,693,302	485,806	4,727,029	45,302,903	33,346
Partner Small Cap Value	38,261,829	2,785,318	485,806	3,329,091	49,891,421	87,942
Small Cap Stock	59,095,132	4,550,000	809,676	7,368,186	72,252,434	116,741
Mid Cap Growth II	31,319,073	2,660,687	485,806	5,815,714	47,450,991	731
Partner Mid Cap Value	46,000,879	3,650,348	647,741	5,885,597	60,682,850	103,740
Mid Cap Stock	122,321,299	8,955,111	1,619,353	18,079,121	170,726,559	88,592
Partner Worldwide Allocation	27,036,551	22,203,311	215,404	7,953,271	60,985,678	16,880
Partner International Stock	153,972,385	272,480	–	18,862,599	185,177,911	272,480
Large Cap Growth II	115,320,245	6,898,754	31,694,911	16,449,580	125,895,216	–
Large Cap Value	159,244,087	21,733,493	3,131,004	21,874,012	206,239,123	93,669
Large Cap Stock	123,957,202	7,108,482	1,889,372	20,991,969	155,048,783	15,267
Equity Income Plus	13,230,889	886,652	161,935	2,016,359	15,534,838	–
High Yield	90,546,222	11,445,235	25,261,876	22,843,325	101,029,174	7,068,844
Income	177,917,275	18,755,931	4,746,547	23,316,951	216,141,141	8,312,314
Limited Maturity Bond	70,686,329	7,571,317	7,921,852	8,002,045	76,148,257	2,301,063
Money Market	28,319,832	191,938,495	175,090,466	45,167,861	45,167,861	148,098
Total Value and Income Earned	1,329,772,843				1,683,740,309	18,659,707

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Mutual Funds (87.3%)	Value
Equity Mutual Funds (49.4%)
5,739,452	Thrivent Real Estate Securities Portfolio	$63,439,314
4,063,418	Thrivent Partner Small Cap Growth Portfolio	38,942,987
4,125,624	Thrivent Partner Small Cap Value Portfolio	61,828,659
5,856,677	Thrivent Small Cap Stock Portfolio	57,430,570
2,355,076	Thrivent Mid Cap Growth Portfolio II	19,215,297
4,978,872	Thrivent Partner Mid Cap Value Portfolio	51,334,166
14,158,785	Thrivent Mid Cap Stock Portfolio	133,705,656
8,844,899	Thrivent Partner Worldwide Allocation Portfolio	67,822,683
16,896,587	Thrivent Partner International Stock Portfolio	165,877,172
16,120,998	Thrivent Large Cap Growth Portfolio II	123,380,444
27,836,762	Thrivent Large Cap Value Portfolio	262,458,914
19,048,661	Thrivent Large Cap Stock Portfolio	140,695,313
2,571,623	Thrivent Equity Income Plus Portfolio	19,812,811

	Total Equity Mutual Funds	1,205,943,986

Fixed Income Mutual Funds (37.9%)
27,310,324	Thrivent High Yield Portfolio	120,785,368
44,629,033	Thrivent Income Portfolio	413,697,751
41,186,967	Thrivent Limited Maturity Bond Portfolio	391,939,299

	Total Fixed Income Mutual Funds	926,422,418

	Total Mutual Funds (cost $2,460,313,182)	2,132,366,404

Principal Amount	Long-Term Fixed Income (4.5%)	Value
Asset-Backed Securities (0.4%)
	GSAMP Trust
6,767,839	0.426%, 10/26/2009[a]	4,748,973
	J.P. Morgan Mortgage Trust
5,300,000	5.461%, 10/25/2036	4,135,892

	Total Asset-Backed Securities	8,884,865

Collateralized Mortgage Obligations (1.6%)
	Citigroup Mortgage Loan Trust, Inc.
2,262,899	5.500%, 11/25/2035	1,588,824
	Citimortgage Alternative Loan Trust
6,879,560	5.750%, 4/25/2037	5,140,112
	Countrywide Alternative Loan Trust
4,949,126	6.000%, 4/25/2036	4,449,685
1,676,843	6.000%, 1/25/2037	1,222,097
	Countrywide Home Loans
6,413,482	5.750%, 4/25/2037	4,856,474
	Deutsche Alt-A Securities, Inc.
1,782,230	5.500%, 10/25/2021	1,350,039
2,921,527	6.000%, 10/25/2021	1,743,898

Principal Amount	Long-Term Fixed Income (4.5%)	Value
Collateralized Mortgage Obligations (1.6%) - continued
	GSR Mortgage Loan Trust
$5,900,174	0.436%, 10/26/2009[a]	$4,177,294
	J.P. Morgan Mortgage Trust
5,165,326	5.813%, 6/25/2036	4,258,243
1,426,516	6.007%, 10/25/2036	1,168,694
	MASTR Alternative Loans Trust
1,582,305	6.500%, 7/25/2034	1,248,043
	Merrill Lynch Alternative Note Asset Trust
1,767,245	6.000%, 3/25/2037	947,871
	Sequoia Mortgage Trust
2,891,552	5.759%, 9/20/2046	904,396
	Washington Mutual Mortgage Pass-Through Certificates
1,894,183	5.924%, 9/25/2036	1,564,789
	Washington Mutual, Inc.
6,307,466	6.038%, 10/25/2036	5,004,892

	Total Collateralized Mortgage Obligations	39,625,351

Commercial Mortgage-Backed Securities (2.1%)
	Banc of America Commercial Mortgage, Inc.
8,515,000	5.356%, 10/10/2045	7,248,309
	Bear Stearns Commercial Mortgage Securities, Inc.
3,000,000	5.331%, 2/11/2044	2,700,528
5,700,000	5.694%, 6/11/2050	5,029,879
	Citigroup/Deutsche Bank Commercial Mortgage Pass-Through Certificates
8,200,000	5.617%, 10/15/2048	7,568,067
	Greenwich Capital Commercial Funding Corporation
3,150,000	5.867%, 12/10/2049	2,274,552
	GS Mortgage Securities Corporation II
4,800,000	4.761%, 7/10/2039	4,376,510
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
7,200,000	5.814%, 6/12/2043	6,790,406
5,500,000	5.336%, 5/15/2047	4,712,796
	LB-UBS Commercial Mortgage Trust
7,300,000	5.866%, 9/15/2045	6,442,513
	Morgan Stanley Capital I, Inc.
4,200,000	4.970%, 4/14/2040	4,008,031

	Total Commercial Mortgage-Backed Securities	51,151,591

U.S. Government (0.4%)
	U.S. Treasury Notes
9,000,000	0.875%, 12/31/2010[b]	9,038,673

	Total U.S. Government	9,038,673

	Total Long-Term Fixed Income (cost $107,692,395)	108,700,480

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (1.2%)	Value
Consumer Discretionary (0.2%)
2,200	Abercrombie & Fitch Company	$72,336
5,321	Amazon.com, Inc.[c]	496,769
4,239	Apollo Group, Inc.[c]	312,287
9,097	Best Buy Company, Inc.	341,319
20,928	D.R. Horton, Inc.	238,789
27,624	Ford Motor Company[c]	199,169
11,828	Home Depot, Inc.	315,098
8,618	Kohl’s Corporation[c]	491,657
6,035	McGraw-Hill Companies, Inc.	151,720
43,368	Melco PBL Entertainment Macau, Ltd. ADR[c]	301,841
10,819	Staples, Inc.	251,217
3,596	Starwood Hotels & Resorts Worldwide, Inc.	118,776
4,396	Target Corporation	205,205
11,116	Time Warner, Inc.	319,919

	Total Consumer Discretionary	3,816,102

Consumer Staples (0.1%)
15,414	CVS Caremark Corporation	550,896
10,386	PepsiCo, Inc.	609,243
7,422	Procter & Gamble Company	429,882

	Total Consumer Staples	1,590,021

Energy (0.1%)
5,299	Devon Energy Corporation	356,782
4,196	EOG Resources, Inc.	350,408
14,189	Halliburton Company	384,806
14,891	Nabors Industries, Ltd.[c]	311,222
7,082	Noble Corporation	268,833
6,689	Occidental Petroleum Corporation	524,417
6,040	Petroleo Brasileiro SA ADR	277,236
7,681	Schlumberger, Ltd.	457,787
899	Southwestern Energy Company[c]	38,369

	Total Energy	2,969,860

Financials (0.2%)
3,323	ACE, Ltd.[c]	177,648
12,756	Bank of America Corporation	215,831
42,268	Citigroup, Inc.	204,577
4,958	Goldman Sachs Group, Inc.	914,007
3,058	IntercontinentalExchange, Inc.[c]	297,207
15,999	J.P. Morgan Chase & Company	701,076
3,718	Prudential Financial, Inc.	185,565
5,588	State Street Corporation	293,929
5,091	T. Rowe Price Group, Inc.	232,659
18,327	TD Ameritrade Holding Corporation[c]	359,576
9,464	Wells Fargo & Company	266,696

	Total Financials	3,848,771

Health Care (0.2%)
2,037	Alcon, Inc.	282,471
5,366	Allergan, Inc.	304,574
9,450	Baxter International, Inc.	538,745
8,909	Boston Scientific Corporation[c]	94,346
8,274	Celgene Corporation[c]	462,517
11,988	Covidien, Ltd.	518,601
12,169	Gilead Sciences, Inc.[c]	566,832
6,687	Medco Health Solutions, Inc.[c]	369,858
17,425	Pfizer, Inc.	288,384
7,947	Thermo Fisher Scientific, Inc.[c]	347,045

Shares	Common Stock (1.2%)	Value
Health Care (0.2%) - continued
6,378	UnitedHealth Group, Inc.	$159,705
6,037	Vertex Pharmaceuticals, Inc.[c]	228,802

	Total Health Care	4,161,880

Industrials (0.1%)
4,886	Danaher Corporation	328,925
52,209	Delta Air Lines, Inc.[c]	467,793
8,579	Diana Shipping, Inc.	111,527
4,657	Dover Corporation	180,505
3,514	Fluor Corporation	178,687
6,949	Honeywell International, Inc.	258,155
5,395	Raytheon Company	258,798
8,193	Union Pacific Corporation	478,062
5,245	United Technologies Corporation	319,578

	Total Industrials	2,582,030

Information Technology (0.3%)
5,658	Altera Corporation	116,046
6,705	Apple, Inc.[c]	1,242,906
6,041	Broadcom Corporation[c]	185,398
37,931	Cisco Systems, Inc.[c]	892,896
11,828	Corning, Inc.	181,087
2,158	Google, Inc.[c]	1,070,044
34,489	Intel Corporation	674,950
4,431	International Business Machines Corporation	529,992
6,713	Marvell Technology Group, Ltd.[c]	108,683
13,813	Maxim Integrated Products, Inc.	250,568
9,300	ON Semiconductor Corporation[c]	76,725
13,092	Oracle Corporation	272,837
18,109	QUALCOMM, Inc.	814,543
3,860	Research in Motion, Ltd.[c]	260,743
5,029	STEC, Inc.[c]	147,802
19,484	Symantec Corporation[c]	320,902
4,494	Tyco Electronics, Ltd.	100,126
10,491	Visa, Inc.	725,033
12,825	Western Union Company	242,649
6,784	Xilinx, Inc.	158,881
18,524	Yahoo!, Inc.[c]	329,912

	Total Information Technology	8,702,723

Materials (<0.1%)
3,430	Air Products and Chemicals, Inc.	266,099
4,258	ArcelorMittal	158,142
5,876	Barrick Gold Corporation	222,701
4,574	Freeport-McMoRan Copper & Gold, Inc.	313,822
1,162	RTI International Metals, Inc.[c]	28,946
2,291	Terra Industries, Inc.	79,429

	Total Materials	1,069,139

Telecommunications Services (<0.1%)
24,794	Alcatel-Lucent ADR[c]	111,325
11,111	American Tower Corporation[c]	404,441
43,673	Qwest Communications International, Inc.	166,394

	Total Telecommunications Services	682,160

	Total Common Stock (cost $29,457,966)	29,422,686

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares or Principal Amount	Short-Term Investments (7.0%)[d]	Value
	Enterprise Funding Corporation
7,015,000	0.090%, 10/1/2009	$7,015,000
	Federal Home Loan Bank Discount Notes
20,000,000	0.120%, 10/7/2009	19,999,600
30,000,000	0.095%, 10/14/2009	29,998,971
5,000,000	0.120%, 10/15/2009	4,999,767
20,000,000	0.095%, 10/21/2009	19,998,944
5,000,000	0.110%, 11/6/2009	4,999,450
	Federal National Mortgage Association Discount Notes
13,800,000	0.200%, 3/17/2010[b]	13,787,410
	Ranger Funding Company, LLC
6,455,000	0.090%, 10/1/2009	6,455,000
65,017,934	Thrivent Money Market Portfolio	65,017,934

	Total Short-Term Investments (at amortized cost)	172,272,076

	Total Investments (cost $2,769,735,619) 100.0%	$2,442,761,646

	Other Assets and Liabilities, Net <0.1%	627,776

	Total Net Assets 100.0%	$2,443,389,422

a	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
b	At September 30, 2009, $22,826,083 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Non-income producing security.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$44,199,864
Gross unrealized depreciation	(371,173,837)

Net unrealized appreciation (depreciation)	$(326,973,973)

Cost for federal income tax purposes	$2,769,735,619

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	1,205,943,986	1,205,943,986	–	–
Fixed Income Mutual Funds	926,422,418	926,422,418	–	–
Long-Term Fixed Income
Asset-Backed Securities	8,884,865	–	8,884,865	–
Collateralized Mortgage Obligations	39,625,351	–	39,625,351	–
Commercial Mortgage-Backed Securities	51,151,591	–	51,151,591	–
U.S. Government	9,038,673	–	9,038,673	–
Common Stock
Consumer Discretionary	3,816,102	3,816,102	–	–
Consumer Staples	1,590,021	1,590,021	–	–
Energy	2,969,860	2,969,860	–	–
Financials	3,848,771	3,848,771	–	–
Health Care	4,161,880	4,161,880	–	–
Industrials	2,582,030	2,582,030	–	–
Information Technology	8,702,723	8,702,723	–	–
Materials	1,069,139	1,069,139	–	–
Telecommunications Services	682,160	682,160	–	–
Short-Term Investments	172,272,076	65,017,934	107,254,142	–

Total	$2,442,761,646	$2,226,807,024	$215,954,622	$–

Other Financial Instruments*	$3,207,023	$3,988,504	($781,481)	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	785	December 2009	$60,023,259	$60,680,500	$657,241
Russell 2000 Index Mini-Futures	639	December 2009	37,233,092	38,531,701	1,298,609
S&P 400 Index Mini-Futures	981	December 2009	65,504,078	67,610,520	2,106,442
S&P 500 Index Futures	86	December 2009	22,711,138	22,637,350	(73,788)
Total Futures Contracts					$3,988,504

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	$940,000	$95,863	$56,689	($39,174)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	6,110,000	(586,017)	368,478	(217,539)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	2,350,000	(245,501)	141,722	(103,779)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	4,230,000	(426,486)	255,100	(171,386)
CDX HY, Series 12, 5 Year, at 5.00%; J.P. Morgan Chaseand Co.	Buy	6/20/2014	3,760,000	(476,358)	226,755	(249,603)
Total Credit Default Swaps					$1,048,744	($781,481)

1

As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The market value for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Partner Technology	$4,269,555	$–	$4,955,150	–	$–	$–
Real Estate Securities	49,393,237	6,962,436	1,886,862	5,739,452	63,439,314	–
Partner Small Cap Growth	28,096,145	3,107,388	448,136	4,063,418	38,942,987	28,112
Partner Small Cap Value	46,353,405	4,771,200	672,204	4,125,624	61,828,659	106,829
Small Cap Stock	47,277,589	4,709,977	1,672,204	5,856,677	57,430,570	91,063
Mid Cap Growth II	12,361,202	1,539,927	224,068	2,355,076	19,215,297	289
Partner Mid Cap Value	36,513,686	6,241,738	896,272	4,978,872	51,334,166	83,186
Mid Cap Stock	94,011,700	9,306,075	1,344,409	14,158,785	133,705,656	68,247
Partner Worldwide Allocation	30,587,271	24,493,478	–	8,844,899	67,822,683	17,822
Partner International Stock	143,177,677	244,080	4,000,000	16,896,587	165,877,172	244,080
Large Cap Growth II	112,299,552	9,139,440	32,366,361	16,120,998	123,380,444	–
Large Cap Value	187,460,023	42,046,739	3,585,090	27,836,762	262,458,914	110,720
Large Cap Stock	111,217,996	7,711,914	1,568,477	19,048,661	140,695,313	13,724
Equity Income Plus	16,507,327	1,539,638	224,068	2,571,623	19,812,811	–
High Yield	108,347,447	15,309,776	31,945,067	27,310,324	120,785,368	8,455,482
Income	362,069,509	43,949,748	40,598,808	44,629,033	413,697,751	16,669,782
Limited Maturity Bond	337,673,887	41,012,390	15,144,094	41,186,967	391,939,299	11,214,156
Money Market	28,065,946	281,043,068	244,091,080	65,017,934	65,017,934	191,174
Total Value and Income Earned	1,755,683,154				2,197,384,338	37,294,666

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Mutual Funds (83.5%)	Value
Equity Mutual Funds (32.4%)
1,485,902	Thrivent Real Estate Securities Portfolio	$16,423,974
1,101,823	Thrivent Partner Small Cap Value Portfolio	16,512,465
2,360,303	Thrivent Small Cap Stock Portfolio	23,145,131
1,893,616	Thrivent Partner Mid Cap Value Portfolio	19,523,936
4,222,109	Thrivent Mid Cap Stock Portfolio	39,870,644
3,454,025	Thrivent Partner Worldwide Allocation Portfolio	26,485,462
3,652,709	Thrivent Partner International Stock Portfolio	35,859,376
3,822,190	Thrivent Large Cap Growth Portfolio II	29,252,749
8,877,184	Thrivent Large Cap Value Portfolio	83,698,532
2,593,248	Thrivent Large Cap Stock Portfolio	19,153,986
985,339	Thrivent Equity Income Plus Portfolio	7,591,444

	Total Equity Mutual Funds	317,517,699

Fixed Income Mutual Funds (51.1%)
9,446,120	Thrivent High Yield Portfolio	41,777,357
12,816,415	Thrivent Income Portfolio	118,804,320
35,737,233	Thrivent Limited Maturity Bond Portfolio	340,079,087

	Total Fixed Income Mutual Funds	500,660,764

	Total Mutual Funds (cost $905,832,872)	818,178,463

Principal Amount	Long-Term Fixed Income (7.0%)	Value
Asset-Backed Securities (0.8%)
	GSAMP Trust
3,260,868	0.426%, 10/26/2009[a]	2,288,141
	J.P. Morgan Mortgage Trust
7,500,000	5.461%, 10/25/2036	5,852,678

	Total Asset-Backed Securities	8,140,819

Collateralized Mortgage Obligations (1.6%)
	Citigroup Mortgage Loan Trust, Inc.
1,228,431	5.500%, 11/25/2035	862,505
	Citimortgage Alternative Loan Trust
3,783,758	5.750%, 4/25/2037	2,827,061
	Countrywide Alternative Loan Trust
910,286	6.000%, 1/25/2037	663,424
	Countrywide Home Loans
3,563,045	5.750%, 4/25/2037	2,698,041
	Deutsche Alt-A Securities, Inc.
967,496	5.500%, 10/25/2021	732,878
1,603,976	6.000%, 10/25/2021	957,434
	J.P. Morgan Mortgage Trust
774,394	6.007%, 10/25/2036	634,434
	MASTR Alternative Loans Trust
901,035	6.500%, 7/25/2034	710,691

Principal Amount	Long-Term Fixed Income (7.0%)	Value
Collateralized Mortgage Obligations (1.6%) - continued
	Merrill Lynch Alternative Note Asset Trust
$959,361	6.000%, 3/25/2037	$514,558
	Sequoia Mortgage Trust
1,073,596	5.759%, 9/20/2046	335,791
	Washington Mutual Mortgage Pass-Through Certificates
2,604,502	5.924%, 9/25/2036	2,151,584
	Washington Mutual, Inc.
2,343,758	6.038%, 10/25/2036	1,859,742

	Total Collateralized Mortgage Obligations	14,948,143

Commercial Mortgage-Backed Securities (4.2%)
	Banc of America Commercial Mortgage, Inc.
5,300,000	5.356%, 10/10/2045	4,511,572
	Bear Stearns Commercial Mortgage Securities, Inc.
2,000,000	5.331%, 2/11/2044	1,800,352
3,150,000	5.694%, 6/11/2050	2,779,670
	Citigroup/Deutsche Bank Commercial Mortgage Pass-Through Certificates
5,300,000	5.617%, 10/15/2048	4,891,555
	Greenwich Capital Commercial Funding Corporation
1,710,000	5.867%, 12/10/2049	1,234,757
	GS Mortgage Securities Corporation II
6,549,700	4.761%, 7/10/2039	5,971,840
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
10,000,000	5.814%, 6/12/2043	9,431,120
3,500,000	5.336%, 5/15/2047	2,999,052
	LB-UBS Commercial Mortgage Trust
2,750,000	5.866%, 9/15/2045	2,426,974
	Morgan Stanley Capital I, Inc.
5,600,000	4.970%, 4/14/2040	5,344,041

	Total Commercial Mortgage-Backed Securities	41,390,933

U.S. Government (0.4%)
	U.S. Treasury Notes
4,000,000	0.875%, 12/31/2010[b]	4,017,188

	Total U.S. Government	4,017,188

	Total Long-Term Fixed Income (cost $66,827,886)	68,497,083

Shares	Common Stock (1.1%)	Value
Consumer Discretionary (0.1%)
800	Abercrombie & Fitch Company	26,304
1,844	Amazon.com, Inc.[c]	172,156
1,475	Apollo Group, Inc.[c]	108,663
3,118	Best Buy Company, Inc.	116,987
7,429	D.R. Horton, Inc.	84,765
9,500	Ford Motor Company[c]	68,495

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (1.1%)	Value
Consumer Discretionary (0.1%) - continued
4,153	Home Depot, Inc.	$110,636
3,037	Kohl’s Corporation[c]	173,261
2,147	McGraw-Hill Companies, Inc.	53,975
15,280	Melco PBL Entertainment Macau, Ltd. ADR[c]	106,349
3,900	Staples, Inc.	90,558
1,673	Starwood Hotels & Resorts Worldwide, Inc.	55,259
1,500	Target Corporation	70,020
3,829	Time Warner, Inc.	110,199

	Total Consumer Discretionary	1,347,627

Consumer Staples (0.1%)
5,400	CVS Caremark Corporation	192,996
3,641	PepsiCo, Inc.	213,581
2,700	Procter & Gamble Company	156,384

	Total Consumer Staples	562,961

Energy (0.1%)
1,787	Devon Energy Corporation	120,319
1,500	EOG Resources, Inc.	125,265
5,048	Halliburton Company	136,902
5,169	Nabors Industries, Ltd.[c]	108,032
2,500	Noble Corporation	94,900
2,304	Occidental Petroleum Corporation	180,633
2,128	Petroleo Brasileiro SA ADR	97,675
2,600	Schlumberger, Ltd.	154,960
300	Southwestern Energy Company[c]	12,804

	Total Energy	1,031,490

Financials (0.2%)
1,200	ACE, Ltd.[c]	64,152
4,423	Bank of America Corporation	74,837
14,500	Citigroup, Inc.	70,180
1,742	Goldman Sachs Group, Inc.	321,138
1,222	IntercontinentalExchange, Inc.[c]	118,766
5,493	J.P. Morgan Chase & Company	240,703
1,306	Prudential Financial, Inc.	65,183
1,990	State Street Corporation	104,674
1,800	T. Rowe Price Group, Inc.	82,260
6,431	TD Ameritrade Holding Corporation[c]	126,176
3,400	Wells Fargo & Company	95,812

	Total Financials	1,363,881

Health Care (0.2%)
684	Alcon, Inc.	94,850
1,890	Allergan, Inc.	107,276
3,300	Baxter International, Inc.	188,133
3,403	Boston Scientific Corporation[c]	36,038
2,892	Celgene Corporation[c]	161,663
4,150	Covidien, Ltd.	179,529
4,396	Gilead Sciences, Inc.[c]	204,766
2,311	Medco Health Solutions, Inc.[c]	127,822
5,928	Pfizer, Inc.	98,108
2,700	Thermo Fisher Scientific, Inc.[c]	117,909
2,409	UnitedHealth Group, Inc.	60,321
2,113	Vertex Pharmaceuticals, Inc.[c]	80,083

	Total Health Care	1,456,498

Shares	Common Stock (1.1%)	Value
Industrials (0.1%)
1,665	Danaher Corporation	$112,088
18,424	Delta Air Lines, Inc.[c]	165,079
2,967	Diana Shipping, Inc.	38,571
1,615	Dover Corporation	62,597
1,209	Fluor Corporation	61,478
2,436	Honeywell International, Inc.	90,497
1,844	Raytheon Company	88,457
2,828	Union Pacific Corporation	165,014
1,817	United Technologies Corporation	110,710

	Total Industrials	894,491

Information Technology (0.3%)
2,036	Altera Corporation	41,758
2,386	Apple, Inc.[c]	442,293
2,158	Broadcom Corporation[c]	66,229
13,283	Cisco Systems, Inc.[c]	312,682
4,145	Corning, Inc.	63,460
782	Google, Inc.[c]	387,755
12,120	Intel Corporation	237,188
1,577	International Business Machines Corporation	188,625
2,338	Marvell Technology Group, Ltd.[c]	37,852
4,835	Maxim Integrated Products, Inc.	87,707
3,200	ON Semiconductor Corporation[c]	26,400
4,619	Oracle Corporation	96,260
6,377	QUALCOMM, Inc.	286,838
1,331	Research in Motion, Ltd.[c]	89,909
1,800	STEC, Inc.[c]	52,902
6,692	Symantec Corporation[c]	110,217
1,571	Tyco Electronics, Ltd.	35,002
3,524	Visa, Inc.	243,544
4,542	Western Union Company	85,935
2,460	Xilinx, Inc.	57,613
6,477	Yahoo!, Inc.[c]	115,355

	Total Information Technology	3,065,524

Materials (<0.1%)
1,243	Air Products and Chemicals, Inc.	96,432
1,458	ArcelorMittal	54,150
2,000	Barrick Gold Corporation	75,800
1,582	Freeport-McMoRan Copper & Gold, Inc.	108,541
300	RTI International Metals, Inc.[c]	7,473
886	Terra Industries, Inc.	30,718

	Total Materials	373,114

Telecommunications Services (<0.1%)
8,744	Alcatel-Lucent ADR[c]	39,260
3,954	American Tower Corporation[c]	143,926
15,404	Qwest Communications International, Inc.	58,689

	Total Telecommunications Services	241,875

	Total Common Stock (cost $9,882,275)	10,337,461

Shares or Principal Amount	Short-Term Investments (8.4%)[d]	Value
	Enterprise Funding Corporation
6,695,000	0.090%, 10/1/2009	6,695,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares or Principal Amount	Short-Term Investments (8.4%)[d]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.120%, 10/9/2009	$4,999,867
18,000,000	0.099%, 10/14/2009	17,999,355
4,000,000	0.197%, 3/17/2010[b]	3,996,351
48,325,138	Thrivent Money Market Portfolio	48,325,138

	Total Short-Term Investments (at amortized cost)	82,015,711

	Total Investments (cost $1,064,558,744) 100.0%	$979,028,718

	Other Assets and Liabilities, Net <0.1%	353,543

	Total Net Assets 100.0%	$979,382,261

a	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
b	At September 30, 2009, $8,013,539 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Non-income producing security.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$10,416,285
Gross unrealized depreciation	(95,946,311)

Net unrealized appreciation (depreciation)	$(85,530,026)

Cost for federal income tax purposes	$1,064,558,744

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	317,517,699	317,517,699	–	–
Fixed Income Mutual Funds	500,660,764	500,660,764	–	–
Long-Term Fixed Income
Asset-Backed Securities	8,140,819	–	8,140,819	–
Collateralized Mortgage Obligations	14,948,143	–	14,948,143	–
Commercial Mortgage-Backed Securities	41,390,933	–	41,390,933	–
U.S. Government	4,017,188	–	4,017,188	–
Common Stock
Consumer Discretionary	1,347,627	1,347,627	–	–
Consumer Staples	562,961	562,961	–	–
Energy	1,031,490	1,031,490	–	–
Financials	1,363,881	1,363,881	–	–
Health Care	1,456,498	1,456,498	–	–
Industrials	894,491	894,491	–	–
Information Technology	3,065,524	3,065,524	–	–
Materials	373,114	373,114	–	–
Telecommunications Services	241,875	241,875	–	–
Short-Term Investments	82,015,711	48,325,138	33,690,573	–

Total	$979,028,718	$876,841,062	$102,187,656	$–

Other Financial Instruments*	$637,747	$869,692	($231,945)	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	213	December 2009	$16,286,566	$16,464,900	$178,334
Russell 2000 Index Mini-Futures	161	December 2009	9,381,108	9,708,300	327,192
S&P 500 Index Futures	112	December 2009	29,117,034	29,481,200	364,166
Total Futures Contracts					$869,692

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	$1,880,000	($180,313)	$113,378	($66,935)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	470,000	(47,930)	28,344	(19,586)
CDX HY, Series 12, 5 Year, at 5.00%; Bank of America	Buy	6/20/2014	1,880,000	(196,401)	113,378	(83,023)
CDX HY, Series 12, 5 Year, at 5.00%; J.P. Morgan Chaseand Co.	Buy	6/20/2014	940,000	(119,090)	56,689	(62,401)
Total Credit Default Swaps					$311,789	($231,945)

1

As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The market value for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Real Estate Securities	$10,895,334	$3,227,869	$274,670	1,485,902	$16,423,974	$–
Partner Small Cap Value	12,043,151	1,546,451	139,490	1,101,823	16,512,465	28,296
Small Cap Stock	18,025,517	2,295,559	209,235	2,360,303	23,145,131	36,386
Partner Mid Cap Value	14,371,785	1,539,027	139,490	1,893,617	19,523,936	32,912
Mid Cap Stock	29,122,644	2,980,542	2,225,887	4,222,109	39,870,644	21,406
Partner Worldwide Allocation	15,645,703	6,031,819	157,700	3,454,025	26,485,462	7,359
Partner International Stock	29,816,480	52,765	–	3,652,709	35,859,376	52,765
Large Cap Growth II	28,289,254	3,001,978	10,418,826	3,822,190	29,252,749	–
Large Cap Value	57,828,193	14,812,465	777,802	8,877,184	83,698,532	34,947
Large Cap Stock	14,721,702	1,507,956	239,555	2,593,248	19,153,986	1,841
Equity Income Plus	6,132,818	753,057	69,745	985,339	7,591,444	–
High Yield	33,776,091	7,207,331	8,418,470	9,446,120	41,777,357	2,692,715
Income	94,900,381	15,737,548	5,009,059	12,816,415	118,804,320	4,478,543
Limited Maturity Bond	302,430,975	39,985,368	27,663,585	35,737,233	340,079,087	9,988,826
Money Market	23,837,188	136,208,818	111,720,868	48,325,138	48,325,138	175,528
Total Value and Income Earned	691,837,216				866,503,601	17,551,524

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Partner Technology Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (98.8%)	Value
Communications Equipment (13.5%)
44,530	Cisco Systems, Inc.[a]	$1,048,236
39,700	Palm, Inc.[a,b]	691,971
28,453	QUALCOMM, Inc.	1,279,816
11,750	Research in Motion, Ltd.[a]	793,713

	Total Communications Equipment	3,813,736

Computers & Peripherals (6.6%)
9,996	Apple, Inc.[a]	1,852,958

	Total Computers & Peripherals	1,852,958

Consumer Discretionary (10.9%)
13,450	Coinstar, Inc.[a]	443,581
29,640	GameStop Corporation[a]	784,571
35,980	Lamar Advertising Company[a,b]	987,291
18,290	Netflix, Inc.[a,b]	844,449

	Total Consumer Discretionary	3,059,892

Electronic Equipment, Instruments & Components (5.4%)
21,540	Amphenol Corporation	811,627
18,620	Dolby Laboratories, Inc.[a]	711,098

	Total Electronic Equipment, Instruments & Components	1,522,725

Financials (3.3%)
3,010	CME Group, Inc.	927,652

	Total Financials	927,652

Industrials (5.5%)
28,390	DigitalGlobe, Inc.[a]	635,084
34,490	Iron Mountain, Inc.[a]	919,504

	Total Industrials	1,554,588

Internet Software & Services (8.7%)
9,290	Equinix, Inc.[a,b]	854,680
2,123	Google, Inc.[a]	1,052,689
39,760	Switch and Data, Inc.[a]	541,134

	Total Internet Software & Services	2,448,503

IT Consulting & Services (9.5%)
23,180	Cognizant Technology Solutions Corporation[a]	896,139
13,560	Global Payments, Inc.	633,252
7,630	Visa, Inc.	527,309
32,600	Western Union Company	616,792

	Total IT Consulting & Services	2,673,492

Semiconductors & Semiconductor Equipment (10.8%)
28,650	Broadcom Corporation[a]	879,268
19,250	Cavium Networks, Inc.[a]	413,297
23,055	FormFactor, Inc.[a]	551,476
70,020	Intellon Corporation[a]	496,442
25,520	Linear Technology Corporation	705,118

	Total Semiconductors & Semiconductor Equipment	3,045,601

Shares	Common Stock (98.8%)	Value
Software (17.0%)
52,590	Activision Blizzard, Inc.[a]	$651,590
7,360	Citrix Systems, Inc.[a]	288,733
47,810	Electronic Arts, Inc.[a]	910,781
65,550	Microsoft Corporation	1,697,089
43,630	Oracle Corporation	909,249
6,080	Salesforce.com, Inc.[a]	346,134

	Total Software	4,803,576

Telecommunications Services (7.6%)
35,260	American Tower Corporation[a]	1,283,464
9,260	Neutral Tandem, Inc.[a]	210,758
48,120	TW Telecom, Inc.[a]	647,214

	Total Telecommunications Services	2,141,436

	Total Common Stock (cost $22,957,629)	27,844,159

Shares	Collateral Held for Securities Loaned (12.2%)	Value
3,431,827	Thrivent Financial Securities Lending Trust	3,431,827

	Total Collateral Held for Securities Loaned (cost $3,431,827)	3,431,827

Shares	Short-Term Investments (1.1%)	Value
309,145	Thrivent Money Market Portfolio	309,145

	Total Short-Term Investments (at amortized cost)	309,145

	Total Investments (cost $26,698,601) 112.1%	$31,585,131

	Other Assets and Liabilities, Net (12.1%)	(3,415,365)

	Total Net Assets 100.0%	$28,169,766

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$5,121,001
Gross unrealized depreciation	(234,471)

Net unrealized appreciation (depreciation)	$4,886,530

Cost for federal income tax purposes	$26,698,601

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Partner Technology Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Partner Technology Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Equipment	3,813,736	3,813,736	–	–
Computers & Peripherals	1,852,958	1,852,958	–	–
Consumer Discretionary	3,059,892	3,059,892	–	–
Electronic Equipment, Instruments & Components	1,522,725	1,522,725	–	–
Financials	927,652	927,652	–	–
Industrials	1,554,588	1,554,588	–	–
Internet Software & Services	2,448,503	2,448,503	–	–
IT Consulting & Services	2,673,492	2,673,492	–	–
Semiconductors & Semiconductor Equipment	3,045,601	3,045,601	–	–
Software	4,803,576	4,803,576	–	–
Telecommunications Services	2,141,436	2,141,436	–	–
Collateral Held for Securities Loaned	3,431,827	3,431,827	–	–
Short-Term Investments	309,145	309,145	–	–

Total	$31,585,131	$31,585,131	$–	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Technology Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$1,319,500	$12,681,537	$13,691,892	309,145	$309,145	$5,959
Thrivent Financial Securities Lending Trust	2,295,165	20,990,661	19,853,999	3,431,827	3,431,827	17,414
Total Value and Income Earned	3,614,665				3,740,972	23,373

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Partner Healthcare Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (98.3%)	Value
Biotechnology (29.9%)
4,900	Alexion Pharmaceuticals, Inc.[a]	$218,246
13,000	Amgen, Inc.[a]	782,990
1,290	Basilea Pharmaceutica[a]	130,328
7,267	BioMarin Pharmaceutical, Inc.[a]	131,387
8,600	Celgene Corporation[a]	480,740
9,300	Genzyme Corporation[a]	527,589
10,000	Gilead Sciences, Inc.[a]	465,800
4,700	InterMune, Inc.[a]	74,871
10,791	Momenta Pharmaceuticals, Inc.[a]	114,493
3,500	OSI Pharmaceuticals, Inc.[a]	123,550
9,700	Savient Pharmaceuticals, Inc.[a]	147,440
7,234	United Therapeutics Corporation[a]	354,394

	Total Biotechnology	3,551,828

Health Care Equipment (10.3%)
10,200	Given Imaging, Ltd.	152,082
11,800	St. Jude Medical, Inc.[a]	460,318
4,900	Stryker Corporation	222,607
8,357	Thoratec Corporation[a]	252,966
3,167	Varian Medical Systems, Inc.[a]	133,426

	Total Health Care Equipment	1,221,399

Health Care Supplies (1.1%)
9,587	Align Technology, Inc.[a]	136,327

	Total Health Care Supplies	136,327

Life Sciences Tools & Services (1.0%)
7,300	Luminex Corporation[a]	124,100

	Total Life Sciences Tools & Services	124,100

Materials (1.6%)
1,700	Lonza Group AG	185,547

	Total Materials	185,547

Pharmaceuticals (54.4%)
17,400	Abbott Laboratories	860,778
6,592	Dr. Reddy’s Laboratories, Ltd. ADR	128,544
9,700	GlaxoSmithKline plc ADR	383,247
28,100	Hikma Pharmaceuticals plc	210,990
25,700	Merck & Company, Inc.	812,891
25,000	Mylan Laboratories, Inc.[a]	400,250
3,700	Nichi-iko Pharmaceutical Company, Ltd.	119,210
15,200	Novartis AG	763,507
3,740	Novo Nordisk A/S ADR	235,433
50,000	Pfizer, Inc.	827,500
7,820	Pharmstandard GDR[a]	140,916
800	Richter Gedeon Nyrt	165,957
6,010	Roche Holding AG	971,749
4,600	Stada Arzneimittel AG	125,295
6,300	Teva Pharmaceutical Industries, Ltd. ADR	318,528

	Total Pharmaceuticals	6,464,795

	Total Common Stock (cost $10,611,265)	11,683,996

Shares	Short-Term Investments (1.8%)	Value
218,256	Thrivent Money Market Portfolio	$218,256

	Total Short-Term Investments (at amortized cost)	218,256

	Total Investments (cost $10,829,521) 100.1%	$11,902,252

	Other Assets and Liabilities, Net (0.1%)	(8,490)

	Total Net Assets 100.0%	$11,893,762

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$1,296,828
Gross unrealized depreciation	(224,097)

Net unrealized appreciation (depreciation)	$1,072,731

Cost for federal income tax purposes	$10,829,521

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Partner Healthcare Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	3,551,828	3,421,500	130,328	–
Health Care Equipment	1,221,399	1,221,399	–	–
Health Care Supplies	136,327	136,327	–	–
Life Sciences Tools & Services	124,100	124,100	–	–
Materials	185,547	–	185,547	–
Pharmaceuticals	6,464,795	4,108,087	2,356,708	–
Short-Term Investments	218,256	218,256	–	–

Total	$11,902,252	$9,229,669	$2,672,583	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$348,090	$4,859,706	$4,989,540	218,256	$218,256	$2,180
Total Value and Income Earned	348,090				218,256	2,180

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Partner Natural Resources Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (87.2%)	Value
Coal & Consumable Fuels (2.2%)
910	Arch Coal, Inc.	$20,138
2,640	CONSOL Energy, Inc.	119,090
210	Patriot Coal Corporation[a]	2,470
5,780	Peabody Energy Corporation	215,132

	Total Coal & Consumable Fuels	356,830

Industrials (0.7%)
1,450	Aegean Marine Petroleum Network, Inc.	32,625
3,000	Saipem SPA	90,602

	Total Industrials	123,227

Integrated Oil & Gas (20.0%)
1,710	BP plc ADR	91,023
7,140	Chevron Corporation	502,870
4,300	Coastal Energy Company[a]	18,876
3,470	ConocoPhillips	156,705
520	Eni SPA	25,922
4,870	Exxon Mobil Corporation	334,131
3,440	Hess Corporation	183,903
1,430	Husky Energy, Inc.	40,254
7,140	Marathon Oil Corporation	227,766
4,390	Murphy Oil Corporation	252,732
6,080	Occidental Petroleum Corporation	476,672
4,770	Petroleo Brasileiro SA ADR	218,943
13,802	Suncor Energy, Inc.[a]	482,110
4,640	Total SA ADR	274,966

	Total Integrated Oil & Gas	3,286,873

Materials (8.6%)
200	Alcoa, Inc.	2,624
2,640	Aluminum Corporation of China, Ltd.[a]	72,310
2,500	Barrick Gold Corporation	94,658
3,600	BHP Billiton, Ltd.	118,733
1,130	E.I. du Pont de Nemours and Company	36,318
16,260	Eldorado Gold Corporation[a]	184,666
2,480	First Quantum Minerals, Ltd.	162,137
6,480	Goldcorp, Inc.	260,120
3,700	HudBay Minerals, Inc.[a]	44,578
200	Intrepid Potash, Inc.[a]	4,718
2,700	Newcrest Mining, Ltd.	75,988
140	Newmont Mining Corporation	6,163
550	Praxair, Inc.	44,929
4,220	Southern Copper Corporation	129,512
6,340	Vale SA SP ADR	146,644
1,738	Votorantim Celulose e Papel SA ADR[a]	28,521

	Total Materials	1,412,619

Oil & Gas Drilling (9.5%)
2,480	Diamond Offshore Drilling, Inc.	236,890
4,640	Helmerich & Payne, Inc.	183,419
4,330	Nabors Industries, Ltd.[a]	90,497
7,790	Noble Corporation	295,708
2,340	Pride International, Inc.[a]	71,230
430	Rowan Companies, Inc.	9,920
136	Seahawk Drilling, Inc.[a]	4,228
7,790	Transocean, Ltd.[a]	666,279

	Total Oil & Gas Drilling	1,558,171

Shares	Common Stock (87.2%)	Value
Oil & Gas Equipment & Services (13.8%)
1,990	Acergy SA	$25,134
4,640	Baker Hughes, Inc.	197,942
490	BJ Services Company	9,521
9,780	Cameron International Corporation[a]	369,880
5,280	Dresser-Rand Group, Inc.[a]	164,050
1,010	Dril-Quip, Inc.[a]	50,136
3,700	FMC Technologies, Inc.[a]	193,288
9,120	Halliburton Company	247,334
10,610	National Oilwell Varco, Inc.[a]	457,609
2,410	Schlumberger, Ltd.	143,636
2,580	Smith International, Inc.	74,046
790	Technip SA	50,560
1,390	Tesco Corporation[a]	11,092
1,060	Trican Well Service, Ltd.	13,761
12,450	Weatherford International, Ltd.[a]	258,089

	Total Oil & Gas Equipment & Services	2,266,078

Oil & Gas Exploration & Production (30.8%)
4,280	Anadarko Petroleum Corporation	268,484
6,480	Apache Corporation	595,058
4,140	Cabot Oil & Gas Corporation	148,005
3,990	Canadian Natural Resources, Ltd.	269,429
1,060	Carrizo Oil & Gas, Inc.[a]	25,959
200	Cimarex Energy Company	8,664
1,130	CNOOC, Ltd.	153,036
9,780	Crew Energy, Inc.[a]	79,011
1,610	Denbury Resources, Inc.[a]	24,359
9,270	Devon Energy Corporation	624,149
6,480	EnCana Corporation	375,231
6,950	EOG Resources, Inc.	580,395
1,650	Forest Oil Corporation[a]	32,291
1,200	Iteration Energy, Ltd.[a]	1,345
620	Mariner Energy, Inc.[a]	8,792
2,950	Newfield Exploration Company[a]	125,552
4,680	Nexen, Inc.	106,390
240	Niko Resources, Ltd.	18,773
3,580	Noble Energy, Inc.	236,137
2,130	Pan Orient Energy Corporation[a]	9,549
600	Paramount Resources, Ltd.[a]	8,092
800	Pioneer Natural Resources Company	29,032
6,480	Progress Energy Resources Corporation	83,640
6,190	Range Resources Corporation	305,538
3,290	Southwestern Energy Company[a]	140,417
27,500	Talisman Energy, Inc.	478,495
5,800	TriStar Oil & Gas, Ltd.[a]	84,776
2,500	Whiting Petroleum Corporation[a]	143,950
2,750	XTO Energy, Inc.	113,630

	Total Oil & Gas Exploration & Production	5,078,179

Oil & Gas Refining & Marketing (0.2%)
1,800	Valero Energy Corporation	34,902

	Total Oil & Gas Refining & Marketing	34,902

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Partner Natural Resources Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (87.2%)	Value
Oil & Gas Storage & Transportation (0.2%)
1,720	Williams Companies, Inc.	$30,736

	Total Oil & Gas Storage & Transportation	30,736

Utilities (1.2%)
4,550	EQT Corporation	193,830

	Total Utilities	193,830

	Total Common Stock (cost $15,007,596)	14,341,445

Shares or Principal Amount	Short-Term Investments (20.3%)[b]	Value
	Federal Home Loan Bank Discount Notes
500,000	0.100%, 10/16/2009	499,979
2,846,904	Thrivent Money Market Portfolio	2,846,904

	Total Short-Term Investments (at amortized cost)	3,346,883

	Total Investments (cost $18,354,479) 107.5%	$17,688,328

	Other Assets and Liabilities, Net (7.5%)	(1,233,952)

	Total Net Assets 100.0%	$16,454,376

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$606,549
Gross unrealized depreciation	(1,272,700)

Net unrealized appreciation (depreciation)	$(666,151)

Cost for federal income tax purposes	$18,354,479

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Partner Natural Resources Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Coal & Consumable Fuels	356,830	356,830	–	–
Industrials	123,227	32,625	90,602	–
Integrated Oil & Gas	3,286,873	3,286,873	–	–
Materials	1,412,619	1,217,898	194,721	–
Oil & Gas Drilling	1,558,171	1,558,171	–	–
Oil & Gas Equipment & Services	2,266,078	2,266,078	–	–
Oil & Gas Exploration & Production	5,078,179	5,078,179	–	–
Oil & Gas Refining & Marketing	34,902	34,902	–	–
Oil & Gas Storage & Transportation	30,736	30,736	–	–
Utilities	193,830	193,830	–	–
Short-Term Investments	3,346,883	2,846,904	499,979	–

Total	$17,688,328	$16,903,026	$785,302	$–

Other Financial Instruments*	($772)	($772)	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Canadian Dollar	284,687	10/5/2009	$266,661	$265,889	($772)
Total Foreign Currency Forward Contracts Purchases			$266,661	$265,889	($772)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					($772)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Partner Natural Resources Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Natural Resources Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$680,495	$8,749,469	$6,583,060	2,846,904	$2,846,904	$5,080
Total Value and Income Earned	680,495				2,846,904	5,080

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Partner Emerging Markets Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (95.4%)	Value[a]
Brazil (16.3%)
19,500	Banco Bradesco SA ADR	$387,855
11,300	Lojas Renner SA	196,710
2,702	Multiplan Empreendimentos Imobiliarios SA	42,247
10,200	Petroleo Brasileiro SA ADR	400,962
5,700	Souza Cruz SA	202,827
6,750	Ultrapar Participacoes SA	271,204
22,000	Vale SA SP PREF ADR	451,220

	Total Brazil	1,953,025

Chile (2.0%)
4,200	Banco Santander Chile SA ADR	241,668

	Total Chile	241,668

China (2.7%)
281,000	PetroChina Company, Ltd.	318,936

	Total China	318,936

Hong Kong (8.8%)
44,000	China Mobile, Ltd.	430,944
60,000	Hang Lung Group, Ltd.	299,082
25,000	Swire Pacific, Ltd., Class A	293,347
10,000	Swire Pacific, Ltd., Class B	21,747

	Total Hong Kong	1,045,120

Hungary (3.2%)
1,800	Richter Gedeon Nyrt	373,403

	Total Hungary	373,403

India (12.4%)
13,000	Bharti Airtel, Ltd.	112,772
4,000	GlaxoSmithKline Pharmaceuticals, Ltd.	128,859
3,250	Grasim Industries, Ltd.	188,208
5,000	Hero Honda Motors, Ltd.	173,295
25,000	Hindustan Unilever, Ltd.	136,122
5,500	Housing Development Finance Corporation	317,400
3,700	ICICI Bank, Ltd. ADR	142,672
1,650	Infosys Technologies, Ltd.	78,753
3,900	Infosys Technologies, Ltd. ADR	189,111

	Total India	1,467,192

Indonesia (1.9%)
65,000	PT Astra International Tbk	222,941

	Total Indonesia	222,941

Israel (3.9%)
7,000	Check Point Software Technologies, Ltd.[b]	198,450
5,250	Teva Pharmaceutical Industries, Ltd. ADR	265,440

	Total Israel	463,890

Luxembourg (2.0%)
6,800	Tenaris SA ADR	242,216

	Total Luxembourg	242,216

Malaysia (2.7%)
42,800	CIMB Group Holdings Berhad	136,927
66,500	Public Bank Berhad	196,061

	Total Malaysia	332,988

Shares	Common Stock (95.4%)	Value[a]
Mexico (8.9%)
115,000	Consorcio ARA SAB de CVb	$69,015
10,300	Fomento Economico Mexicano SAB de CV ADR	391,915
3,400	Grupo Aeroportuario del Sureste SAB de CV ADR	145,044
84,000	Grupo Financiero Banorte SA de CV ADR	281,058
67,300	Organizacion Soriana SAB de CVb	166,742

	Total Mexico	1,053,774

Philippines (2.3%)
650,000	Ayala Land, Inc.	157,136
121,500	Bank of the Philippine Islands	115,099

	Total Philippines	272,235

Russia (2.6%)
5,700	LUKOIL ADR	310,704

	Total Russia	310,704

South Africa (5.0%)
31,300	Massmart Holdings, Ltd.	366,878
40,500	Truworths International, Ltd.	229,865

	Total South Africa	596,743

South Korea (6.0%)
4,001	Busan Bank	44,283
350	Samsung Electronics Company, Ltd.	146,144
1,570	Samsung Electronics Company, Ltd. GDR[b,c]	331,925
380	Shinsegae Company, Ltd.	191,338

	Total South Korea	713,690

Taiwan (4.3%)
88,000	Taiwan Mobile Company, Ltd.	162,646
176,499	Taiwan Semiconductor Manufacturing Company, Ltd.	349,291

	Total Taiwan	511,937

Thailand (4.0%)
51,000	PTT Exploration & Production pcl	219,387
40,000	Siam Cement pcl	266,258

	Total Thailand	485,645

Turkey (4.4%)
56,500	Akbank TAS	328,926
4,600	BIM Birlesik Magazalar AS	188,167

	Total Turkey	517,093

United Kingdom (2.0%)
9,507	Standard Chartered plc[b]	234,844

	Total United Kingdom	234,844

	Total Common Stock (cost $11,528,614)	11,358,044

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Partner Emerging Markets Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Short-Term Investments (4.2%)	Value
502,543	Thrivent Money Market Portfolio	$502,543

	Total Short-Term Investments (at amortized cost)	502,543

	Total Investments (cost $12,031,157) 99.6%	$11,860,587

	Other Assets and Liabilities, Net 0.4%	46,483

	Total Net Assets 100.0%	$11,907,070

a	Security is fair valued.
b	Non-income producing security.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2009, the value of these investments was $331,925 or 2.8% of total net assets.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$751,642
Gross unrealized depreciation	(922,212)

Net unrealized appreciation (depreciation)	$(170,570)

Cost for federal income tax purposes	$12,031,157

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Partner Emerging Markets Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	1,249,906	–	1,249,906	–
Consumer Staples	1,285,909	391,915	893,994	–
Energy	1,763,409	643,178	1,120,231	–
Financials	2,883,011	772,195	2,110,816	–
Health Care	767,702	265,440	502,262	–
Industrials	956,851	145,044	811,807	–
Information Technology	1,293,674	387,561	906,113	–
Materials	451,220	451,220	–	–
Telecommunications Services	706,362	–	706,362	–
Short-Term Investments	502,543	502,543	–	–

Total	$11,860,587	$3,559,096	$8,301,491	$–

Other Financial Instruments*	$54	$54	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Brazilian Real	5,565	10/1/2009	$3,114	$3,141	$27
Philippines Peso	292,969	10/2/2009	6,157	6,184	27
Total Foreign Currency Forward Contracts Purchases			$9,271	$9,325	$54
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					$54

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$71,414	$2,300,905	$1,869,776	502,543	$502,543	$371
Total Value and Income Earned	71,414				502,543	371

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Real Estate Securities Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (96.2%)	Value
Diversified REITS (7.5%)
27,065	Colonial Properties Trust	$263,343
11,033	Cousins Properties, Inc.	91,353
113,295	Liberty Property Trust	3,685,486
14,400	PS Business Parks, Inc.	739,008
186,997	Vornado Realty Trust	12,044,477
32,920	Washington Real Estate Investment Trust	948,096

	Total Diversified REITS	17,771,763

Financials (4.7%)
218,353	iShares Dow Jones U.S. Real Estate Index Fund[a]	9,314,939
1,261	SPDR DJ Wilshire International Real Estate ETF	44,891
43,961	Vanguard REIT ETF[a]	1,825,261

	Total Financials	11,185,091

Foreign (0.6%)
125,000	Brookfield Properties Corporation	1,407,500

	Total Foreign	1,407,500

Hotels, Resorts & Cruise Lines (0.7%)
54,021	Starwood Hotels & Resorts Worldwide, Inc.	1,784,314

	Total Hotels, Resorts & Cruise Lines	1,784,314

Industrial REITS (4.8%)
155,024	AMB Property Corporation	3,557,801
221,353	DCT Industrial Trust, Inc.	1,131,114
19,175	DuPont Fabros Technology, Inc.[b]	255,602
27,000	EastGroup Properties, Inc.	1,031,940
14,000	First Industrial Realty Trust, Inc.[c]	73,500
20,000	First Potomac Realty Trust	231,200
416,785	ProLogis Trust	4,968,077

	Total Industrial REITS	11,249,234

Mortgage REITS (0.3%)
24,913	Annaly Capital Management, Inc.	451,922
13,000	Anworth Mortgage Asset Corporation	102,440
20,000	MFA Mortgage Investments, Inc.	159,200

	Total Mortgage REITS	713,562

Office REITS (16.8%)
52,650	Alexandria Real Estate Equities, Inc.[a]	2,861,528
93,317	BioMed Realty Trust, Inc.	1,287,775
162,500	Boston Properties, Inc.	10,651,875
139,585	Brandywine Realty Trust	1,541,018
76,830	Corporate Office Properties Trust	2,833,490
124,975	Digital Realty Trust, Inc.[a]	5,712,607
131,000	Douglas Emmett, Inc.	1,608,680
181,000	Duke Realty Corporation	2,173,810
33,200	Franklin Street Properties Corporation	434,920
68,300	Highwoods Properties, Inc.	2,148,035
56,660	HRPT Properties Trust	426,083
54,565	Kilroy Realty Corporation[a]	1,513,633
9,918	Lexington Corporate Properties Trust	50,582
84,475	Mack-Cali Realty Corporation	2,731,077
5,100	Parkway Properties, Inc.	100,470

Shares	Common Stock (96.2%)	Value
Office REITS (16.8%) - continued
84,799	SL Green Realty Corporation[a]	$3,718,436

	Total Office REITS	39,794,019

Real Estate Operating Companies (0.3%)
50,000	Forest City Enterprises	668,500

	Total Real Estate Operating Companies	668,500

Residential REITS (15.3%)
71,450	American Campus Communities, Inc.	1,918,433
102,003	Apartment Investment & Management Company	1,504,544
102,940	AvalonBay Communities, Inc.	7,486,826
52,077	BRE Properties, Inc.	1,630,010
85,460	Camden Property Trust	3,444,038
25,600	Education Realty Trust, Inc.	151,808
38,571	Equity Lifestyle Properties, Inc.	1,650,453
295,166	Equity Residential REIT	9,061,596
44,000	Essex Property Trust, Inc.	3,501,520
37,000	Home Properties, Inc.	1,594,330
33,012	Mid-America Apartment Communities, Inc.	1,489,832
47,076	Post Properties, Inc.	847,368
124,831	UDR, Inc.	1,964,840

	Total Residential REITS	36,245,598

Retail REITS (21.9%)
50,678	Acadia Realty Trust	763,718
86,750	CBL & Associates Properties, Inc.[a]	841,475
83,560	Developers Diversified Realty Corporation[a]	772,094
27,781	Equity One, Inc.[a]	435,328
93,520	Federal Realty Investment Trust	5,739,322
6,852	Glimcher Realty Trust	25,147
57,000	Inland Real Estate Corporation	499,320
313,600	Kimco Realty Corporation	4,089,344
35,900	Kite Realty Group Trust	149,703
130,985	Macerich Company[a]	3,972,775
89,000	National Retail Properties, Inc.[a]	1,910,830
8,400	Ramco-Gershenson Properties Trust	74,928
36,225	Realty Income Corporation[a]	929,171
111,000	Regency Centers Corporation	4,112,550
8,500	Saul Centers, Inc.	272,850
306,735	Simon Property Group, Inc.	21,296,612
50,651	Tanger Factory Outlet Centers, Inc.[a]	1,891,308
71,500	Taubman Centers, Inc.	2,579,720
70,900	Weingarten Realty Investors[a]	1,412,328

	Total Retail REITS	51,768,523

Specialized REITS (23.3%)
73,898	DiamondRock Hospitality Company[b]	598,574
35,333	Entertainment Properties Trust	1,206,269
103,100	Extra Space Storage, Inc.	1,087,705
294,279	Health Care Property Investors, Inc.	8,457,578
113,124	Health Care REIT, Inc.	4,708,221
51,875	Healthcare Realty Trust, Inc.	1,096,119
62,755	Hospitality Properties Trust	1,278,319
555,706	Host Marriott Corporation	6,540,660
52,938	LaSalle Hotel Properties	1,040,761

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Real Estate Securities Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (96.2%)	Value
Specialized REITS (23.3%) - continued
16,300	LTC Properties, Inc.	$391,852
22,813	Medical Properties Trust, Inc.	178,169
124,625	Nationwide Health Properties, Inc.	3,862,129
69,200	Omega Healthcare Investors, Inc.	1,108,584
45,609	Plum Creek Timber Company, Inc.[a]	1,397,460
142,338	Public Storage, Inc.	10,709,511
15,000	Rayonier, Inc. REIT	613,650
122,256	Senior Housing Property Trust	2,336,312
9,700	Sovran Self Storage, Inc.	295,171
47,136	Sunstone Hotel Investors, Inc.[b]	334,666
26,075	U-Store-It Trust	162,969
198,159	Ventas, Inc.	7,629,121

	Total Specialized REITS	55,033,800

	Total Common Stock (cost $280,754,932)	227,621,904

Principal Amount	Long-Term Fixed Income (0.5%)	Value
Asset-Backed Securities (0.1%)
	Residential Funding Mortgage Securities
229,122	4.470%, 7/25/2018[d]	216,026

	Total Asset-Backed Securities	216,026

Collateralized Mortgage Obligations (0.4%)
	Countrywide Home Loans, Inc.
266,597	5.484%, 3/20/2036	255,884
	Deutsche Alt-A Securities Mortgage Loan Trust
75,905	0.326%, 10/26/2009[e]	74,972
	Deutsche Alt-A Securities, Inc.
267,200	5.888%, 6/25/2036	250,371
	Impac Secured Assets Corporation
227,484	0.356%, 10/26/2009[e]	86,811
	J.P. Morgan Alternative Loan Trust
275,654	0.326%, 10/25/2009[e]	261,779

	Total Collateralized Mortgage Obligations	929,817

Commercial Mortgage-Backed Securities (<0.1%)
	Banc of America Commercial Mortgage, Inc.
6,372	4.875%, 6/10/2039	6,367

	Total Commercial Mortgage-Backed Securities	6,367

	Total Long-Term Fixed Income (cost $1,254,544)	1,152,210

Shares	Collateral Held for Securities Loaned (12.7%)	Value
30,083,700	Thrivent Financial Securities Lending Trust	$30,083,700

	Total Collateral Held for Securities Loaned (cost $30,083,700)	30,083,700

Shares	Short-Term Investments (3.3%)	Value
7,762,519	Thrivent Money Market Portfolio	7,762,519

	Total Short-Term Investments (at amortized cost)	7,762,519

	Total Investments (cost $319,855,695) 112.7%	$266,620,333

	Other Assets and Liabilities, Net (12.7%)	(30,000,868)

	Total Net Assets 100.0%	$236,619,465

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is insured or guaranteed.
e	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$6,708,663
Gross unrealized depreciation	(59,944,025)

Net unrealized appreciation (depreciation)	$(53,235,362)

Cost for federal income tax purposes	$319,855,695

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Real Estate Securities Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified REITS	17,771,763	17,771,763	–	–
Financials	11,185,091	11,185,091	–	–
Foreign	1,407,500	1,407,500	–	–
Hotels, Resorts & Cruise Lines	1,784,314	1,784,314	–	–
Industrial REITS	11,249,234	11,249,234	–	–
Mortgage REITS	713,562	713,562	–	–
Office REITS	39,794,019	39,794,019	–	–
Real Estate Operating Companies	668,500	668,500	–	–
Residential REITS	36,245,598	36,245,598	–	–
Retail REITS	51,768,523	51,768,523	–	–
Specialized REITS	55,033,800	55,033,800	–	–
Long-Term Fixed Income
Asset-Backed Securities	216,026	–	216,026	–
Collateralized Mortgage Obligations	929,817	–	929,817	–
Commercial Mortgage-Backed Securities	6,367	–	6,367	–
Collateral Held for Securities Loaned	30,083,700	30,083,700	–	–
Short-Term Investments	7,762,519	7,762,519	–	–

Total	$266,620,333	$265,468,123	$1,152,210	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$6,360,905	$21,922,037	$20,520,423	7,762,519	$7,762,519	$21,110
Thrivent Financial Securities Lending Trust	28,447,323	249,045,465	247,409,088	30,083,700	30,083,700	151,232
Total Value and Income Earned	34,808,228				37,846,219	172,342

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Partner Utilities Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (89.6%)	Value
Consumer Discretionary (0.4%)
700	Vivendi Universal SA	$21,753

	Total Consumer Discretionary	21,753

Electric Utilities (34.2%)
3,100	AES Tiete SA	35,172
2,500	Allegheny Energy, Inc.	66,300
5,600	American Electric Power Company, Inc.	173,544
300	CEZ	16,110
2,675	Companhia Energetica de Minas Gerais ADR	40,660
400	CPFL Energia SA	21,604
3,100	DPL, Inc.	80,910
7,100	Duke Energy Corporation	111,754
1,400	E.ON AG	59,252
2,500	Edison International, Inc.	83,950
1,200	Energias do Brasil SA	19,724
2,400	Entergy Corporation	191,664
1,300	Exelon Corporation	64,506
2,800	FirstEnergy Corporation	128,016
800	Fortum Oyj	20,555
4,700	FPL Group, Inc.	259,581
2,400	ITC Holdings Corporation	109,080
1,800	Northeast Utilities	42,732
2,000	NV Energy, Inc.	23,180
4,900	PPL Corporation	148,666
1,100	Progress Energy, Inc.	42,966
6,270	Southern Company	198,571
1,600	Westar Energy, Inc.	31,216

	Total Electric Utilities	1,969,713

Energy (5.6%)
700	Cabot Oil & Gas Corporation	25,025
700	Devon Energy Corporation	47,131
400	EOG Resources, Inc.	33,404
1,045	GDF Suez	46,524
900	Petrohawk Energy Corporation[a]	21,789
400	Range Resources Corporation	19,744
200	RWE AG	18,550
800	Southwestern Energy Company[a]	34,144
1,700	Spectra Energy Corporation	32,198
2,400	Williams Companies, Inc.	42,888

	Total Energy	321,397

Gas Utilities (3.7%)
600	Energen Corporation	25,860
1,000	EQT Corporation	42,600
900	New Jersey Resources Corporation	32,679
2,400	Questar Corporation	90,144
800	UGI Corporation	20,048

	Total Gas Utilities	211,331

Independent Power Producers & Energy Traders (7.7%)
3,600	AES Corporation[a]	53,352
3,600	Constellation Energy Group, Inc.	116,532
5,800	International Power plc	26,834
7,800	NRG Energy, Inc.[a]	219,882
700	Ormat Technologies, Inc.	28,574

	Total Independent Power Producers & Energy Traders	445,174

Shares	Common Stock (89.6%)	Value
Industrials (2.4%)
300	Bouygues SA	$15,328
4,900	Iberdrola SA	48,203
1,200	Quanta Services, Inc.[a]	26,556
1,800	Tetra Tech, Inc.[a]	47,754

	Total Industrials	137,841

Integrated Telecommunication Services (14.3%)
7,100	AT&T, Inc.	191,771
1,700	BCE, Inc.[a]	41,939
6,500	BT Group plc	13,546
5,600	Cable & Wireless plc	12,875
700	CenturyTel, Inc.	23,520
1,500	Deutsche Telekom AG	20,470
2,200	France Telecom SA	58,664
1,200	Koninklijke (Royal) KPN NV	19,933
19,200	Qwest Communications International, Inc.	73,152
100	Swisscom AG	35,814
4,000	Telefonica SA	110,662
6,500	Verizon Communications, Inc.	196,755
2,400	Windstream Corporation	24,312

	Total Integrated Telecommunication Services	823,413

Multi-Utilities (13.3%)
1,700	CenterPoint Energy, Inc.	21,131
800	CMS Energy Corporation	10,720
1,800	Consolidated Edison, Inc.	73,692
5,100	Dominion Resources, Inc.	175,950
1,200	National Grid plc	11,614
1,000	NSTAR	31,820
2,900	PG&E Corporation	117,421
5,900	Public Service Enterprise Group, Inc.	185,496
1,000	Sempra Energy	49,810
1,200	Wisconsin Energy Corporation	54,204
1,600	Xcel Energy, Inc.	30,784

	Total Multi-Utilities	762,642

Water Utilities (2.5%)
100	American States Water Company	3,618
2,200	American Water Works Company, Inc.	43,868
1,800	Aqua America, Inc.	31,752
700	California Water Service Group	27,258
2,100	Cia de Saneamento de Minas Gerais	35,431

	Total Water Utilities	141,927

Wireless Telecommunication Services (5.5%)
1,300	America Movil SA de CV ADR	56,979
800	American Tower Corporation[a]	29,120
800	Cellcom Israel, Ltd.	24,344
600	Crown Castle International Corporation[a]	18,816
2,700	MetroPCS Communications, Inc.[a]	25,272
400	Millicom International Cellular SAa	29,096
500	NII Holdings, Inc.[a]	14,990
2,100	SBA Communications Corporation[a]	56,763

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Partner Utilities Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (89.6%)	Value
Wireless Telecommunication Services (5.5%) - continued
2,700	Vodafone Group plc ADR	$60,750

	Total Wireless Telecommunication Services	316,130

	Total Common Stock (cost $5,753,590)	5,151,321

Shares	Short-Term Investments (10.4%)	Value
595,831	Thrivent Money Market Portfolio	595,831

	Total Short-Term Investments (at amortized cost)	595,831

	Total Investments (cost $6,349,421) 100.0%	$5,747,152

	Other Assets and Liabilities, Net <0.1%	2,199

	Total Net Assets 100.0%	$5,749,351

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$160,033
Gross unrealized depreciation	(762,302)

Net unrealized appreciation (depreciation)	$(602,269)

Cost for federal income tax purposes	$6,349,421

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Partner Utilities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	21,753	–	21,753	–
Electric Utilities	1,969,713	1,818,900	150,813	–
Energy	321,397	256,323	65,074	–
Gas Utilities	211,331	211,331	–	–
Independent Power Producers & Energy Traders	445,174	418,340	26,834	–
Industrials	137,841	74,310	63,531	–
Integrated Telecommunication Services	823,413	551,449	271,964	–
Multi-Utilities	762,642	751,028	11,614	–
Water Utilities	141,927	106,496	35,431	–
Wireless Telecommunication Services	316,130	316,130	–	–
Short-Term Investments	595,831	595,831	–	–

Total	$5,747,152	$5,100,138	$647,014	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Utilities Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$562,032	$1,960,743	$1,926,944	595,831	$595,831	$1,489
Total Value and Income Earned	562,032				595,831	1,489

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Partner Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (95.4%)	Value
Consumer Discretionary (15.5%)
133,620	ArvinMeritor, Inc.	$1,044,908
21,980	Capella Education Company[a]	1,480,133
137,220	Coldwater Creek, Inc.[a]	1,125,204
15,330	Deckers Outdoor Corporation[a]	1,300,751
40,280	DineEquity, Inc.	996,930
27,200	Fuqi International, Inc.[a,b]	796,416
37,382	Gaylord Entertainment Company[a,b]	751,378
42,000	J. Crew Group, Inc.[a]	1,504,440
40,010	Life Time Fitness, Inc.[a]	1,122,281
164,900	Orient Express Hotels, Ltd.	1,897,999
41,080	Ryland Group, Inc.	865,556
250,660	Saks, Inc.[a,b]	1,709,501
50,630	Scientific Games Corporation[a]	801,473
116,570	Texas Roadhouse, Inc.[a]	1,237,973
54,510	True Religion Apparel, Inc.[a,b]	1,413,444
22,900	Tupperware Corporation	914,168
40,200	Warnaco Group, Inc.[a]	1,763,172
54,290	WMS Industries, Inc.[a]	2,419,163

	Total Consumer Discretionary	23,144,890

Consumer Staples (2.8%)
16,120	Central European Distribution Corporation[a]	528,091
23,050	Chattem, Inc.[a,b]	1,530,750
35,280	Lance, Inc.	910,930
53,300	United Natural Foods, Inc.[a]	1,274,936

	Total Consumer Staples	4,244,707

Energy (2.9%)
59,010	Arena Resources, Inc.[a]	2,094,855
19,060	Holly Corporation	488,317
193,993	Key Energy Services, Inc.[a]	1,687,739

	Total Energy	4,270,911

Financials (6.3%)
61,790	Artio Global Investors, Inc.[a]	1,615,808
44,630	Bank of the Ozarks, Inc.[b]	1,184,034
38,740	E-House China Holdings, Ltd. ADS[a,b]	827,486
268,250	GLG Partners, Inc.[b]	1,081,048
20,050	optionsXpress Holdings, Inc.	346,464
27,590	ProAssurance Corporation[a]	1,439,922
19,830	Stifel Financial Corporation[a]	1,088,667
23,420	Tanger Factory Outlet Centers, Inc.	874,503
136,570	Western Alliance Bancorp[a,b]	861,757

	Total Financials	9,319,689

Health Care (24.8%)
54,400	Acorda Therapeutics, Inc.[a]	1,266,432
56,660	Align Technology, Inc.[a,b]	805,705
39,710	AMERIGROUP Corporation[a]	880,371
27,940	Auxilium Pharmaceuticals, Inc.[a,b]	955,827
32,580	Emergency Medical Services Corporation[a]	1,514,970
73,190	ev3, Inc.[a]	900,969
23,460	Haemonetics Corporation[a]	1,316,575
95,960	Healthsouth Corporation[a,b]	1,500,814
68,920	Human Genome Sciences, Inc.[a]	1,297,074
29,930	ICON plc ADR[a]	732,986
49,270	Immucor, Inc.[a]	872,079
95,380	Impax Laboratories, Inc.[a]	833,621

Shares	Common Stock (95.4%)	Value
Health Care (24.8%) - continued
43,479	MedAssets, Inc.[a]	$981,321
41,940	NuVasive, Inc.[a,b]	1,751,414
15,730	Onyx Pharmaceuticals, Inc.[a]	471,428
14,020	OSI Pharmaceuticals, Inc.[a]	494,906
43,760	Owens & Minor, Inc.	1,980,140
43,440	PAREXEL International Corporation[a]	590,350
16,870	Pediatrix Medical Group, Inc.[a]	926,500
36,620	Perrigo Company	1,244,714
51,080	PharMerica Corporation[a]	948,556
69,980	Psychiatric Solutions, Inc.[a]	1,872,665
21,000	Quality Systems, Inc.[b]	1,292,970
29,290	Regeneron Pharmaceuticals, Inc.[a]	565,297
56,540	Savient Pharmaceuticals, Inc.[a,b]	859,408
39,530	Seattle Genetics, Inc.[a]	554,606
45,720	STERIS Corporation	1,392,174
14,610	SXC Health Solutions Corporation[a]	683,602
383,880	Tenet Healthcare Corporation[a]	2,257,214
41,790	Thoratec Corporation[a]	1,264,983
31,640	United Therapeutics Corporation[a]	1,550,044
32,990	VIVUS, Inc.[a]	344,746
41,470	West Pharmaceutical Services, Inc.	1,684,097
16,000	Xenoport, Inc.[a]	339,680

	Total Health Care	36,928,238

Industrials (8.3%)
29,570	American Superconductor Corporation[a,b]	991,778
24,130	Copa Holdings SA	1,073,544
72,360	Ener1, Inc.[a]	500,731
27,390	EnPro Industries, Inc.[a]	626,135
39,320	Genesee & Wyoming, Inc.[a]	1,192,182
22,950	Hub Group, Inc.[a]	524,408
115,160	Kforce, Inc.[a]	1,384,223
84,550	Mobile Mini, Inc.[a,b]	1,467,788
11,340	Nordson Corporation	636,061
47,530	Tetra Tech, Inc.[a]	1,260,971
39,380	Trina Solar, Ltd.[a]	1,266,855
27,320	Watsco, Inc.[b]	1,472,821

	Total Industrials	12,397,497

Information Technology (29.5%)
78,780	ADTRAN, Inc.	1,934,049
112,690	Ariba, Inc.[a,b]	1,307,204
63,750	AsiaInfo Holdings, Inc.[a]	1,273,088
99,440	Atheros Communications, Inc.[a]	2,638,143
41,210	Blue Coat Systems, Inc.[a]	930,934
71,680	CIENA Corporation[a]	1,166,950
50,130	Comscore, Inc.[a]	902,841
79,380	CyberSource Corporation[a]	1,323,265
23,620	Cymer, Inc.[a]	917,873
47,540	DealerTrack Holdings, Inc.[a]	898,981
29,190	Digital River, Inc.[a]	1,176,941
52,750	Diodes, Inc.[a]	954,247
217,960	Fairchild Semiconductor International, Inc.[a]	2,229,731
81,210	GSI Commerce, Inc.[a,b]	1,568,165
23,900	Mercadolibre, Inc.[a,b]	919,194
64,910	Net 1 UEPS Technology, Inc.[a]	1,360,514
47,920	Netlogic Microsystems, Inc.[a,b]	2,156,400
77,560	Omniture, Inc.[a]	1,662,886
96,590	Palm, Inc.[a,b]	1,683,564

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Partner Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (95.4%)	Value
Information Technology (29.5%) - continued
77,750	Plexus Corporation[a]	$2,047,935
239,500	PMC-Sierra, Inc.[a]	2,289,620
36,530	Riverbed Technology, Inc.[a]	802,199
79,430	Semtech Corporation[a]	1,351,104
35,080	Solarwinds, Inc.[a]	772,812
54,432	Sourcefire, Inc.[a]	1,168,655
185,540	Teradyne, Inc.[a]	1,716,245
64,020	Ultratech, Inc.[a]	846,985
51,130	Varian Semiconductor Equipment Associates, Inc.[a]	1,679,109
96,730	Verigy, Ltd.[a]	1,124,003
41,240	VistaPrint NVa	2,092,930
51,100	Vocus, Inc.[a]	1,067,479

	Total Information Technology	43,964,046

Materials (3.6%)
84,990	Century Aluminum Company[a]	794,656
20,860	Compass Minerals International, Inc.	1,285,393
9,270	Schweitzer-Mauduit International, Inc.	503,917
51,460	Solutia, Inc.[a]	595,907
62,980	Temple-Inland, Inc.	1,034,132
91,470	Thompson Creek Metals Company, Inc.[a]	1,104,043

	Total Materials	5,318,048

Telecommunications Services (1.7%)
37,540	Neutral Tandem, Inc.[a]	854,410
91,760	Premiere Global Services, Inc.[a]	762,526
70,650	TW Telecom, Inc.[a]	950,242

	Total Telecommunications Services	2,567,178

	Total Common Stock (cost $116,485,268)	142,155,204

Principal Amount	Long-Term Fixed Income (0.5%)	Value
U.S. Government (0.5%)
	U.S. Treasury Notes
800,000	0.875%, 12/31/2010[c]	803,438

	Total U.S. Government	803,438

	Total Long-Term Fixed Income (cost $800,466)	803,438

Shares	Collateral Held for Securities Loaned (12.5%)	Value
18,562,320	Thrivent Financial Securities Lending Trust	18,562,320

	Total Collateral Held for Securities Loaned (cost $18,562,320)	18,562,320

Shares	Short-Term Investments (3.8%)	Value
5,624,215	Thrivent Money Market Portfolio	$5,624,215

	Total Short-Term Investments (at amortized cost)	5,624,215

	Total Investments (cost $141,472,269) 112.2%	$167,145,177

	Other Assets and Liabilities, Net (12.2%)	(18,182,803)

	Total Net Assets 100.0%	$148,962,374

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At September 30, 2009, $803,438 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ADS	-	American Depositary Share, which are underlying shares for a foreign security issued under an ADR agreement that are held on deposit by a custodian bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$28,388,127
Gross unrealized depreciation	(2,715,219)

Net unrealized appreciation (depreciation)	$25,672,908

Cost for federal income tax purposes	$141,472,269

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Partner Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Partner Small Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	23,144,890	23,144,890	–	–
Consumer Staples	4,244,707	4,244,707	–	–
Energy	4,270,911	4,270,911	–	–
Financials	9,319,689	9,319,689	–	–
Health Care	36,928,238	36,928,238	–	–
Industrials	12,397,497	12,397,497	–	–
Information Technology	43,964,046	43,964,046	–	–
Materials	5,318,048	5,318,048	–	–
Telecommunications Services	2,567,178	2,567,178	–	–
Long-Term Fixed Income
U.S. Government	803,438	–	803,438	–
Collateral Held for Securities Loaned	18,562,320	18,562,320	–	–
Short-Term Investments	5,624,215	5,624,215	–	–

Total	$167,145,177	$166,341,739	$803,438	$–

Other Financial Instruments*	$120,717	$120,717	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	65	December 2009	$3,798,784	$3,919,501	$120,717
Total Futures Contracts					$120,717

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$6,507,240	$52,903,629	$53,786,654	5,624,215	$5,624,215	$28,903
Thrivent Financial Securities Lending Trust	19,195,880	96,619,227	97,252,787	18,562,320	18,562,320	162,621
Total Value and Income Earned	25,703,120				24,186,535	191,524

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Partner Small Cap Value Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (95.6%)	Value
Consumer Discretionary (13.8%)
137,000	Aaron’s, Inc.[a]	$3,616,800
43,500	Cavco Industries, Inc.[a,b]	1,544,250
39,800	Corinthian Colleges, Inc.[a,b]	738,688
49,000	CSS Industries, Inc.	968,730
76,500	Dixie Group, Inc.[b]	235,620
60,400	Dorman Products, Inc.[b]	907,208
91,000	Drew Industries, Inc.[a,b]	1,973,790
70,400	Fred’s, Inc.	896,192
75,000	Haverty Furniture Companies, Inc.[a,b]	885,750
36,000	Hooker Furniture Corporation	486,000
82,600	Knology, Inc.[b]	805,350
51,000	M/I Homes, Inc.[b]	693,090
77,700	MarineMax, Inc.[b]	606,837
43,000	Matthews International Corporation	1,521,340
78,000	Men’s Wearhouse, Inc.	1,926,600
80,000	Meritage Homes Corporation[a,b]	1,624,000
159,000	Orient Express Hotels, Ltd.[a]	1,830,090
68,200	Pool Corporation	1,515,404
141,000	Shiloh Industries, Inc.[b]	634,500
62,100	Stanley Furniture Company, Inc.[a]	643,977
145,000	Stein Mart, Inc.[b]	1,842,950
46,900	Steven Madden, Ltd.[b]	1,726,389
105,000	Winnebago Industries, Inc.[a,b]	1,544,550

	Total Consumer Discretionary	29,168,105

Consumer Staples (1.7%)
255,000	Alliance One International, Inc.[b]	1,142,400
44,000	Casey’s General Stores, Inc.	1,380,720
40,000	Nash Finch Company	1,093,600

	Total Consumer Staples	3,616,720

Energy (6.1%)
43,300	Carbo Ceramics, Inc.[a]	2,232,115
27,500	Encore Acquisition Company[b]	1,028,500
45,000	Forest Oil Corporation[b]	880,650
54,300	Gulf Island Fabrication, Inc.	1,017,582
145,000	Hercules Offshore, Inc.[b]	711,950
11,000	Overseas Shipholding Group, Inc.	411,070
109,000	Penn Virginia Corporation	2,497,190
70,700	Whiting Petroleum Corporation[b]	4,070,906

	Total Energy	12,849,963

Financials (20.5%)
194,100	Ares Capital Corporation	2,138,982
190,000	CBL & Associates Properties, Inc.[a]	1,843,000
131,500	Cedar Shopping Centers, Inc.	848,175
50,200	Central Fund of Canada, Ltd.	665,150
133,000	East West Bancorp, Inc.[a]	1,103,900
45,000	Employers Holdings, Inc.	696,600
118,000	First Opportunity Fund, Inc.	755,200
84,200	First Potomac Realty Trust	973,352
90,500	Glacier Bancorp, Inc.[a]	1,352,070
71,000	Gladstone Capital Corporation[a]	634,030
64,500	Hatteras Financial Corporation[a]	1,933,710
125,000	Hercules Technology Growth Capital, Inc.[a]	1,227,500
36,300	Home Bancshares, Inc.[a]	795,696
20,000	iShares Russell 2000 Value Fund[a]	1,130,600
58,200	JMP Group, Inc.	562,212
60,500	Kilroy Realty Corporation[a]	1,678,270
165,000	Kite Realty Group Trust	688,050

Shares	Common Stock (95.6%)	Value
Financials (20.5%) - continued
60,000	LaSalle Hotel Properties	$1,179,600
3,900	Markel Corporation[b]	1,286,298
92,000	Max Re Capital, Ltd.	1,966,040
91,000	Meadowbrook Insurance Group, Inc.	673,400
58,000	National Interstate Corporation[a]	1,015,000
36,000	Parkway Properties, Inc.	709,200
158,800	PennantPark Investment Corporation	1,287,868
33,500	Piper Jaffray Companies[b]	1,598,620
65,000	Potlatch Corporation	1,849,250
72,000	ProAssurance Corporation[b]	3,757,680
89,000	Redwood Trust, Inc.[a]	1,379,500
126,666	Safeguard Scientifics, Inc.[b]	1,389,526
58,000	Sandy Spring Bancorp, Inc.[a]	944,240
55,000	Seabright Insurance Holdings[b]	628,100
64,900	SVB Financial Group[a,b]	2,808,223
115,000	Western Alliance Bancorp[b]	725,650
43,200	Wintrust Financial Corporation	1,207,872

	Total Financials	43,432,564

Health Care (5.6%)
20,000	Analogic Corporation	740,400
39,000	Angiodynamics, Inc.[b]	537,420
6,900	Atrion Corporation	996,360
430,000	Lexicon Pharmaceuticals, Inc.[b]	915,900
81,000	Momenta Pharmaceuticals, Inc.[b]	859,410
32,500	National Healthcare Corporation[a]	1,211,925
75,500	Owens & Minor, Inc.	3,416,375
66,500	Triple-S Management Corporation[b]	1,115,205
52,000	West Pharmaceutical Services, Inc.	2,111,720

	Total Health Care	11,904,715

Industrials (23.1%)
27,000	A.O. Smith Corporation	1,028,700
129,700	Accuride Corporation[b]	35,538
79,000	Alaska Air Group, Inc.[b]	2,116,410
27,500	Ameron International Corporation	1,924,450
51,900	Applied Industrial Technologies, Inc.	1,098,204
33,000	Astec Industries, Inc.[b]	840,510
139,000	Beacon Roofing Supply, Inc.[b]	2,221,220
54,000	Belden, Inc.	1,247,400
85,200	C&D Technologies, Inc.[a,b]	183,180
46,000	Circor International, Inc.	1,299,960
91,000	Comfort Systems USA, Inc.	1,054,690
39,000	Courier Corporation	590,850
43,000	Dollar Thrifty Automotive Group, Inc.[a,b]	1,057,370
16,200	Franklin Electric Company, Inc.[a]	464,454
18,000	FTI Consulting, Inc.[b]	766,980
59,000	G & K Services, Inc.	1,307,440
58,000	Genesee & Wyoming, Inc.[b]	1,758,560
93,500	Gibraltar Industries, Inc.	1,240,745
48,500	Greenbrier Companies, Inc.	567,935
63,000	Hub Group, Inc.[b]	1,439,550
57,000	IDEX Corporation	1,593,150
88,000	Insituform Technologies, Inc.[b]	1,684,320
49,000	Kaman Corporation	1,077,020
188,000	Kforce, Inc.[b]	2,259,760
71,000	Kirby Corporation[b]	2,614,220

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Partner Small Cap Value Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (95.6%)	Value
Industrials (23.1%) - continued
44,500	Kratos Defense & Security Solutions, Inc.[b]	$389,375
105,000	McGrath Rentcorp	2,233,350
201,000	MPS Group, Inc.[b]	2,114,520
60,000	Navigant Consulting, Inc.[b]	810,000
52,000	Nordson Corporation	2,916,680
15,800	School Specialty, Inc.[b]	374,776
55,400	Sterling Construction Company, Inc.[b]	992,214
48,700	Sun Hydraulics Corporation	1,025,622
48,500	Universal Forest Products, Inc.	1,913,810
147,500	Vitran Corporation, Inc.[b]	1,330,450
50,000	Waste Connections, Inc.[b]	1,443,000
78,500	Woodward Governor Company	1,904,410

	Total Industrials	48,920,823

Information Technology (10.3%)
126,000	Advanced Energy Industries, Inc.[b]	1,794,240
119,000	Ariba, Inc.[a,b]	1,380,400
34,300	ATMI, Inc.[b]	622,545
110,000	Brooks Automation, Inc.[b]	850,300
16,600	Cabot Microelectronics Corporation[b]	578,676
111,600	Electro Rent Corporation	1,285,632
63,000	FormFactor, Inc.[b]	1,506,960
148,500	Ixia[b]	1,018,710
33,200	Littelfuse, Inc.[b]	871,168
80,000	Methode Electronics, Inc.	693,600
48,000	Palm, Inc.[a,b]	836,640
85,000	Progress Software Corporation[b]	1,925,250
329,000	Sonus Networks, Inc.[b]	697,480
28,100	SPSS, Inc.[b]	1,403,595
33,500	Standard Microsystems Corporation[b]	777,535
86,500	StarTek, Inc.[b]	750,820
92,300	Symyx Technologies, Inc.[b]	611,026
66,000	Synnex Corporation[b]	2,011,680
130,700	Teradyne, Inc.[b]	1,208,975
64,600	Xyratex, Ltd.[b]	614,346
488,000	Zarlink Semiconductor, Inc.[b]	308,562

	Total Information Technology	21,748,140

Materials (9.7%)
42,000	Airgas, Inc.	2,031,540
50,200	AMCOL International Corporation[a]	1,149,078
96,000	American Vanguard Corporation[a]	797,760
77,200	AptarGroup, Inc.	2,884,192
61,000	Arch Chemicals, Inc.	1,829,390
59,000	Carpenter Technology Corporation	1,380,010
31,000	Clearwater Paper Corporation[b]	1,281,230
13,500	Deltic Timber Corporation	617,895
54,400	Franco-Nevada Corporation	1,427,194
87,500	Innospec, Inc.	1,290,625
24,800	Minerals Technologies, Inc.	1,179,488
143,000	Myers Industries, Inc.	1,540,110
80,500	Sims Metal Management, Ltd. ADR	1,604,365
165,000	Wausau Paper Corporation	1,650,000

	Total Materials	20,662,877

Shares	Common Stock (95.6%)	Value
Telecommunications Services (0.4%)
98,000	Premiere Global Services, Inc.[b]	$814,380

	Total Telecommunications Services	814,380

Utilities (4.4%)
61,000	Black Hills Corporation	1,535,370
104,500	Cleco Corporation	2,620,860
90,500	El Paso Electric Company[b]	1,599,135
41,500	Empire District Electric Company[a]	750,735
66,000	Southwest Gas Corporation	1,688,280
47,000	Vectren Corporation	1,082,880

	Total Utilities	9,277,260

	Total Common Stock (cost $210,911,578)	202,395,547

Shares	Preferred Stock (1.4%)	Value
Energy (0.5%)
6,700	Whiting Petroleum Corporation, Convertible	1,011,499

	Total Energy	1,011,499

Financials (0.6%)
8,400	Assured Guaranty, Ltd., Convertible	693,000
820	East West Bancorp, Inc.	656,000

	Total Financials	1,349,000

Health Care (0.3%)
55,300	National Healthcare Corporation, Convertible	621,572

	Total Health Care	621,572

	Total Preferred Stock (cost $2,650,261)	2,982,071

Shares	Collateral Held for Securities Loaned (10.6%)	Value
22,316,666	Thrivent Financial Securities Lending Trust	22,316,666

	Total Collateral Held for Securities Loaned (cost $22,316,666)	22,316,666

Shares	Short-Term Investments (3.2%)	Value
6,754,588	Thrivent Money Market Portfolio	6,754,588

	Total Short-Term Investments (at amortized cost)	6,754,588

	Total Investments (cost $242,633,093) 110.8%	$234,448,872

	Other Assets and Liabilities, Net (10.8%)	(22,789,752)

	Total Net Assets 100.0%	$211,659,120

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Partner Small Cap Value Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

a	All or a portion of the security is on loan.
b	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$24,333,541
Gross unrealized depreciation	(32,517,762)

Net unrealized appreciation (depreciation)	$(8,184,221)

Cost for federal income tax purposes	$242,633,093

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Partner Small Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	29,168,105	29,168,105	–	–
Consumer Staples	3,616,720	3,616,720	–	–
Energy	12,849,963	12,849,963	–	–
Financials	43,432,564	43,432,564	–	–
Health Care	11,904,715	11,904,715	–	–
Industrials	48,920,823	48,920,823	–	–
Information Technology	21,748,140	21,748,140	–	–
Materials	20,662,877	20,662,877	–	–
Telecommunications Services	814,380	814,380	–	–
Utilities	9,277,260	9,277,260	–	–
Preferred Stock
Energy	1,011,499	1,011,499	–	–
Financials	1,349,000	656,000	–	693,000
Health Care	621,572	621,572	–	–
Collateral Held for Securities Loaned	22,316,666	22,316,666	–	–
Short-Term Investments	6,754,588	6,754,588	–	–

Total	$234,448,872	$233,755,872	$–	$693,000

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Small Cap Value Portfolio.

Investments in Securities	Value December 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers in and/or (Out of) Level 3	Value September 30, 2009
Preferred Stock Financials	–	–	–	273,000	420,000	–	693,000

Total	$–	$–	$–	$273,000	$420,000	$–	$693,000

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$2,927,734	$19,392,276	$15,565,422	6,754,588	$6,754,588	$10,413
Thrivent Financial Securities Lending Trust	26,942,036	93,701,100	98,326,470	22,316,666	22,316,666	81,229
Total Value and Income Earned	29,869,770				29,071,254	91,642

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Small Cap Stock Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (98.0%)	Value
Consumer Discretionary (13.2%)
49,400	Aaron’s, Inc.	$1,304,160
16,500	Aeropostale, Inc.[a]	717,255
20,600	Autoliv, Inc.	692,160
59,510	Bally Technologies, Inc.[a]	2,283,399
41,500	Brinker International, Inc.	652,795
35,000	Buffalo Wild Wings, Inc.[a]	1,456,350
70,300	Career Education Corporation[a]	1,713,914
64,800	Carter’s, Inc.[a]	1,730,160
57,700	Chico’s FAS, Inc.[a]	750,100
79,800	Cooper Tire & Rubber Company	1,402,884
60,900	Dolan Media Company[a]	730,191
176,600	Domino’s Pizza, Inc.[a]	1,561,144
58,200	Fossil, Inc.[a]	1,655,790
47,100	Fred’s, Inc.	599,583
50,100	Fuqi International, Inc.[a,b]	1,466,928
29,950	Gaylord Entertainment Company[a]	601,995
34,700	Guess ?, Inc.	1,285,288
73,400	Jarden Corporation	2,060,338
21,200	Jones Apparel Group, Inc.	380,116
30,300	KB Home	503,283
101,100	La-Z-Boy, Inc.	874,515
182,700	Leapfrog Enterprises, Inc.[a]	750,897
44,811	Lincoln Educational Services[a]	1,025,275
34,600	LKQ Corporation[a]	641,484
85,000	MarineMax, Inc.[a]	663,850
119,700	Melco PBL Entertainment Macau, Ltd. ADR[a]	833,112
63,100	Men’s Wearhouse, Inc.	1,558,570
13,900	P.F. Chang’s China Bistro, Inc.[a]	472,183
17,500	Panera Bread Company[a]	962,500
2,700	Priceline.com, Inc.[a]	447,714
219,300	Shuffle Master, Inc.[a]	2,065,806
84,000	Texas Roadhouse, Inc.[a]	892,080
42,000	Tupperware Corporation	1,676,640
40,500	Valassis Communications, Inc.[a]	724,140
54,400	Virgin Media, Inc.	757,248
38,500	Warnaco Group, Inc.[a]	1,688,610
102,500	Warner Music Corporation[a]	566,825
53,100	WMS Industries, Inc.[a]	2,366,136
64,900	Wolverine World Wide, Inc.	1,612,116

	Total Consumer Discretionary	44,127,534

Consumer Staples (3.9%)
24,000	American Italian Pasta Company[a]	652,320
88,900	Bare Escentuals, Inc.[a]	1,057,021
52,168	Calavo Growers, Inc.	990,149
47,700	Casey’s General Stores, Inc.	1,496,826
53,600	Central European Distribution Corporation[a]	1,755,936
12,300	Elizabeth Arden, Inc.[a]	144,771
65,900	Flowers Foods, Inc.	1,732,511
63,500	Herbalife, Ltd.	2,078,990
53,200	TreeHouse Foods, Inc.[a]	1,897,644
65,835	Vector Group, Ltd.[b]	1,025,709

	Total Consumer Staples	12,831,877

Energy (7.6%)
51,200	Alpha Natural Resources, Inc.[a]	1,797,120
29,900	Arch Coal, Inc.	661,687
54,200	Atlas Energy, Inc.	1,467,194
37,600	Cabot Oil & Gas Corporation	1,344,200

Shares	Common Stock (98.0%)	Value
Energy (7.6%) - continued
65,100	Carrizo Oil & Gas, Inc.[a]	$1,594,299
33,100	Cimarex Energy Company	1,433,892
19,800	Dresser-Rand Group, Inc.[a]	615,186
116,500	Global Industries, Ltd.[a,b]	1,106,750
39,600	Massey Energy Company	1,104,444
51,900	Oil States International, Inc.[a]	1,823,247
121,500	Patterson-UTI Energy, Inc.	1,834,650
49,100	Petroleum Development Corporation[a]	916,206
92,600	Rosetta Resources, Inc.[a]	1,360,294
124,100	SandRidge Energy, Inc.[a,b]	1,608,336
65,800	Southern Union Company	1,367,982
24,200	Superior Energy Services, Inc.[a]	544,984
47,200	T-3 Energy Services, Inc.[a]	929,840
104,200	Tesco Corporation[a]	831,516
103,200	TETRA Technologies, Inc.[a]	1,000,008
93,700	Union Drilling, Inc.[a]	715,868
23,300	World Fuel Services Corporation[b]	1,120,031

	Total Energy	25,177,734

Financials (19.5%)
28,100	Affiliated Managers Group, Inc.[a]	1,826,781
32,066	Altisource Portfolio Solutions SAa	463,033
151,500	American Equity Investment Life Holding Company	1,063,530
30,400	American Financial Group, Inc.	775,200
9,000	Arch Capital Group, Ltd.[a]	607,860
14,300	Arthur J. Gallagher & Company	348,491
25,500	Aspen Insurance Holdings, Ltd.	674,985
41,700	Astoria Financial Corporation	460,368
41,700	BancorpSouth, Inc.[b]	1,017,897
121,700	Cardinal Financial Corporation	1,001,591
52,400	Cash America International, Inc.	1,580,384
29,950	Colonial Properties Trust	291,414
39,500	Delphi Financial Group, Inc.	893,885
61,100	Dollar Financial Corporation[a]	978,822
61,600	Duff & Phelps Corporation	1,180,256
120,400	DuPont Fabros Technology, Inc.[a]	1,604,932
69,550	East West Bancorp, Inc.	577,265
43,800	Endurance Specialty Holdings, Ltd.	1,597,386
46,600	Evercore Partners, Inc.	1,361,652
92,882	FBR Capital Markets Corporation[a]	550,790
192,800	First Industrial Realty Trust, Inc.[c]	1,012,200
90,600	First Mercury Financial Corporation	1,206,792
127,650	First Niagara Financial Group, Inc.	1,573,924
96,250	Franklin Street Properties Corporation	1,260,875
39,400	Hanover Insurance Group, Inc.	1,628,402
57,300	HCC Insurance Holdings, Inc.	1,567,155
46,050	Home Bancshares, Inc.	1,009,416
10,650	Hospitality Properties Trust	216,941
36,700	iShares Russell Microcap Index Fund[b]	1,448,549
67,600	Kite Realty Group Trust	281,892
61,700	Knight Capital Group, Inc.[a]	1,341,975
23,200	LaSalle Hotel Properties	456,112
134,800	Maiden Holdings, Ltd.	979,996
77,700	Max Re Capital, Ltd.	1,660,449
153,900	Meadowbrook Insurance Group, Inc.	1,138,860
139,400	MFA Mortgage Investments, Inc.	1,109,624
177,300	MGIC Investment Corporation[a,b]	1,313,793

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Small Cap Stock Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (98.0%)	Value
Financials (19.5%) - continued
8,500	Mid-America Apartment Communities, Inc.	$383,605
67,800	National Retail Properties, Inc.	1,455,666
44,600	Nelnet, Inc.[a]	554,824
103,200	Ocwen Financial Corporation[a]	1,168,224
89,800	optionsXpress Holdings, Inc.	1,551,744
59,000	PHH Corporation[a]	1,170,560
18,500	Platinum Underwriters Holdings, Ltd.	663,040
43,200	Prosperity Bancshares, Inc.[b]	1,502,928
89,000	Protective Life Corporation	1,906,380
32,400	Renasant Corporation	481,140
62,400	SEI Investments Company	1,228,032
36,600	Signature Bank[a]	1,061,400
129,650	Sterling Bancshares, Inc.	947,741
16,850	Stifel Financial Corporation[a]	925,065
139,400	Sunstone Hotel Investors, Inc.[a]	989,740
28,000	SVB Financial Group[a,b]	1,211,560
61,000	Texas Capital Bancshares, Inc.[a]	1,027,240
12,800	Tower Bancorp, Inc.	336,256
35,650	Univest Corporation of Pennsylvania	772,536
43,285	Validus Holdings, Ltd.[b]	1,116,753
54,600	Waddell & Reed Financial, Inc.	1,553,370
41,100	Washington Federal, Inc.	692,946
9,700	Western Alliance Bancorp[a]	61,207
38,700	Westfield Financial, Inc.	327,789
47,100	Willis Group Holdings, Ltd.	1,329,162
79,400	XL Capital, Ltd.	1,386,324
57,800	Zions Bancorporation[b]	1,038,666

	Total Financials	64,907,375

Health Care (11.9%)
74,700	American Medical Systems Holdings, Inc.[a]	1,263,924
17,000	Beckman Coulter, Inc.	1,171,980
89,776	BioMarin Pharmaceutical, Inc.[a,b]	1,623,150
12,300	Bio-Rad Laboratories, Inc.[a]	1,130,124
43,700	Catalyst Health Solutions, Inc.[a]	1,273,855
11,900	Cerner Corporation[a]	890,120
30,900	Chemed Corporation	1,356,201
18,800	Dionex Corporation[a]	1,221,436
33,950	Emergency Medical Services Corporation[a]	1,578,675
107,600	Endologix, Inc.[a]	666,044
92,600	Healthsouth Corporation[a]	1,448,264
24,500	Hologic, Inc.[a]	400,330
24,900	ICON plc ADR[a]	609,801
48,300	Invacare Corporation	1,076,124
69,700	inVentiv Health, Inc.[a]	1,166,081
25,500	Kinetic Concepts, Inc.[a]	942,990
134,600	King Pharmaceuticals, Inc.[a]	1,449,642
52,300	Lincare Holdings, Inc.[a]	1,634,375
78,400	MedAssets, Inc.[a]	1,769,488
23,300	MedCath Corporation[a]	204,341
45,900	Medicis Pharmaceutical Corporation	979,965
19,400	NuVasive, Inc.[a,b]	810,144
43,200	Owens & Minor, Inc.	1,954,800
25,300	Pediatrix Medical Group, Inc.[a]	1,389,476
40,600	Perrigo Company	1,379,994
46,000	RehabCare Group, Inc.[a]	997,740
98,600	Savient Pharmaceuticals, Inc.[a,b]	1,498,720
51,000	STERIS Corporation	1,552,950

Shares	Common Stock (98.0%)	Value
Health Care (11.9%) - continued
52,000	Syneron Medical, Ltd.[a]	$593,320
19,600	Thoratec Corporation[a]	593,292
50,400	Triple-S Management Corporation[a]	845,208
32,800	United Therapeutics Corporation[a]	1,606,872
18,000	Universal Health Services, Inc.	1,114,740
37,300	Watson Pharmaceuticals, Inc.[a]	1,366,672

	Total Health Care	39,560,838

Industrials (14.0%)
57,900	AAON, Inc.	1,162,632
42,300	Baldor Electric Company	1,156,482
75,700	BE Aerospace, Inc.[a]	1,524,598
74,700	Beacon Roofing Supply, Inc.[a]	1,193,706
193,300	Bowne & Company, Inc.	1,488,410
106,800	Chicago Bridge and Iron Company	1,995,024
30,600	Copa Holdings SA	1,361,394
4,392	Cubic Corporation	173,352
47,000	Curtiss-Wright Corporation	1,604,110
94,200	Deluxe Corporation	1,610,820
85,150	DynCorp International, Inc.[a]	1,532,700
21,100	EMCOR Group, Inc.[a]	534,252
65,600	EnerSys[a]	1,451,072
21,400	FTI Consulting, Inc.[a]	911,854
66,100	Gardner Denver, Inc.[a]	2,305,568
45,300	Genco Shipping & Trading, Ltd.[b]	941,334
15,400	General Cable Corporation[a]	602,910
124,900	Great Lakes Dredge & Dock Company	871,802
55,100	Griffon Corporation[a]	554,857
19,200	Heico Corporation[b]	832,512
31,600	IDEX Corporation	883,220
146,500	Iridium Communications, Inc.[a]	1,651,055
23,600	Kaydon Corporation	765,112
35,900	Kirby Corporation[a]	1,321,838
67,400	Knight Transportation, Inc.	1,130,972
23,400	Landstar System, Inc.	890,604
22,900	Lennox International, Inc.	827,148
178,300	Manitowoc Company, Inc.	1,688,501
22,500	Middleby Corporation[a,b]	1,237,725
74,100	Monster Worldwide, Inc.[a]	1,295,268
29,500	Navistar International Corporation[a]	1,103,890
37,000	Oshkosh Corporation	1,144,410
93,200	Protection One, Inc.[a]	411,012
24,500	Robert Half International, Inc.	612,990
33,400	Seahawk Drilling, Inc.[a]	1,038,406
99,650	SmartHeat, Inc.[a]	1,182,846
46,700	Sykes Enterprises, Inc.[a]	972,294
53,000	Teledyne Technologies, Inc.[a]	1,907,470
23,400	Triumph Group, Inc.	1,122,966
68,800	Woodward Governor Company	1,669,088

	Total Industrials	46,666,204

Information Technology (17.0%)
125,500	ADC Telecommunications, Inc.[a]	1,046,670
53,100	ADTRAN, Inc.	1,303,605
164,600	Advanced Micro Devices, Inc.[a,b]	931,636
40,400	AsiaInfo Holdings, Inc.[a]	806,788
283,000	Atmel Corporation[a]	1,185,770
49,650	Brightpoint, Inc.[a]	434,437
34,500	CIENA Corporation[a]	561,660
57,800	Commvault Systems, Inc.[a]	1,199,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Small Cap Stock Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (98.0%)	Value
Information Technology (17.0%) - continued
99,942	Compuware Corporation[a]	$732,575
127,800	Comtech Group, Inc.[a]	782,136
36,300	DTS, Inc.[a,b]	993,894
172,400	EarthLink, Inc.	1,449,884
36,500	F5 Networks, Inc.[a]	1,446,495
217,200	FalconStor Software, Inc.[a]	1,079,484
39,100	Fidelity National Information Services, Inc.	997,441
150,212	Finisar Corporation[a]	1,454,052
174,600	Flextronics International, Ltd.[a]	1,302,516
29,205	FormFactor, Inc.[a]	698,584
112,200	Jabil Circuit, Inc.	1,504,602
28,400	JDA Software Group, Inc.[a]	623,096
568,100	Lattice Semiconductor Corporation[a]	1,278,225
46,900	Lender Processing Services, Inc.	1,790,173
159,900	Limelight Networks, Inc.[a]	649,194
22,600	ManTech International Corporation[a]	1,065,816
84,100	Mellanox Technologies, Ltd.[a]	1,378,399
135,700	Mentor Graphics Corporation[a]	1,263,367
80,400	MIPS Technologies, Inc.[a]	303,108
36,700	Multi-Fineline Electronix, Inc.[a]	1,053,657
54,000	Netezza Corporation[a]	606,960
28,700	Nuance Communications, Inc.[a]	429,352
10,700	OpenTable, Inc.[a]	294,892
32,100	Palm, Inc.[a,b]	559,503
56,000	Polycom, Inc.[a]	1,498,000
85,500	QLogic Corporation[a]	1,470,600
130,600	Skyworks Solutions, Inc.[a]	1,729,144
270,400	Smart Modular Technologies (WWH), Inc.[a,c]	1,287,104
59,300	Solera Holdings, Inc.	1,844,823
35,700	Sybase, Inc.[a]	1,388,730
29,700	Synaptics, Inc.[a,b]	748,440
52,000	Synnex Corporation[a]	1,584,960
214,300	Tellabs, Inc.[a]	1,482,956
141,100	Teradyne, Inc.[a]	1,305,175
192,900	TIBCO Software, Inc.[a]	1,830,621
225,100	TriQuint Semiconductor, Inc.[a]	1,737,772
141,550	TTM Technologies, Inc.[a]	1,623,579
115,100	ValueClick, Inc.[a]	1,518,169
49,000	Varian Semiconductor Equipment Associates, Inc.[a]	1,609,160
195,200	Vishay Intertechnology, Inc.[a]	1,542,080
112,600	Zoran Corporation[a]	1,297,152

	Total Information Technology	56,705,786

Materials (6.7%)
64,600	AK Steel Holding Corporation	1,274,558
39,600	Albemarle Corporation	1,370,160
114,000	Allied Nevada Gold Corporation[a]	1,116,060
10,000	CF Industries Holdings, Inc.	862,300
19,600	Commercial Metals Company	350,840
15,800	FMC Corporation	888,750
64,150	Horsehead Holding Corporation[a]	751,838
53,900	Innophos Holdings, Inc.	997,150
142,700	Kingsgate Consolidated, Ltd.	1,023,927
61,100	Myers Industries, Inc.	658,047
44,000	Owens-Illinois, Inc.[a]	1,623,600
79,500	Packaging Corporation of America	1,621,800

Shares	Common Stock (98.0%)	Value
Materials (6.7%) - continued
62,900	Pactiv Corporation[a]	$1,638,545
40,925	Pan American Silver Corporation[a]	933,090
67,000	Rockwood Holdings, Inc.[a]	1,378,190
55,300	RTI International Metals, Inc.[a]	1,377,523
35,200	Silgan Holdings, Inc.	1,856,096
34,700	Steel Dynamics, Inc.	532,298
30,900	Terra Industries, Inc.	1,071,303
19,400	Walter Energy, Inc.	1,165,164

	Total Materials	22,491,239

Telecommunications Services (1.1%)
118,100	Alaska Communication Systems Group, Inc.	1,092,425
50,800	Iowa Telecommunications Services, Inc.	640,080
63,000	Syniverse Holdings, Inc.[a]	1,102,500
67,200	Windstream Corporation	680,736

	Total Telecommunications Services	3,515,741

Utilities (3.1%)
28,700	American States Water Company	1,038,366
73,100	Avista Corporation	1,478,082
38,000	Edison International, Inc.	1,276,040
18,100	Energen Corporation	780,110
46,700	Mirant Corporation[a]	767,281
37,000	Nicor, Inc.	1,353,830
83,900	Portland General Electric Company	1,654,508
18,000	Southwest Gas Corporation	460,440
63,600	UGI Corporation	1,593,816

	Total Utilities	10,402,473

	Total Common Stock (cost $264,303,940)	326,386,801

Principal Amount	Long-Term Fixed Income (0.3%)	Value
U.S. Government (0.3%)
1,000,000	U.S. Treasury Notes 0.875%, 12/31/2010	1,004,297

	Total U.S. Government	1,004,297

	Total Long-Term Fixed Income (cost $1,000,582)	1,004,297

Shares	Collateral Held for Securities Loaned (5.2%)	Value
17,405,374	Thrivent Financial Securities Lending Trust	17,405,374

	Total Collateral Held for Securities Loaned (cost $17,405,374)	17,405,374

Shares or Principal Amount	Short-Term Investments (1.9%)[d]	Value
	Falcon Asset Securitization Corporation, LLC
6,300,000	0.080%, 10/1/2009	6,300,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Small Cap Stock Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares or Principal Amount	Short-Term Investments (1.9%)[d]	Value
17,254	Thrivent Money Market Portfolio	$17,254

	Total Short-Term Investments (at amortized cost)	6,317,254

	Total Investments (cost $289,027,150) 105.4%	$351,113,726

	Other Assets and Liabilities, Net (5.4%)	(17,928,459)

	Total Net Assets 100.0%	$333,185,267

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$63,805,881
Gross unrealized depreciation	(1,719,305)

Net unrealized appreciation (depreciation)	$62,086,576

Cost for federal income tax purposes	$289,027,150

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	44,127,534	44,127,534	–	–
Consumer Staples	12,831,877	12,831,877	–	–
Energy	25,177,734	25,177,734	–	–
Financials	64,907,375	64,907,375	–	–
Health Care	39,560,838	39,560,838	–	–
Industrials	46,666,204	46,666,204	–	–
Information Technology	56,705,786	56,705,786	–	–
Materials	22,491,239	21,467,312	1,023,927	–
Telecommunications Services	3,515,741	3,515,741	–	–
Utilities	10,402,473	10,402,473	–	–
Long-Term Fixed Income
U.S. Government	1,004,297	–	1,004,297	–
Collateral Held for Securities Loaned	17,405,374	17,405,374	–	–
Short-Term Investments	6,317,254	17,254	6,300,000	–

Total	$351,113,726	$342,785,502	$8,328,224	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$5,893,633	$69,233,695	$75,110,074	17,254	$17,254	$20,140
Thrivent Financial Securities Lending Trust	28,172,401	136,088,113	146,855,140	17,405,374	17,405,374	224,121
Total Value and Income Earned	34,066,034				17,422,628	244,261

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (99.1%)	Value
Consumer Discretionary (14.8%)
9,300	American Public Education, Inc.[a]	$323,082
13,600	Arbitron, Inc.	282,336
6,300	Arctic Cat, Inc.	44,478
9,600	Audiovox Corporation[a]	65,760
11,100	Big 5 Sporting Goods Corporation	167,610
7,400	Blue Nile, Inc.[a,b]	459,688
22,025	Brown Shoe Company, Inc.	176,641
45,400	Brunswick Corporation	543,892
13,150	Buckle, Inc.[b]	448,941
9,200	Buffalo Wild Wings, Inc.[a,b]	382,812
20,800	Cabela’s, Inc.[a,b]	277,472
12,500	California Pizza Kitchen, Inc.[a]	195,250
7,400	Capella Education Company[a]	498,316
29,200	Carter’s, Inc.[a]	779,640
15,300	Cato Corporation	310,437
11,825	CEC Entertainment, Inc.[a]	305,794
10,900	Charlotte Russe Holding, Inc.[a]	190,750
14,000	Children’s Place Retail Stores, Inc.[a]	419,440
18,525	Christopher & Banks Corporation	125,414
28,100	CKE Restaurants, Inc.	294,769
15,700	Coinstar, Inc.[a]	517,786
11,600	Cracker Barrel Old Country Store, Inc.	399,040
44,100	Crocs, Inc.[a]	293,265
6,700	Deckers Outdoor Corporation[a]	568,495
7,700	DineEquity, Inc.[b]	190,575
23,300	Dress Barn, Inc.[a,b]	417,769
9,600	Drew Industries, Inc.[a]	208,224
14,833	E.W. Scripps Company[a]	111,248
13,450	Ethan Allen Interiors, Inc.[b]	221,925
28,193	Finish Line, Inc.	286,441
20,650	Fred’s, Inc.	262,874
11,600	Genesco, Inc.[a]	279,212
12,400	Group 1 Automotive, Inc.	332,940
15,300	Gymboree Corporation[a]	740,214
9,600	Haverty Furniture Companies, Inc.[a]	113,376
15,500	Helen of Troy, Ltd.[a]	301,165
14,750	Hibbett Sports, Inc.[a]	268,892
31,800	Hillenbrand, Inc.	647,766
22,775	Hot Topic, Inc.[a,b]	170,585
20,300	HSN, Inc.[a]	330,484
36,700	Iconix Brand Group, Inc.[a]	457,649
20,300	Interval Leisure Group, Inc.[a]	253,344
29,400	Jack in the Box, Inc.[a]	602,406
14,400	JAKKS Pacific, Inc.[a]	206,208
13,630	Jo-Ann Stores, Inc.[a]	365,693
9,375	Joseph A. Bank Clothiers, Inc.[a]	419,719
8,800	Kid Brands, Inc.[a]	54,560
13,900	K-Swiss, Inc.	122,181
4,200	Landry’s Restaurants, Inc.[a,b]	44,100
26,500	La-Z-Boy, Inc.	229,225
8,900	Lithia Motors, Inc.[b]	138,751
43,000	Live Nation, Inc.[a]	352,170
48,900	Liz Claiborne, Inc.	241,077
9,500	M/I Homes, Inc.[a]	129,105
10,100	Maidenform Brands, Inc.[a]	162,206
10,800	Marcus Corporation	138,132
11,000	MarineMax, Inc.[a]	85,910
26,800	Men’s Wearhouse, Inc.	661,960
16,300	Meritage Homes Corporation[a]	330,890
7,400	Midas, Inc.[a]	69,560

Shares	Common Stock (99.1%)	Value
Consumer Discretionary (14.8%) - continued
5,900	Monarch Casino & Resort, Inc.[a]	$63,484
9,200	Movado Group, Inc.	133,676
14,000	Multimedia Games, Inc.[a]	71,680
2,500	National Presto Industries, Inc.	216,275
10,600	Nautilus Group, Inc.[a,b]	18,020
15,900	NutriSystem, Inc.	242,634
9,700	O’Charley’s, Inc.[a]	90,889
39,200	OfficeMax, Inc.[a]	493,136
7,200	Oxford Industries, Inc.	141,840
12,000	P.F. Chang’s China Bistro, Inc.[a,b]	407,640
11,300	Papa John’s International, Inc.[a]	277,641
6,700	Peet’s Coffee & Tea, Inc.[a]	189,141
23,900	Pep Boys - Manny, Moe & Jack	233,503
5,300	Perry Ellis International, Inc.[a]	85,012
11,800	PetMed Express, Inc.	222,430
30,900	Pinnacle Entertainment, Inc.[a]	314,871
16,800	Polaris Industries, Inc.	685,104
25,012	Pool Corporation[b]	555,767
3,800	Pre-Paid Legal Services, Inc.[a]	193,040
65,800	Quiksilver, Inc.[a]	180,950
10,700	RC2 Corporation[a]	152,475
8,100	Red Robin Gourmet Burgers, Inc.[a]	165,402
33,400	Ruby Tuesday, Inc.[a,b]	281,228
10,400	Ruth’s Hospitality Group, Inc.[a]	43,888
27,525	Shuffle Master, Inc.[a]	259,285
17,100	Skechers USA, Inc.[a]	293,094
3,500	Skyline Corporation	78,960
19,700	Sonic Automotive, Inc.	206,850
31,352	Sonic Corporation[a]	346,753
17,000	Spartan Motors, Inc.	87,380
19,700	Stage Stores, Inc.	255,312
6,200	Stamps.com, Inc.[a]	57,350
8,200	Standard Motor Products, Inc.	124,640
48,100	Standard Pacific Corporation[a]	177,489
12,617	Steak n Shake Company[a]	148,502
13,400	Stein Mart, Inc.[a]	170,314
9,900	Sturm, Ruger & Company, Inc.	128,106
12,000	Superior Industries International, Inc.[b]	170,400
26,400	Texas Roadhouse, Inc.[a]	280,368
19,400	Ticketmaster Entertainment, Inc.[a]	226,786
18,500	Tractor Supply Company[a]	895,770
13,000	True Religion Apparel, Inc.[a]	337,090
16,100	Tuesday Morning Corporation[a]	66,976
12,800	Tween Brands, Inc.[a]	107,392
7,400	UniFirst Corporation	328,930
7,100	Universal Electronic, Inc.[a]	144,982
10,400	Universal Technical Institute, Inc.[a]	204,880
8,600	Volcom, Inc.[a,b]	141,728
15,000	Winnebago Industries, Inc.[a,b]	220,650
25,300	Wolverine World Wide, Inc.	628,452
12,200	Zale Corporation[a,b]	87,230
10,800	Zumiez, Inc.[a,b]	177,228

	Total Consumer Discretionary	29,832,267

Consumer Staples (4.0%)
45,900	Alliance One International, Inc.[a]	205,632
9,400	Andersons, Inc.	330,880
5,200	Boston Beer Company, Inc.[a]	192,816
6,500	Cal-Maine Foods, Inc.[b]	174,005
26,100	Casey’s General Stores, Inc.	819,018
35,900	Central Garden & Pet Company[a]	392,387

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (99.1%)	Value
Consumer Staples (4.0%) - continued
9,700	Chattem, Inc.[a]	$644,177
42,300	Darling International, Inc.[a]	310,905
8,500	Diamond Foods, Inc.	269,620
14,900	Great Atlantic & Pacific Tea Company, Inc.[a,b]	132,759
17,850	Green Mountain Coffee Roasters, Inc.[a,b]	1,318,047
20,900	Hain Celestial Group, Inc.[a]	400,653
7,400	J & J Snack Foods Corporation	319,606
16,500	Lance, Inc.	426,030
8,100	Mannatech, Inc.[b]	31,023
6,700	Nash Finch Company	183,178
9,000	Sanderson Farms, Inc.	338,760
11,600	Spartan Stores, Inc.	163,908
16,300	TreeHouse Foods, Inc.[a]	581,421
22,100	United Natural Foods, Inc.[a]	528,632
8,570	WD-40 Company	243,388

	Total Consumer Staples	8,006,845

Energy (5.4%)
29,000	Atwood Oceanics, Inc.[a]	1,022,830
11,800	Basic Energy Services, Inc.[a]	100,182
15,100	Bristow Group, Inc.[a]	448,319
9,800	Carbo Ceramics, Inc.[b]	505,190
15,200	Dril-Quip, Inc.[a]	754,528
7,400	Gulf Island Fabrication, Inc.	138,676
21,200	Holly Corporation	543,144
11,900	Hornbeck Offshore Services, Inc.[a]	327,964
60,900	Input/Output, Inc.[a]	214,368
7,700	Lufkin Industries, Inc.	409,486
13,500	Matrix Service Company[a]	146,745
10,200	NATCO Group, Inc.[a]	451,656
25,500	Oil States International, Inc.[a]	895,815
23,300	Penn Virginia Corporation	533,803
9,900	Petroleum Development Corporation[a]	184,734
\27,000	PetroQuest Energy, Inc.[a]	175,230
26,000	Pioneer Drilling Company[a]	190,840
10,450	SEACOR Holdings, Inc.[a]	853,034
32,100	St. Mary Land & Exploration Company	1,041,966
21,500	Stone Energy Corporation[a]	350,665
7,400	Superior Well Services, Inc.[a]	71,632
19,200	Swift Energy Company[a]	454,656
38,750	TETRA Technologies, Inc.[a]	375,487
15,200	World Fuel Services Corporation	730,664

	Total Energy	10,921,614

Financials (18.5%)
20,528	Acadia Realty Trust	309,357
5,033	American Physicians Capital, Inc.	145,001
9,800	Amerisafe, Inc.[a]	169,050
24,000	Bank Mutual Corporation	212,160
6,700	Bank of the Ozarks, Inc.	177,751
50,500	BioMed Realty Trust, Inc.	696,900
33,300	Boston Private Financial Holdings, Inc.	216,783
30,400	Brookline Bancorp, Inc.	295,488
14,500	Cascade Bancorp[b]	17,545
15,100	Cash America International, Inc.	455,416

Shares	Common Stock (99.1%)	Value
Financials (18.5%) - continued
23,300	Cedar Shopping Centers, Inc.	$150,285
14,900	Central Pacific Financial Corporation[b]	37,548
25,700	Colonial Properties Trust	250,061
14,400	Columbia Banking System, Inc.	238,320
16,900	Community Bank System, Inc.	308,763
24,065	Delphi Financial Group, Inc.	544,591
55,500	DiamondRock Hospitality Company[a]	449,550
13,175	Dime Community Bancshares	150,590
47,100	East West Bancorp, Inc.[b]	390,930
13,400	EastGroup Properties, Inc.	512,148
12,800	eHealth, Inc.[a]	185,856
23,400	Employers Holdings, Inc.	362,232
17,900	Entertainment Properties Trust	611,106
44,500	Extra Space Storage, Inc.	469,475
13,350	Financial Federal Corporation	329,478
39,100	First BanCorp[b]	119,255
13,700	First Cash Financial Services, Inc.[a]	234,681
39,000	First Commonwealth Financial Corporation	221,520
22,800	First Financial Bancorp	274,740
10,800	First Financial Bankshares, Inc.[b]	534,168
25,212	First Midwest Bancorp, Inc.	284,139
18,400	Forestar Real Estate Group, Inc.[a]	316,112
34,300	Franklin Street Properties Corporation	449,330
24,300	Frontier Financial Corporation[b]	26,487
31,600	Glacier Bancorp, Inc.[b]	472,104
10,500	Greenhill & Company, Inc.[b]	940,590
12,700	Hancock Holding Company[b]	477,139
23,800	Hanmi Financial Corporation[a]	39,032
30,500	Healthcare Realty Trust, Inc.	644,465
9,800	Home Bancshares, Inc.[b]	214,816
17,000	Home Properties, Inc.	732,530
10,800	Independent Bank Corporation (MA)	239,004
10,365	Independent Bank Corporation (MI)	19,694
7,100	Infinity Property & Casualty Corporation	301,608
36,500	Inland Real Estate Corporation	319,740
22,400	Investment Technology Group, Inc.[a]	625,408
22,200	Kilroy Realty Corporation[b]	615,828
32,500	Kite Realty Group Trust	135,525
27,700	LaBranche & Company, Inc.[a]	94,180
32,700	LaSalle Hotel Properties	642,882
48,953	Lexington Corporate Properties Trust	249,660
12,000	LTC Properties, Inc.	288,480
41,300	Medical Properties Trust, Inc.	322,553
14,500	Mid-America Apartment Communities, Inc.	654,385
11,400	Nara Bancorp, Inc.	79,230
21,700	National Financial Partners[a]	189,224
62,900	National Penn Bancshares, Inc.[b]	384,319
41,500	National Retail Properties, Inc.	891,005
6,900	Navigators Group, Inc.[a]	379,500
17,700	NBT Bancorp, Inc.	398,958
44,500	Old National Bancorp[b]	498,400
21,900	optionsXpress Holdings, Inc.	378,432
11,200	Parkway Properties, Inc.	220,640
19,900	Pennsylvania Real Estate Investment Trust[b]	151,439
17,000	Pinnacle Financial Partners, Inc.[a]	216,070
8,300	Piper Jaffray Companies[a]	396,076

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (99.1%)	Value
Financials (18.5%) - continued
8,000	Portfolio Recovery Associates, Inc.[a,b]	$362,640
24,900	Post Properties, Inc.	448,200
10,700	Presidential Life Corporation	110,852
20,000	PrivateBancorp, Inc.[b]	489,200
16,800	ProAssurance Corporation[a]	876,792
23,700	Prosperity Bancshares, Inc.[b]	824,523
9,300	PS Business Parks, Inc.	477,276
4,533	Rewards Network, Inc.[a]	62,283
9,200	RLI Corporation	485,576
12,400	S&T Bancorp, Inc.[b]	160,704
7,900	Safety Insurance Group, Inc.	260,068
27,200	Selective Insurance Group, Inc.	427,856
65,300	Senior Housing Property Trust	1,247,883
20,800	Signature Bank[a]	603,200
6,600	Simmons First National Corporation	190,146
87,700	South Financial Group, Inc.	128,919
14,300	Sovran Self Storage, Inc.	435,149
9,400	Sterling Bancorp	67,868
41,800	Sterling Bancshares, Inc.	305,558
27,015	Sterling Financial Corporation[a,b]	54,030
9,400	Stewart Information Services Corporation	116,278
15,400	Stifel Financial Corporation[a]	845,460
44,400	Susquehanna Bancshares, Inc.[b]	261,516
12,526	SWS Group, Inc.	180,374
20,700	Tanger Factory Outlet Centers, Inc.	772,938
3,700	Tompkins Financial Corporation[b]	161,690
20,800	Tower Group, Inc.	507,312
17,300	Tradestation Group, Inc.[a]	140,995
39,482	TrustCo Bank Corporation NYb	246,763
62,100	UCBH Holdings, Inc.[b]	49,680
15,400	UMB Financial Corporation	622,776
42,800	Umpqua Holdings Corporation	453,680
19,600	United Bankshares, Inc.[b]	383,964
40,577	United Community Banks, Inc.[a,b]	202,885
11,600	United Fire & Casualty Company	207,640
11,100	Urstadt Biddle Properties	161,949
34,800	Whitney Holding Corporation	331,992
10,000	Wilshire Bancorp, Inc.	73,400
12,300	Wintrust Financial Corporation	343,908
8,312	World Acceptance Corporation[a,b]	209,546
19,200	Zenith National Insurance Corporation	593,280

	Total Financials	37,246,481

Health Care (12.8%)
11,300	Abaxis, Inc.[a]	302,275
5,600	Air Methods Corporation[a]	182,392
34,300	Align Technology, Inc.[a,b]	487,746
3,800	Almost Family, Inc.[a]	113,050
14,233	Amedisys, Inc.[a,b]	620,986
38,200	American Medical Systems Holdings, Inc.[a]	646,344
27,000	AMERIGROUP Corporation[a]	598,590
16,800	AMN Healthcare Services, Inc.[a]	159,768
15,850	AmSurg Corporation[a]	336,495
6,600	Analogic Corporation	244,332
14,500	ArQule, Inc.[a]	65,830
6,200	Bio-Reference Laboratories, Inc.[a]	213,280
15,100	Cambrex Corporation[a]	95,130

Shares	Common Stock (99.1%)	Value
Health Care (12.8%) - continued
19,600	Catalyst Health Solutions, Inc.[a]	$571,340
22,100	Centene Corporation[a]	418,574
11,500	Chemed Corporation	504,735
5,100	Computer Programs and Systems, Inc.	211,191
15,050	CONMED Corporation[a]	288,508
23,200	Cooper Companies, Inc.	689,736
4,000	Corvel Corporation[a]	113,600
15,900	Cross Country Healthcare, Inc.[a]	148,029
14,650	CryoLife, Inc.[a]	116,761
29,700	Cubist Pharmaceuticals, Inc.[a]	599,940
12,300	Cyberonics, Inc.[a]	196,062
9,100	Dionex Corporation[a]	591,227
29,000	Eclipsys Corporation[a]	559,700
17,197	Enzo Biochem, Inc.[a]	121,755
21,800	EResearch Technology, Inc.[a]	152,600
8,700	Genoptix, Inc[a]	302,586
14,900	Gentiva Health Services, Inc.[a]	372,649
12,000	Greatbatch, Inc.[a]	269,640
13,200	Haemonetics Corporation[a]	740,784
16,300	Hanger Orthopedic Group, Inc.[a]	226,081
25,100	Healthspring, Inc.[a]	307,475
17,300	Healthways, Inc.[a]	265,036
13,400	HMS Holding Corporation[a]	512,282
6,600	ICU Medical, Inc.[a]	243,276
10,600	Integra LifeSciences Holdings Corporation[a]	361,990
16,600	Invacare Corporation	369,848
17,200	inVentiv Health, Inc.[a]	287,756
7,000	IPC The Hospitalist Company, Inc.[a]	220,150
7,600	Kendle International, Inc.[a]	127,072
5,900	Kensey Nash Corporation[a]	170,805
4,900	Landauer, Inc.	269,402
9,650	LCA-Vision, Inc.[a]	67,646
7,700	LHC Group, Inc.[a]	230,461
18,100	Magellan Health Services, Inc.[a]	562,186
17,100	Martek Biosciences Corporation[a,b]	386,289
9,200	MedCath Corporation[a]	80,684
20,800	Meridian Bioscience, Inc.	520,208
14,400	Merit Medical Systems, Inc.[a]	249,552
6,900	Molina Healthcare, Inc.[a]	142,761
6,300	MWI Veterinary Supply, Inc.[a]	251,685
14,600	Natus Medical, Inc.[a]	225,278
7,700	Neogen Corporation[a]	248,633
17,000	Odyssey Healthcare, Inc.[a]	212,500
16,300	Omnicell, Inc.[a]	181,582
9,300	Osteotech, Inc.[a]	41,385
9,300	Palomar Medical Technologies, Inc.[a]	150,753
17,900	Par Pharmaceutical Companies, Inc.[a,b]	385,029
29,700	PAREXEL International Corporation[a]	403,623
23,800	Pediatrix Medical Group, Inc.[a]	1,307,096
15,800	PharMerica Corporation[a]	293,406
22,200	Phase Forward, Inc.[a]	311,688
30,600	PSS World Medical, Inc.[a]	667,998
9,700	Quality Systems, Inc.[b]	597,229
32,600	Regeneron Pharmaceuticals, Inc.[a]	629,180
9,500	RehabCare Group, Inc.[a]	206,055
13,300	Res-Care, Inc.[a]	188,993
25,100	Salix Pharmaceuticals, Ltd.[a]	533,626
31,700	Savient Pharmaceuticals, Inc.[a,b]	481,840
9,000	SurModics, Inc.[a,b]	221,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (99.1%)	Value
Health Care (12.8%) - continued
18,500	Symmetry Medical, Inc.[a]	$191,845
17,300	Theragenics Corporation[a]	27,680
39,800	ViroPharma, Inc.[a]	382,876
17,000	West Pharmaceutical Services, Inc.	690,370
10,900	Zoll Medical Corporation[a]	234,568

	Total Health Care	25,702,913

Industrials (16.7%)
11,700	A.O. Smith Corporation	445,770
6,500	AAON, Inc.	130,520
20,000	AAR Corporation[a,b]	438,800
23,800	ABM Industries, Inc.	500,752
34,800	Actuant Corporation	558,888
22,100	Acuity Brands, Inc.[b]	711,841
11,500	Administaff, Inc.	302,105
7,700	Aerovironment, Inc.[a,b]	216,293
14,100	Albany International Corporation	273,540
4,600	American Science & Engineering, Inc.	312,984
14,100	Apogee Enterprises, Inc.	211,782
19,250	Applied Industrial Technologies, Inc.	407,330
6,800	Applied Signal Technology, Inc.	158,236
13,000	Arkansas Best Corporation	389,220
10,300	Astec Industries, Inc.[a]	262,341
10,300	ATC Technology Corporation[a]	203,528
6,400	Azz, Inc.[a]	257,088
7,700	Badger Meter, Inc.[b]	297,913
21,500	Baldor Electric Company	587,810
21,600	Barnes Group, Inc.	369,144
23,925	Belden, Inc.	552,668
19,658	Bowne & Company, Inc.	151,367
26,900	Brady Corporation	772,568
25,700	Briggs & Stratton Corporation[b]	498,837
13,600	C&D Technologies, Inc.[a,b]	29,240
4,800	Cascade Corporation	128,352
6,600	CDI Corporation	92,730
13,150	Ceradyne, Inc.[a]	241,040
8,800	Circor International, Inc.	248,688
26,200	CLARCOR, Inc.	821,632
19,000	Comfort Systems USA, Inc.	220,210
5,800	Consolidated Graphics, Inc.[a]	144,710
8,000	Cubic Corporation	315,760
23,400	Curtiss-Wright Corporation	798,642
33,900	EMCOR Group, Inc.[a]	858,348
9,800	Encore Wire Corporation	218,932
10,400	EnPro Industries, Inc.[a]	237,744
13,500	ESCO Technologies, Inc.[a]	531,900
15,300	Esterline Technologies Corporation[a]	599,913
7,100	Exponent, Inc.[a]	200,007
15,000	Forward Air Corporation	347,250
9,600	G & K Services, Inc.	212,736
26,700	Gardner Denver, Inc.[a]	931,296
26,300	GenCorp, Inc.[a]	140,968
26,400	Geo Group, Inc.[a]	532,488
15,500	Gibraltar Industries, Inc.	205,685
22,730	Griffon Corporation[a]	228,891
22,425	Healthcare Services Group, Inc.	411,723
27,148	Heartland Express, Inc.	390,931
8,800	Heidrick & Struggles International, Inc.	204,688

Shares	Common Stock (99.1%)	Value
Industrials (16.7%) - continued
19,400	Hub Group, Inc.[a]	$443,290
12,800	II-VI, Inc.[a]	325,632
20,000	Insituform Technologies, Inc.[a]	382,800
29,000	Interface, Inc.	240,700
14,200	John Bean Technologies Corporation	258,014
13,300	Kaman Corporation	292,334
17,200	Kaydon Corporation	557,624
30,050	Knight Transportation, Inc.	504,239
2,100	Lawson Products, Inc.	36,561
6,250	Lindsay Manufacturing Company[b]	246,125
8,700	Lydall, Inc.[a]	45,762
16,000	MagneTek, Inc.[a]	24,960
18,300	Mobile Mini, Inc.[a,b]	317,688
23,850	Moog, Inc.[a]	703,575
19,300	Mueller Industries, Inc.	460,691
10,300	NCI Building Systems, Inc.[a,b]	32,960
14,350	Old Dominion Freight Line, Inc.[a]	436,670
18,700	On Assignment, Inc.[a]	109,395
29,100	Orbital Sciences Corporation[a]	435,627
19,375	Quanex Building Products Corporation	278,225
18,400	Regal-Beloit Corporation	841,064
16,900	Robbins & Myers, Inc.	396,812
8,300	School Specialty, Inc.[a]	196,876
6,020	Seahawk Drilling, Inc.[a]	187,162
19,600	Simpson Manufacturing Company, Inc.[b]	495,096
28,600	SkyWest, Inc.	474,188
26,400	Spherion Corporation[a]	163,944
6,600	Standard Register Company	38,808
6,400	Standex International Corporation	126,912
8,300	Stanley, Inc.[a]	213,476
18,100	Sykes Enterprises, Inc.[a]	376,842
18,500	Teledyne Technologies, Inc.[a]	665,815
31,106	Tetra Tech, Inc.[a]	825,242
17,600	Toro Company	699,952
11,200	Tredegar Corporation	162,400
8,500	Triumph Group, Inc.	407,915
22,500	TrueBlue, Inc.[a]	316,575
12,200	United Stationers, Inc.[a]	580,842
9,900	Universal Forest Products, Inc.	390,654
10,600	Viad Corporation	211,046
10,100	Vicor Corporation[a]	77,972
6,300	Volt Information Sciences, Inc.[a]	76,986
16,350	Watsco, Inc.	881,428
15,100	Watts Water Technologies, Inc.	456,775

	Total Industrials	33,703,483

Information Technology (17.7%)
13,500	Actel Corporation[a]	164,295
61,800	Adaptec, Inc.[a]	206,412
17,100	Advanced Energy Industries, Inc.[a]	243,504
10,400	Agilysys, Inc.	68,536
15,200	Anixter International, Inc.[a]	609,672
64,323	Arris Group, Inc.[a]	836,842
16,200	ATMI, Inc.[a]	294,030
14,713	Avid Technology, Inc.[a]	207,306
6,000	Bel Fuse, Inc.	114,180
33,350	Benchmark Electronics, Inc.[a]	600,300
9,100	Black Box Corporation	228,319
22,500	Blackbaud, Inc.	522,000
20,500	Blue Coat Systems, Inc.[a]	463,095

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (99.1%)	Value
Information Technology (17.7%) - continued
35,400	Brightpoint, Inc.[a]	$309,750
33,107	Brooks Automation, Inc.[a]	255,917
12,100	Cabot Microelectronics Corporation[a]	421,806
15,400	CACI International, Inc.[a]	727,958
20,100	Checkpoint Systems, Inc.[a]	330,444
35,900	CIBER, Inc.[a]	143,600
20,500	Cognex Corporation	335,790
12,100	Cohu, Inc.	164,076
21,500	Commvault Systems, Inc.[a]	446,125
12,500	Comscore, Inc.[a]	225,125
14,400	Comtech Telecommunications Corporation[a]	478,368
21,700	Concur Technologies, Inc.[a]	862,792
18,100	CSG Systems International, Inc.[a]	289,781
17,500	CTS Corporation	162,750
35,725	CyberSource Corporation[a]	595,536
15,400	Cymer, Inc.[a]	598,444
79,700	Cypress Semiconductor Corporation[a]	823,301
17,700	Daktronics, Inc.[b]	151,689
20,800	DealerTrack Holdings, Inc.[a]	393,328
12,700	Digi International, Inc.[a]	108,204
17,450	Diodes, Inc.[a]	315,670
11,800	DSP Group, Inc.[a]	96,052
9,100	DTS, Inc.[a]	249,158
4,800	Ebix, Inc.[a]	265,728
14,100	Electro Scientific Industries, Inc.[a]	188,799
7,900	EMS Technologies, Inc.[a]	164,478
23,600	Epicor Software Corporation[a]	150,332
16,800	EPIQ Systems, Inc.[a]	243,600
22,500	Exar Corporation[a]	165,375
8,300	Faro Technologies, Inc.[a]	142,594
19,300	FEI Company[a]	475,745
7,800	Forrester Research, Inc.[a]	207,792
12,700	Gerber Scientific, Inc.[a]	75,946
49,400	Harmonic, Inc.[a]	329,992
19,200	Heartland Payment Systems, Inc.	278,592
11,000	Hittite Microwave Corporation[a]	404,580
12,100	Hutchinson Technology, Inc.[a]	85,910
18,200	InfoSpace, Inc.[a]	140,868
23,575	Insight Enterprises, Inc.[a]	287,851
9,000	Integral Systems, Inc.[a]	62,100
25,600	Intermec, Inc.[a]	360,960
11,300	Intevac, Inc.[a]	151,872
23,100	J2 Global Communication, Inc.[a]	531,531
14,500	JDA Software Group, Inc.[a]	318,130
7,000	Keithley Instruments, Inc.	38,780
15,500	Knot, Inc.[a]	169,260
34,100	Kopin Corporation[a]	163,680
35,600	Kulicke and Soffa Industries, Inc.[a]	214,668
11,200	Littelfuse, Inc.[a]	293,888
9,400	LoJack Corporation[a]	47,846
11,600	Manhattan Associates, Inc.[a]	234,320
9,100	MAXIMUS, Inc.	424,060
11,700	Mercury Computer Systems, Inc.[a]	115,362
19,400	Methode Electronics, Inc.	168,198
22,200	Micrel, Inc.	180,930
41,800	Microsemi Corporation[a]	660,022
25,500	MKS Instruments, Inc.[a]	491,895
8,600	MTS Systems Corporation	251,206
17,700	NETGEAR, Inc.[a]	324,795
17,900	NetScout Systems, Inc.[a]	241,829

Shares	Common Stock (99.1%)	Value
Information Technology (17.7%) - continued
15,200	Network Equipment Technologies, Inc.[a]	$109,896
18,700	Newport Corporation[a]	163,812
15,700	Novatel Wireless, Inc.[a]	178,352
10,650	Park Electrochemical Corporation	262,523
9,700	PC TEL, Inc.[a]	60,625
16,200	Perficient, Inc.[a]	133,974
13,100	Pericom Semiconductor Corporation[a]	128,511
18,100	Phoenix Technologies, Ltd.[a]	66,065
20,300	Plexus Corporation[a]	534,702
20,700	Progress Software Corporation[a]	468,855
14,100	Radiant Systems, Inc.[a]	151,434
12,200	RadiSys Corporation[a]	106,018
8,100	Rogers Corporation[a]	242,757
16,000	Rudolph Technologies, Inc.[a]	118,400
13,600	ScanSource, Inc.[a]	385,152
13,700	Sigma Designs, Inc.[a,b]	199,061
88,100	Skyworks Solutions, Inc.[a]	1,166,444
14,900	Smith Micro Software, Inc.[a]	184,164
13,800	Sonic Solutions, Inc.[a]	81,834
9,400	SPSS, Inc.[a]	469,530
11,400	Standard Microsystems Corporation[a]	264,594
6,200	StarTek, Inc.[a]	53,816
10,500	Stratasys, Inc.[a]	180,180
6,700	Supertex, Inc.[a]	201,000
22,550	Symmetricom, Inc.[a]	116,809
17,400	Synaptics, Inc.[a,b]	438,480
10,500	Synnex Corporation[a]	320,040
41,750	Take-Two Interactive Software, Inc.[a,b]	468,018
16,200	Taleo Corporation[a]	366,768
21,100	Technitrol, Inc.	194,331
34,600	Tekelec, Inc.[a]	568,478
16,700	TeleTech Holdings, Inc.[a]	284,902
34,637	THQ, Inc.[a]	236,917
6,600	Tollgrade Communications, Inc.[a]	42,768
77,500	TriQuint Semiconductor, Inc.[a]	598,300
22,300	TTM Technologies, Inc.[a]	255,781
14,400	Tyler Technologies, Inc.[a]	246,096
12,200	Ultratech, Inc.[a]	161,406
43,100	United Online, Inc.	346,524
37,675	Varian Semiconductor Equipment Associates, Inc.[a,b]	1,237,247
16,700	Veeco Instruments, Inc.[a]	389,444
14,400	ViaSat, Inc.[a]	382,752
22,700	Websense, Inc.[a]	381,360
19,600	Wright Express Corporation[a]	578,396

	Total Information Technology	35,624,185

Materials (4.5%)
13,500	A. Schulman, Inc.	269,055
8,700	A.M. Castle & Company	86,478
12,800	AMCOL International Corporation[b]	292,992
10,700	American Vanguard Corporation	88,917
12,900	Arch Chemicals, Inc.	386,871
9,600	Balchem Corporation	252,480
10,400	Brush Engineered Materials, Inc.[a]	254,384
19,900	Buckeye Technologies, Inc.[a]	213,527
28,100	Calgon Carbon Corporation[a]	416,723

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (99.1%)	Value
Materials (4.5%) - continued
23,600	Century Aluminum Company[a]	$220,660
5,800	Clearwater Paper Corporation[a]	239,714
5,600	Deltic Timber Corporation	256,312
22,400	Eagle Materials, Inc.[b]	640,192
25,000	H.B. Fuller Company	522,500
26,100	Headwaters, Inc.[a]	101,007
14,563	Myers Industries, Inc.	156,844
7,600	Neenah Paper, Inc.	89,452
6,000	NewMarket Corporation	558,240
4,700	Olympic Steel, Inc.	134,843
15,800	OM Group, Inc.[a]	480,162
5,900	Penford Corporation	42,303
47,600	PolyOne Corporation[a]	317,492
5,700	Quaker Chemical Corporation	125,001
19,800	Rock-Tenn Company	932,778
14,900	RTI International Metals, Inc.[a]	371,159
7,800	Schweitzer-Mauduit International, Inc.	424,008
3,900	Stepan Company	234,312
14,200	Texas Industries, Inc.[b]	596,400
25,200	Wausau Paper Corporation	252,000
11,150	Zep, Inc.	181,187

	Total Materials	9,137,993

Telecommunications Services (0.5%)
13,300	Cbeyond, Inc.[a]	214,529
22,200	General Communication, Inc.[a]	152,292
16,900	Iowa Telecommunications Services, Inc.	212,940
17,200	Neutral Tandem, Inc.[a]	391,472

	Total Telecommunications Services	971,233

Utilities (4.2%)
14,933	ALLETE, Inc.	501,301
9,550	American States Water Company	345,519
47,500	Atmos Energy Corporation	1,338,550
28,200	Avista Corporation	570,204
6,100	Central Vermont Public Service Corporation	117,730
8,200	CH Energy Group, Inc.	363,342
23,200	El Paso Electric Company[a]	409,944
11,500	Laclede Group, Inc.	369,840
21,650	New Jersey Resources Corporation	786,111
13,700	Northwest Natural Gas Company	570,742
37,600	Piedmont Natural Gas Company, Inc.[b]	900,144
15,400	South Jersey Industries, Inc.	543,620
23,100	Southwest Gas Corporation	590,898
15,466	UIL Holdings Corporation	408,148
18,400	UniSource Energy Corporation	565,800

	Total Utilities	8,381,893

	Total Common Stock (cost $200,362,095)	199,528,907

Principal Amount	Long-Term Fixed Income (0.2%)	Value
U.S. Government (0.2%)
	U.S. Treasury Notes
$500,000	0.875%, 12/31/2010[c]	$502,149

	Total U.S. Government	502,149

	Total Long-Term Fixed Income (cost $500,291)	502,149

Shares	Collateral Held for Securities Loaned (10.7%)	Value
21,468,237	Thrivent Financial Securities Lending Trust	21,468,237

	Total Collateral Held for Securities Loaned (cost $21,468,237)	21,468,237

Shares	Short-Term Investments (0.8%)	Value
1,598,453	Thrivent Money Market Portfolio	1,598,453

	Total Short-Term Investments (at amortized cost)	1,598,453

	Total Investments (cost $223,929,076) 110.8%	$223,097,746

	Other Assets and Liabilities, Net (10.8%)	(21,745,800)

	Total Net Assets 100.0%	$201,351,946

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At September 30, 2009, $502,149 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$44,490,943
Gross unrealized depreciation	(45,322,273)

Net unrealized appreciation (depreciation)	$(831,330)

Cost for federal income tax purposes	$223,929,076

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	29,832,267	29,832,267	–	–
Consumer Staples	8,006,845	8,006,845	–	–
Energy	10,921,614	10,921,614	–	–
Financials	37,246,481	37,246,481	–	–
Health Care	25,702,913	25,702,913	–	–
Industrials	33,703,483	33,703,483	–	–
Information Technology	35,624,185	35,624,185	–	–
Materials	9,137,993	9,137,993	–	–
Telecommunications Services	971,233	971,233	–	–
Utilities	8,381,893	8,381,893	–	–
Long-Term Fixed Income U.S. Government	502,149	–	502,149	–
Collateral Held for Securities Loaned	21,468,237	21,468,237	–	–
Short-Term Investments	1,598,453	1,598,453	–	–

Total	$223,097,746	$222,595,597	$502,149	$–

Other Financial Instruments*	$61,859	$61,859	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	32	December 2009	$1,867,743	$1,929,602	$61,859
Total Futures Contracts					$61,859

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$968,867	$21,367,548	$20,737,962	1,598,453	$1,598,453	$5,737
Thrivent Financial Securities Lending Trust	44,468,815	73,015,826	96,016,404	21,468,237	21,468,237	219,938
Total Value and Income Earned	45,437,682				23,066,690	225,675

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Mid Cap Growth Portfolio II

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (95.3%)	Value
Consumer Discretionary (13.9%)
35,700	Bed Bath & Beyond, Inc.[a]	$1,340,178
33,500	Burger King Holdings, Inc.	589,265
14,500	Central European Media Enterprises, Ltd.[a,b]	496,625
207,300	Coldwater Creek, Inc.[a]	1,699,860
24,100	DeVry, Inc.	1,333,212
36,200	Discovery Communications, Inc.[a]	1,045,818
24,600	Dollar Tree, Inc.[a]	1,197,528
32,400	Gap, Inc.	693,360
54,300	Gentex Corporation	768,345
74,200	Goodyear Tire & Rubber Company[a]	1,263,626
107,500	International Game Technology	2,309,100
118,300	Leapfrog Enterprises, Inc.[a]	486,213
52,500	Toll Brothers, Inc.[a]	1,025,850
9,600	VF Corporation	695,328
8,800	WMS Industries, Inc.[a]	392,128
70,900	Zumiez, Inc.[a,b]	1,163,469

	Total Consumer Discretionary	16,499,905

Consumer Staples (3.4%)
41,900	Avon Products, Inc.	1,422,924
16,600	BJ’s Wholesale Club, Inc.[a]	601,252
50,400	H.J. Heinz Company	2,003,400

	Total Consumer Staples	4,027,576

Energy (12.6%)
16,100	Alpha Natural Resources, Inc.[a]	565,110
57,300	Forest Oil Corporation[a]	1,121,361
83,300	Nabors Industries, Ltd.[a]	1,740,970
27,600	Oil States International, Inc.[a]	969,588
35,700	Peabody Energy Corporation	1,328,754
73,000	Petrohawk Energy Corporation[a]	1,767,330
72,200	Quicksilver Resources, Inc.[a]	1,024,518
25,100	Range Resources Corporation	1,238,936
43,000	Sunoco, Inc.	1,223,350
40,400	Ultra Petroleum Corporation[a]	1,977,984
60,900	Weatherford International, Ltd.[a]	1,262,457
48,300	Willbros Group, Inc.[a]	735,609

	Total Energy	14,955,967

Financials (6.8%)
13,600	IntercontinentalExchange, Inc.[a]	1,321,784
46,800	Lazard, Ltd.	1,933,308
16,200	PartnerRe, Ltd.	1,246,428
18,800	T. Rowe Price Group, Inc.	859,160
67,493	TCF Financial Corporation[b]	880,109
92,400	TD Ameritrade Holding Corporation[a]	1,812,888

	Total Financials	8,053,677

Health Care (11.4%)
12,600	Alexion Pharmaceuticals, Inc.[a]	561,204
81,200	Amylin Pharmaceuticals, Inc.[a]	1,111,628
26,100	Beckman Coulter, Inc.	1,799,334
131,100	Boston Scientific Corporation[a]	1,388,349
23,500	C.R. Bard, Inc.	1,847,335
13,100	CardioNet, Inc.[a,b]	88,032
15,300	Cephalon, Inc.[a]	891,072
22,400	CIGNA Corporation	629,216
89,100	Hologic, Inc.[a]	1,455,894
28,600	Myriad Genetics, Inc.[a]	783,640

Shares	Common Stock (95.3%)	Value
Health Care (11.4%) - continued
20,900	Shire Pharmaceuticals Group plc ADR	$1,092,861
20,500	Thermo Fisher Scientific, Inc.[a]	895,235
25,500	Vertex Pharmaceuticals, Inc.[a]	966,450

	Total Health Care	13,510,250

Industrials (15.3%)
29,600	Aecom Technology Corporation[a]	803,344
72,900	BE Aerospace, Inc.[a]	1,468,206
29,000	C.H. Robinson Worldwide, Inc.	1,674,750
17,700	Con-way, Inc.	678,264
242,300	Delta Air Lines, Inc.[a]	2,171,008
18,900	Flowserve Corporation	1,862,406
20,299	FTI Consulting, Inc.[a]	864,940
52,260	Monster Worldwide, Inc.[a]	913,505
15,600	Precision Castparts Corporation	1,589,172
75,900	Quanta Services, Inc.[a]	1,679,667
62,900	Ryanair Holdings plc[a]	1,826,616
15,400	SPX Corporation	943,558
26,400	Stericycle, Inc.[a]	1,279,080
13,900	SunPower Corporation[a,b]	415,471

	Total Industrials	18,169,987

Information Technology (21.4%)
49,187	Akamai Technologies, Inc.[a]	968,000
25,400	Electronic Arts, Inc.[a]	483,870
81,000	F5 Networks, Inc.[a]	3,210,030
44,200	FormFactor, Inc.[a]	1,057,264
30,400	Juniper Networks, Inc.[a]	821,408
120,400	Marvell Technology Group, Ltd.[a]	1,949,276
99,500	Maxim Integrated Products, Inc.	1,804,930
26,200	Mercadolibre, Inc.[a,b]	1,007,652
58,500	Molex, Inc.	1,221,480
75,800	NETAPP, Inc.[a]	2,022,344
70,400	Nuance Communications, Inc.[a]	1,053,184
143,700	NVIDIA Corporation[a]	2,159,811
59,600	Omniture, Inc.[a]	1,277,824
172,300	PMC-Sierra, Inc.[a]	1,647,188
47,300	Polycom, Inc.[a]	1,265,275
76,600	Seagate Technology	1,165,086
56,500	Symantec Corporation[a]	930,555
23,700	Synaptics, Inc.[a,b]	597,240
18,100	VMware, Inc.[a]	727,077

	Total Information Technology	25,369,494

Materials (7.0%)
18,700	FMC Corporation	1,051,875
70,200	Owens-Illinois, Inc.[a]	2,590,380
61,000	Pactiv Corporation[a]	1,589,050
13,300	Praxair, Inc.	1,086,477
11,600	SPDR Gold Trust[a]	1,146,660
15,100	Walter Energy, Inc.	906,906

	Total Materials	8,371,348

Telecommunications Services (3.5%)
53,200	NII Holdings, Inc.[a]	1,594,936
61,400	SBA Communications Corporation[a]	1,659,642

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Mid Cap Growth Portfolio II

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (95.3%)	Value
Telecommunications Services (3.5%) - continued
70,800	TW Telecom, Inc.[a]	$952,260

	Total Telecommunications Services	4,206,838

	Total Common Stock (cost $91,937,492)	113,165,042

Shares	Collateral Held for Securities Loaned (3.9%)	Value
4,640,041	Thrivent Financial Securities Lending Trust	4,640,041

	Total Collateral Held for Securities Loaned (cost $4,640,041)	4,640,041

Shares	Short-Term Investments (5.8%)	Value
6,875,068	Thrivent Money Market Portfolio	6,875,068

	Total Short-Term Investments (at amortized cost)	6,875,068

	Total Investments (cost $103,452,601) 105.0%	$124,680,151

	Other Assets and Liabilities, Net (5.0%)	(5,978,491)

	Total Net Assets 100.0%	$118,701,660

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$24,637,022
Gross unrealized depreciation	(3,409,472)

Net unrealized appreciation (depreciation)	$21,227,550

Cost for federal income tax purposes	$103,452,601

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Mid Cap Growth Portfolio II’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	16,499,905	16,499,905	–	–
Consumer Staples	4,027,576	4,027,576	–	–
Energy	14,955,967	14,955,967	–	–
Financials	8,053,677	8,053,677	–	–
Health Care	13,510,250	13,510,250	–	–
Industrials	18,169,987	18,169,987	–	–
Information Technology	25,369,494	25,369,494	–	–
Materials	8,371,348	8,371,348	–	–
Telecommunications Services	4,206,838	4,206,838	–	–
Collateral Held for Securities Loaned	4,640,041	4,640,041	–	–
Short-Term Investments	6,875,068	6,875,068	–	–

Total	$124,680,151	$124,680,151	$–	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio II, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$3,679,661	$29,664,299	$26,468,892	6,875,068	$6,875,068	$14,403
Thrivent Financial Securities Lending Trust	5,387,577	41,683,408	42,430,944	4,640,041	4,640,041	66,509
Total Value and Income Earned	9,067,238				11,515,109	80,912

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (96.6%)	Value
Consumer Discretionary (14.8%)
91,225	Bed Bath & Beyond, Inc.[a]	$3,424,587
55,550	BorgWarner, Inc.	1,680,943
119,000	Burger King Holdings, Inc.	2,093,210
27,925	Central European Media Enterprises, Ltd.[a,b]	956,431
601,600	Coldwater Creek, Inc.[a]	4,933,120
39,800	Darden Restaurants, Inc.	1,358,374
70,900	DeVry, Inc.	3,922,188
104,050	Discovery Communications, Inc.[a]	3,006,004
37,300	Dollar Tree, Inc.[a]	1,815,764
114,850	Gap, Inc.	2,457,790
206,500	Gentex Corporation	2,921,975
159,675	Goodyear Tire & Rubber Company[a]	2,719,265
100,250	Hasbro, Inc.	2,781,937
225,150	International Game Technology	4,836,222
72,850	Jack in the Box, Inc.[a]	1,492,697
123,900	KB Home	2,057,979
292,700	Leapfrog Enterprises, Inc.[a]	1,202,997
151,025	Toll Brothers, Inc.[a]	2,951,029
31,700	VF Corporation	2,296,031
30,500	WMS Industries, Inc.[a]	1,359,080
175,725	Zumiez, Inc.[a,b]	2,883,647

	Total Consumer Discretionary	53,151,270

Consumer Staples (3.2%)
98,000	Avon Products, Inc.	3,328,080
50,900	BJ’s Wholesale Club, Inc.[a]	1,843,598
29,100	General Mills, Inc.	1,873,458
106,500	H.J. Heinz Company	4,233,375

	Total Consumer Staples	11,278,511

Energy (12.0%)
51,100	Alpha Natural Resources, Inc.[a]	1,793,610
51,475	Cameron International Corporation[a]	1,946,785
28,725	Diamond Offshore Drilling, Inc.[b]	2,743,812
140,600	Forest Oil Corporation[a]	2,751,542
182,600	Nabors Industries, Ltd.[a]	3,816,340
70,900	Oil States International, Inc.[a]	2,490,717
79,200	Patterson-UTI Energy, Inc.	1,195,920
112,525	Peabody Energy Corporation	4,188,180
142,825	Petrohawk Energy Corporation[a]	3,457,793
147,400	Quicksilver Resources, Inc.[a]	2,091,606
56,900	Range Resources Corporation	2,808,584
89,175	Sunoco, Inc.	2,537,029
109,400	Ultra Petroleum Corporation[a]	5,356,224
180,400	Weatherford International, Ltd.[a]	3,739,692
143,525	Willbros Group, Inc.[a]	2,185,886

	Total Energy	43,103,720

Financials (6.6%)
34,050	IntercontinentalExchange, Inc.[a]	3,309,320
119,950	Lazard, Ltd.	4,955,134
46,100	Northern Trust Corporation	2,681,176
36,800	PartnerRe, Ltd.	2,831,392
52,600	T. Rowe Price Group, Inc.	2,403,820
178,014	TCF Financial Corporation[b]	2,321,303
264,600	TD Ameritrade Holding Corporation[a]	5,191,452

	Total Financials	23,693,597

Shares	Common Stock (96.6%)	Value
Health Care (11.8%)
31,300	Alexion Pharmaceuticals, Inc.[a]	$1,394,102
132,325	Amylin Pharmaceuticals, Inc.[a,b]	1,811,529
53,600	Beckman Coulter, Inc.	3,695,184
136,100	BioMarin Pharmaceutical, Inc.[a,b]	2,460,688
271,900	Boston Scientific Corporation[a]	2,879,421
71,575	C.R. Bard, Inc.	5,626,511
42,900	CardioNet, Inc.[a,b]	288,288
37,000	Cephalon, Inc.[a]	2,154,880
71,100	CIGNA Corporation	1,997,199
223,150	Hologic, Inc.[a]	3,646,271
28,800	Illumina, Inc.[a]	1,224,000
27,700	Life Technologies Corporation[a]	1,289,435
49,900	Millipore Corporation[a]	3,509,467
92,050	Myriad Genetics, Inc.[a]	2,522,170
72,300	Shire Pharmaceuticals Group plc ADR	3,780,567
47,000	Thermo Fisher Scientific, Inc.[a]	2,052,490
51,300	Vertex Pharmaceuticals, Inc.[a]	1,944,270

	Total Health Care	42,276,472

Industrials (14.6%)
63,600	Aecom Technology Corporation[a]	1,726,104
188,000	BE Aerospace, Inc.[a,b]	3,786,320
62,900	C.H. Robinson Worldwide, Inc.	3,632,475
42,400	Con-way, Inc.	1,624,768
558,575	Delta Air Lines, Inc.[a]	5,004,832
60,695	Expeditors International of Washington, Inc.	2,133,429
5,350	First Solar, Inc.[a,b]	817,801
50,900	Flowserve Corporation	5,015,686
46,647	FTI Consulting, Inc.[a]	1,987,629
67,800	Knight Transportation, Inc.	1,137,684
129,050	Monster Worldwide, Inc.[a]	2,255,794
81,975	Pentair, Inc.	2,419,902
44,450	Precision Castparts Corporation	4,528,121
194,300	Quanta Services, Inc.[a]	4,299,859
23,675	Roper Industries, Inc.	1,206,952
131,350	Ryanair Holdings plc[a]	3,814,404
44,100	SPX Corporation	2,702,007
78,300	Stericycle, Inc.[a]	3,793,635
18,075	SunPower Corporation[a,b]	540,262

	Total Industrials	52,427,664

Information Technology (20.4%)
106,814	Akamai Technologies, Inc.[a]	2,102,100
110,300	Analog Devices, Inc.	3,042,074
95,025	Electronic Arts, Inc.[a]	1,810,226
185,375	F5 Networks, Inc.[a]	7,346,411
110,600	FormFactor, Inc.[a]	2,645,552
51,850	Hewitt Associates, Inc.[a]	1,888,895
71,800	Juniper Networks, Inc.[a]	1,940,036
308,600	Marvell Technology Group, Ltd.[a]	4,996,234
228,100	Maxim Integrated Products, Inc.	4,137,734
82,049	Mercadolibre, Inc.[a,b]	3,155,605
162,625	Molex, Inc.	3,395,610
205,975	NETAPP, Inc.[a]	5,495,413
131,000	Nuance Communications, Inc.[a]	1,959,760
341,525	NVIDIA Corporation[a]	5,133,121
191,025	Omniture, Inc.[a]	4,095,576
402,150	PMC-Sierra, Inc.[a]	3,844,554
102,825	Polycom, Inc.[a]	2,750,569
237,175	Seagate Technology	3,607,432
119,650	Symantec Corporation[a]	1,970,635
50,725	Synaptics, Inc.[a,b]	1,278,270

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (96.6%)	Value
Information Technology (20.4%) - continued
226,775	Tellabs, Inc.[a]	$1,569,283
120,200	Tyco Electronics, Ltd.	2,678,056
52,250	VMware, Inc.[a]	2,098,882

	Total Information Technology	72,942,028

Materials (8.9%)
42,525	Albemarle Corporation	1,471,365
94,775	Celanese Corporation	2,369,375
55,400	FMC Corporation	3,116,250
202,250	Owens-Illinois, Inc.[a]	7,463,025
160,800	Pactiv Corporation[a]	4,188,840
29,800	Praxair, Inc.	2,434,362
99,075	Rockwood Holdings, Inc.[a]	2,037,973
37,300	SPDR Gold Trust[a]	3,687,105
66,250	Terra Industries, Inc.	2,296,887
47,900	Walter Energy, Inc.	2,876,874

	Total Materials	31,942,056

Telecommunications Services (4.3%)
88,842	American Tower Corporation[a]	3,233,849
153,050	NII Holdings, Inc.[a]	4,588,439
169,300	SBA Communications Corporation[a]	4,576,179
223,150	TW Telecom, Inc.[a]	3,001,367

	Total Telecommunications Services	15,399,834

	Total Common Stock (cost $337,007,399)	346,215,152

Shares	Collateral Held for Securities Loaned (3.4%)	Value
12,062,521	Thrivent Financial Securities Lending Trust	12,062,521

	Total Collateral Held for Securities Loaned (cost $12,062,521)	12,062,521

Shares or Principal Amount	Short-Term Investments (4.2%)[c]	Value
5,980,000	Chariot Funding, LLC 0.080%, 10/1/2009	5,980,000
	Federal Home Loan Bank Discount Notes
5,000,000	0.120%, 10/9/2009	4,999,867
3,000,000	0.090%, 10/14/2009	2,999,902
1,224,119	Thrivent Money Market Portfolio	1,224,119

	Total Short-Term Investments (at amortized cost)	15,203,888

	Total Investments (cost $364,273,808) 104.2%	$373,481,561

	Other Assets and Liabilities, Net (4.2%)	(15,058,426)

	Total Net Assets 100.0%	$358,423,135

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$47,307,007
Gross unrealized depreciation	(38,099,254)

Net unrealized appreciation (depreciation)	$9,207,753

Cost for federal income tax purposes	$364,273,808

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Mid Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	53,151,270	53,151,270	–	–
Consumer Staples	11,278,511	11,278,511	–	–
Energy	43,103,720	43,103,720	–	–
Financials	23,693,597	23,693,597	–	–
Health Care	42,276,472	42,276,472	–	–
Industrials	52,427,664	52,427,664	–	–
Information Technology	72,942,028	72,942,028	–	–
Materials	31,942,056	31,942,056	–	–
Telecommunications Services	15,399,834	15,399,834	–	–
Collateral Held for Securities Loaned	12,062,521	12,062,521	–	–
Short-Term Investments	15,203,888	1,224,119	13,979,769	–

Total	$373,481,561	$359,501,792	$13,979,769	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$11,178,760	$39,135,570	$49,090,211	1,224,119	$1,224,119	$23,748
Thrivent Financial Securities Lending Trust	34,543,185	127,006,292	149,486,956	12,062,521	12,062,521	150,189
Total Value and Income Earned	45,721,945				13,286,640	173,937

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (96.7%)	Value
Consumer Discretionary (16.2%)
63,930	CBS Corporation	$770,356
188,516	DISH Network Corporation[a]	3,630,818
26,918	Fortune Brands, Inc.	1,156,936
14,404	H&R Block, Inc.	264,746
67,649	J.C. Penney Company, Inc.	2,283,154
50,296	Johnson Controls, Inc.	1,285,566
18,978	Kohl’s Corporation[a]	1,082,695
51,550	Lamar Advertising Company[a,b]	1,414,532
136,390	Liberty Media Corporation - Interactive[a]	1,496,198
11,605	Mohawk Industries, Inc.[a]	553,442
140,794	Newell Rubbermaid, Inc.	2,209,058
3,118	NVR, Inc.[a]	1,987,320
28,038	Ross Stores, Inc.	1,339,375
21,660	Snap-On, Inc.	752,902
52,380	Starwood Hotels & Resorts Worldwide, Inc.	1,730,111
48,281	TJX Companies, Inc.	1,793,639
38,328	Urban Outfitters, Inc.[a]	1,156,356
66,802	Viacom, Inc.[a]	1,873,128

	Total Consumer Discretionary	26,780,332

Consumer Staples (5.0%)
5,024	Alberto-Culver Company	139,064
22,770	BJ’s Wholesale Club, Inc.[a]	824,730
12,392	Campbell Soup Company	404,227
31,400	Clorox Company	1,846,948
32,542	Coca-Cola Enterprises, Inc.	696,724
53,551	ConAgra Foods, Inc.	1,160,986
6,092	Energizer Holdings, Inc.[a]	404,143
15,958	J.M. Smucker Company	845,934
28,678	Molson Coors Brewing Company	1,396,045
31,917	Safeway, Inc.	629,403

	Total Consumer Staples	8,348,204

Energy (11.5%)
11,300	Core Laboratories NVb	1,164,917
42,087	Dril-Quip, Inc.[a]	2,089,199
29,890	Helmerich & Payne, Inc.	1,181,552
108,319	Newfield Exploration Company[a]	4,610,056
48,601	Noble Energy, Inc.	3,205,722
51,660	Oil States International, Inc.[a]	1,814,816
47,989	Range Resources Corporation	2,368,737
44,011	Whiting Petroleum Corporation[a]	2,534,153

	Total Energy	18,969,152

Financials (27.0%)
22,479	Alexandria Real Estate Equities, Inc.[b]	1,221,734
24,160	Arch Capital Group, Ltd.[a]	1,631,766
30,742	Boston Properties, Inc.	2,015,138
55,290	Comerica, Inc.	1,640,454
8,690	Digital Realty Trust, Inc.	397,220
76,448	Douglas Emmett, Inc.	938,781
13,861	Essex Property Trust, Inc.	1,103,058
28,353	Everest Re Group, Ltd.	2,486,558
17,729	Federal Realty Investment Trust	1,088,029
67,400	Genworth Financial, Inc.	805,430
88,765	Hartford Financial Services Group, Inc.	2,352,273
135,493	Host Marriott Corporation	1,594,753
141,618	Invesco, Ltd.	3,223,226

Shares	Common Stock (96.7%)	Value
Financials (27.0%) - continued
85,721	Janus Capital Group, Inc.	$1,215,524
58,913	Lincoln National Corporation	1,526,436
7,393	M&T Bank Corporation[b]	460,732
111,552	Marsh & McLennan Companies, Inc.	2,758,681
59,250	New York Community Bancorp, Inc.[b]	676,635
83,409	Principal Financial Group, Inc.	2,284,573
124,030	Progressive Corporation[a]	2,056,417
40,923	Raymond James Financial, Inc.[b]	952,687
30,420	Regency Centers Corporation	1,127,061
227,427	SLM Corporation[a]	1,983,163
106,222	SunTrust Banks, Inc.	2,395,306
136,093	W.R. Berkley Corporation	3,440,431
54,930	Willis Group Holdings, Ltd.	1,550,125
92,050	XL Capital, Ltd.	1,607,193

	Total Financials	44,533,384

Health Care (4.6%)
81,079	Aetna, Inc.	2,256,429
5,849	Becton, Dickinson and Company	407,968
13,329	Biogen Idec, Inc.[a]	673,381
13,989	C.R. Bard, Inc.	1,099,675
21,686	Edwards Lifesciences Corporation[a]	1,516,068
43,866	Kinetic Concepts, Inc.[a]	1,622,165

	Total Health Care	7,575,686

Industrials (7.5%)
44,370	BE Aerospace, Inc.[a]	893,612
26,840	Cooper Industries plc	1,008,379
10,760	Corrections Corporation of America[a]	243,714
37,281	Cummins, Inc.	1,670,562
38,351	Eaton Corporation	2,170,283
18,409	Iron Mountain, Inc.[a]	490,784
30,990	Kansas City Southern, Inc.[a]	820,925
15,958	Lennox International, Inc.	576,403
26,580	Parker-Hannifin Corporation	1,377,907
23,110	Pentair, Inc.	682,207
61,167	Republic Services, Inc.	1,625,207
21,070	Ryder System, Inc.	822,994

	Total Industrials	12,382,977

Information Technology (6.8%)
21,564	Amphenol Corporation	812,532
100,131	CommScope, Inc.[a]	2,996,921
112,563	IAC InterActiveCorp[a]	2,272,647
26,880	Lexmark International, Inc.[a]	578,995
22,960	Linear Technology Corporation	634,385
110,131	ON Semiconductor Corporation[a]	908,581
93,200	Parametric Technology Corporation[a]	1,288,024
128,194	Teradyne, Inc.[a]	1,185,794
76,610	Xerox Corporation	592,961

	Total Information Technology	11,270,840

Materials (7.9%)
33,503	Airgas, Inc.	1,620,540
33,518	Celanese Corporation	837,950
55,840	Cliffs Natural Resources, Inc.	1,806,982
28,940	FMC Corporation	1,627,875
123,960	Huntsman Corporation	1,129,276
45,618	Pactiv Corporation[a]	1,188,349

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (96.7%)	Value
Materials (7.9%) - continued
27,770	Terra Industries, Inc.	$962,786
50,410	United States Steel Corporation	2,236,692
31,204	Vulcan Materials Company	1,687,200

	Total Materials	13,097,650

Telecommunications Services (1.7%)
33,739	CenturyTel, Inc.	1,133,630
413,256	Sprint Nextel Corporation[a]	1,632,361

	Total Telecommunications Services	2,765,991

Utilities (8.5%)
38,863	American Electric Power Company, Inc.	1,204,364
84,630	CMS Energy Corporation	1,134,042
68,962	DPL, Inc.	1,799,908
68,109	Edison International, Inc.	2,287,100
13,484	Entergy Corporation	1,076,832
30,303	FirstEnergy Corporation	1,385,453
12,900	Northeast Utilities	306,246
70,604	NV Energy, Inc.	818,300
12,680	Pinnacle West Capital Corporation	416,158
99,896	PPL Corporation	3,030,845
26,220	Xcel Energy, Inc.	504,473

	Total Utilities	13,963,721

	Total Common Stock (cost $145,353,322)	159,687,937

Shares	Collateral Held for Securities Loaned (2.0%)	Value
3,236,160	Thrivent Financial Securities Lending Trust	3,236,160

	Total Collateral Held for Securities Loaned (cost $3,236,160)	3,236,160

Shares	Short-Term Investments (3.1%)	Value
5,150,437	Thrivent Money Market Portfolio	5,150,437

	Total Short-Term Investments (at amortized cost)	5,150,437

	Total Investments (cost $153,739,919) 101.8%	$168,074,534

	Other Assets and Liabilities, Net (1.8%)	(2,935,511)

	Total Net Assets 100.0%	$165,139,023

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$19,456,096
Gross unrealized depreciation	(5,121,481)

Net unrealized appreciation (depreciation)	$14,334,615

Cost for federal income tax purposes	$153,739,919

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Partner Mid Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	26,780,332	26,780,332	–	–
Consumer Staples	8,348,204	8,348,204	–	–
Energy	18,969,152	18,969,152	–	–
Financials	44,533,384	44,533,384	–	–
Health Care	7,575,686	7,575,686	–	–
Industrials	12,382,977	12,382,977	–	–
Information Technology	11,270,840	11,270,840	–	–
Materials	13,097,650	13,097,650	–	–
Telecommunications Services	2,765,991	2,765,991	–	–
Utilities	13,963,721	13,963,721	–	–
Collateral Held for Securities Loaned	3,236,160	3,236,160	–	–
Short-Term Investments	5,150,437	5,150,437	–	–

Total	$168,074,534	$168,074,534	$–	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$1,933,759	$35,548,343	$32,331,665	5,150,437	$5,150,437	$12,819
Thrivent Financial Securities Lending Trust	4,605,487	49,557,837	50,927,164	3,236,160	3,236,160	33,558
Total Value and Income Earned	6,539,246				8,386,597	46,377

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Mid Cap Stock Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (94.9%)	Value
Consumer Discretionary (11.7%)
115,500	Advance Auto Parts, Inc.	$4,536,840
61,800	Aeropostale, Inc.[a]	2,686,446
75,700	Autoliv, Inc.	2,543,520
113,500	Career Education Corporation[a]	2,767,130
191,200	Chico’s FAS, Inc.[a]	2,485,600
132,100	Discovery Communications, Inc.[a]	3,816,369
73,600	Dollar Tree, Inc.[a]	3,582,848
84,200	Guess ?, Inc.	3,118,768
90,100	Harman International Industries, Inc.	3,052,588
265,700	KB Home[b]	4,413,277
91,500	Kohl’s Corporation[a]	5,220,075
90,300	McGraw-Hill Companies, Inc.	2,270,142
83,000	Panera Bread Company[a,b]	4,565,000
109,200	Penn National Gaming, Inc.[a]	3,020,472
197,800	Toll Brothers, Inc.[a]	3,865,012
187,500	WMS Industries, Inc.[a]	8,355,000

	Total Consumer Discretionary	60,299,087

Consumer Staples (2.7%)
149,300	Flowers Foods, Inc.	3,925,097
61,900	J.M. Smucker Company	3,281,319
110,200	Kroger Company	2,274,528
129,900	TreeHouse Foods, Inc.[a,b]	4,633,533

	Total Consumer Staples	14,114,477

Energy (8.4%)
173,600	Alpha Natural Resources, Inc.[a]	6,093,360
132,200	BJ Services Company	2,568,646
110,700	Comstock Resources, Inc.[a]	4,436,856
175,300	Forest Oil Corporation[a]	3,430,621
125,300	Helmerich & Payne, Inc.[b]	4,953,109
135,900	National Oilwell Varco, Inc.[a]	5,861,367
394,000	Patterson-UTI Energy, Inc.	5,949,400
46,200	Range Resources Corporation	2,280,432
108,600	Southwestern Energy Company[a]	4,635,048
186,400	Willbros Group, Inc.[a]	2,838,872

	Total Energy	43,047,711

Financials (14.7%)
88,771	Commerce Bancshares, Inc.	3,305,832
187,291	Cousins Properties, Inc.	1,550,770
224,900	Duke Realty Corporation	2,701,049
80,100	Eaton Vance Corporation	2,241,999
100,500	Endurance Specialty Holdings, Ltd.	3,665,235
207,000	Equity One, Inc.[b]	3,243,690
94,800	Hanover Insurance Group, Inc.	3,918,084
332,000	HCC Insurance Holdings, Inc.	9,080,200
417,600	Host Marriott Corporation	4,915,152
139,600	Invesco, Ltd.	3,177,296
84,700	Lazard, Ltd.	3,498,957
245,000	Marshall & Ilsley Corporation	1,977,150
381,300	New York Community Bancorp, Inc.[b]	4,354,446
39,000	Northern Trust Corporation	2,268,240
44,400	PartnerRe, Ltd.	3,416,136
53,700	Rayonier, Inc. REIT	2,196,867
357,400	W.R. Berkley Corporation	9,035,072
243,700	Washington Federal, Inc.	4,108,782
82,900	Westamerica Bancorporation[b]	4,310,800

Shares	Common Stock (94.9%)	Value
Financials (14.7%) - continued
137,100	Zions Bancorporation[b]	$2,463,687

	Total Financials	75,429,444

Health Care (10.7%)
69,500	Beckman Coulter, Inc.	4,791,330
153,800	BioMarin Pharmaceutical, Inc.[a,b]	2,780,704
58,800	C.R. Bard, Inc.	4,622,268
68,800	Charles River Laboratories International, Inc.[a]	2,544,224
200,900	Community Health Systems, Inc.[a]	6,414,737
209,900	Coventry Health Care, Inc.[a]	4,189,604
38,600	Henry Schein, Inc.[a]	2,119,526
222,600	Hologic, Inc.[a]	3,637,284
30,400	Illumina, Inc.[a]	1,292,000
71,000	Kinetic Concepts, Inc.[a]	2,625,580
97,600	Lincare Holdings, Inc.[a]	3,050,000
88,900	Masimo Corporation[a]	2,329,180
29,900	NuVasive, Inc.[a,b]	1,248,624
59,900	Shire Pharmaceuticals Group plc ADR	3,132,171
60,600	United Therapeutics Corporation[a]	2,968,794
64,600	Varian Medical Systems, Inc.[a]	2,721,598
119,500	Vertex Pharmaceuticals, Inc.[a]	4,529,050

	Total Health Care	54,996,674

Industrials (13.5%)
40,900	Alliant Techsystems, Inc.[a]	3,184,065
296,200	BE Aerospace, Inc.[a,b]	5,965,468
93,200	CSX Corporation	3,901,352
84,500	IDEX Corporation	2,361,775
365,800	Manitowoc Company, Inc.	3,464,126
45,100	Manpower, Inc.	2,557,621
259,600	Monster Worldwide, Inc.[a,b]	4,537,808
94,700	Navistar International Corporation[a]	3,543,674
181,400	Oshkosh Corporation	5,610,702
86,800	Pall Corporation	2,801,904
97,900	Parker-Hannifin Corporation	5,075,136
27,400	Precision Castparts Corporation	2,791,238
96,600	Rockwell Collins, Inc.	4,907,280
75,400	Roper Industries, Inc.	3,843,892
86,100	SPX Corporation	5,275,347
110,900	Tyco International, Ltd.	3,823,832
185,500	Werner Enterprises, Inc.	3,455,865
72,500	WESCO International, Inc.[a]	2,088,000

	Total Industrials	69,189,085

Information Technology (18.1%)
142,700	Akamai Technologies, Inc.[a]	2,808,336
1,875,800	Atmel Corporation[a]	7,859,602
296,500	CIENA Corporation[a,b]	4,827,020
1,150,000	Compuware Corporation[a]	8,429,500
298,200	eBay, Inc.[a]	7,040,502
171,600	F5 Networks, Inc.[a]	6,800,508
274,300	FormFactor, Inc.[a]	6,561,256
100,700	Juniper Networks, Inc.[a]	2,720,914
78,800	KLA-Tencor Corporation	2,825,768
95,400	Lam Research Corporation[a]	3,258,864
194,100	Maxim Integrated Products, Inc.	3,520,974
112,600	Novellus Systems, Inc.[a]	2,362,348
116,000	Paychex, Inc.	3,369,800
261,400	PMC-Sierra, Inc.[a]	2,498,984
184,500	Polycom, Inc.[a]	4,935,375
62,200	Sybase, Inc.[a]	2,419,580

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Mid Cap Stock Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (94.9%)	Value
Information Technology (18.1%) - continued
592,100	Teradyne, Inc.[a]	$5,476,925
536,300	TIBCO Software, Inc.[a]	5,089,487
70,200	Western Digital Corporation[a]	2,564,406
166,100	Xilinx, Inc.	3,890,062
149,700	Zebra Technologies Corporation[a]	3,881,721

	Total Information Technology	93,141,932

Materials (9.2%)
243,700	Albemarle Corporation	8,432,020
105,405	Ball Corporation	5,185,926
20,100	CF Industries Holdings, Inc.	1,733,223
210,100	Commercial Metals Company	3,760,790
234,200	Crown Holdings, Inc.[a]	6,370,240
163,800	Owens-Illinois, Inc.[a]	6,044,220
247,900	Packaging Corporation of America	5,057,160
151,400	Sealed Air Corporation	2,971,982
89,700	Silgan Holdings, Inc.	4,729,881
149,500	Steel Dynamics, Inc.	2,293,330
9,000	Walter Energy, Inc.	540,540

	Total Materials	47,119,312

Telecommunications Services (0.8%)
127,400	Telephone and Data Systems, Inc.	3,950,674

	Total Telecommunications Services	3,950,674

Utilities (5.1%)
96,100	Alliant Energy Corporation	2,676,385
142,200	DPL, Inc.	3,711,420
29,300	Entergy Corporation	2,339,898
76,200	EQT Corporation	3,246,120
40,400	FirstEnergy Corporation	1,847,088
66,300	National Fuel Gas Company	3,037,203
280,600	NV Energy, Inc.	3,252,154
98,900	Pepco Holdings, Inc.	1,471,632
102,900	Portland General Electric Company	2,029,188
99,500	UGI Corporation	2,493,470

	Total Utilities	26,104,558

	Total Common Stock (cost $437,756,212)	487,392,954

Shares	Collateral Held for Securities Loaned (5.4%)	Value
27,793,072	Thrivent Financial Securities Lending Trust	27,793,072

	Total Collateral Held for Securities Loaned (cost $27,793,072)	27,793,072

Shares or Principal Amount	Short-Term Investments (3.9%)[c]	Value
4,111,000	BNP Paribas Finance, Inc. 0.100%, 10/1/2009	4,111,000
5,210,000	Falcon Asset Securitization Corporation, LLC 0.080%, 10/1/2009	5,210,000

Shares or Principal Amount	Short-Term Investments (3.9%)[c]	Value
10,491,508	Thrivent Money Market Portfolio	$10,491,508

	Total Short-Term Investments (at amortized cost)	19,812,508

	Total Investments (cost $485,361,792) 104.2%	$534,998,534

	Other Assets and Liabilities, Net (4.2%)	(21,437,020)

	Total Net Assets 100.0%	$513,561,514

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$79,102,303
Gross unrealized depreciation	(29,465,561)

Net unrealized appreciation (depreciation)	$49,636,742

Cost for federal income tax purposes	$485,361,792

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Mid Cap Stock Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	60,299,087	60,299,087	–	–
Consumer Staples	14,114,477	14,114,477	–	–
Energy	43,047,711	43,047,711	–	–
Financials	75,429,444	75,429,444	–	–
Health Care	54,996,674	54,996,674	–	–
Industrials	69,189,085	69,189,085	–	–
Information Technology	93,141,932	93,141,932	–	–
Materials	47,119,312	47,119,312	–	–
Telecommunications Services	3,950,674	3,950,674	–	–
Utilities	26,104,558	26,104,558	–	–
Collateral Held for Securities Loaned	27,793,072	27,793,072	–	–
Short-Term Investments	19,812,508	10,491,508	9,321,000	–

Total	$534,998,534	$525,677,534	$9,321,000	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$13,558	$52,643,000	$42,165,050	10,491,508	$10,491,508	$17,405
Thrivent Financial Securities Lending Trust	26,343,474	145,854,894	144,405,296	27,793,072	27,793,072	183,920
Total Value and Income Earned	26,357,032				38,284,580	201,325

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (98.8%)	Value
Consumer Discretionary (15.6%)
4,233	99 Cents Only Stores[a]	$56,934
5,400	Aaron’s, Inc.	142,560
9,400	Advance Auto Parts, Inc.	369,232
6,600	Aeropostale, Inc.[a]	286,902
20,180	American Eagle Outfitters, Inc.	340,235
3,800	American Greetings Corporation	84,740
5,850	AnnTaylor Stores Corporation[a]	92,957
3,870	Barnes & Noble, Inc.[b]	85,991
682	Blyth, Inc.	26,414
3,110	Bob Evans Farms, Inc.	90,377
11,520	BorgWarner, Inc.	348,595
5,400	Boyd Gaming Corporation[a]	59,022
9,955	Brinker International, Inc.	156,592
4,560	Brink’s Home Security Holdings, Inc.[a]	140,402
5,860	Callaway Golf Company	44,595
6,800	Career Education Corporation[a]	165,784
21,500	CarMax, Inc.[a]	449,350
6,000	Cheesecake Factory, Inc.[a]	111,120
17,400	Chico’s FAS, Inc.[a]	226,200
3,200	Chipotle Mexican Grill, Inc.[a,b]	310,560
5,500	Coldwater Creek, Inc.[a]	45,100
6,200	Collective Brands, Inc.[a]	107,446
8,600	Corinthian Colleges, Inc.[a,b]	159,616
8,600	Dick’s Sporting Goods, Inc.[a]	192,640
8,860	Dollar Tree, Inc.[a]	431,305
7,400	DreamWorks Animation SKG, Inc.[a]	263,218
14,900	Foot Locker, Inc.	178,055
4,800	Fossil, Inc.[a]	136,560
13,220	Gentex Corporation	187,063
5,700	Guess ?, Inc.	211,128
9,200	Hanesbrands, Inc.[a]	196,880
3,600	Harte-Hanks, Inc.	49,788
3,070	International Speedway Corporation	84,640
3,200	ITT Educational Services, Inc.[a]	353,312
5,500	J. Crew Group, Inc.[a]	197,010
4,200	John Wiley and Sons, Inc.	146,076
5,300	Lamar Advertising Company[a,b]	145,432
4,100	Life Time Fitness, Inc.[a]	115,005
13,700	LKQ Corporation[a]	253,998
3,700	M.D.C. Holdings, Inc.	128,538
4,800	Marvel Entertainment, Inc.[a]	238,176
3,000	Matthews International Corporation	106,140
5,570	Mohawk Industries, Inc.[a,b]	265,633
4,500	Netflix, Inc.[a,b]	207,765
600	NVR, Inc.[a]	382,422
3,100	Panera Bread Company[a]	170,500
12,100	PetSmart, Inc.	263,175
5,100	Phillips-Van Heusen Corporation	218,229
4,200	Priceline.com, Inc.[a]	696,444
5,500	Regis Corporation	85,250
6,400	Rent-A-Center, Inc.[a]	120,832
12,260	Ross Stores, Inc.	585,660
4,400	Ryland Group, Inc.	92,708
13,950	Saks, Inc.[a,b]	95,139
2,510	Scholastic Corporation	61,093
6,300	Scientific Games Corporation[a]	99,729
23,600	Service Corporation International	165,436
6,520	Sotheby’s Holdings, Inc.	112,340
1,400	Strayer Education, Inc.	304,752
3,400	Thor Industries, Inc.	105,230

Shares	Common Stock (98.8%)	Value
Consumer Discretionary (15.6%) - continued
4,200	Timberland Company[a]	$58,464
13,400	Toll Brothers, Inc.[a]	261,836
6,100	Tupperware Corporation	243,512
3,700	Under Armour, Inc.[a,b]	102,971
12,800	Urban Outfitters, Inc.[a]	386,176
4,500	Warnaco Group, Inc.[a]	197,370
34,814	Wendy’s/Arby’s Group, Inc.	164,670
10,380	Williams-Sonoma, Inc.	209,987
4,500	WMS Industries, Inc.[a]	200,520

	Total Consumer Discretionary	13,373,531

Consumer Staples (3.8%)
8,300	Alberto-Culver Company	229,744
5,540	BJ’s Wholesale Club, Inc.[a]	200,659
6,910	Church & Dwight Company, Inc.	392,073
7,400	Corn Products International, Inc.	211,048
6,750	Energizer Holdings, Inc.[a]	447,795
7,500	Flowers Foods, Inc.	197,175
7,200	Hansen Natural Corporation[a]	264,528
1,940	Lancaster Colony Corporation	99,464
6,100	NBTY, Inc.[a]	241,438
5,410	PepsiAmericas, Inc.	154,510
5,600	Ralcorp Holdings, Inc.[a]	327,432
3,910	Ruddick Corporation	104,084
13,800	Smithfield Foods, Inc.[a,b]	190,440
2,626	Tootsie Roll Industries, Inc.[b]	62,446
2,440	Universal Corporation	102,041

	Total Consumer Staples	3,224,877

Energy (6.5%)
16,000	Arch Coal, Inc.	354,080
3,800	Bill Barrett Corporation[a]	124,602
8,200	Cimarex Energy Company	355,224
4,600	Comstock Resources, Inc.[a]	184,368
5,500	Encore Acquisition Company[a]	205,700
6,178	Exterran Holdings, Inc.[a,b]	146,666
11,000	Forest Oil Corporation[a]	215,270
10,300	Frontier Oil Corporation	143,376
8,900	Helix Energy Solutions Group, Inc.[a]	133,322
10,380	Helmerich & Payne, Inc.[b]	410,321
9,900	Mariner Energy, Inc.[a]	140,382
13,000	Newfield Exploration Company[a]	553,280
5,400	Oceaneering International, Inc.[a]	306,450
2,400	Overseas Shipholding Group, Inc.	89,688
7,300	Patriot Coal Corporation[a,b]	85,848
14,700	Patterson-UTI Energy, Inc.	221,970
13,739	Plains Exploration & Production Company[a]	380,021
16,920	Pride International, Inc.[a]	515,045
11,500	Quicksilver Resources, Inc.[a]	163,185
12,100	Southern Union Company	251,559
7,700	Superior Energy Services, Inc.[a]	173,404
5,100	Tidewater, Inc.	240,159
4,000	Unit Corporation[a]	165,000

	Total Energy	5,558,920

Financials (18.0%)
4,000	Affiliated Managers Group, Inc.[a]	260,040
4,400	Alexandria Real Estate Equities, Inc.[b]	239,140
14,400	AMB Property Corporation	330,480

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (98.8%)	Value
Financials (18.0%) - continued
7,635	American Financial Group, Inc.	$194,693
9,390	AmeriCredit Corporation[a,b]	148,268
16,000	Apollo Investment Corporation	152,800
10,000	Arthur J. Gallagher & Company	243,700
12,293	Associated Banc-Corp	140,386
7,770	Astoria Financial Corporation	85,781
7,200	BancorpSouth, Inc.[b]	175,752
4,800	Bank of Hawaii Corporation	199,392
5,200	BRE Properties, Inc.	162,760
11,300	Brown & Brown, Inc.	216,508
6,300	Camden Property Trust	253,890
4,700	Cathay General Bancorp[b]	38,023
4,320	City National Corporation	168,178
6,845	Commerce Bancshares, Inc.	254,908
5,600	Corporate Office Properties Trust	206,528
8,863	Cousins Properties, Inc.	73,386
5,900	Cullen/Frost Bankers, Inc.	304,676
21,900	Duke Realty Corporation	263,019
11,600	Eaton Vance Corporation	324,684
3,100	Equity One, Inc.[b]	48,577
2,800	Essex Property Trust, Inc.	222,824
6,010	Everest Re Group, Ltd.	527,077
6,100	Federal Realty Investment Trust	374,357
22,505	Fidelity National Financial, Inc.	339,375
9,200	First American Corporation	297,804
18,200	First Niagara Financial Group, Inc.	224,406
8,198	FirstMerit Corporation	156,008
16,700	Fulton Financial Corporation	122,912
5,070	Hanover Insurance Group, Inc.	209,543
11,050	HCC Insurance Holdings, Inc.	302,218
7,000	Highwoods Properties, Inc.	220,150
3,760	Horace Mann Educators Corporation	52,527
11,900	Hospitality Properties Trust	242,403
5,100	International Bancshares Corporation[b]	83,181
12,000	Jefferies Group, Inc.[a]	326,760
4,200	Jones Lang LaSalle, Inc.	198,954
11,000	Liberty Property Trust	357,830
7,984	Macerich Company[b]	242,155
7,700	Mack-Cali Realty Corporation	248,941
3,500	Mercury General Corporation	126,630
10,400	Nationwide Health Properties, Inc.	322,296
33,911	New York Community Bancorp, Inc.[b]	387,264
9,800	NewAlliance Bancshares, Inc.	104,860
23,250	Old Republic International Corporation	283,185
8,000	Omega Healthcare Investors, Inc.	128,160
2,700	PacWest Bancorp	51,435
3,907	Potlatch Corporation	111,154
8,470	Protective Life Corporation	181,427
9,625	Raymond James Financial, Inc.[b]	224,070
7,808	Rayonier, Inc. REIT	319,425
10,200	Realty Income Corporation[b]	261,630
7,900	Regency Centers Corporation	292,695
7,200	Reinsurance Group of America, Inc.	321,120
12,640	SEI Investments Company	248,755
7,600	SL Green Realty Corporation[b]	333,260
4,900	StanCorp Financial Group, Inc.	197,813
3,330	SVB Financial Group[a]	144,089
46,400	Synovus Financial Corporation	174,000

Shares	Common Stock (98.8%)	Value
Financials (18.0%) - continued
10,820	TCF Financial Corporation[b]	$141,093
5,000	Trustmark Corporation	95,250
14,603	UDR, Inc.	229,851
5,000	Unitrin, Inc.	97,450
13,705	Valley National Bancorp[b]	168,434
13,175	W.R. Berkley Corporation	333,064
8,440	Waddell & Reed Financial, Inc.	240,118
10,627	Washington Federal, Inc.	179,171
6,230	Webster Financial Corporation	77,688
10,300	Weingarten Realty Investors[b]	205,176
2,920	Westamerica Bancorporation[b]	151,840
6,780	Wilmington Trust Corporation[b]	96,276

	Total Financials	15,463,673

Health Care (12.2%)
6,800	Affymetrix, Inc.[a]	59,704
6,630	Beckman Coulter, Inc.	457,072
1,800	Bio-Rad Laboratories, Inc.[a]	165,384
6,700	Cerner Corporation[a]	501,160
6,500	Charles River Laboratories International, Inc.[a]	240,370
9,000	Community Health Systems, Inc.[a]	287,370
6,310	Covance, Inc.[a]	341,687
5,520	Edwards Lifesciences Corporation[a]	385,903
11,400	Endo Pharmaceutical Holdings, Inc.[a]	257,982
5,000	Gen-Probe, Inc.[a]	207,200
24,100	Health Management Associates, Inc.[a]	180,509
10,280	Health Net, Inc.[a]	158,312
8,900	Henry Schein, Inc.[a]	488,699
6,050	Hill-Rom Holdings, Inc.	131,769
25,000	Hologic, Inc.[a]	408,500
5,800	IDEXX Laboratories, Inc.[a,b]	290,000
7,000	Immucor, Inc.[a]	123,900
3,800	Kindred Healthcare, Inc.[a]	61,674
6,000	Kinetic Concepts, Inc.[a]	221,880
5,300	LifePoint Hospitals, Inc.[a]	143,418
6,720	Lincare Holdings, Inc.[a]	210,000
5,100	Masimo Corporation[a]	133,620
5,600	Medicis Pharmaceutical Corporation	119,560
3,400	Mettler-Toledo International, Inc.[a]	308,006
11,720	Omnicare, Inc.	263,934
5,700	OSI Pharmaceuticals, Inc.[a]	201,210
4,100	Owens & Minor, Inc.	185,525
7,850	Perrigo Company	266,822
11,600	Pharmaceutical Product Development, Inc.	254,504
5,600	Psychiatric Solutions, Inc.[a]	149,856
7,500	ResMed, Inc.[a]	339,000
10,950	Sepracor, Inc.[a]	250,755
5,800	STERIS Corporation	176,610
3,700	Techne Corporation	231,435
3,840	Teleflex, Inc.	185,510
5,600	Thoratec Corporation[a]	169,512
4,800	United Therapeutics Corporation[a]	235,152
4,900	Universal Health Services, Inc.	303,457
6,610	Valeant Pharmaceuticals International[a]	185,477
2,900	Varian, Inc.[a]	148,074
8,400	VCA Antech, Inc.[a]	225,876

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (98.8%)	Value
Health Care (12.2%) - continued
17,620	Vertex Pharmaceuticals, Inc.[a]	$667,798
4,200	Wellcare Health Plans, Inc.[a]	103,530

	Total Health Care	10,427,716

Industrials (14.6%)
10,900	Aecom Technology Corporation[a]	295,826
9,130	AGCO Corporation[a]	252,262
11,500	AirTran Holdings, Inc.[a]	71,875
3,440	Alaska Air Group, Inc.[a]	92,158
4,060	Alexander & Baldwin, Inc.	130,285
3,300	Alliant Techsystems, Inc.[a]	256,905
10,570	AMETEK, Inc.	368,999
9,900	BE Aerospace, Inc.[a]	199,386
4,560	Brink’s Company	122,710
7,400	Bucyrus International, Inc.	263,588
6,040	Carlisle Companies, Inc.	204,816
2,300	Clean Harbors, Inc.[a]	129,398
4,830	Con-way, Inc.	185,086
6,700	Copart, Inc.[a]	222,507
3,400	Corporate Executive Board Company	84,660
11,300	Corrections Corporation of America[a]	255,945
4,600	Crane Company	118,726
5,000	Deluxe Corporation	85,500
7,600	Donaldson Company, Inc.	263,188
3,770	Dycom Industries, Inc.[a]	46,371
4,100	Federal Signal Corporation	29,479
5,100	FTI Consulting, Inc.[a]	217,311
4,420	GATX Corporation	123,539
5,800	Graco, Inc.	161,646
3,360	Granite Construction, Inc.	103,958
7,900	Harsco Corporation	279,739
5,390	Herman Miller, Inc.	91,145
4,430	HNI Corporation	104,548
5,530	Hubbell, Inc.	232,260
7,900	IDEX Corporation	220,805
8,640	JB Hunt Transport Services, Inc.	277,603
20,475	JetBlue Airways Corporation[a]	122,441
10,050	Joy Global, Inc.	491,847
9,400	Kansas City Southern, Inc.[a]	249,006
15,800	KBR, Inc.	367,982
2,420	Kelly Services, Inc.	29,766
8,040	Kennametal, Inc.	197,864
5,300	Kirby Corporation[a]	195,146
4,340	Korn/Ferry International[a]	63,321
5,100	Landstar System, Inc.	194,106
4,800	Lennox International, Inc.	173,376
4,200	Lincoln Electric Holdings, Inc.	199,290
7,770	Manpower, Inc.	440,637
2,900	Mine Safety Appliances Company	79,779
8,760	MPS Group, Inc.[a]	92,155
4,400	MSC Industrial Direct Company, Inc.	191,752
4,500	Navigant Consulting, Inc.[a]	60,750
3,290	Nordson Corporation	184,536
8,700	Oshkosh Corporation	269,091
9,560	Pentair, Inc.	282,211
4,048	Rollins, Inc.	76,305
8,900	Roper Industries, Inc.	453,722
8,200	Shaw Group, Inc.[a]	263,138
4,860	SPX Corporation	297,772
10,600	Terex Corporation[a,b]	219,738
5,200	Thomas & Betts Corporation[a]	156,416

Shares	Common Stock (98.8%)	Value
Industrials (14.6%) - continued
7,700	Timken Company	$180,411
7,795	Trinity Industries, Inc.	133,996
5,798	United Rentals, Inc.[a]	59,719
8,200	URS Corporation[a]	357,930
2,000	Valmont Industries, Inc.	170,360
4,700	Wabtec Corporation	176,391
7,900	Waste Connections, Inc.[a]	227,994
4,200	Watson Wyatt Worldwide, Inc.	182,952
4,200	Werner Enterprises, Inc.	78,246
5,600	Woodward Governor Company	135,856

	Total Industrials	12,548,226

Information Technology (14.9%)
37,100	3Com Corporation[a]	194,033
3,320	ACI Worldwide, Inc.[a]	50,232
7,390	Acxiom Corporation[a]	69,909
9,300	ADC Telecommunications, Inc.[a]	77,562
5,480	ADTRAN, Inc.	134,534
1,600	Advent Software, Inc.[a,b]	64,400
5,300	Alliance Data Systems Corporation[a]	323,724
8,700	ANSYS, Inc.[a]	325,989
11,770	Arrow Electronics, Inc.[a]	331,326
42,420	Atmel Corporation[a]	177,740
14,720	Avnet, Inc.[a]	382,278
4,280	Avocent Corporation[a]	86,756
13,400	Broadridge Financial Solutions, Inc.	269,340
25,580	Cadence Design Systems, Inc.[a]	187,757
9,174	CommScope, Inc.[a]	274,578
9,900	Cree, Inc.[a]	363,825
6,530	Diebold, Inc.	215,033
3,800	Digital River, Inc.[a]	153,216
3,810	DST Systems, Inc.[a]	170,688
3,800	Equinix, Inc.[a,b]	349,600
7,800	F5 Networks, Inc.[a]	309,114
4,200	FactSet Research Systems, Inc.[b]	278,208
4,750	Fair Isaac Corporation	102,077
11,800	Fairchild Semiconductor International, Inc.[a]	120,714
5,700	Gartner, Inc.[a]	104,139
7,900	Global Payments, Inc.	368,930
8,100	Hewitt Associates, Inc.[a]	295,083
2,610	Imation Corporation	24,195
8,500	Informatica Corporation[a]	191,930
15,500	Ingram Micro, Inc.[a]	261,175
14,750	Integrated Device Technology, Inc.[a]	99,710
6,850	International Rectifier Corporation[a]	133,506
11,700	Intersil Corporation	179,127
4,000	Itron, Inc.[a]	256,560
7,960	Jack Henry & Associates, Inc.	186,821
12,500	Lam Research Corporation[a]	427,000
9,400	Lender Processing Services, Inc.	358,798
2,200	ManTech International Corporation[a]	103,752
9,370	Mentor Graphics Corporation[a]	87,235
8,800	Metavante Technologies, Inc.[a]	303,424
7,900	MICROS Systems, Inc.[a]	238,501
5,475	National Instruments Corporation	151,274
15,200	NCR Corporation[a]	210,064
7,300	NeuStar, Inc.[a]	164,980

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (98.8%)	Value
Information Technology (14.9%) - continued
16,500	Palm, Inc.[a,b]	$287,595
11,000	Parametric Technology Corporation[a]	152,020
4,840	Plantronics, Inc.	129,760
8,320	Polycom, Inc.[a]	222,560
5,500	Quest Software, Inc.[a]	92,675
25,640	RF Micro Devices, Inc.[a]	139,225
10,040	Rovi Corporation[a]	337,344
19,800	SAIC, Inc.[a]	347,292
5,890	Semtech Corporation[a]	100,189
4,500	Silicon Laboratories, Inc.[a]	208,620
4,200	SRA International, Inc.[a]	90,678
7,980	Sybase, Inc.[a]	310,422
13,980	Synopsys, Inc.[a]	313,432
4,980	Tech Data Corporation[a]	207,218
11,700	Trimble Navigation, Ltd.[a]	279,747
8,200	ValueClick, Inc.[a]	108,158
17,620	Vishay Intertechnology, Inc.[a]	139,198
5,800	Zebra Technologies Corporation[a]	150,394

	Total Information Technology	12,775,364

Materials (6.7%)
9,020	Albemarle Corporation	312,092
6,700	AptarGroup, Inc.	250,312
7,400	Ashland, Inc.	319,828
6,490	Cabot Corporation	149,984
4,400	Carpenter Technology Corporation	102,916
12,900	Cliffs Natural Resources, Inc.	417,444
11,000	Commercial Metals Company	196,900
4,760	Cytec Industries, Inc.	154,557
3,300	Greif, Inc.	181,665
12,400	Louisiana-Pacific Corporation[a]	82,708
6,660	Lubrizol Corporation	475,924
4,420	Martin Marietta Materials, Inc.	406,949
1,880	Minerals Technologies, Inc.	89,413
7,600	Olin Corporation	132,544
10,000	Packaging Corporation of America	204,000
6,200	Reliance Steel & Aluminum Company	263,872
12,400	RPM International, Inc.	229,276
4,300	Scotts Miracle-Gro Company	184,685
4,830	Sensient Technologies Corporation	134,129
9,780	Sonoco Products Company	269,341
21,100	Steel Dynamics, Inc.	323,674
10,500	Temple-Inland, Inc.	172,410
9,800	Terra Industries, Inc.	339,766
9,860	Valspar Corporation	271,249
5,800	Worthington Industries, Inc.	80,620

	Total Materials	5,746,258

Telecommunications Services (0.6%)
18,910	Cincinnati Bell, Inc.[a]	66,185
6,700	Syniverse Holdings, Inc.[a]	117,250
9,320	Telephone and Data Systems, Inc.	289,013

	Total Telecommunications Services	472,448

Utilities (5.9%)
7,380	AGL Resources, Inc.	260,293

Shares	Common Stock (98.8%)	Value
Utilities (5.9%) - continued
10,900	Alliant Energy Corporation	$303,565
13,066	Aqua America, Inc.[b]	230,484
3,800	Black Hills Corporation	95,646
5,700	Cleco Corporation	142,956
10,930	DPL, Inc.	285,273
7,100	Energen Corporation	306,010
12,763	Great Plains Energy, Inc.	229,096
8,880	Hawaiian Electric Industries, Inc.	160,906
4,430	IDACORP, Inc.	127,540
17,925	MDU Resources Group, Inc.	373,736
7,900	National Fuel Gas Company	361,899
10,340	NSTAR	329,019
22,400	NV Energy, Inc.	259,616
9,390	OGE Energy Corporation	310,621
10,400	ONEOK, Inc.	380,848
8,275	PNM Resources, Inc.	96,652
10,200	UGI Corporation	255,612
7,990	Vectren Corporation	184,089
10,420	Westar Energy, Inc.	203,294
4,810	WGL Holdings, Inc.	159,403

	Total Utilities	5,056,558

	Total Common Stock (cost $82,135,150)	84,647,571

Shares	Collateral Held for Securities Loaned (7.2%)	Value
6,205,055	Thrivent Financial Securities Lending Trust	6,205,055

	Total Collateral Held for Securities Loaned (cost $6,205,055)	6,205,055

Shares or Principal Amount	Short-Term Investments (1.3%)[c]	Value
300,000	Federal Home Loan Bank Discount Notes 0.200%, 3/17/2010[d]	299,726
801,206	Thrivent Money Market Portfolio	801,206

	Total Short-Term Investments (at amortized cost)	1,100,932

	Total Investments (cost $89,441,137) 107.3%	$91,953,558

	Other Assets and Liabilities, Net (7.3%)	(6,230,657)

	Total Net Assets 100.0%	$85,722,901

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	At September 30, 2009, $299,726 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$15,957,730
Gross unrealized depreciation	(13,445,309)

Net unrealized appreciation (depreciation)	$2,512,421

Cost for federal income tax purposes	$89,441,137

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	13,373,531	13,373,531	–	–
Consumer Staples	3,224,877	3,224,877	–	–
Energy	5,558,920	5,558,920	–	–
Financials	15,463,673	15,463,673	–	–
Health Care	10,427,716	10,427,716	–	–
Industrials	12,548,226	12,548,226	–	–
Information Technology	12,775,364	12,775,364	–	–
Materials	5,746,258	5,746,258	–	–
Telecommunications Services	472,448	472,448	–	–
Utilities	5,056,558	5,056,558	–	–
Collateral Held for Securities Loaned	6,205,055	6,205,055	–	–
Short-Term Investments	1,100,932	801,206	299,726	–

Total	$91,953,558	$91,653,832	$299,726	$–

Other Financial Instruments*	$34,356	$34,356	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 400 Index Mini-Futures	16	December 2009	$1,068,364	$1,102,720	$34,356
Total Futures Contracts					$34,356

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$1,291,295	$10,775,423	$11,265,512	801,206	$801,206	$3,945
Thrivent Financial Securities Lending Trust	9,562,918	28,747,875	32,105,738	6,205,055	6,205,055	62,601
Total Value and Income Earned	10,854,213				7,006,261	66,546

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (86.4%)	Value[a]
Australia (2.9%)
98,465	Ausenco, Ltd.	$506,120
49,910	BHP Billiton, Ltd.	1,646,100
56,437	BlueScope Steel, Ltd.[b]	145,242
63,071	Bradken, Ltd.	364,933
17,702	CSL, Ltd.	521,674
63,659	Harvey Norman Holdings, Ltd.	240,826
116,059	Hastie Group, Ltd.	227,347
26,518	JB Hi-Fi, Ltd.	463,303
17,414	MacArthur Coal, Ltd.	144,041
8,896	Rio Tinto, Ltd.	462,342
347,471	Transpacific Industries Group, Ltd.[c]	467,883
34,640	United Group, Ltd.	451,515
15,285	Westpac Banking Corporation	352,754
7,826	Woolworths, Ltd.	201,720

	Total Australia	6,195,800

Austria (0.3%)
7,807	Andritz AG	391,038
7,559	Intercell AGc	321,759

	Total Austria	712,797

Belgium (0.8%)
14,087	Anheuser-Busch InBev NV	646,105
2,613	Bekaert SA	346,363
812	Colruyt SA	190,905
6,286	EVS Broadcast Equipment SA	471,500

	Total Belgium	1,654,873

Bermuda (0.3%)
40,432	Hongkong Land Holdings, Ltd.	174,719
182,000	Noble Group, Ltd.	313,898
210,000	Pacific Basin Shipping, Ltd.	137,606

	Total Bermuda	626,223

Brazil (2.9%)
53,000	Banco Bradesco SA ADR	1,054,170
34,000	Lojas Renner SA	591,872
8,013	Multiplan Empreendimentos Imobiliarios SA	125,288
27,000	Petroleo Brasileiro SA ADR	1,061,370
13,500	Souza Cruz SA	480,379
18,500	Ultrapar Participacoes SA	743,145
31,700	Vale SA SP ADR	733,221
63,000	Vale SA SP PREF ADR	1,292,130

	Total Brazil	6,081,575

Canada (3.4%)
8,800	Alimentation Couche-Tard, Inc.	154,105
25,600	Bank of Montreal	1,295,183
14,100	Barrick Gold Corporation	533,870
9,700	Canadian National Railway Company	477,707
10,300	Canadian Natural Resources, Ltd.	695,517
3,500	Canadian Utilities, Ltd.	123,858
10,824	Enbridge, Inc.	420,243
13,300	EnCana Corporation	770,149
7,239	Gildan Activewear, Inc.[c]	143,063
6,100	Husky Energy, Inc.	171,714
3,500	Inmet Mining Corporation	196,003
4,200	National Bank of Canada	233,556
7,800	Research In Motion, Ltd.[c]	527,285
5,700	Royal Bank of Canada	306,374
20,100	Sino-Forest Corporation[c]	317,447

Shares	Common Stock (86.4%)	Value[a]
Canada (3.4%) - continued
8,200	Suncor Energy, Inc.[c]	$286,429
13,000	Talisman Energy, Inc.	226,198
8,900	Teck Resources, Ltd.[c]	245,213

	Total Canada	7,123,914

Cayman Islands (0.1%)
627,575	Xtep International Holdings, Ltd.	302,552

	Total Cayman Islands	302,552

Chile (0.3%)
11,200	Banco Santander Chile SA ADR	644,448

	Total Chile	644,448

China (1.1%)
2,730,200	Bank of China, Ltd.	1,432,227
782,000	PetroChina Company, Ltd.	887,574

	Total China	2,319,801

Denmark (0.8%)
2,835	Carlsberg International AS	206,246
32,979	DSV ASc	591,101
10,591	Novo Nordisk AS	666,105
1,691	Rockwool International	152,064

	Total Denmark	1,615,516

Finland (0.5%)
6,432	Kone Oyj	236,742
12,959	Nokia Oyj	190,060
13,171	Outotec Oyj	420,239
18,465	Ramirent Oyj[c]	206,344

	Total Finland	1,053,385

France (7.0%)
5,698	Alstom	417,251
15,455	Alten, Ltd.[c]	416,521
54,100	Axa SA	1,468,458
2,861	BNP Paribas Rights[c]	6,196
2,861	BNP Paribas SA	229,589
10,084	Bourbon SA	466,523
27,000	Cap Gemini SA	1,418,918
1,535	CNP Assurances	156,676
27,842	Compagnie de Saint-Gobain	1,454,796
7,827	Euler Hermes SA	672,744
6,815	Eutelsat Communications[c]	207,734
1,760	Hermes International	260,400
4,535	Nexans SA	367,889
3,051	Sanofi-Aventis	224,985
13,700	Schneider Electric SA	1,393,836
2,880	Technip SA	184,548
34,763	Total SA	2,066,186
20,004	UBISOFT Entertainment SAc	380,102
4,246	Unibail-Rodamco	884,198
5,164	Vinci SA	293,246
62,822	Vivendi Universal SA	1,952,280

	Total France	14,923,076

Germany (3.2%)
25,110	Aixtron AG	683,044
6,538	BASF SE	346,135
3,532	Bayer AG	244,464
10,221	Demag Cranes AG	364,950
5,696	Deutsche Bank AG	435,082
4,360	E.ON AG	184,527

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (86.4%)	Value[a]
Germany (3.2%) - continued
4,163	Hannover Rueckversicherung AGc	$190,777
2,702	Hochtief AG	205,116
46,109	Infineon Technologies AGc	259,139
9,536	Rheinmetall AG	562,270
19,557	Rhoen-Klinikum AG	496,451
2,652	RWE AG	245,973
6,482	SAP AG ADR	314,297
10,089	SGL Carbon AGc	411,838
15,200	Siemens AG	1,399,546
22,793	Tognum AG	389,789
1,169	Vossloh AG	132,106

	Total Germany	6,865,504

Greece (0.3%)
52,146	Intralot SA Integrated Lottery Systems & Services	361,290
7,881	Public Power Corporation SAc	175,818

	Total Greece	537,108

Hong Kong (3.5%)
121,000	China Mobile, Ltd.	1,185,095
278,000	Golden Eagle Retail Group, Ltd.	466,564
169,000	Hang Lung Group, Ltd.	842,413
14,400	Hang Seng Bank, Ltd.	206,735
37,000	Hengan International Group Company, Ltd.	223,341
20,100	Hong Kong Exchanges and Clearing, Ltd.	362,631
37,500	Hongkong Electric Holdings, Ltd.	205,476
166,600	Hutchison Whampoa, Ltd.	1,198,120
584,700	New World Development Company, Ltd.	1,252,456
33,000	Swire Pacific, Ltd., Class A	387,218
217,500	Swire Pacific, Ltd., Class B	473,007
582,000	Techtronic Industries Company	476,701
49,000	Wharf Holdings, Ltd.	259,079

	Total Hong Kong	7,538,836

Hungary (0.5%)
4,700	Richter Gedeon Nyrt	974,998

	Total Hungary	974,998

India (1.8%)
40,400	Bharti Airtel, Ltd.	350,461
11,000	GlaxoSmithKline Pharmaceuticals, Ltd.	354,361
8,000	Grasim Industries, Ltd.	463,280
12,000	Hero Honda Motors, Ltd.	415,909
65,000	Hindustan Unilever, Ltd.	353,918
13,500	Housing Development Finance Corporation	779,074
10,400	ICICI Bank, Ltd. ADR	401,024
16,504	Infosys Technologies, Ltd. ADR	800,279

	Total India	3,918,306

Indonesia (0.4%)
250,000	PT Astra International Tbk	857,464

	Total Indonesia	857,464

Ireland (0.2%)
94,562	C&C Group plc	400,705

	Total Ireland	400,705

Shares	Common Stock (86.4%)	Value[a]
Israel (0.6%)
18,500	Check Point Software Technologies, Ltd.[c]	$524,475
14,000	Teva Pharmaceutical Industries, Ltd. ADR	707,840

	Total Israel	1,232,315

Italy (3.3%)
13,297	Atlantia SPA	322,589
38,224	Autogrill SPA[c]	463,073
42,163	Azimut Holding SPA	534,596
244,748	Enel SPA	1,556,660
57,600	Eni SPA	1,439,275
91,350	Finmeccanica SPA	1,618,047
22,310	Italcementi SPA	188,391
14,300	Saipem SPA	431,873
23,948	Trevi Finanziaria SPA	416,872

	Total Italy	6,971,376

Japan (12.7%)
6,800	Aisin Seiki Company, Ltd.	165,159
22,000	Asahi Glass Company, Ltd.	177,316
5,300	Astellas Pharmaceutical, Inc.	217,320
3,700	Benesse Corporation	181,102
53,500	Bridgestone Corporation	956,825
25,000	Chiba Bank, Ltd.	154,306
9,100	Chugai Pharmaceutical Company, Ltd.	187,888
13,100	COMSYS Holdings Corporation	143,284
9,842	Cosmos Pharmaceutical Corporation	258,078
22,000	Daicel Chemical Industries, Ltd.	132,500
44,750	Daiichi Sankyo Company, Ltd.	922,643
15,977	Daiseki Company, Ltd.	314,247
27,800	Daito Trust Construction Company, Ltd.	1,211,968
40,000	Daiwa Securities Group, Inc.	205,491
71,000	Denki Kagaku Kogyo Kabushiki Kaisha	291,502
13,500	Denso Corporation	395,916
8,100	Disco Corporation	538,556
7,000	East Japan Railway Company	504,693
16,236	Exedy Corporation	356,593
44,000	Fujitsu, Ltd.	286,989
15,905	Hitachi Transport System, Ltd.	221,173
16,300	Honda Motor Company, Ltd.	495,027
6,600	IBIDEN Company, Ltd.	244,522
1,600	Idemitsu Kosan Company, Ltd.	131,766
29,000	ITOCHU Corporation	191,219
8,800	JFE Holdings, Inc.	300,919
231	Jupiter Telecommunications Company, Ltd.	223,377
7,500	Kao Corporation	185,192
17,000	Kirin Holdings Company, Ltd.	260,370
102,000	Kobe Steel, Ltd.[c]	177,419
4,700	K’s Holdings Corporation	157,261
38,803	Marubeni Corporation	194,126
34,428	Megane TOP Company, Ltd.	651,904
44,500	Mitsubishi Chemical Holdings Corporation	184,375
12,000	Mitsubishi Corporation	241,348
50,000	Mitsubishi Materials Corporation[c]	137,483
131,100	Mitsubishi UFJ Financial Group, Inc.	700,617
18,700	Mitsui & Company, Ltd.	243,281

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (86.4%)	Value[a]
Japan (12.7%) - continued
26,600	Mitsui Sumitomo Insurance Group Holdings, Inc.	$728,676
3,600	Murata Manufacturing Company, Ltd.	169,976
33,000	Nabtesco Corporation	392,388
91,000	NEC Corporation[c]	284,756
7,557	Nichi-iko Pharmaceutical Company, Ltd.	243,477
19,840	Nifco, Inc.	395,372
18,000	Nippon Electric Glass Company, Ltd.	163,805
31,000	Nippon Oil Corporation	173,463
55,600	Nissan Motor Company, Ltd.[c]	374,680
2,250	Nitori Company, Ltd.	191,439
154	NTT Docomo, Inc.	244,425
10,200	Pigeon Corporation	405,026
5,400	Santen Pharmaceutical Comany, Ltd.	198,274
18,900	Shin-Etsu Chemical Company, Ltd.	1,159,483
8,000	Shinko Electric Industries Company, Ltd.	141,862
23,100	Softbank Corporation	506,321
20,200	Sony Corporation	591,922
25	Sony Financial Holdings, Inc.	71,531
10,100	Stanley Electric Company, Ltd.	204,462
124,400	Sumitomo Corporation	1,276,307
20,400	Sumitomo Electric Industries, Ltd.	266,377
5,839	Sumitomo Real Estate Sales Company, Ltd.	208,007
229,500	Sumitomo Trust and Banking Company, Ltd.	1,212,633
10,000	Suzuki Motor Corporation	232,580
5,944	Sysmex Corporation	256,364
67,552	Taiheiyo Cement Corporation[c]	89,899
20,300	Takeda Pharmaceutical Company, Ltd.	844,404
9,282	Tanaka Chemical Corporation	303,275
3,800	TDK Corporation	218,936
18,200	The Kansai Electric Power Company, Inc.	439,299
8,600	Tokai Rika Company, Ltd.	153,749
10,700	Tokyo Steel Manufacturing Company, Ltd.	130,886
104,000	Toshiba Corporation[c]	544,361
34,000	Toshiba Plant Systems & Services Corporation	452,470
7,000	Toyo Suisan Kaisha, Ltd.	189,402
73,000	Ube Industries, Ltd.	191,205
11,800	ULVAC, Inc.	309,879
10,600	Unicharm Petcare Corporation	394,767
16,000	Yamato Holdings Company, Ltd.	262,545

	Total Japan	27,162,438

Luxembourg (0.6%)
33,147	Acergy SA	418,699
11,332	SES Global SA	257,293
18,000	Tenaris SA ADR	641,160

	Total Luxembourg	1,317,152

Malaysia (0.5%)
120,000	CIMB Group Holdings Berhad	383,906

Shares	Common Stock (86.4%)	Value[a]
Malaysia (0.5%) - continued
199,400	Public Bank Berhad	$587,888

	Total Malaysia	971,794

Mexico (1.2%)
172,000	Consorcio ARA SAB de CVc	103,223
26,500	Fomento Economico Mexicano SAB de CV ADR	1,008,324
8,500	Grupo Aeroportuario del Sureste SAB de CV ADR	362,610
228,500	Grupo Financiero Banorte SA de CV ADR	764,545
163,000	Organizacion Soriana SAB de CVc	403,847

	Total Mexico	2,642,549

Netherlands (2.3%)
5,100	Akzo Nobel NV	316,957
36,819	Arcelor Mittal	1,372,799
11,282	ASML Holding NV	332,928
21,231	BinckBank NV	377,632
53,200	ING Groep NVc	955,303
37,160	Koninklijke (Royal) Ahold NV	448,498
13,671	Koninklijke Boskalis Westminster NV	468,631
3,195	Koninklijke Vopak NVc	207,706
14,356	Unilever NV	415,374

	Total Netherlands	4,895,828

Norway (1.7%)
21,800	DnB NOR ASA[c]	253,827
198,000	Marine Harvest[c]	143,921
163,000	Norsk Hydro ASA[c]	1,089,609
69,200	StatoilHydro ASA	1,562,325
11,300	Tandberg ASA	271,386
13,931	TGS Nopec Geophysical Co ASA[c]	209,344

	Total Norway	3,530,412

Philippines (0.4%)
1,800,000	Ayala Land, Inc.	435,145
342,700	Bank of the Philippine Islands	324,646

	Total Philippines	759,791

Portugal (0.1%)
24,586	Portugal Telecom SGPS SA	261,204

	Total Portugal	261,204

Russia (0.4%)
15,500	LUKOIL ADR	844,897

	Total Russia	844,897

Singapore (2.9%)
586,000	CSE Global, Ltd.	329,420
28,000	DBS Group Holdings, Ltd.	262,807
296,000	Ezra Holdings, Ltd.[c]	392,173
33,583	Golden Agri-Resources, Ltd. Warrants[c]	3,099
96,300	Keppel Corporation, Ltd.	550,216
729,000	Midas Holding, Ltd.	439,977
87,000	Neptune Orient Lines, Ltd.	109,400
69,000	Oversea-Chinese Banking Corporation	382,686
251,000	Parkway Holdings, Ltd.	366,656
429,029	Raffles Education Corporation, Ltd.	154,288

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (86.4%)	Value[a]
Singapore (2.9%) - continued
165,000	SembCorp Marine, Ltd.	$369,379
94,900	Singapore Airlines, Ltd.	925,584
708,500	Singapore Telecommunications, Ltd.	1,627,986
42,000	Wilmar International, Ltd.	187,084

	Total Singapore	6,100,755

South Africa (0.8%)
90,600	Massmart Holdings, Ltd.	1,061,954
111,000	Truworths International, Ltd.	629,999

	Total South Africa	1,691,953

South Korea (2.2%)
12,181	Busan Bank	134,820
26,295	KB Financial Group, Inc.[c]	1,349,300
4,373	LG Innotek Company, Ltd.	469,935
2,119	MegaStudy Company, Ltd.	434,022
3,200	Samsung Electronics Company, Ltd.	1,336,170
1,100	Shinsegae Company, Ltd.	553,873
5,282	SODIFF Advanced Materials Company, Ltd.	428,261

	Total South Korea	4,706,381

Spain (3.0%)
67,032	Banco Bilbao Vizcaya Argentaria SA	1,194,069
11,626	Banco Santander Central Hispano SA	187,801
16,639	Grupo Catalana Occidente SA	408,318
145,621	Iberdrola SA	1,432,515
5,415	Indra Sistemas SA	135,245
37,015	Laboratorios Almirall SA	482,148
78,653	Telefonica SA	2,175,975
65,248	Tubacex SA	323,328

	Total Spain	6,339,399

Sweden (0.8%)
11,877	Electrolux ABc	271,871
44,680	Hexagon AB	535,320
4,790	Lundin Petroleum AB	38,889
48,647	Niscayah Group AB	110,504
79,100	Telefonaktiebolaget LM Ericsson	796,206

	Total Sweden	1,752,790

Switzerland (7.6%)
38,029	ABB, Ltd.[c]	764,697
4,367	Actelion, Ltd.[c]	271,486
23,300	Adecco SA	1,240,872
1,663	Baloise Holding AG	159,314
935	Burckhardt Compression Holding AG	153,914
16,387	Credit Suisse Group	911,738
1,572	Givaudan SA	1,179,524
23,767	Holcim, Ltd.[c]	1,634,209
6,277	Julius Baer Holding AG	314,824
78,476	Nestle SA	3,350,190
67,831	Novartis AG	3,407,201
9,216	Roche Holding AG	1,490,122
372	Sika Finanz AG Bearer	502,829
23,674	UBS AGc	434,059
1,292	Zurich Financial Services AG	308,072

	Total Switzerland	16,123,051

Shares	Common Stock (86.4%)	Value[a]
Taiwan (0.6%)
170,000	Taiwan Mobile Company, Ltd.	$314,203
459,951	Taiwan Semiconductor Manufacturing Company, Ltd.	910,243

	Total Taiwan	1,224,446

Thailand (1.2%)
143,000	PTT Exploration & Production pcl	615,144
160,900	PTT pcl	1,256,583
115,000	Siam Cement pcl	765,491

	Total Thailand	2,637,218

Turkey (0.7%)
154,000	Akbank TAS	896,541
12,000	BIM Birlesik Magazalar AS	490,870

	Total Turkey	1,387,411

United Kingdom (12.4%)
291,362	Aegis Group plc	522,421
11,347	Anglo American plc[c]	362,099
18,033	Antofagasta Holdings plc	219,359
7,987	Autonomy Corporation plc[c]	208,548
59,094	Babcock International Group plc	537,948
73,381	BAE Systems plc	410,521
37,804	Barclays plc[c]	224,045
50,970	BG Group plc	888,387
19,912	BHP Billiton plc	545,335
134,200	BP Amoco plc	1,188,861
28,712	British American Tobacco plc	901,966
33,100	British Sky Broadcasting Group plc	303,217
3,959	Chemring Group plc	154,918
70,181	Cobham plc	246,200
37,031	Experian plc	312,707
51,081	GAME GROUP plc	130,711
116,742	GlaxoSmithKline plc	2,301,872
23,860	Group 4 Securicor plc	84,381
99,596	Halma plc	346,031
2,700	HSBC Holdings plc ADR	154,845
20,577	Imperial Tobacco Group plc	596,141
76,634	Intermediate Capital Group plc	366,770
8,688	Intertek Group plc	176,554
44,755	Invensys plc	208,940
45,945	J Sainsbury plc	239,131
423,358	Kingfisher plc	1,443,895
40,644	Marks and Spencer Group plc	235,679
50,150	National Grid plc	485,350
117,700	Pearson plc	1,454,273
72,554	Persimmon plc[c]	531,197
137,149	Qinetiq Group plc	309,259
11,756	Reckitt Benckiser Group plc	575,565
18,929	Rio Tinto plc	804,648
23,814	Rotork plc	430,939
50,178	Sage Group plc	187,672
218,132	SIG plc	481,899
58,003	Standard Chartered plc[c]	1,432,805
112,579	Tesco plc	720,707
10,095	Travis Perkins plc	134,741
15,564	Ultra Electronics Holdings	333,525
60,657	Unilever plc	1,733,266
565,500	Vodafone Group plc	1,270,365
71,845	William Morrison Supermarkets plc	319,370
141,600	WPP plc	1,217,914

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (86.4%)	Value[a]
United Kingdom (12.4%) - continued
38,243	Xstrata plc[c]	$564,012

	Total United Kingdom	26,298,989

United States (0.1%)
4,679	iShares MSCI EAFE Index Fund	255,941

	Total United States	255,941

	Total Common Stock (cost $162,671,553)	183,454,971

Principal Amount	Long-Term Fixed Income (9.3%)	Value[a]
Argentina (0.4%)
	Arcos Dorados, SA
100,000	7.500%, 10/1/2019	100,055
	Argentina Government International Bond
570,000	7.000%, 3/28/2011	517,275
265,000	7.000%, 10/3/2015	190,800
410,000	2.500%, 3/31/2019[d]	137,350

	Total Argentina	945,480

Bermuda (0.1%)
	Digicel Group, Ltd.
100,000	8.875%, 1/15/2015	93,000
	Qtel International Finance, Ltd.
180,000	7.875%, 6/10/2019[e]	205,783

	Total Bermuda	298,783

Brazil (1.1%)
	Brazil Government International Bond
879,999	6.000%, 1/17/2017	952,160
141,667	8.000%, 1/15/2018	164,376
490,000	5.875%, 1/15/2019	526,750
150,000	8.250%, 1/20/2034	197,775
	Independencia International, Ltd.
170,000	9.875%, 5/15/2015[f,g]	29,750
	Petrobras International Finance Company
200,000	7.875%, 3/15/2019	230,750
	Telemar Norte Leste SA
100,000	9.500%, 4/23/2019[e]	119,500

	Total Brazil	2,221,061

Cayman Islands (0.1%)
	CSN Islands XI Corporation
100,000	6.875%, 9/21/2019	100,600
	TGI International, Ltd.
180,000	9.500%, 10/3/2017	193,500

	Total Cayman Islands	294,100

Chile (0.1%)
	Empresa Nacional del Petroleo
100,000	6.250%, 7/8/2019	106,771

	Total Chile	106,771

Colombia (0.1%)
	Colombia Government International Bond
100,000	7.375%, 3/18/2019	114,350

Principal Amount	Long-Term Fixed Income (9.3%)	Value[a]
Colombia (0.1%) - continued
$60,000	7.375%, 9/18/2037	$67,800

	Total Colombia	182,150

Costa Rica (0.1%)
	Ecopetrol SA
230,000	7.625%, 7/23/2019	251,850

	Total Costa Rica	251,850

Dominican Republic (0.1%)
	Dominican Republic International Bond
65,579	9.040%, 1/23/2018	69,185
200,000	8.625%, 4/20/2027	190,000

	Total Dominican Republic	259,185

Gabon (0.1%)
	Gabon Government International Bond
120,000	8.200%, 12/12/2017[e]	125,400

	Total Gabon	125,400

Indonesia (1.1%)
	Indonesia Government International Bond
210,000	10.375%, 5/4/2014	254,584
200,000	6.875%, 1/17/2018	215,000
1,060,000	11.625%, 3/4/2019	1,475,363
100,000	6.625%, 2/17/2037	97,572
120,000	7.750%, 1/17/2038	132,600

	Total Indonesia	2,175,119

Iraq (0.1%)
	Iraq Government International Bond
250,000	5.800%, 1/15/2028	187,500

	Total Iraq	187,500

Ireland (0.1%)
	VIP Finance Ireland, Ltd.
130,000	9.125%, 4/30/2018	136,500
100,000	9.125%, 4/30/2018[e]	104,625

	Total Ireland	241,125

Kazakhstan (0.1%)
	KazMunaiGaz Finance Sub BV
100,000	8.375%, 7/2/2013[e]	106,500

	Total Kazakhstan	106,500

Lebanon (0.1%)
	Lebanon Government International Bond
306,000	4.000%, 12/31/2017	273,105

	Total Lebanon	273,105

Malaysia (0.2%)
	Malaysia Government International Bond
280,000	7.500%, 7/15/2011	306,442
	Petronas Capital, Ltd.
170,000	5.250%, 8/12/2019	171,628

	Total Malaysia	478,070

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (9.3%)	Value[a]
Mexico (0.7%)
	Mexico Government International Bond
$480,000	5.950%, 3/19/2019	$504,000
120,000	7.500%, 4/8/2033	142,500
80,000	6.750%, 9/27/2034	88,000
120,000	6.050%, 1/11/2040	119,700
140,000	5.625%, 1/15/3027	146,825
	Pemex Project Funding Master Trust
190,000	5.750%, 3/1/2018	187,863
	Petroleos Mexicanos
200,000	8.000%, 5/3/2019	229,700

	Total Mexico	1,418,588

Netherlands (0.2%)
	KazMunaiGaz Finance Sub BV
390,000	11.750%, 1/23/2015	462,146

	Total Netherlands	462,146

Pakistan (<0.1%)
	Pakistan Government International Bond
100,000	6.875%, 6/1/2017	85,500

	Total Pakistan	85,500

Panama (0.1%)
	Panama Government International Bond
20,000	9.375%, 4/1/2029	27,300
200,000	6.700%, 1/26/2036	221,000

	Total Panama	248,300

Peru (0.4%)
	Peru Government International Bond
370,000	7.125%, 3/30/2019	426,795
100,000	7.350%, 7/21/2025	116,750
140,000	8.750%, 11/21/2033	186,900
50,000	6.550%, 3/14/2037	54,250

	Total Peru	784,695

Philippines (0.5%)
	Philippines Government International Bond
200,000	8.375%, 6/17/2019	243,500
40,000	9.500%, 10/21/2024	51,600
520,000	10.625%, 3/16/2025	729,950
60,000	9.500%, 2/2/2030	79,650

	Total Philippines	1,104,700

Poland (0.2%)
	Poland Government International Bond
440,000	6.375%, 7/15/2019	494,305

	Total Poland	494,305

Qatar (0.3%)
	Qatar Government International Bond
220,000	6.550%, 4/9/2019	245,300

Principal Amount	Long-Term Fixed Income (9.3%)	Value[a]
Qatar (0.3%) - continued
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
$340,000	5.500%, 9/30/2014	$360,952

	Total Qatar	606,252

Russia (0.6%)
	Russia Government International Bond
1,269,000	7.500%, 3/31/2030	1,377,626

	Total Russia	1,377,626

Serbia (0.1%)
	Serbia Government International Bond
150,000	3.750%, 11/1/2009[d]	147,750

	Total Serbia	147,750

South Africa (0.2%)
	Peermont Global Proprietary, Ltd.
180,000	7.750%, 4/30/2014	223,881
	South Africa Government International Bond
100,000	6.875%, 5/27/2019	111,500
110,000	5.875%, 5/30/2022	112,750

	Total South Africa	448,131

Sri Lanka (<0.1%)
	Democratic Socialist Republic of Sri Lanka
100,000	8.250%, 10/24/2012	100,337

	Total Sri Lanka	100,337

Trinidad And Tobago (0.1%)
	Petroleum Company of Trindad & Tobago, Ltd.
150,000	9.750%, 8/14/2019	169,875

	Total Trinidad And Tobago	169,875

Turkey (1.0%)
	Turkey Government International Bond
520,000	16.000%, 3/7/2012	400,337
190,516	12.000%, 8/14/2013	160,796
420,000	6.750%, 4/3/2018	442,596
70,000	7.000%, 3/11/2019	74,883
410,000	7.500%, 11/7/2019	452,024
220,000	7.250%, 3/5/2038	228,800
	Turkey Government International Inflation Protected Bond
73,109	10.000%, 2/15/2012	54,955

	Total Turkey	1,814,391

Ukraine (0.1%)
	Ukraine Government International Bond
100,000	6.875%, 3/4/2011	92,760
100,000	6.580%, 11/21/2016	78,000
100,000	6.750%, 11/14/2017[e]	78,210
150,000	6.750%, 11/14/2017	117,315

	Total Ukraine	366,285

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (9.3%)	Value[a]
United Arab Emirates (0.1%)
	Dolphin Energy, Ltd.
$130,000	5.888%, 6/15/2019	$131,625

	Total United Arab Emirates	131,625

Uruguay (0.3%)
	Uruguay Government International Bond
70,000	8.000%, 11/18/2022	78,400
250,000	6.875%, 9/28/2025	256,375
328,000	7.625%, 3/21/2036	349,386

	Total Uruguay	684,161

Venezuela (0.5%)
	Petroleos de Venezuela SA
150,000	Zero Coupon, 7/10/2011	113,250
540,000	5.375%, 4/12/2027	257,850
	Venezuela Government International Bond
100,000	13.625%, 8/15/2018	103,000
620,000	6.000%, 12/9/2020	379,750
410,000	7.650%, 4/21/2025	271,625

	Total Venezuela	1,125,475

	Total Long-Term Fixed Income (cost $18,032,093)	19,716,341

Shares or Principal Amount	Short-Term Investments (5.1%)[h]	Value
	Federal Home Loan Bank Discount Notes
700,000	0.200%, 3/17/2010[i]	699,361
10,275,803	Thrivent Money Market Portfolio	10,275,803

	Total Short-Term Investments (at amortized cost)	10,975,164

	Total Investments (cost $191,678,810) 100.8%	$214,146,476

	Other Assets and Liabilities, Net (0.8%)	(1,637,270)

	Total Net Assets 100.0%	$212,509,206

a	Security is fair valued.
b	Denotes investments purchased on a when-issued or delayed delivery basis.
c	Non-income producing security.
d	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2009, the value of these investments was $740,018 or 0.3% of total net assets.

f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Portfolio owned as of September 30, 2009.

Security	Acquisition Date	Cost
Independencia International, Ltd.	5/8/2008	$94,640

g	In bankruptcy.
h	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
i	At September 30, 2009, $699,361 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$26,142,285
Gross unrealized depreciation	(3,674,619)

Net unrealized appreciation (depreciation)	$22,467,666

Cost for federal income tax purposes	$191,678,810

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Capital Goods	303,275	–	303,275	–
Consumer Discretionary	20,529,478	143,063	20,386,415	–
Consumer Staples	18,495,028	1,165,528	17,329,500	–
Energy	16,377,700	5,015,925	11,361,775	–
Financials	31,998,461	4,526,456	27,472,005	–
Health Care	15,681,369	707,840	14,973,529	–
Industrials	29,953,347	840,317	29,113,030	–
Information Technology	13,793,184	1,324,754	12,468,430	–
Materials	23,640,719	3,317,884	20,322,835	–
Telecommunications Services	8,100,283	527,285	7,572,998	–
Utilities	4,582,127	123,858	4,458,269	–
Long-Term Fixed Income
Basic Materials	100,600	–	100,600	–
Communications Services	659,408	–	659,408	–
Consumer Cyclical	323,936	–	323,936	–
Consumer Non-Cyclical	29,750	–	29,750	–
Energy	2,362,147	–	2,362,147	–
Foreign Government	16,047,000	–	16,047,000	–
Transportation	193,500	–	193,500	–
Short-Term Investments	10,975,164	10,275,803	699,361	–

Total	$214,146,476	$27,968,713	$186,177,763	$–

Other Financial Instruments*	($13,056)	($13,056)	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Worldwide Allocation Portfolio.

Investments in Securities	Value December 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers in and/or (Out of) Level 3	Value September 30, 2009
Common Stock Transportation	304,477	–	–	19,344	180,872	(504,693)	–

Total	$304,477	$–	$–	$19,344	$180,872	($504,693)	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	41	December 2009	$3,183,498	$3,169,300	($14,198)
Total Futures Contracts					($14,198)

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	80,307	10/1/2009 - 10/6/2009	$70,482	$70,848	$366
Brazilian Real	729,821	1/19/2010	398,343	404,079	5,736
Brazilian Real	23,856	10/1/2009 - 10/2/2009	13,414	13,466	52
British Pound	460,578	10/2/2009 - 10/5/2009	736,145	736,098	(47)
Canadian Dollar	154,648	10/2/2009	143,537	144,436	899
Euro	589,889	10/1/2009 - 10/2/2009	860,667	863,167	2,500
Hong Kong Dollar	1,410,848	10/2/2009	182,045	182,043	(2)
Japanese Yen	96,632,780	10/1/2009 - 10/5/2009	1,076,630	1,076,507	(123)
Mexican Peso	2,452,484	12/16/2009	182,531	179,724	(2,807)
Norwegian Krone	1,039,751	10/1/2009 - 10/5/2009	178,391	180,010	1,619
Philippines Peso	477,765	10/2/2009	10,041	10,084	43
Singapore Dollar	129,215	10/2/2009	91,209	91,727	518
South Korea Won	299,607,000	1/19/2010	248,410	255,397	6,987
Swedish Krona	758,995	10/1/2009 - 10/5/2009	108,731	108,873	142
Swiss Franc	613,171	10/2/2009 - 10/5/2009	591,866	591,693	(173)
Thai Baht	1,797,333	10/2/2009	53,636	53,796	160
Total Foreign Currency Forward Contracts Purchases			$4,946,078	$4,961,948	$15,870

Sales
British Pound	419,775	10/1/2009 - 10/5/2009	$670,917	$670,887	$30
Euro	141,900	10/13/2009	201,769	207,625	(5,856)
Euro	121,323	10/2/2009 - 10/5/2009	176,974	177,529	(555)
Japanese Yen	90,620,750	10/1/2009 - 10/5/2009	1,007,856	1,009,532	(1,676)
Singapore Dollar	120,054	10/1/2009 - 10/5/2009	84,804	85,224	(420)
Turkish Lira	542,470	12/16/2009	354,347	360,598	(6,251)
Total Foreign Currency Forward Contracts Sales			$2,496,667	$2,511,395	($14,728)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					$1,142

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$8,811,716	$138,183,560	$136,719,473	10,275,803	$10,275,803	$40,109
Total Value and Income Earned	8,811,716				10,275,803	40,109

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Partner International Stock Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (98.9%)	Value[a]
Australia (2.9%)
339,380	BHP Billiton, Ltd.	$11,193,222
388,269	BlueScope Steel, Ltd.[b]	999,223
120,959	CSL, Ltd.	3,564,636
435,413	Harvey Norman Holdings, Ltd.	1,647,194
126,798	MacArthur Coal, Ltd.	1,048,816
60,973	Rio Tinto, Ltd.	3,168,880
104,444	Westpac Banking Corporation	2,410,404
53,750	Woolworths, Ltd.	1,385,441

	Total Australia	25,417,816

Belgium (0.7%)
96,254	Anheuser-Busch InBev NV	4,414,726
5,590	Colruyt SAc	1,314,236

	Total Belgium	5,728,962

Bermuda (0.5%)
274,742	Hongkong Land Holdings, Ltd.	1,187,243
1,246,000	Noble Group, Ltd.	2,148,989
1,527,000	Pacific Basin Shipping, Ltd.	1,000,596

	Total Bermuda	4,336,828

Brazil (0.7%)
244,000	Vale SA SP ADR	5,643,720

	Total Brazil	5,643,720

Canada (5.7%)
64,700	Alimentation Couche-Tard, Inc.	1,133,020
184,600	Bank of Montreal	9,339,481
96,700	Barrick Gold Corporation	3,661,361
65,800	Canadian National Railway Company	3,240,529
70,600	Canadian Natural Resources, Ltd.	4,767,330
24,400	Canadian Utilities, Ltd.	863,469
74,013	Enbridge, Inc.	2,873,560
90,800	EnCana Corporation	5,257,869
49,076	Gildan Activewear, Inc.[d]	969,878
41,600	Husky Energy, Inc.	1,171,032
24,600	Inmet Mining Corporation	1,377,618
28,800	National Bank of Canada	1,601,524
52,700	Research In Motion, Ltd.[d]	3,562,553
39,100	Royal Bank of Canada[c]	2,101,620
139,000	Sino-Forest Corporation[d]	2,195,283
55,400	Suncor Energy, Inc.[d]	1,935,145
89,600	Talisman Energy, Inc.	1,559,025
60,900	Teck Resources, Ltd.[d]	1,677,921

	Total Canada	49,288,218

China (1.2%)
19,396,600	Bank of China, Ltd.	10,175,200

	Total China	10,175,200

Denmark (0.7%)
19,494	Carlsberg International AS	1,418,187
72,375	Novo Nordisk AS	4,551,908

	Total Denmark	5,970,095

Finland (0.3%)
43,986	Kone Oyj	1,618,993
88,820	Nokia Oyj	1,302,654

	Total Finland	2,921,647

France (10.3%)
38,940	Alstom	2,851,486

Shares	Common Stock (98.9%)	Value[a]
France (10.3%) - continued
387,300	Axa SA	$10,512,639
19,469	BNP Paribas Rights[d]	42,163
19,469	BNP Paribas SA	1,562,343
189,100	Cap Gemini SA	9,937,684
10,492	CNP Assurances	1,070,909
201,400	Compagnie de Saint-Gobain[c]	10,523,518
46,809	Eutelsat Communications[d]	1,426,825
12,128	Hermes International	1,794,390
21,106	Sanofi-Aventis	1,556,387
99,900	Schneider Electric SA	10,163,809
19,831	Technip SA	1,270,757
246,268	Total SA	14,637,270
30,575	Unibail-Rodamco[c]	6,367,013
35,356	Vinci SA	2,007,749
444,005	Vivendi Universal SA	13,798,070

	Total France	89,523,012

Germany (3.3%)
46,665	Aixtron AG	1,269,385
45,046	BASF SE	2,384,828
24,444	Bayer AG	1,691,865
38,928	Deutsche Bank AG	2,973,469
29,796	E.ON AG	1,261,050
28,449	Hannover Rueckversicherung AGd	1,303,725
18,679	Hochtief AG	1,417,975
239,068	Infineon Technologies AGd	1,343,594
18,181	RWE AG	1,686,289
44,557	SAP AG ADR	2,160,467
109,800	Siemens AG	10,109,875
8,230	Vossloh AG	930,056

	Total Germany	28,532,578

Greece (0.1%)
53,859	Public Power Corporation SAd	1,201,543

	Total Greece	1,201,543

Hong Kong (3.1%)
100,000	Hang Seng Bank, Ltd.	1,435,659
254,000	Hengan International Group Company, Ltd.	1,533,203
137,600	Hong Kong Exchanges and Clearing, Ltd.	2,482,493
259,500	Hongkong Electric Holdings, Ltd.	1,421,891
1,202,900	Hutchison Whampoa, Ltd.	8,650,773
4,416,700	New World Development Company, Ltd.	9,460,790
335,000	Wharf Holdings, Ltd.	1,771,253

	Total Hong Kong	26,756,062

Italy (4.7%)
90,860	Atlantia SPA	2,204,292
1,749,706	Enel SPA	11,128,581
430,100	Eni SPA[c]	10,747,088
668,389	Finmeccanica SPA	11,838,916
155,328	Italcementi SPA	1,311,628
110,500	Saipem SPA	3,337,200

	Total Italy	40,567,705

Japan (17.3%)
46,300	Aisin Seiki Company, Ltd.	1,124,541
154,000	Asahi Glass Company, Ltd.	1,241,213
36,400	Astellas Pharmaceutical, Inc.	1,492,539
25,500	Benesse Corporation	1,248,137
366,400	Bridgestone Corporation	6,552,907

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Partner International Stock Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (98.9%)	Value[a]
Japan (17.3%) - continued
166,000	Chiba Bank, Ltd.	$1,024,589
61,700	Chugai Pharmaceutical Company, Ltd.	1,273,924
94,900	COMSYS Holdings Corporation	1,037,987
162,000	Daicel Chemical Industries, Ltd.	975,682
323,500	Daiichi Sankyo Company, Ltd.	6,669,823
194,400	Daito Trust Construction Company, Ltd.	8,475,054
274,000	Daiwa Securities Group, Inc.	1,407,616
92,800	Denso Corporation	2,721,557
17,100	Disco Corporation	1,136,951
48,100	East Japan Railway Company	3,467,965
299,000	Fujitsu, Ltd.	1,950,220
111,600	Honda Motor Company, Ltd.	3,389,265
45,200	IBIDEN Company, Ltd.	1,674,602
11,900	Idemitsu Kosan Company, Ltd.	980,009
195,000	ITOCHU Corporation	1,285,780
60,200	JFE Holdings, Inc.	2,058,560
1,608	Jupiter Telecommunications Company, Ltd.	1,554,939
52,200	Kao Corporation	1,288,936
113,000	Kirin Holdings Company, Ltd.	1,730,697
694,000	Kobe Steel, Ltd.[d]	1,207,146
32,200	K’s Holdings Corporation	1,077,407
265,288	Marubeni Corporation	1,327,202
308,000	Mitsubishi Chemical Holdings Corporation	1,276,124
81,700	Mitsubishi Corporation	1,643,177
367,000	Mitsubishi Materials Corporation[d]	1,009,122
932,500	Mitsubishi UFJ Financial Group, Inc.	4,983,414
127,700	Mitsui & Company, Ltd.	1,661,338
211,245	Mitsui Sumitomo Insurance Group Holdings, Inc.	5,786,814
26,300	Murata Manufacturing Company, Ltd.	1,241,767
620,000	NEC Corporation[d]	1,940,093
122,000	Nippon Electric Glass Company, Ltd.	1,110,236
214,000	Nippon Oil Corporation	1,197,457
380,300	Nissan Motor Company, Ltd.[d]	2,562,784
15,250	Nitori Company, Ltd.	1,297,532
1,051	NTT Docomo, Inc.	1,668,124
37,600	Santen Pharmaceutical Comany, Ltd.	1,380,576
132,800	Shin-Etsu Chemical Company, Ltd.	8,147,045
54,600	Shinko Electric Industries Company, Ltd.	968,207
158,400	Softbank Corporation	3,471,912
138,200	Sony Corporation	4,049,681
169	Sony Financial Holdings, Inc.	483,548
69,200	Stanley Electric Company, Ltd.	1,400,871
879,000	Sumitomo Corporation	9,018,286
140,300	Sumitomo Electric Industries, Ltd.	1,831,996
1,588,000	Sumitomo Trust and Banking Company, Ltd.	8,390,677
69,000	Suzuki Motor Corporation	1,604,800
469,487	Taiheiyo Cement Corporation[d]	624,801
149,800	Takeda Pharmaceutical Company, Ltd.	6,231,116
26,100	TDK Corporation	1,503,746
124,000	The Kansai Electric Power Company, Inc.	2,993,026

Shares	Common Stock (98.9%)	Value[a]
Japan (17.3%) - continued
62,300	Tokai Rika Company, Ltd.	$1,113,784
77,300	Tokyo Steel Manufacturing Company, Ltd.	945,563
714,000	Toshiba Corporation[d]	3,737,252
47,000	Toyo Suisan Kaisha, Ltd.	1,271,701
502,000	Ube Industries, Ltd.	1,314,865
111,000	Yamato Holdings Company, Ltd.	1,821,403

	Total Japan	149,058,086

Luxembourg (0.2%)
77,664	SES Global SA	1,763,361

	Total Luxembourg	1,763,361

Netherlands (3.3%)
41,600	Akzo Nobel NVc	2,585,379
263,794	Arcelor Mittal	9,835,570
77,563	ASML Holding NV	2,288,858
377,700	ING Groep NVd	6,782,296
253,905	Koninklijke (Royal) Ahold NV	3,064,471
22,092	Koninklijke Vopak NVd	1,436,197
98,094	Unilever NV	2,838,238

	Total Netherlands	28,831,009

Norway (2.7%)
151,400	DnB NOR ASA[d]	1,762,818
1,376,000	Marine Harvest[d]	1,000,179
1,153,100	Norsk Hydro ASA[d]	7,708,148
497,575	StatoilHydro ASA	11,233,724
77,100	Tandberg ASA	1,851,671

	Total Norway	23,556,540

Portugal (0.2%)
169,032	Portugal Telecom SGPS SA	1,795,810

	Total Portugal	1,795,810

Singapore (3.3%)
186,000	DBS Group Holdings, Ltd.	1,745,788
290,800	Golden Agri-Resources, Ltd. Warrants[d]	26,836
771,400	Keppel Corporation, Ltd.	4,407,445
627,000	Neptune Orient Lines, Ltd.	788,435
469,000	Oversea-Chinese Banking Corporation	2,601,157
681,400	Singapore Airlines, Ltd.	6,645,863
4,855,350	Singapore Telecommunications, Ltd.	11,156,586
285,000	Wilmar International, Ltd.	1,269,501

	Total Singapore	28,641,611

South Korea (1.1%)
189,807	KB Financial Group, Inc.[d]	9,739,748

	Total South Korea	9,739,748

Spain (4.2%)
478,327	Banco Bilbao Vizcaya Argentaria SA	8,520,646
79,998	Banco Santander Central Hispano SA	1,292,247
1,000,876	Iberdrola SAc	9,845,902
40,017	Indra Sistemas SA	999,465
556,548	Telefonica SA	15,397,176

	Total Spain	36,055,436

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Partner International Stock Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (98.9%)	Value[a]
Sweden (0.9%)
81,890	Electrolux ABd	$1,874,507
32,613	Lundin Petroleum AB	264,778
575,200	Telefonaktiebolaget LM Ericsson	5,789,856

	Total Sweden	7,929,141

Switzerland (12.5%)
259,845	ABB, Ltd.[d]	5,225,033
30,021	Actelion, Ltd.[d]	1,866,337
171,200	Adecco SA	9,117,478
11,588	Baloise Holding AG	1,110,123
111,968	Credit Suisse Group	6,229,659
11,777	Givaudan SA	8,836,679
171,445	Holcim, Ltd.[d]	11,788,478
43,105	Julius Baer Holding AG	2,161,938
549,188	Nestle SA	23,445,181
473,446	Novartis AG	23,781,535
62,976	Roche Holding AG	10,182,502
160,984	UBS AGd	2,951,617
8,892	Zurich Financial Services AG	2,120,260

	Total Switzerland	108,816,820

Thailand (1.0%)
1,164,700	PTT pcl	9,095,976

	Total Thailand	9,095,976

United Kingdom (17.9%)
70,820	Anglo American plc[d]	2,259,970
122,818	Antofagasta Holdings plc	1,493,995
54,572	Autonomy Corporation plc[d]	1,424,925
128,809	Babcock International Group plc	1,172,580
501,395	BAE Systems plc	2,804,991
258,488	Barclays plc[d]	1,531,925
348,272	BG Group plc	6,070,241
136,470	BHP Billiton plc	3,737,538
967,500	BP Amoco plc	8,570,965
196,181	British American Tobacco plc	6,162,880
249,800	British Sky Broadcasting Group plc	2,288,323
27,348	Chemring Group plc	1,070,143
485,531	Cobham plc	1,703,277
254,583	Experian plc	2,149,817
373,479	GAME GROUP plc	955,693
805,776	GlaxoSmithKline plc	15,887,966
163,028	Group 4 Securicor plc	576,552
19,100	HSBC Holdings plc ADR	1,095,385
140,607	Imperial Tobacco Group plc	4,073,558
60,026	Intertek Group plc	1,219,822
308,786	Invensys plc	1,441,577
315,479	J Sainsbury plc	1,641,983
2,966,729	Kingfisher plc	10,118,267
279,658	Marks and Spencer Group plc	1,621,632
343,709	National Grid plc	3,326,402
841,500	Pearson plc	10,397,373
125,465	Persimmon plc[d]	918,579
80,339	Reckitt Benckiser Group plc	3,933,337
128,718	Rio Tinto plc	5,471,635
345,316	Sage Group plc	1,291,527
216,643	Standard Chartered plc[d]	5,351,570
769,217	Tesco plc	4,924,366
69,439	Travis Perkins plc	926,823
433,399	Unilever plc	12,384,323
4,087,887	Vodafone Group plc	9,183,209
493,931	William Morrison Supermarkets plc	2,195,652

Shares	Common Stock (98.9%)	Value[a]
United Kingdom (17.9%) - continued
1,038,700	WPP plc	$8,933,949
262,100	Xstrata plc[d]	3,865,482

	Total United Kingdom	154,178,232

United States (0.1%)
21,927	iShares MSCI EAFE Index Fund	1,199,407

	Total United States	1,199,407

	Total Common Stock (cost $836,796,101)	856,724,563

Shares	Collateral Held for Securities Loaned (4.0%)	Value
35,014,457	Thrivent Financial Securities Lending Trust	35,014,457

	Total Collateral Held for Securities Loaned (cost $35,014,457)	35,014,457

Shares or Principal Amount	Short-Term Investments (0.9%)[e]	Value
	Ranger Funding Company, LLC
5,960,000	0.090%, 10/1/2009	5,960,000
2,121,102	Thrivent Money Market Portfolio	2,121,102

	Total Short-Term Investments (at amortized cost)	8,081,102

	Total Investments (cost $879,891,660) 103.8%	$899,820,122

	Other Assets and Liabilities, Net (3.8%)	(32,583,706)

	Total Net Assets 100.0%	$867,236,416

a	Security is fair valued.
b	Denotes investments purchased on a when-issued or delayed delivery basis.
c	All or a portion of the security is on loan.
d	Non-income producing security.
e	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$109,285,144
Gross unrealized depreciation	(89,356,682)

Net unrealized appreciation (depreciation)	$19,928,462

Cost for federal income tax purposes	$879,891,660

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Partner International Stock Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Partner International Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	86,688,336	969,878	85,718,458	–
Consumer Staples	90,335,266	1,159,856	89,175,410	–
Energy	75,282,596	17,563,961	57,718,635	–
Financials	151,023,200	16,566,823	134,456,377	–
Health Care	79,972,452	–	79,972,452	–
Industrials	135,560,093	3,240,529	132,319,564	–
Information Technology	44,615,312	–	44,615,312	–
Materials	126,172,494	14,555,903	111,616,591	–
Telecommunications Services	43,801,445	3,562,553	40,238,892	–
Utilities	23,273,369	863,469	22,409,900	–
Collateral Held for Securities Loaned	35,014,457	35,014,457	–	–
Short-Term Investments	8,081,102	2,121,102	5,960,000	–

Total	$899,820,122	$95,618,531	$804,201,591	$–

Other Financial Instruments*	($27,366)	($27,366)	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner International Stock Portfolio.

Investments in Securities	Value December 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers in and/or (Out of) Level 3	Value September 30, 2009
Common Stock Transportation	3,722,232	–	(16,633)	(190,163)	(47,471)	(3,467,965)	–

Total	$3,722,232	$–	($16,633)	($190,163)	($47,471)	($3,467,965)	$–

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
British Pound	825,302	10/2/2009 - 10/5/2009	$1,317,563	$1,319,007	$1,444
Canadian Dollar	680,489	10/2/2009	633,543	635,555	2,012
Japanese Yen	281,210,212	10/5/2009	3,139,243	3,132,738	(6,505)
Swedish Krona	1,845,875	10/5/2009	265,358	264,778	(580)
Swiss Franc	2,619,289	10/5/2009	2,528,572	2,527,538	(1,034)
Total Foreign Currency Forward Contracts Purchases			$7,884,279	$7,879,616	($4,663)

Sales
British Pound	2,512,150	10/5/2009	$4,014,667	$4,014,943	($276)
Euro	888,921	10/2/2009 - 10/5/2009	1,296,606	1,300,733	(4,127)
Japanese Yen	488,687,991	10/2/2009 - 10/5/2009	5,425,781	5,444,081	(18,300)
Total Foreign Currency Forward Contracts Sales			$10,737,054	$10,759,757	($22,703)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					($27,366)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Partner International Stock Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner International Stock Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$21,861,973	$95,872,129	$115,613,000	2,121,102	$2,121,102	$78,681
Thrivent Financial Securities Lending Trust	13,420,165	253,617,765	232,023,473	35,014,457	35,014,457	473,037
Total Value and Income Earned	35,282,138				37,135,559	551,718

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (99.3%)	Value
Consumer Discretionary (14.8%)
3,700	GameStop Corporation[a]	$97,939
1,200	Kohl’s Corporation[a]	68,460
2,700	Lowe’s Companies, Inc.	56,538
900	Netflix, Inc.[a]	41,553
2,300	Omnicom Group, Inc.	84,962
6,400	Staples, Inc.	148,608
1,900	Target Corporation	88,692

	Total Consumer Discretionary	586,752

Consumer Staples (9.5%)
900	Costco Wholesale Corporation	50,814
4,850	CVS Caremark Corporation	173,339
2,180	Procter & Gamble Company	126,266
1,100	SYSCO Corporation	27,335

	Total Consumer Staples	377,754

Energy (6.5%)
1,300	Cameron International Corporation[a]	49,166
450	EOG Resources, Inc.	37,580
1,450	FMC Technologies, Inc.[a]	75,748
1,600	Noble Corporation	60,736
1,300	Smith International, Inc.	37,310

	Total Energy	260,540

Financials (11.6%)
2,100	AFLAC, Inc.	89,754
1,400	Bank of New York Mellon Corporation	40,586
2,900	Charles Schwab Corporation	55,535
700	Franklin Resources, Inc.	70,420
450	Goldman Sachs Group, Inc.	82,957
2,700	SunTrust Banks, Inc.	60,885
1,300	Wells Fargo & Company	36,634
1,300	Zions Bancorporation	23,361

	Total Financials	460,132

Health Care (17.5%)
800	Allergan, Inc.	45,408
2,100	Dentsply International, Inc.	72,534
1,200	Genzyme Corporation[a]	68,076
800	Gilead Sciences, Inc.[a]	37,264
1,150	Laboratory Corporation of America Holdings[a]	75,555
2,600	Novartis AG ADR	130,988
2,100	St. Jude Medical, Inc.[a]	81,921
2,800	Stryker Corporation	127,204
1,300	Varian Medical Systems, Inc.[a]	54,769

	Total Health Care	693,719

Industrials (6.6%)
950	C.H. Robinson Worldwide, Inc.	54,862
1,100	Danaher Corporation	74,052
600	Deere & Company	25,752
900	Emerson Electric Company	36,072
550	Fastenal Company	21,285
900	United Parcel Service, Inc.	50,823

	Total Industrials	262,846

Information Technology (26.5%)
1,000	Apple, Inc.[a]	185,370
5,900	Cisco Systems, Inc.[a]	138,886
310	Google, Inc.[a]	153,713

Shares	Common Stock (99.3%)	Value
Information Technology (26.5%) - continued
4,050	Hewlett-Packard Company	$191,201
5,550	Intel Corporation	108,614
1,000	Linear Technology Corporation	27,630
4,600	Microsoft Corporation	119,094
2,850	QUALCOMM, Inc.	128,193

	Total Information Technology	1,052,701

Materials (4.7%)
1,200	Air Products and Chemicals, Inc.	93,096
2,000	Ecolab, Inc.	92,460

	Total Materials	185,556

Utilities (1.6%)
1,700	Questar Corporation	63,852
	Total Utilities	63,852

	Total Common Stock (cost $4,221,752)	3,943,852

Shares	Short-Term Investments (0.7%)	Value
26,432	Thrivent Money Market Portfolio	26,432
	Total Short-Term Investments (at amortized cost)	26,432

	Total Investments (cost $4,248,184) 100.0%	$3,970,284

	Other Assets and Liabilities, Net (<0.1%)	(463)

	Total Net Assets 100.0%	$3,969,821

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$191,701
Gross unrealized depreciation	(469,601)

Net unrealized appreciation (depreciation)	$(277,900)

Cost for federal income tax purposes	$4,248,184

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Partner Socially Responsible Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	586,752	586,752	–	–
Consumer Staples	377,754	377,754	–	–
Energy	260,540	260,540	–	–
Financials	460,132	460,132	–	–
Health Care	693,719	693,719	–	–
Industrials	262,846	262,846	–	–
Information Technology	1,052,701	1,052,701	–	–
Materials	185,556	185,556	–	–
Utilities	63,852	63,852	–	–
Short-Term Investments	26,432	26,432	–	–

Total	$3,970,284	$3,970,284	$–	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Socially Responsible Stock Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$69,852	$467,254	$510,674	26,432	$26,432	$253
Total Value and Income Earned	69,852				26,432	253

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Partner All Cap Growth Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (98.0%)	Value
Consumer Discretionary (9.8%)
1,755	Amazon.com, Inc.[a]	$163,847
3,550	Coach, Inc.	116,866
2,825	GameStop Corporation[a]	74,778
1,575	Guess ?, Inc.	58,338
1,975	LKQ Corporation[a]	36,616
575	New Oriental Education & Technology Group ADR[a]	46,259
2,405	Starbucks Corporation[a]	49,663

	Total Consumer Discretionary	546,367

Consumer Staples (0.7%)
1,225	Avon Products, Inc.	41,601

	Total Consumer Staples	41,601

Energy (16.0%)
550	Apache Corporation	50,507
2,000	Cameron International Corporation[a]	75,640
850	Devon Energy Corporation	57,231
2,150	ENSCO International, Inc.	91,461
2,725	Halliburton Company	73,902
2,925	National Oilwell Varco, Inc.[a]	126,155
1,975	Noble Corporation	74,971
1,100	Noble Energy, Inc.	72,556
1,675	Pride International, Inc.[a]	50,987
1,125	Schlumberger, Ltd.	67,050
1,500	Suncor Energy, Inc.	51,840
1,125	Transocean, Ltd.[a]	96,221

	Total Energy	888,521

Financials (7.6%)
425	BlackRock, Inc.	92,149
255	CME Group, Inc.	78,588
475	Franklin Resources, Inc.	47,785
305	Goldman Sachs Group, Inc.	56,227
445	IntercontinentalExchange, Inc.[a]	43,250
1,400	Legg Mason, Inc.	43,442
1,325	T. Rowe Price Group, Inc.	60,552

	Total Financials	421,993

Health Care (8.0%)
750	Alexion Pharmaceuticals, Inc.[a]	33,405
700	Allergan, Inc.	39,732
810	Celgene Corporation[a]	45,279
1,505	Dentsply International, Inc.	51,983
2,236	ev3, Inc.[a]	27,525
975	Gen-Probe, Inc.[a]	40,404
145	Intuitive Surgical, Inc.[a]	38,026
479	NuVasive, Inc.[a]	20,003
2,400	PerkinElmer, Inc.	46,176
950	Varian Medical Systems, Inc.[a]	40,024
1,075	Waters Corporation[a]	60,049

	Total Health Care	442,606

Industrials (15.3%)
700	3M Company	51,660
2,400	ABB, Ltd. ADR[a]	48,096
700	AGCO Corporation[a]	19,341
2,200	Bucyrus International, Inc.	78,364
1,300	Emerson Electric Company	52,104
1,080	Expeditors International of Washington, Inc.	37,962
330	First Solar, Inc.[a]	50,444

Shares	Common Stock (98.0%)	Value
Industrials (15.3%) - continued
1,010	Fluor Corporation	$51,359
525	FTI Consulting, Inc.[a]	22,370
2,500	GrafTech International, Ltd.[a]	36,750
1,925	Honeywell International, Inc.	71,514
800	ITT Corporation	41,720
1,875	Jacobs Engineering Group, Inc.[a]	86,156
750	Parker-Hannifin Corporation	38,880
1,325	SunPower Corporation[a]	39,604
1,550	United Technologies Corporation	94,441
775	Wabtec Corporation	29,086

	Total Industrials	849,851

Information Technology (34.0%)
3,575	Altera Corporation	73,323
925	Amphenol Corporation	34,854
1,250	ANSYS, Inc.[a]	46,837
1,360	Apple, Inc.[a]	252,103
1,800	Atheros Communications, Inc.[a]	47,754
387	Baidu.com, Inc. ADR[a]	151,336
2,250	Broadcom Corporation[a]	69,053
1,125	Check Point Software Technologies, Ltd.[a]	31,894
3,675	Cisco Systems, Inc.[a]	86,509
975	Dolby Laboratories, Inc.[a]	37,235
4,010	eBay, Inc.[a]	94,676
1,650	FLIR Systems, Inc.[a]	46,151
522	Google, Inc.[a]	258,834
1,975	Juniper Networks, Inc.[a]	53,364
1,150	Linear Technology Corporation	31,774
7,500	LSI Corporation[a]	41,175
4,225	Marvell Technology Group, Ltd.[a]	68,403
1,975	MEMC Electronic Materials, Inc.[a]	32,844
497	Mercadolibre, Inc.[a]	19,115
1,975	NETAPP, Inc.[a]	52,693
4,500	Nuance Communications, Inc.[a]	67,320
2,950	Oracle Corporation	61,478
2,950	Parametric Technology Corporation[a]	40,769
1,065	Research in Motion, Ltd.[a]	71,941
2,700	Seagate Technology	41,067
1,125	STEC, Inc.[a]	33,064
2,025	Trimble Navigation, Ltd.[a]	48,418

	Total Information Technology	1,893,984

Materials (4.9%)
1,475	Agrium, Inc.	73,440
3,225	Anglo American plc[a]	51,213
1,200	Barrick Gold Corporation	45,480
1,075	Nucor Corporation	50,536
3,150	Sterlite Industries India, Ltd.	50,306

	Total Materials	270,975

Telecommunications Services (1.7%)
2,150	America Movil SA de CV ADR	94,234

	Total Telecommunications Services	94,234

	Total Common Stock (cost $5,392,638)	5,450,132

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Partner All Cap Growth Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Short-Term Investments (3.2%)	Value
177,020	Thrivent Money Market Portfolio	$177,020

	Total Short-Term Investments (at amortized cost)	177,020

	Total Investments (cost $5,569,658) 101.2%	$5,627,152

	Other Assets and Liabilities, Net (1.2%)	(65,534)

	Total Net Assets 100.0%	$5,561,618

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$494,287
Gross unrealized depreciation	(436,793)

Net unrealized appreciation (depreciation)	$57,494

Cost for federal income tax purposes	$5,569,658

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Partner All Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	546,367	546,367	–	–
Consumer Staples	41,601	41,601	–	–
Energy	888,521	888,521	–	–
Financials	421,993	421,993	–	–
Health Care	442,606	442,606	–	–
Industrials	849,851	849,851	–	–
Information Technology	1,893,984	1,893,984	–	–
Materials	270,975	270,975	–	–
Telecommunications Services	94,234	94,234	–	–
Short-Term Investments	177,020	177,020	–	–

Total	$5,627,152	$5,627,152	$–	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$77,149	$2,383,007	$2,283,136	177,020	$177,020	$369
Total Value and Income Earned	77,149				177,020	369

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Partner All Cap Value Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (94.5%)	Value
Consumer Discretionary (10.1%)
1,116	Bed Bath & Beyond, Inc.[a]	$41,895
3,326	Cablevision Systems New York Group	78,992
4,682	Cinemark Holdings, Inc.	48,505
3,139	Goodyear Tire & Rubber Company[a]	53,457
464	Mohawk Industries, Inc.[a]	22,128
3,730	News Corporation	44,723
3,162	Time Warner Cable, Inc.	136,251

	Total Consumer Discretionary	425,951

Consumer Staples (8.8%)
5,782	Chiquita Brands International, Inc.[a]	93,437
4,732	Kroger Company	97,668
1,648	Molson Coors Brewing Company	80,225
2,692	Walgreen Company	100,869

	Total Consumer Staples	372,199

Energy (13.5%)
924	Apache Corporation	84,851
3,913	Capital Product Partners, LP	35,882
2,090	Chevron Corporation	147,199
926	Devon Energy Corporation	62,348
250	EOG Resources, Inc.	20,878
1,286	Exxon Mobil Corporation	88,232
1,146	Marathon Oil Corporation	36,557
1,800	Petroleo Brasileiro SA ADR	70,758
1,046	Valero Energy Corporation	20,282

	Total Energy	566,987

Financials (20.2%)
4,594	Assurant, Inc.	147,284
2,410	Bank of America Corporation	40,777
1,470	Everest Re Group, Ltd.	128,919
2,710	Fidelity National Financial, Inc.	40,867
282	Goldman Sachs Group, Inc.	51,987
2,840	J.P. Morgan Chase & Company	124,449
2,572	MetLife, Inc.	97,916
170	Morgan Stanley	5,249
4,150	SLM Corporation[a]	36,188
709	Transatlantic Holdings, Inc.	35,570
5,010	Wells Fargo & Company	141,182

	Total Financials	850,388

Health Care (12.8%)
1,898	Aetna, Inc.	52,821
1,500	Biovail Corporation	23,145
2,644	Covidien, Ltd.	114,379
412	Genzyme Corporation[a]	23,373
5,263	Merck & Company, Inc.	166,469
3,498	Pfizer, Inc.	57,892
352	Shire Pharmaceuticals Group plc ADR	18,406
1,678	Wyeth	81,517

	Total Health Care	538,002

Industrials (11.6%)
3,030	Aircastle, Ltd.	29,300
2,080	Atlas Air Worldwide Holdings, Inc.[a]	66,498
1,020	General Cable Corporation[a]	39,933
11,301	Genesis Lease, Ltd.	101,144

Shares	Common Stock (94.5%)	Value
Industrials (11.6%) - continued
2,962	Navistar International Corporation[a]	$110,838
412	Norfolk Southern Corporation	17,761
3,640	Tyco International, Ltd.	125,507

	Total Industrials	490,981

Information Technology (4.9%)
2,834	Dell, Inc.[a]	43,247
90	Google, Inc.[a]	44,627
462	Hewlett-Packard Company	21,811
5,274	Motorola, Inc.	45,304
1,176	QUALCOMM, Inc.	52,896

	Total Information Technology	207,885

Materials (5.9%)
2,668	Celanese Corporation	66,700
1,838	Lubrizol Corporation	131,343
564	Potash Corporation of Saskatchewan, Inc.	50,952

	Total Materials	248,995

Telecommunications Services (1.7%)
2,664	AT&T, Inc.	71,955

	Total Telecommunications Services	71,955

Utilities (5.0%)
4,818	CMS Energy Corporation	64,561
1,770	Edison International, Inc.	59,437
1,748	Exelon Corporation	86,736

	Total Utilities	210,734

	Total Common Stock (cost $3,700,728)	3,984,077

Shares	Short-Term Investments (4.8%)	Value
200,591	Thrivent Money Market Portfolio	200,591
	Total Short-Term Investments (at amortized cost)	200,591

	Total Investments (cost $3,901,319) 99.3%	$4,184,668

	Other Assets and Liabilities, Net 0.7%	28,912

	Total Net Assets 100.0%	$4,213,580

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Partner All Cap Value Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$469,706
Gross unrealized depreciation	(186,357)

Net unrealized appreciation (depreciation)	$283,349

Cost for federal income tax purposes	$3,901,319

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Partner All Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	425,951	425,951	–	–
Consumer Staples	372,199	372,199	–	–
Energy	566,987	566,987	–	–
Financials	850,388	850,388	–	–
Health Care	538,002	538,002	–	–
Industrials	490,981	490,981	–	–
Information Technology	207,885	207,885	–	–
Materials	248,995	248,995	–	–
Telecommunications Services	71,955	71,955	–	–
Utilities	210,734	210,734	–	–
Short-Term Investments	200,591	200,591	–	–

Total	$4,184,668	$4,184,668	$–	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$201,541	$2,291,542	$2,292,492	200,591	$200,591	$577
Total Value and Income Earned	201,541				200,591	577

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Partner All Cap Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (99.2%)	Value
Consumer Discretionary (9.1%)
10,990	BorgWarner, Inc.	$332,557
16,960	Coach, Inc.	558,323
10,710	Darden Restaurants, Inc.	365,532
23,560	DISH Network Corporation[a]	453,766
77,570	Ford Motor Company[a]	559,280
20,030	Home Depot, Inc.	533,599
20,350	Newell Rubbermaid, Inc.	319,292
3,950	Polo Ralph Lauren Corporation	302,649
17,450	Staples, Inc.	405,189
10,540	Target Corporation	492,007
14,590	Tiffany & Company	562,153
21,050	Time Warner, Inc.	605,819

	Total Consumer Discretionary	5,490,166

Consumer Staples (11.2%)
12,210	Alberto-Culver Company	337,973
18,920	Archer-Daniels-Midland Company	552,842
16,740	Avon Products, Inc.	568,490
15,720	Coca-Cola Enterprises, Inc.	336,565
32,730	ConAgra Foods, Inc.	709,586
48,620	CVS Caremark Corporation	1,737,679
13,650	Dr. Pepper Snapple Group, Inc.[a]	392,438
29,950	Kraft Foods, Inc.	786,787
13,120	Molson Coors Brewing Company	638,682
65,450	Sara Lee Corporation	729,113

	Total Consumer Staples	6,790,155

Energy (11.8%)
20,030	Chevron Corporation	1,410,713
10,320	EXCO Resources, Inc.[a]	192,881
24,100	Exxon Mobil Corporation	1,653,501
24,810	Forest Oil Corporation[a]	485,532
12,770	Halliburton Company	346,322
15,500	Newfield Exploration Company[a]	659,680
11,000	Schlumberger, Ltd.	655,600
12,520	Southwestern Energy Company[a]	534,354
8,470	Transocean, Ltd.[a]	724,439
10,530	XTO Energy, Inc.	435,099

	Total Energy	7,098,121

Financials (15.3%)
12,190	ACE, Ltd.[a]	651,677
12,290	Annaly Capital Management, Inc.	222,941
6,870	Bank of America Corporation	116,240
14,986	Bank of New York Mellon Corporation	434,444
190	Berkshire Hathaway, Inc.[a]	631,370
24,570	Charles Schwab Corporation	470,516
2,740	CME Group, Inc.	844,441
4,770	Goldman Sachs Group, Inc.	879,350
15,780	Interactive Brokers Group, Inc.[a]	313,549
29,610	J.P. Morgan Chase & Company	1,297,510
7,930	Lincoln National Corporation	205,466
12,140	MetLife, Inc.	462,170
4,200	PartnerRe, Ltd.	323,148
10,640	People’s United Financial, Inc.	165,558
15,300	PNC Financial Services Group, Inc.	743,427
15,610	SunTrust Banks, Inc.	352,005
40,940	Wells Fargo & Company	1,153,689

	Total Financials	9,267,501

Shares	Common Stock (99.2%)	Value
Health Care (13.0%)
15,950	Aetna, Inc.	$443,888
7,450	Allergan, Inc.	422,862
9,370	Baxter International, Inc.	534,184
10,090	Biogen Idec, Inc.[a]	509,747
6,520	CIGNA Corporation	183,147
1,030	Covance, Inc.[a]	55,775
11,300	Covidien, Ltd.	488,838
3,270	DaVita, Inc.[a]	185,213
5,200	Genzyme Corporation[a]	294,996
6,760	Johnson & Johnson	411,616
42,160	King Pharmaceuticals, Inc.[a]	454,063
7,430	Medco Health Solutions, Inc.[a]	410,953
10,610	PerkinElmer, Inc.	204,136
91,930	Pfizer, Inc.	1,521,442
31,620	Schering-Plough Corporation	893,265
4,690	St. Jude Medical, Inc.[a]	182,957
5,590	Thermo Fisher Scientific, Inc.[a]	244,115
8,300	Wyeth	403,214

	Total Health Care	7,844,411

Industrials (10.2%)
1,830	Bucyrus International, Inc.	65,184
10,230	Caterpillar, Inc.	525,106
17,600	CNH Global NVa,b	300,608
9,140	CSX Corporation	382,600
12,080	Cummins, Inc.	541,305
3,310	Deere & Company	142,065
43,160	Delta Air Lines, Inc.[a]	386,714
8,500	Diana Shipping, Inc.	110,500
10,900	Dryships, Inc.	72,267
21,510	General Electric Company	353,194
3,210	Joy Global, Inc.	157,097
2,640	KBR, Inc.	61,486
4,310	Lockheed Martin Corporation	336,525
3,180	Precision Castparts Corporation	323,947
16,090	Rockwell Automation, Inc.	685,434
31,230	Terex Corporation[a,b]	647,398
19,600	Textron, Inc.	372,008
2,940	Union Pacific Corporation	171,549
6,480	United Technologies Corporation	394,826
12,400	Yingli Green Energy Holding Company, Ltd. ADR[a,b]	154,504

	Total Industrials	6,184,317

Information Technology (18.6%)
9,940	Apple, Inc.[a]	1,842,578
36,890	BMC Software, Inc.[a]	1,384,481
184,450	Brocade Communications[a]	1,449,777
53,570	Dell, Inc.[a]	817,478
30,590	Hewlett-Packard Company	1,444,154
12,400	International Business Machines Corporation	1,483,164
26,600	McAfee, Inc.[a]	1,164,814
37,060	NETAPP, Inc.[a]	988,761
29,340	SanDisk Corporation[a]	636,678

	Total Information Technology	11,211,885

Materials (3.2%)
7,240	Albemarle Corporation	250,504
4,200	Compass Minerals International, Inc.	258,804
5,920	FMC Corporation	333,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Partner All Cap Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (99.2%)	Value
Materials (3.2%) - continued
3,160	Freeport-McMoRan Copper & Gold, Inc.	$216,808
2,450	Monsanto Company	189,630
4,340	Newmont Mining Corporation	191,047
3,730	Nucor Corporation	175,347
4,190	Praxair, Inc.	342,281

	Total Materials	1,957,421

Telecommunications Services (3.0%)
14,860	American Tower Corporation[a]	540,904
12,132	AT&T, Inc.	327,685
12,230	NII Holdings, Inc.[a]	366,655
95,150	Qwest Communications International, Inc.[b]	362,522
6,820	SBA Communications Corporation[a]	184,345

	Total Telecommunications Services	1,782,111

Utilities (3.8%)
14,640	American Electric Power Company, Inc.	453,694
17,240	American Water Works Company, Inc.	343,766
23,950	CMS Energy Corporation	320,930
5,490	FirstEnergy Corporation	251,003
14,980	PPL Corporation	454,493
67,860	RRI Energy, Inc.[a]	484,520

	Total Utilities	2,308,406

	Total Common Stock (cost $55,424,156)	59,934,494

Shares	Collateral Held for Securities Loaned (2.0%)	Value
1,174,960	Thrivent Financial Securities Lending Trust	1,174,960

	Total Collateral Held for Securities Loaned (cost $1,174,960)	1,174,960

Shares	Short-Term Investments (1.0%)	Value
599,810	Thrivent Money Market Portfolio	599,810

	Total Short-Term Investments (at amortized cost)	599,810

	Total Investments (cost $57,198,926) 102.2%	$61,709,264

	Other Assets and Liabilities, Net (2.2%)	(1,299,481)

	Total Net Assets 100.0%	$60,409,783

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$7,076,862
Gross unrealized depreciation	(2,566,524)

Net unrealized appreciation (depreciation)	$4,510,338

Cost for federal income tax purposes	$57,198,926

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Partner All Cap Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	5,490,166	5,490,166	–	–
Consumer Staples	6,790,155	6,790,155	–	–
Energy	7,098,121	7,098,121	–	–
Financials	9,267,501	9,267,501	–	–
Health Care	7,844,411	7,844,411	–	–
Industrials	6,184,317	6,184,317	–	–
Information Technology	11,211,885	11,211,885	–	–
Materials	1,957,421	1,957,421	–	–
Telecommunications Services	1,782,111	1,782,111	–	–
Utilities	2,308,406	2,308,406	–	–
Collateral Held for Securities Loaned	1,174,960	1,174,960	–	–
Short-Term Investments	599,810	599,810	–	–

Total	$61,709,264	$61,709,264	$–	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$71,709	$15,402,883	$14,874,782	599,810	$599,810	$1,934
Thrivent Financial Securities Lending Trust	2,623,789	16,952,984	18,401,813	1,174,960	1,174,960	6,818
Total Value and Income Earned	2,695,498				1,774,770	8,752

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Large Cap Growth Portfolio II

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (98.2%)	Value
Consumer Discretionary (12.7%)
24,100	Abercrombie & Fitch Company	$792,408
56,830	Amazon.com, Inc.[a]	5,305,649
45,269	Apollo Group, Inc.[a]	3,334,967
97,157	Best Buy Company, Inc.	3,645,331
223,525	D.R. Horton, Inc.	2,550,420
295,032	Ford Motor Company[a]	2,127,181
126,334	Home Depot, Inc.	3,365,538
92,045	Kohl’s Corporation[a]	5,251,167
64,454	McGraw-Hill Companies, Inc.	1,620,373
463,184	Melco PBL Entertainment Macau, Ltd. ADR[a,b]	3,223,761
115,547	Staples, Inc.	2,683,001
38,406	Starwood Hotels & Resorts Worldwide, Inc.	1,268,550
46,945	Target Corporation	2,191,393
118,726	Time Warner, Inc.	3,416,934

	Total Consumer Discretionary	40,776,673

Consumer Staples (5.3%)
164,627	CVS Caremark Corporation	5,883,769
110,932	PepsiCo, Inc.	6,507,271
79,271	Procter & Gamble Company	4,591,377

	Total Consumer Staples	16,982,417

Energy (9.9%)
56,599	Devon Energy Corporation	3,810,811
44,812	EOG Resources, Inc.	3,742,250
151,550	Halliburton Company	4,110,036
159,040	Nabors Industries, Ltd.[a]	3,323,936
75,635	Noble Corporation	2,871,104
71,444	Occidental Petroleum Corporation	5,601,210
64,509	Petroleo Brasileiro SA ADR	2,960,963
82,037	Schlumberger, Ltd.	4,889,405
10,203	Southwestern Energy Company[a]	435,464

	Total Energy	31,745,179

Financials (12.9%)
35,485	ACE, Ltd.[a]	1,897,028
136,235	Bank of America Corporation	2,305,096
451,441	Citigroup, Inc.	2,184,975
52,960	Goldman Sachs Group, Inc.	9,763,176
34,063	IntercontinentalExchange, Inc.[a]	3,310,583
170,877	J.P. Morgan Chase & Company	7,487,830
39,710	Prudential Financial, Inc.	1,981,926
59,678	State Street Corporation	3,139,063
54,375	T. Rowe Price Group, Inc.	2,484,938
195,742	TD Ameritrade Holding Corporation[a]	3,840,458
101,085	Wells Fargo & Company	2,848,575

	Total Financials	41,243,648

Health Care (13.9%)
21,756	Alcon, Inc.	3,016,905
57,307	Allergan, Inc.	3,252,745
101,592	Baxter International, Inc.	5,791,760
95,156	Boston Scientific Corporation[a]	1,007,702
88,365	Celgene Corporation[a]	4,939,603
128,034	Covidien, Ltd.	5,538,751
129,975	Gilead Sciences, Inc.[a]	6,054,235
71,417	Medco Health Solutions, Inc.[a]	3,950,074
186,102	Pfizer, Inc.	3,079,988
84,883	Thermo Fisher Scientific, Inc.[a]	3,706,841

Shares	Common Stock (98.2%)	Value
Health Care (13.9%) - continued
68,120	UnitedHealth Group, Inc.	$1,705,725
64,482	Vertex Pharmaceuticals, Inc.[a]	2,443,868

	Total Health Care	44,488,197

Industrials (8.6%)
52,191	Danaher Corporation	3,513,498
557,612	Delta Air Lines, Inc.[a]	4,996,204
91,626	Diana Shipping, Inc.	1,191,138
49,740	Dover Corporation	1,927,922
37,534	Fluor Corporation	1,908,604
74,225	Honeywell International, Inc.	2,757,459
57,620	Raytheon Company	2,764,031
87,508	Union Pacific Corporation	5,106,092
56,022	United Technologies Corporation	3,413,420

	Total Industrials	27,578,368

Information Technology (29.1%)
60,433	Altera Corporation	1,239,481
71,616	Apple, Inc.[a]	13,275,458
64,526	Broadcom Corporation[a]	1,980,303
405,116	Cisco Systems, Inc.[a]	9,536,431
126,098	Corning, Inc.	1,930,560
23,053	Google, Inc.[a]	11,430,830
368,361	Intel Corporation	7,208,825
47,319	International Business Machines Corporation	5,659,825
71,692	Marvell Technology Group, Ltd.[a]	1,160,693
147,528	Maxim Integrated Products, Inc.	2,676,158
100,300	ON Semiconductor Corporation[a]	827,475
139,827	Oracle Corporation	2,913,995
193,408	QUALCOMM, Inc.	8,699,492
41,232	Research in Motion, Ltd.[a]	2,785,222
54,968	STEC, Inc.[a,b]	1,615,509
208,103	Symantec Corporation[a]	3,427,456
47,996	Tyco Electronics, Ltd.	1,069,351
112,051	Visa, Inc.	7,743,845
136,971	Western Union Company	2,591,491
72,453	Xilinx, Inc.	1,696,849
197,839	Yahoo!, Inc.[a]	3,523,513

	Total Information Technology	92,992,762

Materials (3.5%)
36,638	Air Products and Chemicals, Inc.	2,842,376
44,811	ArcelorMittal[b]	1,664,281
60,651	Barrick Gold Corporation	2,298,673
48,858	Freeport-McMoRan Copper & Gold, Inc.	3,352,148
12,408	RTI International Metals, Inc.[a]	309,083
24,472	Terra Industries, Inc.	848,444

	Total Materials	11,315,005

Telecommunications Services (2.3%)
264,807	Alcatel-Lucent ADR[a]	1,188,983
118,665	American Tower Corporation[a]	4,319,406
466,453	Qwest Communications International, Inc.[b]	1,777,186

	Total Telecommunications Services	7,285,575

	Total Common Stock (cost $255,140,297)	314,407,824

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Large Cap Growth Portfolio II

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Collateral Held for Securities Loaned (2.1%)	Value
6,710,995	Thrivent Financial Securities Lending Trust	$6,710,995
	Total Collateral Held for Securities Loaned (cost $6,710,995)	6,710,995

Shares	Short-Term Investments (1.9%)	Value
6,089,764	Thrivent Money Market Portfolio	6,089,764

	Total Short-Term Investments (at amortized cost)	6,089,764

	Total Investments (cost $267,941,056) 102.2%	$327,208,583

	Other Assets and Liabilities, Net (2.2%)	(6,961,086)

	Total Net Assets 100.0%	$320,247,497

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$60,507,990
Gross unrealized depreciation	(1,240,463)

Net unrealized appreciation (depreciation)	$59,267,527

Cost for federal income tax purposes	$267,941,056

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Large Cap Growth Portfolio II’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	40,776,673	40,776,673	–	–
Consumer Staples	16,982,417	16,982,417	–	–
Energy	31,745,179	31,745,179	–	–
Financials	41,243,648	41,243,648	–	–
Health Care	44,488,197	44,488,197	–	–
Industrials	27,578,368	27,578,368	–	–
Information Technology	92,992,762	92,992,762	–	–
Materials	11,315,005	11,315,005	–	–
Telecommunications Services	7,285,575	7,285,575	–	–
Collateral Held for Securities Loaned	6,710,995	6,710,995	–	–
Short-Term Investments	6,089,764	6,089,764	–	–

Total	$327,208,583	$327,208,583	$–	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio II , is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$9,917,185	$79,170,963	$82,998,384	6,089,764	$6,089,764	$32,660
Thrivent Financial Securities Lending Trust	211,680	119,412,058	112,912,743	6,710,995	6,710,995	37,778
Total Value and Income Earned	10,128,865				12,800,759	70,438

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (99.1%)	Value
Consumer Discretionary (13.1%)
53,400	Abercrombie & Fitch Company	$1,755,792
146,450	Amazon.com, Inc.[a]	13,672,572
91,162	Apollo Group, Inc.[a]	6,715,905
264,700	Best Buy Company, Inc.	9,931,544
502,000	D.R. Horton, Inc.	5,727,820
36,300	DreamWorks Animation SKG, Inc.[a]	1,291,191
721,600	Ford Motor Company[a]	5,202,736
88,500	Fortune Brands, Inc.	3,803,730
107,000	GameStop Corporation[a]	2,832,290
118,900	Goodyear Tire & Rubber Company[a]	2,024,867
357,700	Home Depot, Inc.	9,529,128
263,100	Kohl’s Corporation[a]	15,009,855
110,700	McDonald’s Corporation	6,317,649
150,800	McGraw-Hill Companies, Inc.	3,791,112
1,225,117	Melco PBL Entertainment Macau, Ltd. ADR[a,b]	8,526,814
215,500	MGM MIRAGE[a]	2,594,620
121,800	Nordstrom, Inc.[b]	3,719,772
340,300	Staples, Inc.	7,901,766
127,443	Starwood Hotels & Resorts Worldwide, Inc.	4,209,442
123,100	Target Corporation	5,746,308
318,700	Time Warner, Inc.	9,172,186

	Total Consumer Discretionary	129,477,099

Consumer Staples (6.0%)
86,500	Costco Wholesale Corporation	4,883,790
462,100	CVS Caremark Corporation	16,515,454
306,100	PepsiCo, Inc.	17,955,826
109,300	Philip Morris International, Inc.	5,327,282
248,000	Procter & Gamble Company	14,364,160

	Total Consumer Staples	59,046,512

Energy (9.7%)
146,600	Devon Energy Corporation	9,870,578
133,900	EOG Resources, Inc.	11,181,989
440,700	Halliburton Company	11,951,784
116,200	Hess Corporation	6,212,052
280,800	Nabors Industries, Ltd.[a]	5,868,720
81,400	National Oilwell Varco, Inc.[a]	3,510,782
268,500	Noble Corporation	10,192,260
205,500	Occidental Petroleum Corporation	16,111,200
179,850	Petroleo Brasileiro SA ADR	8,255,115
196,400	Schlumberger, Ltd.	11,705,440
31,500	Southwestern Energy Company[a]	1,344,420

	Total Energy	96,204,340

Financials (12.6%)
89,900	ACE, Ltd.[a]	4,806,054
103,300	American Express Company	3,501,870
385,250	Bank of America Corporation	6,518,430
1,224,700	Citigroup, Inc.	5,927,548
165,000	Goldman Sachs Group, Inc.	30,417,750
86,800	IntercontinentalExchange, Inc.[a]	8,436,092
473,850	J.P. Morgan Chase & Company	20,764,107
104,900	Lazard, Ltd.	4,333,419
95,300	NYSE Euronext	2,753,217
103,700	Prudential Financial, Inc.	5,175,667
399,200	Regions Financial Corporation	2,479,032
158,700	State Street Corporation	8,347,620

Shares	Common Stock (99.1%)	Value
Financials (12.6%) - continued
117,700	T. Rowe Price Group, Inc.	$5,378,890
461,700	TD Ameritrade Holding Corporation[a]	9,058,554
239,900	Wells Fargo & Company	6,760,382

	Total Financials	124,658,632

Health Care (14.3%)
195,400	Abbott Laboratories	9,666,438
51,875	Alcon, Inc.	7,193,506
149,000	Allergan, Inc.	8,457,240
263,496	Baxter International, Inc.	15,021,907
289,600	Boston Scientific Corporation[a]	3,066,864
230,750	Celgene Corporation[a]	12,898,925
278,200	Covidien, Ltd.	12,034,932
390,250	Gilead Sciences, Inc.[a]	18,177,845
228,391	Medco Health Solutions, Inc.[a]	12,632,306
595,800	Pfizer, Inc.	9,860,490
99,835	St. Jude Medical, Inc.[a]	3,894,564
133,650	Teva Pharmaceutical Industries, Ltd. ADR	6,757,344
214,158	Thermo Fisher Scientific, Inc.[a]	9,352,280
203,900	UnitedHealth Group, Inc.	5,105,656
175,800	Vertex Pharmaceuticals, Inc.[a]	6,662,820

	Total Health Care	140,783,117

Industrials (10.0%)
65,800	Cooper Industries plc	2,472,106
130,100	CSX Corporation	5,445,986
80,000	Cummins, Inc.	3,584,800
162,750	Danaher Corporation	10,956,330
1,616,415	Delta Air Lines, Inc.[a]	14,483,078
279,500	Diana Shipping, Inc.[b]	3,633,500
76,400	Dover Corporation	2,961,264
75,700	FedEx Corporation	5,694,154
115,200	Fluor Corporation	5,857,920
225,600	Honeywell International, Inc.	8,381,040
178,600	Knight Transportation, Inc.	2,996,908
44,600	Lockheed Martin Corporation	3,482,368
168,900	Raytheon Company	8,102,133
190,200	Union Pacific Corporation	11,098,170
159,700	United Technologies Corporation	9,730,521

	Total Industrials	98,880,278

Information Technology (27.8%)
192,800	Altera Corporation	3,954,328
223,700	Apple, Inc.[a]	41,467,269
181,700	Broadcom Corporation[a]	5,576,373
1,219,150	Cisco Systems, Inc.[a]	28,698,791
392,193	Corning, Inc.	6,004,475
343,200	EMC Corporation[a]	5,848,128
72,352	Google, Inc.[a]	35,875,739
924,800	Intel Corporation	18,098,336
139,550	International Business Machines Corporation	16,691,575
223,250	Marvell Technology Group, Ltd.[a]	3,614,417
398,800	Maxim Integrated Products, Inc.	7,234,232
219,700	ON Semiconductor Corporation[a]	1,812,525
436,500	Oracle Corporation	9,096,660
607,644	QUALCOMM, Inc.	27,331,827
128,961	Research in Motion, Ltd.[a]	8,711,316
101,900	STEC, Inc.[a,b]	2,994,841
371,950	Symantec Corporation[a]	6,126,017
135,100	Tyco Electronics, Ltd.	3,010,028
267,800	Visa, Inc.	18,507,658

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (99.1%)	Value
Information Technology (27.8%) - continued
404,300	Western Union Company	$7,649,356
231,100	Xilinx, Inc.	5,412,362
593,600	Yahoo!, Inc.[a]	10,572,016

	Total Information Technology	274,288,269

Materials (3.4%)
85,400	Air Products and Chemicals, Inc.	6,625,332
125,800	ArcelorMittal[b]	4,672,212
147,000	Barrick Gold Corporation	5,571,300
137,400	Freeport-McMoRan Copper & Gold, Inc.	9,427,014
125,000	Packaging Corporation of America	2,550,000
41,900	Rock-Tenn Company	1,973,909
38,900	RTI International Metals, Inc.[a]	968,999
59,300	Terra Industries, Inc.	2,055,931

	Total Materials	33,844,697

Telecommunications Services (2.2%)
841,100	Alcatel-Lucent ADR[a]	3,776,539
264,300	American Tower Corporation[a]	9,620,520
113,500	Crown Castle International Corporation[a]	3,559,360
1,282,150	Qwest Communications International, Inc.[b]	4,884,992

	Total Telecommunications Services	21,841,411

	Total Common Stock (cost $849,019,681)	979,024,355

Shares	Collateral Held for Securities Loaned (1.5%)	Value
14,976,025	Thrivent Financial Securities Lending Trust	14,976,025

	Total Collateral Held for Securities Loaned (cost $14,976,025)	14,976,025

Shares or Principal Amount	Short-Term Investments (0.9%)[c]	Value
7,260,000	Ranger Funding Company, LLC 0.090%, 10/1/2009	7,260,000
1,658,225	Thrivent Money Market Portfolio	1,658,225

	Total Short-Term Investments (at amortized cost)	8,918,225

	Total Investments (cost $872,913,931) 101.5%	$1,002,918,605

	Other Assets and Liabilities, Net (1.5%)	(15,245,101)

	Total Net Assets 100.0%	$987,673,504

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$154,423,535
Gross unrealized depreciation	(24,418,861)

Net unrealized appreciation (depreciation)	$130,004,674

Cost for federal income tax purposes	$872,913,931

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	129,477,099	129,477,099	–	–
Consumer Staples	59,046,512	59,046,512	–	–
Energy	96,204,340	96,204,340	–	–
Financials	124,658,632	124,658,632	–	–
Health Care	140,783,117	140,783,117	–	–
Industrials	98,880,278	98,880,278	–	–
Information Technology	274,288,269	274,288,269	–	–
Materials	33,844,697	33,844,697	–	–
Telecommunications Services	21,841,411	21,841,411	–	–
Collateral Held for Securities Loaned	14,976,025	14,976,025	–	–
Short-Term Investments	8,918,225	1,658,225	7,260,000	–

Total	$1,002,918,605	$995,658,605	$7,260,000	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$9,280,189	$37,326,894	$44,948,858	1,658,225	$1,658,225	$28,067
Thrivent Financial Securities Lending Trust	23,002,052	363,571,879	371,597,906	14,976,025	14,976,025	141,787
Total Value and Income Earned	32,282,241				16,634,250	169,854

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Partner Growth Stock Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (99.8%)	Value
Consumer Discretionary (14.1%)
25,900	Amazon.com, Inc.[a]	$2,418,024
4,400	Apollo Group, Inc.[a]	324,148
5,000	AutoZone, Inc.[a]	731,100
5,800	CarMax, Inc.[a]	121,220
4,400	Carnival Corporation	146,432
3,900	Dollar Tree, Inc.[a]	189,852
18,609	Expedia, Inc.[a]	445,686
4,800	Kohl’s Corporation[a]	273,840
19,200	Lowe’s Companies, Inc.	402,048
12,089	Marriott International, Inc.[b]	333,535
23,900	McGraw-Hill Companies, Inc.	600,846
11,100	MGM MIRAGE[a]	133,644
7,800	NIKE, Inc.	504,660
6,200	O’Reilly Automotive, Inc.[a]	224,068
1,700	Priceline.com, Inc.[a]	281,894
23,500	Starbucks Corporation[a]	485,275
9,500	Walt Disney Company	260,870
58,800	Wynn Macau, Ltd.[c]	76,477
9,000	Yum! Brands, Inc.	303,840

	Total Consumer Discretionary	8,257,459

Consumer Staples (6.5%)
8,300	Costco Wholesale Corporation	468,618
15,237	CVS Caremark Corporation	544,570
8,563	Nestle SA	365,560
15,700	PepsiCo, Inc.	920,962
15,437	Procter & Gamble Company	894,111
12,200	Wal-Mart Stores, Inc.	598,898

	Total Consumer Staples	3,792,719

Energy (6.9%)
10,500	Cameron International Corporation[a]	397,110
4,700	EOG Resources, Inc.	392,497
7,700	Exxon Mobil Corporation	528,297
4,700	Murphy Oil Corporation	270,579
19,700	Petroleo Brasileiro SA ADR	774,407
16,600	Schlumberger, Ltd.	989,360
11,400	Smith International, Inc.	327,180
11,100	Suncor Energy, Inc.	383,616

	Total Energy	4,063,046

Financials (13.0%)
14,200	American Express Company	481,380
34,500	Bank of America Corporation	583,740
1,000	BlackRock, Inc.	216,820
19,600	Charles Schwab Corporation	375,340
43,600	Companhia Brasileira de Meios de Pagamento	431,915
3,100	Franklin Resources, Inc.	311,860
3,800	Goldman Sachs Group, Inc.	700,530
3,500	IntercontinentalExchange, Inc.[a]	340,165
25,900	Invesco, Ltd.	589,484
21,700	J.P. Morgan Chase & Company	950,894
12,800	Morgan Stanley	395,264
7,100	Northern Trust Corporation	412,936
7,100	PNC Financial Services Group, Inc.	344,989
14,700	State Street Corporation	773,220
13,500	U.S. Bancorp	295,110
16,500	Wells Fargo & Company	464,970

	Total Financials	7,668,617

Shares	Common Stock (99.8%)	Value
Health Care (14.6%)
13,200	Allergan, Inc.	$749,232
5,800	Celgene Corporation[a]	324,220
4,100	Covidien, Ltd.	177,366
21,100	Elan Corporation plc ADR[a]	150,021
14,600	Express Scripts, Inc.[a]	1,132,668
24,900	Gilead Sciences, Inc.[a]	1,159,842
2,900	Illumina, Inc.[a]	123,250
2,300	Intuitive Surgical, Inc.[a]	603,175
10,200	McKesson Corporation	607,410
35,400	Medco Health Solutions, Inc.[a]	1,957,974
3,107	Novo Nordisk AS	195,410
7,800	St. Jude Medical, Inc.[a]	304,278
6,700	Stryker Corporation	304,381
7,400	Teva Pharmaceutical Industries, Ltd. ADR	374,144
9,300	WellPoint, Inc.[a]	440,448

	Total Health Care	8,603,819

Industrials (8.4%)
4,300	3M Company	317,340
26,600	Danaher Corporation	1,790,712
4,700	Deere & Company	201,724
11,100	Expeditors International of Washington, Inc.	390,165
1,600	Fastenal Company[b]	61,920
3,400	Lockheed Martin Corporation	265,472
6,700	McDermott International, Inc.[a]	169,309
9,300	PACCAR, Inc.	350,703
4,600	Precision Castparts Corporation	468,602
3,700	Quanta Services, Inc.[a]	81,881
12,400	Republic Services, Inc.	329,468
1,900	Union Pacific Corporation	110,865
6,800	United Parcel Service, Inc.	383,996

	Total Industrials	4,922,157

Information Technology (29.2%)
14,800	Accenture plc	551,596
18,400	Apple, Inc.[a]	3,410,808
14,600	Autodesk, Inc.[a]	347,480
9,100	Automatic Data Processing, Inc.	357,630
10,000	Broadcom Corporation[a]	306,900
33,000	Cisco Systems, Inc.[a]	776,820
10,800	Dolby Laboratories, Inc.[a]	412,452
5,250	Google, Inc.[a]	2,603,212
13,900	Intel Corporation	272,023
18,800	Juniper Networks, Inc.[a]	507,976
37,500	Marvell Technology Group, Ltd.[a]	607,125
3,150	MasterCard, Inc.	636,773
14,700	McAfee, Inc.[a]	643,713
39,575	Microsoft Corporation	1,024,597
27,700	QUALCOMM, Inc.	1,245,946
5,200	Salesforce.com, Inc.[a]	296,036
296	Samsung Electronics Company, Ltd.	204,355
36,800	Tencent Holdings, Ltd.	597,254
41,000	Toshiba Corporation[a]	214,604
19,700	Visa, Inc.	1,361,467
41,100	Western Union Company	777,612

	Total Information Technology	17,156,379

Materials (3.1%)
800	Agnico-Eagle Mines, Ltd.	54,280
14,284	BHP Billiton, Ltd.	471,106

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Partner Growth Stock Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (99.8%)	Value
Materials (3.1%) - continued
6,300	Monsanto Company	$487,620
9,800	Praxair, Inc.	800,562

	Total Materials	1,813,568

Telecommunications Services (4.0%)
25,000	American Tower Corporation[a]	910,000
38,400	Crown Castle International Corporation[a]	1,204,224
6,200	Leap Wireless International, Inc.[a]	121,210
15,300	MetroPCS Communications, Inc.[a]	143,208

	Total Telecommunications Services	2,378,642

	Total Common Stock (cost $46,908,551)	58,656,406

Shares	Collateral Held for Securities Loaned (0.6%)	Value
351,900	Thrivent Financial Securities Lending Trust	351,900

	Total Collateral Held for Securities Loaned (cost $351,900)	351,900

Shares	Short-Term Investments (0.4%)	Value
241,426	Thrivent Money Market Portfolio	241,426

	Total Short-Term Investments (at amortized cost)	241,426

	Total Investments (cost $47,501,877) 100.8%	$59,249,732

	Other Assets and Liabilities, Net (0.8%)	(477,394)

	Total Net Assets 100.0%	$58,772,338

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes investments purchased on a when-issued or delayed delivery basis.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$14,063,347
Gross unrealized depreciation	(2,315,492)

Net unrealized appreciation (depreciation)	$11,747,855

Cost for federal income tax purposes	$47,501,877

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	8,257,459	8,180,982	–	76,477
Consumer Staples	3,792,719	3,427,159	365,560	–
Energy	4,063,046	4,063,046	–	–
Financials	7,668,617	7,236,702	431,915	–
Health Care	8,603,819	8,408,409	195,410	–
Industrials	4,922,157	4,922,157	–	–
Information Technology	17,156,379	16,140,166	1,016,213	–
Materials	1,813,568	1,342,462	471,106	–
Telecommunications Services	2,378,642	2,378,642	–	–
Collateral Held for Securities Loaned	351,900	351,900	–	–
Short-Term Investments	241,426	241,426	–	–

Total	$59,249,732	$56,693,051	$2,480,204	$76,477

Other Financial Instruments*	$149	$149	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Partner Growth Stock Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Growth Stock Portfolio.

Investments in Securities	Value December 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers in and/or (Out of) Level 3	Value September 30, 2009
Common Stock Consumer Discretionary	–	–	–	(772)	77,249	–	76,477

Total	$–	$–	$–	($772)	$77,249	$–	$76,477

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Hong Kong Dollar	598,684	10/9/2009	$77,248	$77,248	$–
Japanese Yen	2,435,381	10/1/2009	26,982	27,131	149
Total Foreign Currency
Forward Contracts Purchases			$104,230	$104,379	$149
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					$149

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$1,223,771	$9,335,348	$10,317,693	241,426	$241,426	$3,964
Thrivent Financial Securities Lending Trust	779,005	11,009,146	11,436,251	351,900	351,900	3,446
Total Value and Income Earned	2,002,776				593,326	7,410

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Large Cap Value Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (96.0%)	Value
Consumer Discretionary (12.3%)
210,400	Brinker International, Inc.	$3,309,592
125,130	Carnival Corporation	4,164,326
206,140	Fortune Brands, Inc.	8,859,897
105,310	Genuine Parts Company	4,008,099
282,570	Harman International Industries, Inc.	9,573,472
453,400	Home Depot, Inc.	12,078,576
203,690	International Game Technology	4,375,261
70,300	Jarden Corporation	1,973,321
429,090	Macy’s, Inc	7,848,056
67,970	Sherwin-Williams Company	4,089,075
113,230	Tiffany & Company	4,362,752
630,100	Time Warner, Inc.	18,134,278
227,840	Toll Brothers, Inc.[a]	4,451,994
242,570	Walt Disney Company	6,660,972
60,340	Whirlpool Corporation	4,221,386
239,646	Winnebago Industries, Inc.[a,b]	3,525,193

	Total Consumer Discretionary	101,636,250

Consumer Staples (7.8%)
336,320	Altria Group, Inc.	5,989,859
186,900	CVS Caremark Corporation	6,679,806
233,890	General Mills, Inc.	15,057,838
142,380	Kimberly-Clark Corporation	8,397,573
398,530	Kraft Foods, Inc.	10,469,383
173,570	Philip Morris International, Inc.	8,459,802
715,630	Tyson Foods, Inc.	9,038,407

	Total Consumer Staples	64,092,668

Energy (13.7%)
73,130	Anadarko Petroleum Corporation	4,587,445
107,970	Apache Corporation	9,914,885
213,346	Chevron Corporation	15,025,959
333,978	ConocoPhillips	15,082,446
120,150	Devon Energy Corporation	8,089,700
81,430	EOG Resources, Inc.	6,800,219
177,049	Exxon Mobil Corporation	12,147,332
231,350	Halliburton Company	6,274,212
655,100	Nabors Industries, Ltd.[a]	13,691,590
139,560	Occidental Petroleum Corporation	10,941,504
77,400	Total SA ADR	4,586,724
147,670	XTO Energy, Inc.	6,101,724

	Total Energy	113,243,740

Financials (21.1%)
100,190	ACE, Ltd.[a]	5,356,157
264,360	Allstate Corporation	8,094,703
461,780	Ameriprise Financial, Inc.	16,776,467
931,430	Bank of America Corporation	15,759,796
149,630	Comerica, Inc.	4,439,522
32,340	Everest Re Group, Ltd.	2,836,218
414,900	Fifth Third Bancorp	4,202,937
45,410	Goldman Sachs Group, Inc.	8,371,333
40,595	Hartford Financial Services Group, Inc.	1,075,768
823,012	J.P. Morgan Chase & Company	36,064,386
130,640	MetLife, Inc.	4,973,465
184,960	Morgan Stanley	5,711,565
144,860	PNC Financial Services Group, Inc.	7,038,747
118,090	Principal Financial Group, Inc.	3,234,485
207,700	State Street Corporation	10,925,020

Shares	Common Stock (96.0%)	Value
Financials (21.1%) - continued
194,570	SVB Financial Group[a,b]	$8,419,044
265,250	Travelers Companies, Inc.	13,058,258
656,317	Wells Fargo & Company	18,495,013

	Total Financials	174,832,884

Health Care (13.1%)
36,960	Alcon, Inc.	5,125,243
2,121,770	Boston Scientific Corporation[a]	22,469,544
194,930	Covidien, Ltd.	8,432,672
94,610	Hospira, Inc.[a]	4,219,606
142,050	Johnson & Johnson	8,649,425
338,880	Medtronic, Inc.	12,470,784
2,382,140	Pfizer, Inc.	39,424,417
304,930	UnitedHealth Group, Inc.	7,635,447

	Total Health Care	108,427,138

Industrials (8.6%)
123,160	3M Company	9,089,208
74,870	Caterpillar, Inc.	3,843,077
97,540	CSX Corporation	4,083,024
130,400	Eaton Corporation	7,379,336
129,090	FedEx Corporation	9,710,150
68,850	General Dynamics Corporation	4,447,710
490,350	General Electric Company	8,051,547
206,260	Honeywell International, Inc.	7,662,559
161,880	Ingersoll-Rand plc	4,964,860
105,840	Navistar International Corporation[a]	3,960,533
133,120	United Technologies Corporation	8,111,001

	Total Industrials	71,303,005

Information Technology (8.5%)
175,920	Avnet, Inc.[a]	4,568,643
67,910	F5 Networks, Inc.[a]	2,691,273
158,040	International Business Machines Corporation	18,903,164
175,240	Lam Research Corporation[a]	5,986,198
163,020	Nokia Oyj ADR	2,383,353
537,230	Oracle Corporation	11,195,873
1,446,800	Teradyne, Inc.[a,b]	13,382,900
313,410	Texas Instruments, Inc.	7,424,683
186,760	Tyco Electronics, Ltd.	4,161,013

	Total Information Technology	70,697,100

Materials (4.5%)
137,090	E.I. du Pont de Nemours and Company	4,406,073
426,150	International Paper Company	9,473,314
159,760	PPG Industries, Inc.	9,299,630
105,840	Praxair, Inc.	8,646,070
265,250	Sealed Air Corporation	5,206,857

	Total Materials	37,031,944

Telecommunications Services (3.5%)
602,693	AT&T, Inc.	16,278,738
406,245	Verizon Communications, Inc.	12,297,036

	Total Telecommunications Services	28,575,774

Utilities (2.9%)
90,760	Entergy Corporation	7,248,093
160,390	FirstEnergy Corporation	7,333,031
100,080	FPL Group, Inc.	5,527,418

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Large Cap Value Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (96.0%)	Value
Utilities (2.9%) - continued
184,040	Xcel Energy, Inc.	$3,540,930

	Total Utilities	23,649,472

	Total Common Stock (cost $721,998,051)	793,489,975

Shares	Collateral Held for Securities Loaned (0.8%)	Value
6,706,527	Thrivent Financial Securities Lending Trust	6,706,527

	Total Collateral Held for Securities Loaned (cost $6,706,527)	6,706,527

Shares or Principal Amount	Short-Term Investments (5.3%)[c]	Value
	Barclays Bank plc Repurchase Agreement
18,380,000	0.020%, 10/1/2009[d]	18,380,000
	Federal Home Loan Mortgage Corporation Discount Notes
10,200,000	0.130%, 10/26/2009	10,199,079
	Federal National Mortgage Association Discount Notes
10,000,000	0.080%, 10/15/2009	9,999,689
5,400,000	0.050%, 10/19/2009	5,399,865
457	Thrivent Money Market Portfolio	457

	Total Short-Term Investments (at amortized cost)	43,979,090

	Total Investments (cost $772,683,668) 102.1%	$844,175,592

	Other Assets and Liabilities, Net (2.1%)	(17,729,366)

	Total Net Assets 100.0%	$826,446,226

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	Repurchase agreement dated September 30, 2009, $18,380,010 maturing October 1, 2009, collateralized by $18,747,618 U.S. Treasury Inflation Indexed Bonds, 1.625% due January 15, 2015.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$107,246,788
Gross unrealized depreciation	(35,754,864)

Net unrealized appreciation (depreciation)	$71,491,924

Cost for federal income tax purposes	$772,683,668

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	101,636,250	101,636,250	–	–
Consumer Staples	64,092,668	64,092,668	–	–
Energy	113,243,740	113,243,740	–	–
Financials	174,832,884	174,832,884	–	–
Health Care	108,427,138	108,427,138	–	–
Industrials	71,303,005	71,303,005	–	–
Information Technology	70,697,100	70,697,100	–	–
Materials	37,031,944	37,031,944	–	–
Telecommunications Services	28,575,774	28,575,774	–	–
Utilities	23,649,472	23,649,472	–	–
Collateral Held for Securities Loaned	6,706,527	6,706,527	–	–
Short-Term Investments	43,979,090	457	43,978,633	–

Total	$844,175,592	$800,196,959	$43,978,633	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Large Cap Value Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$16,598,217	$43,800,259	$60,398,019	457	$457	$26,460
Thrivent Financial Securities Lending Trust	11,994,350	250,396,800	255,684,623	6,706,527	6,706,527	114,311
Total Value and Income Earned	28,592,567				6,706,984	140,771

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Large Cap Stock Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (84.2%)	Value
Consumer Discretionary (11.1%)
18,400	Abercrombie & Fitch Company	$604,992
43,900	Amazon.com, Inc.[a,b]	4,098,504
34,752	Apollo Group, Inc.[a]	2,560,180
74,600	Best Buy Company, Inc.	2,798,992
68,260	Brinker International, Inc.	1,073,730
39,060	Carnival Corporation	1,299,917
172,250	D.R. Horton, Inc.	1,965,373
226,500	Ford Motor Company[a]	1,633,065
67,090	Fortune Brands, Inc.	2,883,528
32,990	Genuine Parts Company	1,255,599
181,030	Harman International Industries, Inc.	6,133,296
239,300	Home Depot, Inc.	6,374,952
63,840	International Game Technology	1,371,283
21,900	Jarden Corporation	614,733
70,650	Kohl’s Corporation[a]	4,030,583
139,320	Macy’s, Inc[c]	2,548,163
49,500	McGraw-Hill Companies, Inc.	1,244,430
355,400	Melco PBL Entertainment Macau, Ltd. ADR[a,c]	2,473,584
21,980	Sherwin-Williams Company	1,322,317
88,700	Staples, Inc.	2,059,614
29,682	Starwood Hotels & Resorts Worldwide, Inc.	980,396
36,000	Target Corporation	1,680,480
35,280	Tiffany & Company	1,359,338
296,036	Time Warner, Inc.	8,519,916
76,600	Toll Brothers, Inc.[a]	1,496,764
18,820	Whirlpool Corporation[c]	1,316,647
78,224	Winnebago Industries, Inc.[a,c]	1,150,675

	Total Consumer Discretionary	64,851,051

Consumer Staples (5.9%)
120,781	Altria Group, Inc.	2,151,110
186,770	CVS Caremark Corporation	6,675,160
73,007	General Mills, Inc.	4,700,191
47,840	Kimberly-Clark Corporation	2,821,603
135,620	Kraft Foods, Inc.	3,562,737
84,950	PepsiCo, Inc.	4,983,167
56,311	Philip Morris International, Inc.	2,744,598
61,100	Procter & Gamble Company	3,538,912
232,930	Tyson Foods, Inc.	2,941,906

	Total Consumer Staples	34,119,384

Energy (10.4%)
22,870	Anadarko Petroleum Corporation	1,434,635
32,350	Apache Corporation[b]	2,970,701
69,370	Chevron Corporation	4,885,729
104,170	ConocoPhillips	4,704,317
79,650	Devon Energy Corporation	5,362,834
61,410	EOG Resources, Inc.	5,128,349
53,047	Exxon Mobil Corporation	3,639,555
194,900	Halliburton Company	5,285,688
326,920	Nabors Industries, Ltd.[a]	6,832,628
58,500	Noble Corporation	2,220,660
101,970	Occidental Petroleum Corporation	7,994,448
49,750	Petroleo Brasileiro SA ADR	2,283,525
62,700	Schlumberger, Ltd.	3,736,920
7,800	Southwestern Energy Company[a]	332,904
24,989	Total SA ADR	1,480,848

Shares	Common Stock (84.2%)	Value
Energy (10.4%) - continued
49,180	XTO Energy, Inc.	$2,032,118

	Total Energy	60,325,859

Financials (15.1%)
59,810	ACE, Ltd.[a]	3,197,443
82,400	Allstate Corporation	2,523,088
154,830	Ameriprise Financial, Inc.	5,624,974
398,270	Bank of America Corporation	6,738,728
346,700	Citigroup, Inc.	1,678,028
46,860	Comerica, Inc.	1,390,336
129,360	Fifth Third Bancorp	1,310,417
54,800	Goldman Sachs Group, Inc.	10,102,380
25,900	IntercontinentalExchange, Inc.[a]	2,517,221
412,097	J.P. Morgan Chase & Company	18,058,091
42,350	MetLife, Inc.	1,612,264
76,990	Morgan Stanley	2,377,451
45,610	PNC Financial Services Group, Inc.	2,216,190
39,724	Principal Financial Group, Inc.	1,088,040
30,600	Prudential Financial, Inc.	1,527,246
113,850	State Street Corporation	5,988,510
60,770	SVB Financial Group[a,c]	2,629,518
41,900	T. Rowe Price Group, Inc.	1,914,830
150,900	TD Ameritrade Holding Corporation[a]	2,960,658
86,226	Travelers Companies, Inc.	4,244,906
292,144	Wells Fargo & Company	8,232,618

	Total Financials	87,932,937

Health Care (11.3%)
28,302	Alcon, Inc.	3,924,638
44,150	Allergan, Inc.	2,505,954
77,400	Baxter International, Inc.	4,412,574
740,400	Boston Scientific Corporation[a]	7,840,836
67,800	Celgene Corporation[a]	3,790,020
159,140	Covidien, Ltd.	6,884,396
100,190	Gilead Sciences, Inc.[a]	4,666,850
29,530	Hospira, Inc.[a]	1,317,038
55,182	Medco Health Solutions, Inc.[a]	3,052,117
106,550	Medtronic, Inc.	3,921,040
893,475	Pfizer, Inc.	14,787,011
65,200	Thermo Fisher Scientific, Inc.[a]	2,847,284
148,470	UnitedHealth Group, Inc.	3,717,689
50,250	Vertex Pharmaceuticals, Inc.[a]	1,904,475

	Total Health Care	65,571,922

Industrials (7.6%)
39,950	3M Company	2,948,310
25,510	Caterpillar, Inc.	1,309,428
30,670	CSX Corporation	1,283,846
40,382	Danaher Corporation	2,718,516
428,649	Delta Air Lines, Inc.[a]	3,840,695
70,750	Diana Shipping, Inc.	919,750
38,200	Dover Corporation	1,480,632
44,030	Eaton Corporation	2,491,658
42,350	FedEx Corporation	3,185,567
29,000	Fluor Corporation	1,474,650
21,500	General Dynamics Corporation	1,388,900
152,810	General Electric Company	2,509,140
121,820	Honeywell International, Inc.	4,525,613
52,650	Ingersoll-Rand plc	1,614,776
35,590	Navistar International Corporation[a]	1,331,778
43,900	Raytheon Company	2,105,883

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Large Cap Stock Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (84.2%)	Value
Industrials (7.6%) - continued
67,192	Union Pacific Corporation	$3,920,653
84,990	United Technologies Corporation	5,178,441

	Total Industrials	44,228,236

Information Technology (16.1%)
47,100	Altera Corporation	966,021
55,074	Apple, Inc.[a]	10,209,067
55,620	Avnet, Inc.[a]	1,444,451
49,700	Broadcom Corporation[a]	1,525,293
310,780	Cisco Systems, Inc.[a]	7,315,761
97,072	Corning, Inc.	1,486,172
22,770	F5 Networks, Inc.[a]	902,375
17,721	Google, Inc.[a]	8,786,958
283,000	Intel Corporation	5,538,310
87,868	International Business Machines Corporation	10,509,891
59,480	Lam Research Corporation[a]	2,031,837
55,150	Marvell Technology Group, Ltd.[a]	892,879
114,050	Maxim Integrated Products, Inc.	2,068,867
76,300	ON Semiconductor Corporation[a]	629,475
282,478	Oracle Corporation	5,886,842
149,614	QUALCOMM, Inc.	6,729,638
31,450	Research in Motion, Ltd.[a]	2,124,448
41,900	STEC, Inc.[a,c]	1,231,441
159,700	Symantec Corporation[a]	2,630,259
470,940	Teradyne, Inc.[a]	4,356,195
105,300	Texas Instruments, Inc.	2,494,557
97,530	Tyco Electronics, Ltd.	2,172,968
86,000	Visa, Inc.	5,943,460
105,957	Western Union Company	2,004,706
56,517	Xilinx, Inc.	1,323,628
151,950	Yahoo!, Inc.[a]	2,706,230

	Total Information Technology	93,911,729

Materials (3.6%)
28,100	Air Products and Chemicals, Inc.	2,179,998
34,100	ArcelorMittal[b,c]	1,266,474
46,200	Barrick Gold Corporation	1,750,980
44,357	E.I. du Pont de Nemours and Company	1,425,634
37,550	Freeport-McMoRan Copper & Gold, Inc.	2,576,305
132,920	International Paper Company	2,954,812
51,870	PPG Industries, Inc.	3,019,353
36,539	Praxair, Inc.	2,984,871
9,650	RTI International Metals, Inc.[a]	240,382
86,780	Sealed Air Corporation	1,703,491
18,923	Terra Industries, Inc.	656,060

	Total Materials	20,758,360

Telecommunications Services (2.6%)
205,300	Alcatel-Lucent ADR[a]	921,797
91,700	American Tower Corporation[a]	3,337,880
189,740	AT&T, Inc.[b]	5,124,878
361,700	Qwest Communications International, Inc.[c]	1,378,077
146,820	Verizon Communications, Inc.	4,444,241
	Total Telecommunications Services	15,206,873

Utilities (0.5%)
32,790	FPL Group, Inc.	1,810,992

Shares	Common Stock (84.2%)	Value
Utilities (0.5%) - continued
60,250	Xcel Energy, Inc.	$1,159,210

	Total Utilities	2,970,202

	Total Common Stock (cost $424,372,673)	489,876,553

Shares	Collateral Held for Securities Loaned (1.6%)	Value
9,561,745	Thrivent Financial Securities Lending Trust	9,561,745

	Total Collateral Held for Securities Loaned (cost $9,561,745)	9,561,745

Shares or Principal Amount	Short-Term Investments (16.5%)[d]	Value
	Enterprise Funding Corporation
9,825,000	0.090%, 10/1/2009	9,825,000
	Falcon Asset Securitization Corporation, LLC
9,015,000	0.080%, 10/1/2009	9,015,000
	Federal Home Loan Bank Discount Notes
7,000,000	0.100%, 10/9/2009	6,999,844
10,000,000	0.080%, 10/27/2009	9,999,422
4,790,000	0.070%, 10/28/2009	4,789,749
8,650,000	0.200%, 3/17/2010[e]	8,642,109
	Federal Home Loan Mortgage Corporation Discount Notes
10,000,000	0.010%, 10/5/2009	9,999,991
8,000,000	0.140%, 10/19/2009	7,999,440
	Federal National Mortgage Association Discount Notes
5,000,000	0.080%, 10/15/2009	4,999,844
6,800,000	0.050%, 10/26/2009	6,799,764
	Ranger Funding Company, LLC
9,035,000	0.090%, 10/1/2009	9,035,000
7,828,556	Thrivent Money Market Portfolio	7,828,556

	Total Short-Term Investments (at amortized cost)	95,933,719

	Total Investments (cost $529,868,137) 102.3%	$595,372,017

	Other Assets and Liabilities, Net (2.3%)	(13,387,735)

	Total Net Assets 100.0%	$581,984,282

a	Non-income producing security.
b	All or a portion of the security was earmarked to cover options.
c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	At September 30, 2009, $7,892,793 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Large Cap Stock Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$77,304,961
Gross unrealized depreciation	(11,801,081)

Net unrealized appreciation (depreciation)	$65,503,880

Cost for federal income tax purposes	$529,868,137

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	64,851,051	64,851,051	–	–
Consumer Staples	34,119,384	34,119,384	–	–
Energy	60,325,859	60,325,859	–	–
Financials	87,932,937	87,932,937	–	–
Health Care	65,571,922	65,571,922	–	–
Industrials	44,228,236	44,228,236	–	–
Information Technology	93,911,729	93,911,729	–	–
Materials	20,758,360	20,758,360	–	–
Telecommunications Services	15,206,873	15,206,873	–	–
Utilities	2,970,202	2,970,202	–	–
Collateral Held for Securities Loaned	9,561,745	9,561,745	–	–
Short-Term Investments	95,933,719	7,828,556	88,105,163	–

Total	$595,372,017	$507,266,854	$88,105,163	$–

Other Financial Instruments*	$1,781,993	$1,781,993	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	308	December 2009	$79,315,440	$81,073,300	$1,757,860
Total Futures Contracts					$1,757,860

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	250	$1,090 .00	October 2009	($70,000)	$24,133
Total Call Options Written				($70,000)	$24,133

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$23,020,086	$152,548,520	$167,740,050	7,828,556	$7,828,556	$61,541
Thrivent Financial Securities Lending Trust	9,071,777	92,115,002	91,625,034	9,561,745	9,561,745	64,965
Total Value and Income Earned	32,091,863				17,390,301	126,506

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (98.0%)	Value
Consumer Discretionary (9.0%)
3,100	Abercrombie & Fitch Company	$101,928
11,500	Amazon.com, Inc.[a]	1,073,640
4,400	Apollo Group, Inc.[a]	324,148
3,300	AutoNation, Inc.[a,b]	59,664
1,200	AutoZone, Inc.[a]	175,464
9,100	Bed Bath & Beyond, Inc.[a]	341,614
11,725	Best Buy Company, Inc.	439,922
2,900	Big Lots, Inc.[a]	72,558
2,100	Black & Decker Corporation	97,209
15,100	Carnival Corporation	502,528
23,372	CBS Corporation	281,633
11,000	Coach, Inc.	362,120
99,215	Comcast Corporation	1,675,741
9,600	D.R. Horton, Inc.	109,536
4,850	Darden Restaurants, Inc.	165,530
2,200	DeVry, Inc.	121,704
15,600	DIRECTV Group, Inc.[a,b]	430,248
9,300	Eastman Kodak Company[b]	44,454
7,300	Expedia, Inc.[a]	174,835
4,900	Family Dollar Stores, Inc.	129,360
111,411	Ford Motor Company[a]	803,273
5,200	Fortune Brands, Inc.	223,496
5,600	GameStop Corporation[a]	148,232
8,200	Gannett Company, Inc.	102,582
16,662	Gap, Inc.	356,567
5,600	Genuine Parts Company	213,136
8,400	Goodyear Tire & Rubber Company[a]	143,052
11,700	H&R Block, Inc.	215,046
8,100	Harley-Davidson, Inc.	186,300
2,400	Harman International Industries, Inc.	81,312
4,450	Hasbro, Inc.	123,487
58,900	Home Depot, Inc.	1,569,096
10,300	International Game Technology	221,244
16,867	Interpublic Group of Companies, Inc.[a]	126,840
8,100	J.C. Penney Company, Inc.	273,375
20,600	Johnson Controls, Inc.	526,536
2,600	KB Home	43,186
10,500	Kohl’s Corporation[a]	599,025
5,500	Leggett & Platt, Inc.	106,700
5,400	Lennar Corporation	76,950
9,304	Limited Brands, Inc.	158,075
51,100	Lowe’s Companies, Inc.	1,070,034
14,468	Macy’s, Inc	264,620
8,778	Marriott International, Inc.[b]	242,185
12,550	Mattel, Inc.	231,673
37,700	McDonald’s Corporation	2,151,539
10,800	McGraw-Hill Companies, Inc.	271,512
1,300	Meredith Corporation	38,922
4,100	New York Times Company[b]	33,292
9,673	Newell Rubbermaid, Inc.	151,769
77,800	News Corporation	932,822
13,400	NIKE, Inc.	866,980
5,800	Nordstrom, Inc.	177,132
9,600	Office Depot, Inc.[a]	63,552
10,800	Omnicom Group, Inc.	398,952
4,800	O’Reilly Automotive, Inc.[a]	173,472
2,100	Polo Ralph Lauren Corporation	160,902
10,992	Pulte Homes, Inc.	120,802
4,400	RadioShack Corporation	72,908
3,100	Scripps Networks Interactive	114,545
1,732	Sears Holdings Corporation[a,b]	113,117

Shares	Common Stock (98.0%)	Value
Consumer Discretionary (9.0%) -continued
3,400	Sherwin-Williams Company	$204,544
2,000	Snap-On, Inc.	69,520
2,800	Stanley Works	119,532
24,975	Staples, Inc.	579,919
25,500	Starbucks Corporation[a]	526,575
6,400	Starwood Hotels & Resorts Worldwide, Inc.	211,392
26,000	Target Corporation	1,213,680
4,300	Tiffany & Company	165,679
12,158	Time Warner Cable, Inc.	523,888
40,950	Time Warner, Inc.	1,178,541
14,600	TJX Companies, Inc.	542,390
3,100	VF Corporation	224,533
20,972	Viacom, Inc.[a]	588,055
64,247	Walt Disney Company	1,764,223
270	Washington Post Company	126,382
2,657	Whirlpool Corporation	185,884
6,272	Wyndham Worldwide Corporation	102,359
2,300	Wynn Resorts, Ltd.[a]	163,047
16,080	Yum! Brands, Inc.	542,861

	Total Consumer Discretionary	29,665,080

Consumer Staples (11.3%)
71,600	Altria Group, Inc.	1,275,196
22,168	Archer-Daniels-Midland Company	647,749
14,700	Avon Products, Inc.	499,212
3,825	Brown-Forman Corporation	184,441
6,700	Campbell Soup Company	218,554
4,900	Clorox Company	288,218
80,100	Coca-Cola Company	4,301,370
11,000	Coca-Cola Enterprises, Inc.	235,510
17,200	Colgate-Palmolive Company	1,312,016
15,300	ConAgra Foods, Inc.	331,704
6,900	Constellation Brands, Inc.[a]	104,535
15,000	Costco Wholesale Corporation	846,900
49,944	CVS Caremark Corporation	1,784,999
6,300	Dean Foods Company[a]	112,077
8,700	Dr. Pepper Snapple Group, Inc.[a]	250,125
4,100	Estee Lauder Companies, Inc.	152,028
11,200	General Mills, Inc.	721,056
11,000	H.J. Heinz Company	437,250
5,800	Hershey Company	225,388
2,500	Hormel Foods Corporation	88,800
4,151	J.M. Smucker Company	220,045
8,900	Kellogg Company	438,147
14,292	Kimberly-Clark Corporation	842,942
50,952	Kraft Foods, Inc.	1,338,509
22,500	Kroger Company	464,400
5,800	Lorillard, Inc.	430,940
4,600	McCormick & Company, Inc.	156,124
5,400	Molson Coors Brewing Company	262,872
5,000	Pepsi Bottling Group, Inc.	182,200
53,870	PepsiCo, Inc.	3,160,014
66,900	Philip Morris International, Inc.	3,260,706
100,938	Procter & Gamble Company	5,846,329
5,900	Reynolds American, Inc.	262,668
14,500	Safeway, Inc.	285,940
24,100	Sara Lee Corporation	268,474
7,381	SUPERVALU, Inc.	111,158
20,500	SYSCO Corporation	509,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (98.0%)	Value
Consumer Staples (11.3%) - continued
10,600	Tyson Foods, Inc.	$133,878
34,300	Walgreen Company	1,285,221
74,700	Wal-Mart Stores, Inc.	3,667,023
4,900	Whole Foods Market, Inc.[a]	149,401

	Total Consumer Staples	37,293,544

Energy (11.5%)
16,972	Anadarko Petroleum Corporation	1,064,653
11,520	Apache Corporation	1,057,882
10,700	Baker Hughes, Inc.	456,462
10,200	BJ Services Company	198,186
3,600	Cabot Oil & Gas Corporation	128,700
7,700	Cameron International Corporation[a]	291,214
22,200	Chesapeake Energy Corporation	630,480
69,396	Chevron Corporation	4,887,560
51,249	ConocoPhillips	2,314,405
6,200	CONSOL Energy, Inc.	279,682
8,700	Denbury Resources, Inc.[a]	131,631
15,300	Devon Energy Corporation	1,030,149
2,500	Diamond Offshore Drilling, Inc.	238,800
24,318	El Paso Corporation	250,962
5,000	ENSCO International, Inc.	212,700
8,700	EOG Resources, Inc.	726,537
166,308	Exxon Mobil Corporation	11,410,392
4,300	FMC Technologies, Inc.[a]	224,632
31,200	Halliburton Company	846,144
10,000	Hess Corporation	534,600
24,468	Marathon Oil Corporation	780,529
3,000	Massey Energy Company	83,670
6,700	Murphy Oil Corporation	385,719
9,900	Nabors Industries, Ltd.[a]	206,910
14,400	National Oilwell Varco, Inc.[a]	621,072
6,000	Noble Energy, Inc.	395,760
28,000	Occidental Petroleum Corporation	2,195,200
9,200	Peabody Energy Corporation	342,424
4,000	Pioneer Natural Resources Company	145,160
5,500	Range Resources Corporation	271,480
4,000	Rowan Companies, Inc.	92,280
41,400	Schlumberger, Ltd.	2,467,440
7,700	Smith International, Inc.	220,990
11,900	Southwestern Energy Company[a]	507,892
22,404	Spectra Energy Corporation	424,332
4,100	Sunoco, Inc.	116,645
4,900	Tesoro Petroleum Corporation	73,402
19,400	Valero Energy Corporation	376,166
20,100	Williams Companies, Inc.	359,187
20,050	XTO Energy, Inc.	828,466

	Total Energy	37,810,495

Financials (14.9%)
16,100	AFLAC, Inc.	688,114
18,482	Allstate Corporation	565,919
41,100	American Express Company	1,393,290
4,567	American International Group, Inc.[a,b]	201,450
8,900	Ameriprise Financial, Inc.	323,337
9,525	Aon Corporation	387,572
4,136	Apartment Investment & Management Company	61,006
4,100	Assurant, Inc.	131,446
2,801	AvalonBay Communities, Inc.	203,717

Shares	Common Stock (98.0%)	Value
Financials (14.9%) - continued
299,310	Bank of America Corporation	$5,064,325
41,552	Bank of New York Mellon Corporation	1,204,592
23,500	BB&T Corporation	640,140
4,800	Boston Properties, Inc.	314,640
15,673	Capital One Financial Corporation	559,996
8,400	CB Richard Ellis Group, Inc.[a]	98,616
32,925	Charles Schwab Corporation	630,514
12,100	Chubb Corporation	609,961
5,638	Cincinnati Financial Corporation	146,532
451,239	Citigroup, Inc.	2,183,997
2,200	CME Group, Inc.	678,018
5,250	Comerica, Inc.	155,768
18,525	Discover Financial Services	300,661
32,100	E*TRADE Financial Corporation[a]	56,175
9,400	Equity Residential REIT	288,580
3,100	Federated Investors, Inc.	81,747
27,494	Fifth Third Bancorp	278,514
7,639	First Horizon National Corporation[a]	101,064
5,200	Franklin Resources, Inc.	523,120
16,600	Genworth Financial, Inc.	198,370
17,600	Goldman Sachs Group, Inc.	3,244,560
13,200	Hartford Financial Services Group, Inc.	349,800
10,200	Health Care Property Investors, Inc.	293,148
4,200	Health Care REIT, Inc.	174,804
20,900	Host Marriott Corporation	245,993
16,400	Hudson City Bancorp, Inc.	215,660
22,971	Huntington Bancshares, Inc.	108,193
2,600	IntercontinentalExchange, Inc.[a]	252,694
14,400	Invesco, Ltd.	327,744
136,048	J.P. Morgan Chase & Company	5,961,623
6,400	Janus Capital Group, Inc.	90,752
30,400	KeyCorp	197,600
13,000	Kimco Realty Corporation	169,520
5,700	Legg Mason, Inc.	176,871
6,600	Leucadia National Corporation[a]	163,152
10,394	Lincoln National Corporation	269,309
12,600	Loews Corporation	431,550
2,900	M&T Bank Corporation[b]	180,728
18,200	Marsh & McLennan Companies, Inc.	450,086
12,800	Marshall & Ilsley Corporation	103,296
5,550	MBIA, Inc.[a]	43,068
28,232	MetLife, Inc.	1,074,792
6,800	Moody’s Corporation	139,128
46,950	Morgan Stanley	1,449,816
5,000	Nasdaq OMX Group, Inc.[a]	105,250
8,300	Northern Trust Corporation	482,728
9,000	NYSE Euronext	260,010
12,100	People’s United Financial, Inc.	188,276
5,700	Plum Creek Timber Company, Inc.[b]	174,648
15,914	PNC Financial Services Group, Inc.	773,261
11,000	Principal Financial Group, Inc.	301,290
23,500	Progressive Corporation[a]	389,630
15,300	ProLogis Trust	182,376
16,000	Prudential Financial, Inc.	798,560
4,700	Public Storage, Inc.	353,628
41,077	Regions Financial Corporation	255,088

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (98.0%)	Value
Financials (14.9%) - continued
9,784	Simon Property Group, Inc.	$679,303
16,100	SLM Corporation[a]	140,392
17,100	State Street Corporation	899,460
17,200	SunTrust Banks, Inc.	387,860
8,868	T. Rowe Price Group, Inc.	405,268
2,900	Torchmark Corporation	125,947
19,581	Travelers Companies, Inc.	963,973
66,085	U.S. Bancorp	1,444,618
11,524	UnumProvident Corporation	247,075
5,500	Ventas, Inc.	211,750
5,347	Vornado Realty Trust	344,400
161,640	Wells Fargo & Company	4,555,015
11,800	XL Capital, Ltd.	206,028
4,400	Zions Bancorporation[b]	79,068

	Total Financials	49,139,970

Health Care (12.8%)
53,400	Abbott Laboratories	2,641,698
15,096	Aetna, Inc.	420,122
10,600	Allergan, Inc.	601,656
10,300	AmerisourceBergen Corporation	230,514
35,140	Amgen, Inc.[a]	2,116,482
20,800	Baxter International, Inc.	1,185,808
8,200	Becton, Dickinson and Company	571,950
9,900	Biogen Idec, Inc.[a]	500,148
52,150	Boston Scientific Corporation[a]	552,268
68,500	Bristol-Myers Squibb Company	1,542,620
3,400	C.R. Bard, Inc.	267,274
12,475	Cardinal Health, Inc.	334,330
6,287	CareFusion Corporation[a]	137,056
15,800	Celgene Corporation[a]	883,220
2,600	Cephalon, Inc.[a]	151,424
9,400	CIGNA Corporation	264,046
5,200	Coventry Health Care, Inc.[a]	103,792
3,600	DaVita, Inc.[a]	203,904
5,200	Dentsply International, Inc.	179,608
34,900	Eli Lilly and Company	1,152,747
9,400	Express Scripts, Inc.[a]	729,252
10,500	Forest Laboratories, Inc.[a]	309,120
9,300	Genzyme Corporation[a]	527,589
31,200	Gilead Sciences, Inc.[a]	1,453,296
5,580	Hospira, Inc.[a]	248,868
5,800	Humana, Inc.[a]	216,340
6,400	IMS Health, Inc.	98,240
1,300	Intuitive Surgical, Inc.[a]	340,925
95,340	Johnson & Johnson	5,805,253
8,600	King Pharmaceuticals, Inc.[a]	92,622
3,800	Laboratory Corporation of America Holdings[a]	249,660
6,143	Life Technologies Corporation[a]	285,957
9,142	McKesson Corporation	544,406
16,386	Medco Health Solutions, Inc.[a]	906,310
38,300	Medtronic, Inc.	1,409,440
72,900	Merck & Company, Inc.	2,305,827
2,000	Millipore Corporation[a]	140,660
10,600	Mylan Laboratories, Inc.[a,b]	169,706
3,300	Patterson Companies, Inc.[a]	89,925
4,100	PerkinElmer, Inc.	78,884
233,553	Pfizer, Inc.	3,865,302
5,400	Quest Diagnostics, Inc.	281,826
56,500	Schering-Plough Corporation	1,596,125
11,984	St. Jude Medical, Inc.[a]	467,496
9,800	Stryker Corporation	445,214
14,900	Tenet Healthcare Corporation[a]	87,612

Shares	Common Stock (98.0%)	Value
Health Care (12.8%) - continued
14,100	Thermo Fisher Scientific, Inc.[a]	$615,747
40,200	UnitedHealth Group, Inc.	1,006,608
4,400	Varian Medical Systems, Inc.[a]	185,372
3,400	Waters Corporation[a]	189,924
3,700	Watson Pharmaceuticals, Inc.[a]	135,568
16,400	WellPoint, Inc.[a]	776,704
46,200	Wyeth	2,244,396
7,450	Zimmer Holdings, Inc.[a]	398,202

	Total Health Care	42,339,043

Industrials (10.0%)
24,100	3M Company	1,778,580
4,000	Avery Dennison Corporation	144,040
25,060	Boeing Company	1,356,999
8,992	Burlington Northern Santa Fe Corporation	717,831
5,900	C.H. Robinson Worldwide, Inc.	340,725
21,500	Caterpillar, Inc.	1,103,595
4,600	Cintas Corporation	139,426
13,500	CSX Corporation	565,110
6,900	Cummins, Inc.	309,189
8,900	Danaher Corporation	599,148
14,600	Deere & Company	626,632
6,500	Dover Corporation	251,940
1,900	Dun & Bradstreet Corporation	143,108
5,800	Eaton Corporation	328,222
26,000	Emerson Electric Company	1,042,080
4,400	Equifax, Inc.	128,216
7,400	Expeditors International of Washington, Inc.	260,110
4,600	Fastenal Company[b]	178,020
10,760	FedEx Corporation	809,367
2,000	Flowserve Corporation	197,080
6,200	Fluor Corporation	315,270
13,300	General Dynamics Corporation	859,180
367,700	General Electric Company	6,037,634
4,300	Goodrich Corporation	233,662
25,975	Honeywell International, Inc.	964,971
13,400	Illinois Tool Works, Inc.	572,314
6,300	Iron Mountain, Inc.[a]	167,958
6,400	ITT Corporation	333,760
4,300	Jacobs Engineering Group, Inc.[a]	197,585
4,100	L-3 Communications Holdings, Inc.	329,312
11,100	Lockheed Martin Corporation	866,688
12,500	Masco Corporation	161,500
4,400	Monster Worldwide, Inc.[a]	76,912
12,700	Norfolk Southern Corporation	547,497
10,998	Northrop Grumman Corporation	569,147
12,537	PACCAR, Inc.	472,770
4,100	Pall Corporation	132,348
5,575	Parker-Hannifin Corporation	289,008
7,200	Pitney Bowes, Inc.	178,920
4,800	Precision Castparts Corporation	488,976
6,900	Quanta Services, Inc.[a]	152,697
7,200	R.R. Donnelley & Sons Company	153,072
13,400	Raytheon Company	642,798
11,220	Republic Services, Inc.	298,116
5,300	Robert Half International, Inc.	132,606
5,000	Rockwell Automation, Inc.	213,000
5,500	Rockwell Collins, Inc.	279,400
2,000	Ryder System, Inc.	78,120
25,700	Southwest Airlines Company	246,720
3,000	Stericycle, Inc.[a]	145,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (98.0%)	Value
Industrials (10.0%) - continued
9,300	Textron, Inc.	$176,514
17,400	Union Pacific Corporation	1,015,290
34,400	United Parcel Service, Inc.	1,942,568
32,500	United Technologies Corporation	1,980,225
2,200	W.W. Grainger, Inc.	196,592
16,999	Waste Management, Inc.	506,910

	Total Industrials	32,974,808

Information Technology (18.3%)
18,100	Adobe Systems, Inc.[a]	598,024
19,500	Advanced Micro Devices, Inc.[a,b]	110,370
3,400	Affiliated Computer Services, Inc.[a]	184,178
12,015	Agilent Technologies, Inc.[a]	334,377
6,000	Akamai Technologies, Inc.[a]	118,080
10,200	Altera Corporation	209,202
6,000	Amphenol Corporation	226,080
10,100	Analog Devices, Inc.	278,558
31,000	Apple, Inc.[a]	5,746,470
46,100	Applied Materials, Inc.	617,740
8,000	Autodesk, Inc.[a]	190,400
17,300	Automatic Data Processing, Inc.	679,890
6,400	BMC Software, Inc.[a]	240,192
14,900	Broadcom Corporation[a]	457,281
13,812	CA, Inc.	303,726
3,257	CIENA Corporation[a]	53,024
199,600	Cisco Systems, Inc.[a]	4,698,584
6,400	Citrix Systems, Inc.[a]	251,072
10,100	Cognizant Technology Solutions Corporation[a]	390,466
5,300	Computer Sciences Corporation[a]	279,363
8,300	Compuware Corporation[a]	60,839
4,300	Convergys Corporation[a]	42,742
53,700	Corning, Inc.	822,147
59,500	Dell, Inc.[a]	907,970
38,800	eBay, Inc.[a]	916,068
11,100	Electronic Arts, Inc.[a]	211,455
69,886	EMC Corporation[a]	1,190,857
6,700	Fidelity National Information Services, Inc.	170,917
5,400	Fiserv, Inc.[a]	260,280
5,300	FLIR Systems, Inc.[a]	148,241
8,300	Google, Inc.[a]	4,115,555
4,600	Harris Corporation	172,960
81,986	Hewlett-Packard Company	3,870,559
193,700	Intel Corporation	3,790,709
45,300	International Business Machines Corporation	5,418,333
11,200	Intuit, Inc.[a]	319,200
6,400	Jabil Circuit, Inc.	85,824
7,562	JDS Uniphase Corporation[a]	53,766
18,100	Juniper Networks, Inc.[a]	489,062
6,000	KLA-Tencor Corporation	215,160
2,800	Lexmark International, Inc.[a]	60,312
7,700	Linear Technology Corporation	212,751
22,600	LSI Corporation[a]	124,074
3,300	MasterCard, Inc.	667,095
5,500	McAfee, Inc.[a]	240,845
7,800	MEMC Electronic Materials, Inc.[a]	129,714
6,400	Microchip Technology, Inc.	169,600
29,300	Micron Technology, Inc.[a,b]	240,260
268,200	Microsoft Corporation	6,943,698
4,800	Molex, Inc.	100,224
79,390	Motorola, Inc.	681,960

Shares	Common Stock (98.0%)	Value
Information Technology (18.3%) - continued
8,100	National Semiconductor Corporation	$115,587
11,700	NETAPP, Inc.[a]	312,156
12,100	Novell, Inc.[a]	54,571
3,400	Novellus Systems, Inc.[a]	71,332
18,950	NVIDIA Corporation[a]	284,819
135,137	Oracle Corporation	2,816,255
11,200	Paychex, Inc.	325,360
4,100	QLogic Corporation[a]	70,520
57,500	QUALCOMM, Inc.	2,586,350
6,600	Red Hat, Inc.[a]	182,424
3,800	Salesforce.com, Inc.[a]	216,334
7,800	SanDisk Corporation[a]	169,260
26,050	Sun Microsystems, Inc.[a]	236,795
28,124	Symantec Corporation[a]	463,202
13,800	Tellabs, Inc.[a]	95,496
6,000	Teradata Corporation[a]	165,120
6,100	Teradyne, Inc.[a]	56,425
43,600	Texas Instruments, Inc.	1,032,884
6,900	Total System Services, Inc.	111,159
6,700	VeriSign, Inc.[a]	158,723
7,800	Western Digital Corporation[a]	284,934
24,180	Western Union Company	457,486
30,000	Xerox Corporation	232,200
9,600	Xilinx, Inc.	224,832
41,200	Yahoo!, Inc.[a]	733,772

	Total Information Technology	60,258,250

Materials (3.4%)
7,200	Air Products and Chemicals, Inc.	558,576
2,900	Airgas, Inc.	140,273
3,800	AK Steel Holding Corporation	74,974
33,664	Alcoa, Inc.	441,672
3,469	Allegheny Technologies, Inc.	121,380
3,300	Ball Corporation	162,360
3,800	Bemis Company, Inc.	98,458
1,700	CF Industries Holdings, Inc.	146,591
39,493	Dow Chemical Company	1,029,582
31,211	E.I. du Pont de Nemours and Company	1,003,122
2,600	Eastman Chemical Company	139,204
8,200	Ecolab, Inc.	379,086
2,600	FMC Corporation	146,250
14,196	Freeport-McMoRan Copper & Gold, Inc.	973,988
2,800	International Flavors & Fragrances, Inc.	106,204
14,971	International Paper Company	332,805
5,981	MeadWestvaco Corporation	133,436
18,878	Monsanto Company	1,461,157
16,948	Newmont Mining Corporation	746,051
10,800	Nucor Corporation	507,708
5,800	Owens-Illinois, Inc.[a]	214,020
4,600	Pactiv Corporation[a]	119,830
5,800	PPG Industries, Inc.	337,618
10,600	Praxair, Inc.	865,914
5,552	Sealed Air Corporation	108,986
4,300	Sigma-Aldrich Corporation	232,114
3,000	Titanium Metals Corporation	28,770
5,000	United States Steel Corporation	221,850
4,400	Vulcan Materials Company[b]	237,908

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (98.0%)	Value
Materials (3.4%) - continued
7,400	Weyerhaeuser Company	$271,210

	Total Materials	11,341,097

Telecommunications Services (3.1%)
13,600	American Tower Corporation[a]	495,040
204,139	AT&T, Inc.	5,513,795
10,325	CenturyTel, Inc.	346,920
10,900	Frontier Communications Corporation	82,186
9,100	MetroPCS Communications, Inc.[a]	85,176
51,372	Qwest Communications International, Inc.[b]	195,727
99,520	Sprint Nextel Corporation[a]	393,104
98,296	Verizon Communications, Inc.	2,975,420
15,207	Windstream Corporation	154,047

	Total Telecommunications Services	10,241,415

Utilities (3.7%)
23,000	AES Corporation[a]	340,860
5,900	Allegheny Energy, Inc.	156,468
8,100	Ameren Corporation	204,768
16,560	American Electric Power Company, Inc.	513,195
13,373	CenterPoint Energy, Inc.	166,226
8,000	CMS Energy Corporation	107,200
9,600	Consolidated Edison, Inc.	393,024
6,900	Constellation Energy Group, Inc.	223,353
20,594	Dominion Resources, Inc.	710,493
5,700	DTE Energy Company	200,298
44,808	Duke Energy Corporation	705,278
17,604	Dynegy, Inc.[a]	44,890
11,300	Edison International, Inc.	379,454
6,700	Entergy Corporation	535,062
4,600	EQT Corporation	195,960
22,724	Exelon Corporation	1,127,565
10,500	FirstEnergy Corporation	480,060
14,200	FPL Group, Inc.	784,266
2,715	Integrys Energy Group, Inc.	97,441
1,600	Nicor, Inc.	58,544
9,609	NiSource, Inc.	133,469
6,100	Northeast Utilities	144,814
7,700	Pepco Holdings, Inc.	114,576
12,800	PG&E Corporation	518,272
3,600	Pinnacle West Capital Corporation	118,152
13,100	PPL Corporation	397,454
9,720	Progress Energy, Inc.	379,663
17,500	Public Service Enterprise Group, Inc.	550,200
6,100	Questar Corporation	229,116
3,900	SCANA Corporation	136,110
8,575	Sempra Energy	427,121
27,500	Southern Company	870,925
7,400	TECO Energy, Inc.	104,192
4,100	Wisconsin Energy Corporation	185,197
15,805	Xcel Energy, Inc.	304,088

	Total Utilities	12,037,754

	Total Common Stock (cost $340,566,189)	323,101,456

Shares	Collateral Held for Securities Loaned (0.7%)	Value
2,424,924	Thrivent Financial Securities Lending Trust	$2,424,924

	Total Collateral Held for Securities Loaned (cost $2,424,924)	2,424,924

Shares or Principal Amount	Short-Term Investments (2.0%)[c]	Value
	Federal Home Loan Bank Discount Notes
1,150,000	0.200%, 3/17/2010[d]	1,148,951
5,547,623	Thrivent Money Market Portfolio	5,547,623

	Total Short-Term Investments (at amortized cost)	6,696,574

	Total Investments (cost $349,687,687) 100.7%	$332,222,954

	Other Assets and Liabilities, Net (0.7%)	(2,467,443)

	Total Net Assets 100.0%	$329,755,511

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	At September 30, 2009, $1,148,951 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$63,384,339
Gross unrealized depreciation	(80,849,072)

Net unrealized appreciation (depreciation)	$(17,464,733)

Cost for federal income tax purposes	$349,687,687

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	29,665,080	29,665,080	–	–
Consumer Staples	37,293,544	37,293,544	–	–
Energy	37,810,495	37,810,495	–	–
Financials	49,139,970	49,139,970	–	–
Health Care	42,339,043	42,339,043	–	–
Industrials	32,974,808	32,974,808	–	–
Information Technology	60,258,250	60,258,250	–	–
Materials	11,341,097	11,341,097	–	–
Telecommunications Services	10,241,415	10,241,415	–	–
Utilities	12,037,754	12,037,754	–	–
Collateral Held for Securities Loaned	2,424,924	2,424,924	–	–
Short-Term Investments	6,696,574	5,547,623	1,148,951	–

Total	$332,222,954	$331,074,003	$1,148,951	$–

Other Financial Instruments*	($57,000)	($57,000)	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	25	December 2009	$6,637,625	$6,580,625	($57,000)
Total Futures Contracts					($57,000)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$1,750,233	$37,560,063	$33,762,673	5,547,623	$5,547,623	$8,419
Thrivent Financial Securities Lending Trust	7,915,380	46,538,338	52,028,794	2,424,924	2,424,924	191,101
Total Value and Income Earned	9,665,613				7,972,547	199,520

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Equity Income Plus Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (85.7%)	Value
Consumer Discretionary (9.8%)
7,100	Aaron’s, Inc.	$187,440
4,500	Advance Auto Parts, Inc.	176,760
9,000	Barnes & Noble, Inc.	199,980
6,700	Cato Corporation	135,943
6,300	Coach, Inc.	207,396
11,500	Comcast Corporation	194,235
6,500	Family Dollar Stores, Inc.	171,600
4,800	Fortune Brands, Inc.	206,304
5,600	Garmin, Ltd.	211,344
4,500	Guess ?, Inc.	166,680
10,900	H&R Block, Inc.	200,342
6,800	Home Depot, Inc.	181,152
5,600	John Wiley and Sons, Inc.	194,768
8,600	Lowe’s Companies, Inc.	180,084
2,600	Nordstrom, Inc.	79,404
5,300	Omnicom Group, Inc.	195,782
8,700	PetSmart, Inc.	189,225
8,200	RadioShack Corporation	135,874
3,800	Ross Stores, Inc.	181,526
5,700	Scripps Networks Interactive	210,615
25,300	Service Corporation International	177,353
3,100	Sherwin-Williams Company	186,496
4,800	Snap-On, Inc.	166,848
3,700	Stage Stores, Inc.	47,952
3,300	Tupperware Corporation	131,736
4,500	UniFirst Corporation	200,025
7,200	Walt Disney Company	197,712
6,700	Weight Watchers International, Inc.	183,848

	Total Consumer Discretionary	4,898,424

Consumer Staples (6.9%)
800	Archer-Daniels-Midland Company	23,376
6,400	Cal-Maine Foods, Inc.	171,328
7,700	Campbell Soup Company[a]	251,174
16,700	Del Monte Foods Company	193,386
4,200	H.J. Heinz Company	166,950
6,000	Herbalife, Ltd.	196,440
5,800	Hormel Foods Corporation	206,016
17,800	Kraft Foods, Inc.	467,606
1,300	Nash Finch Company	35,542
11,000	Nu Skin Enterprises, Inc.	203,830
23,200	Philip Morris International, Inc.	1,130,768
9,500	Safeway, Inc.	187,340
19,500	Sara Lee Corporation	217,230

	Total Consumer Staples	3,450,986

Energy (15.2%)
26,700	BP plc ADR	1,421,241
24,800	Chevron Corporation	1,746,664
26,700	ConocoPhillips	1,205,772
3,400	EOG Resources, Inc.	283,934
21,300	Exxon Mobil Corporation	1,461,393
8,500	Linn Energy, LLC	194,735
13,600	Patterson-UTI Energy, Inc.	205,360
5,600	Peabody Energy Corporation	208,432
12,000	Spectra Energy Corporation	227,280
6,500	Tenaris SA ADR	231,530
4,000	Tidewater, Inc.	188,360
4,100	World Fuel Services Corporation	197,087

	Total Energy	7,571,788

Shares	Common Stock (85.7%)	Value
Financials (15.8%)
4,400	AFLAC, Inc.	$188,056
7,400	American Financial Group, Inc.	188,700
5,600	American Physicians Capital, Inc.	161,336
14,500	AmTrust Financial Services, Inc.	165,445
4,500	Aon Corporation	183,105
8,000	Arthur J. Gallagher & Company	194,960
52,100	Bank of America Corporation[a]	881,532
20,900	BGC Partners, Inc.	89,452
9,600	Brown & Brown, Inc.	183,936
9,000	Capstead Mortgage Corporation	125,190
3,700	Chubb Corporation	186,517
17,800	CVB Financial Corporation	135,102
2,100	Delphi Financial Group, Inc.	47,523
6,700	HCC Insurance Holdings, Inc.	183,245
14,100	Hudson City Bancorp, Inc.	185,415
100	Itau Unibanco Holding SA ADR	2,015
33,900	J.P. Morgan Chase & Company	1,485,498
7,400	Moody’s Corporation	151,404
4,405	National Interstate Corporation	77,087
9,400	National Retail Properties, Inc.	201,818
2,600	PartnerRe, Ltd.	200,044
6,400	Plum Creek Timber Company, Inc.	196,096
11,600	PNC Financial Services Group, Inc.	563,644
1,400	Principal Financial Group, Inc.	38,346
2,600	Public Storage, Inc.	195,624
4,400	Reinsurance Group of America, Inc.	196,240
8,600	Republic Bancorp, Inc.	171,656
3,400	RLI Corporation	179,452
11,200	Selective Insurance Group, Inc.	176,176
9,700	Senior Housing Property Trust	185,367
9,700	SWS Group, Inc.	139,680
8,000	UnumProvident Corporation	171,520
800	Wesco Financial Corporation	260,400
7,100	Willis Group Holdings, Ltd.	200,362

	Total Financials	7,891,943

Health Care (10.0%)
6,300	Aetna, Inc.	175,329
9,900	AstraZeneca plc	445,005
24,400	Bristol-Myers Squibb Company[a]	549,488
12,900	IMS Health, Inc.	198,015
32,000	Merck & Company, Inc.	1,012,160
77,500	Pfizer, Inc.	1,282,625
3,400	Quest Diagnostics, Inc.	177,446
4,100	Teleflex, Inc.	198,071
6,300	UnitedHealth Group, Inc.	157,752
3,000	Universal Health Services, Inc.	185,790
12,800	Wyeth	621,824

	Total Health Care	5,003,505

Industrials (8.0%)
8,900	Actuant Corporation	142,934
7,800	Apogee Enterprises, Inc.	117,156
4,900	Badger Meter, Inc.	189,581
5,600	Carlisle Companies, Inc.	189,896
4,000	Caterpillar, Inc.[a]	205,320
16,600	Comfort Systems USA, Inc.	192,394
4,500	Con-way, Inc.	172,440
4,900	Cubic Corporation	193,403
2,500	Deluxe Corporation	42,750
11,800	Federal Signal Corporation	84,842

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Equity Income Plus Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (85.7%)	Value
Industrials (8.0%) - continued
65,000	General Electric Company	$1,067,300
10,400	Herman Miller, Inc.	175,864
2,600	Joy Global, Inc.	127,244
2,300	Lockheed Martin Corporation	179,584
3,700	Parker-Hannifin Corporation	191,808
4,200	Raytheon Company	201,474
10,400	Rollins, Inc.	196,040
3,400	Tennant Company	98,804
4,900	Toro Company	194,873

	Total Industrials	3,963,707

Information Technology (7.8%)
5,300	Accenture plc	197,531
8,700	CA, Inc.	191,313
13,400	Daktronics, Inc.	114,838
25,900	Himax Technologies, Inc. ADR	86,247
59,000	Intel Corporation	1,154,630
8,100	Jack Henry & Associates, Inc.	190,107
6,800	Linear Technology Corporation	187,884
24,400	Micrel, Inc.	198,860
49,300	Microsoft Corporation	1,276,377
8,800	Oracle Corporation	183,392
2,300	Patni Computer Systems, Ltd. ADR	42,550
2,800	Texas Instruments, Inc.	66,332

	Total Information Technology	3,890,061

Materials (2.9%)
7,700	Balchem Corporation	202,510
6,900	Bemis Company, Inc.	178,779
2,200	CF Industries Holdings, Inc.	189,706
2,600	Innophos Holdings, Inc.	48,100
4,500	Scotts Miracle-Gro Company	193,275
3,400	Stepan Company	204,272
5,600	Terra Industries, Inc.	194,152
7,200	Valspar Corporation	198,072
700	Walter Energy, Inc.	42,042

	Total Materials	1,450,908

Telecommunications Services (6.3%)
57,100	AT&T, Inc.[a]	1,542,271
6,100	CenturyTel, Inc.	204,960
51,200	Qwest Communications International, Inc.	195,072
4,300	Turkcell Iletisim Hizmetleri AS ADR	76,841
36,100	Verizon Communications, Inc.	1,092,747

	Total Telecommunications Services	3,111,891

Utilities (3.0%)
6,100	AGL Resources, Inc.	215,147
2,600	Centrais Eletricas Brasileiras SA ADR	40,222
2,700	Companhia Energetica de Minas Gerais ADR	41,040
8,000	Empresa Nacional de Electricidad SA ADR	374,960
4,500	Energen Corporation	193,950
11,400	Enersis SA ADR	210,330
3,000	MDU Resources Group, Inc.	62,550
5,500	South Jersey Industries, Inc.	194,150

Shares	Common Stock (85.7%)	Value
Utilities (3.0%) - continued
7,300	UGI Corporation	$182,938

	Total Utilities	1,515,287

	Total Common Stock (cost $44,389,337)	42,748,500

Shares	Preferred Stock (0.3%)	Value
Financials (0.2%)
3,000	U.S. Bancorp, 7.875%	81,450

	Total Financials	81,450

Utilities (0.1%)
2,870	Xcel Energy, Inc., 7.600%	74,563

	Total Utilities	74,563

	Total Preferred Stock (cost $150,381)	156,013

Principal Amount	Long-Term Fixed Income (0.2%)	Value
Financials (0.2%)
	American International Group, Inc.
150,000	8.175%, 5/15/2058	90,000

	Total Financials	90,000

	Total Long-Term Fixed Income (cost $150,000)	90,000

Shares or Principal Amount	Short-Term Investments (13.6%)[b]	Value
	Federal Home Loan Bank Discount Notes
600,000	0.200%, 3/17/2010[c]	599,453
6,200,822	Thrivent Money Market Portfolio	6,200,822

	Total Short-Term Investments (at amortized cost)	6,800,275

	Total Investments (cost $51,489,993) 99.8%	$49,794,788

	Other Assets and Liabilities, Net 0.2%	88,325

	Total Net Assets 100.0%	$49,883,113

a	All or a portion of the security was earmarked to cover options.
b	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
c	At September 30, 2009, $599,453 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Equity Income Plus Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$628,655
Gross unrealized depreciation	(2,323,860)

Net unrealized appreciation (depreciation)	$(1,695,205)

Cost for federal income tax purposes	$51,489,993

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Equity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	4,898,424	4,898,424	–	–
Consumer Staples	3,450,986	3,450,986	–	–
Energy	7,571,788	7,571,788	–	–
Financials	7,891,943	7,891,943	–	–
Health Care	5,003,505	5,003,505	–	–
Industrials	3,963,707	3,963,707	–	–
Information Technology	3,890,061	3,890,061	–	–
Materials	1,450,908	1,450,908	–	–
Telecommunications Services	3,111,891	3,111,891	–	–
Utilities	1,515,287	1,515,287	–	–
Preferred Stock
Financials	81,450	81,450	–	–
Utilities	74,563	74,563	–	–
Long-Term Fixed Income
Financials	90,000	–	90,000	–
Short-Term Investments	6,800,275	6,200,822	599,453	–

Total	$49,794,788	$49,105,335	$689,453	$–

Other Financial Instruments*	$124,105	$124,105	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	113	December 2009	$5,827,193	$5,948,885	$121,692
Total Futures Contracts					$121,692

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	25	$1,090 .00	October 2009	($7,000)	$2,413
Total Call Options Written				($7,000)	$2,413

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Equity Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$6,999,027	$19,233,920	$20,032,125	6,200,822	$6,200,822	$23,813
Total Value and Income Earned	6,999,027				6,200,822	23,813

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Balanced Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (66.0%)	Value
Consumer Discretionary (6.1%)
1,800	Abercrombie & Fitch Company	$59,184
6,600	Amazon.com, Inc.[a]	616,176
2,600	Apollo Group, Inc.[a]	191,542
1,800	AutoNation, Inc.[a,b]	32,544
700	AutoZone, Inc.[a]	102,354
5,200	Bed Bath & Beyond, Inc.[a]	195,208
6,775	Best Buy Company, Inc.	254,198
1,600	Big Lots, Inc.[a]	40,032
1,200	Black & Decker Corporation	55,548
8,700	Carnival Corporation	289,536
13,262	CBS Corporation	159,807
6,400	Coach, Inc.	210,688
56,565	Comcast Corporation	955,383
5,400	D.R. Horton, Inc.	61,614
2,800	Darden Restaurants, Inc.	95,564
1,300	DeVry, Inc.	71,916
9,000	DIRECTV Group, Inc.[a,b]	248,220
5,000	Eastman Kodak Company	23,900
4,200	Expedia, Inc.[a]	100,590
2,800	Family Dollar Stores, Inc.	73,920
63,488	Ford Motor Company[a]	457,748
3,000	Fortune Brands, Inc.	128,940
3,300	GameStop Corporation[a]	87,351
4,500	Gannett Company, Inc.	56,295
9,400	Gap, Inc.	201,160
3,100	Genuine Parts Company	117,986
4,800	Goodyear Tire & Rubber Company[a]	81,744
6,500	H&R Block, Inc.	119,470
4,600	Harley-Davidson, Inc.	105,800
1,400	Harman International Industries, Inc.	47,432
2,500	Hasbro, Inc.	69,375
33,600	Home Depot, Inc.	895,104
5,800	International Game Technology	124,584
8,989	Interpublic Group of Companies, Inc.[a]	67,597
4,700	J.C. Penney Company, Inc.	158,625
11,800	Johnson Controls, Inc.	301,608
1,500	KB Home	24,915
6,100	Kohl’s Corporation[a]	348,005
3,000	Leggett & Platt, Inc.	58,200
3,100	Lennar Corporation	44,175
5,162	Limited Brands, Inc.	87,702
29,100	Lowe’s Companies, Inc.	609,354
8,200	Macy’s, Inc	149,978
5,046	Marriott International, Inc.	139,219
6,925	Mattel, Inc.	127,836
21,600	McDonald’s Corporation	1,232,712
6,200	McGraw-Hill Companies, Inc.	155,868
800	Meredith Corporation	23,952
2,000	New York Times Company	16,240
5,326	Newell Rubbermaid, Inc.	83,565
44,000	News Corporation	527,560
7,800	NIKE, Inc.	504,660
3,300	Nordstrom, Inc.	100,782
5,300	Office Depot, Inc.[a]	35,086
6,200	Omnicom Group, Inc.	229,028
2,800	O’Reilly Automotive, Inc.[a]	101,192
1,200	Polo Ralph Lauren Corporation	91,944
6,137	Pulte Homes, Inc.	67,446
2,400	RadioShack Corporation	39,768
1,800	Scripps Networks Interactive	66,510
1,080	Sears Holdings Corporation[a,b]	70,535

Shares	Common Stock (66.0%)	Value
Consumer Discretionary (6.1%) - continued
2,000	Sherwin-Williams Company	$120,320
1,200	Snap-On, Inc.	41,712
1,600	Stanley Works	68,304
14,400	Staples, Inc.	334,368
14,700	Starbucks Corporation[a]	303,555
3,800	Starwood Hotels & Resorts Worldwide, Inc.	125,514
14,900	Target Corporation	695,532
2,500	Tiffany & Company	96,325
6,980	Time Warner Cable, Inc.	300,768
23,416	Time Warner, Inc.	673,913
8,400	TJX Companies, Inc.	312,060
1,800	VF Corporation	130,374
11,962	Viacom, Inc.[a]	335,415
36,787	Walt Disney Company	1,010,171
130	Washington Post Company	60,850
1,558	Whirlpool Corporation	108,998
3,532	Wyndham Worldwide Corporation	57,642
1,400	Wynn Resorts, Ltd.[a]	99,246
9,120	Yum! Brands, Inc.	307,891

	Total Consumer Discretionary	16,977,933

Consumer Staples (7.6%)
40,400	Altria Group, Inc.	719,524
12,641	Archer-Daniels-Midland Company	369,370
8,400	Avon Products, Inc.	285,264
2,225	Brown-Forman Corporation	107,290
3,700	Campbell Soup Company	120,694
2,800	Clorox Company	164,696
45,900	Coca-Cola Company	2,464,830
6,200	Coca-Cola Enterprises, Inc.	132,742
9,900	Colgate-Palmolive Company	755,172
8,500	ConAgra Foods, Inc.	184,280
3,800	Constellation Brands, Inc.[a]	57,570
8,700	Costco Wholesale Corporation	491,202
28,505	CVS Caremark Corporation	1,018,769
3,400	Dean Foods Company[a]	60,486
5,100	Dr. Pepper Snapple Group, Inc.[a]	146,625
2,400	Estee Lauder Companies, Inc.	88,992
6,500	General Mills, Inc.	418,470
6,250	H.J. Heinz Company	248,437
3,200	Hershey Company	124,352
1,300	Hormel Foods Corporation	46,176
2,355	J.M. Smucker Company	124,839
5,100	Kellogg Company	251,073
8,280	Kimberly-Clark Corporation	488,354
29,260	Kraft Foods, Inc.	768,660
12,400	Kroger Company	255,936
3,300	Lorillard, Inc.	245,190
2,500	McCormick & Company, Inc.	84,850
3,200	Molson Coors Brewing Company	155,776
2,800	Pepsi Bottling Group, Inc.	102,032
30,920	PepsiCo, Inc.	1,813,767
38,400	Philip Morris International, Inc.	1,871,616
57,879	Procter & Gamble Company	3,352,352
3,300	Reynolds American, Inc.	146,916
8,000	Safeway, Inc.	157,760
12,900	Sara Lee Corporation	143,706
4,069	SUPERVALU, Inc.	61,279
11,400	SYSCO Corporation	283,290

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Balanced Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (66.0%)	Value
Consumer Staples (7.6%) - continued
5,800	Tyson Foods, Inc.	$73,254
19,700	Walgreen Company	738,159
42,800	Wal-Mart Stores, Inc.	2,101,052
2,800	Whole Foods Market, Inc.[a]	85,372

	Total Consumer Staples	21,310,174

Energy (7.7%)
9,736	Anadarko Petroleum Corporation	610,739
6,668	Apache Corporation	612,322
6,220	Baker Hughes, Inc.	265,345
5,700	BJ Services Company	110,751
2,000	Cabot Oil & Gas Corporation	71,500
4,400	Cameron International Corporation[a]	166,408
12,800	Chesapeake Energy Corporation	363,520
39,774	Chevron Corporation	2,801,283
29,382	ConocoPhillips	1,326,891
3,600	CONSOL Energy, Inc.	162,396
4,700	Denbury Resources, Inc.[a]	71,111
8,800	Devon Energy Corporation	592,504
1,400	Diamond Offshore Drilling, Inc.	133,728
13,386	El Paso Corporation	138,144
2,900	ENSCO International, Inc.	123,366
5,000	EOG Resources, Inc.	417,550
95,172	Exxon Mobil Corporation	6,529,751
2,500	FMC Technologies, Inc.[a]	130,600
17,800	Halliburton Company	482,736
5,800	Hess Corporation	310,068
14,022	Marathon Oil Corporation	447,302
1,800	Massey Energy Company	50,202
3,800	Murphy Oil Corporation	218,766
5,600	Nabors Industries, Ltd.[a]	117,040
8,300	National Oilwell Varco, Inc.[a]	357,979
3,500	Noble Energy, Inc.	230,860
16,100	Occidental Petroleum Corporation	1,262,240
5,300	Peabody Energy Corporation	197,266
2,200	Pioneer Natural Resources Company	79,838
3,200	Range Resources Corporation	157,952
2,200	Rowan Companies, Inc.	50,754
23,800	Schlumberger, Ltd.	1,418,480
4,400	Smith International, Inc.	126,280
6,900	Southwestern Energy Company[a]	294,492
12,321	Spectra Energy Corporation	233,360
2,400	Sunoco, Inc.	68,280
2,700	Tesoro Petroleum Corporation	40,446
11,100	Valero Energy Corporation	215,229
11,300	Williams Companies, Inc.	201,931
11,550	XTO Energy, Inc.	477,246

	Total Energy	21,666,656

Financials (10.1%)
9,300	AFLAC, Inc.	397,482
10,696	Allstate Corporation	327,512
23,600	American Express Company	800,040
2,720	American International Group, Inc.[a,b]	119,979
5,140	Ameriprise Financial, Inc.	186,736
5,450	Aon Corporation	221,760
2,254	Apartment Investment & Management Company	33,246
2,400	Assurant, Inc.	76,944
1,653	AvalonBay Communities, Inc.	120,223

Shares	Common Stock (66.0%)	Value
Financials (10.1%) - continued
171,354	Bank of America Corporation	$2,899,310
23,901	Bank of New York Mellon Corporation	692,890
13,500	BB&T Corporation	367,740
2,800	Boston Properties, Inc.	183,540
9,065	Capital One Financial Corporation	323,892
4,700	CB Richard Ellis Group, Inc.[a]	55,178
18,925	Charles Schwab Corporation	362,414
7,000	Chubb Corporation	352,870
3,051	Cincinnati Financial Corporation	79,295
257,989	Citigroup, Inc.	1,248,667
1,400	CME Group, Inc.	431,466
3,000	Comerica, Inc.	89,010
10,495	Discover Financial Services	170,334
17,300	E*TRADE Financial Corporation[a]	30,275
5,500	Equity Residential REIT	168,850
1,700	Federated Investors, Inc.	44,829
15,716	Fifth Third Bancorp	159,203
4,162	First Horizon National Corporation[a]	55,063
3,000	Franklin Resources, Inc.	301,800
9,500	Genworth Financial, Inc.	113,525
10,200	Goldman Sachs Group, Inc.	1,880,370
7,700	Hartford Financial Services Group, Inc.	204,050
5,900	Health Care Property Investors, Inc.	169,566
2,400	Health Care REIT, Inc.	99,888
11,700	Host Marriott Corporation	137,709
8,900	Hudson City Bancorp, Inc.	117,035
12,916	Huntington Bancshares, Inc.[b]	60,834
1,500	IntercontinentalExchange, Inc.[a]	145,785
8,200	Invesco, Ltd.	186,632
77,824	J.P. Morgan Chase & Company	3,410,248
3,500	Janus Capital Group, Inc.	49,630
17,200	KeyCorp	111,800
7,400	Kimco Realty Corporation	96,496
3,300	Legg Mason, Inc.	102,399
3,700	Leucadia National Corporation[a]	91,464
6,011	Lincoln National Corporation	155,745
7,200	Loews Corporation	246,600
1,600	M&T Bank Corporation[b]	99,712
10,300	Marsh & McLennan Companies, Inc.	254,719
7,200	Marshall & Ilsley Corporation	58,104
3,000	MBIA, Inc.[a]	23,280
16,266	MetLife, Inc.	619,247
3,900	Moody’s Corporation	79,794
26,990	Morgan Stanley	833,451
2,900	Nasdaq OMX Group, Inc.[a]	61,045
4,800	Northern Trust Corporation	279,168
5,200	NYSE Euronext	150,228
6,600	People’s United Financial, Inc.	102,696
3,300	Plum Creek Timber Company, Inc.[b]	101,112
9,220	PNC Financial Services Group, Inc.	448,000
6,400	Principal Financial Group, Inc.	175,296
13,000	Progressive Corporation[a]	215,540
8,700	ProLogis Trust	103,704
9,200	Prudential Financial, Inc.	459,172
2,700	Public Storage, Inc.	203,148
23,300	Regions Financial Corporation	144,693

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Balanced Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (66.0%)	Value
Financials (10.1%) - continued
5,718	Simon Property Group, Inc.	$397,001
9,100	SLM Corporation[a]	79,352
9,800	State Street Corporation	515,480
9,900	SunTrust Banks, Inc.	223,245
5,100	T. Rowe Price Group, Inc.	233,070
1,700	Torchmark Corporation	73,831
11,325	Travelers Companies, Inc.	557,530
37,821	U.S. Bancorp	826,767
6,458	UnumProvident Corporation	138,459
3,100	Ventas, Inc.	119,350
3,141	Vornado Realty Trust	202,312
92,582	Wells Fargo & Company	2,608,961
6,700	XL Capital, Ltd.	116,982
2,600	Zions Bancorporation[b]	46,722

	Total Financials	28,231,495

Health Care (8.6%)
30,700	Abbott Laboratories	1,518,729
8,656	Aetna, Inc.	240,896
6,100	Allergan, Inc.	346,236
5,500	AmerisourceBergen Corporation	123,090
20,052	Amgen, Inc.[a]	1,207,732
12,000	Baxter International, Inc.	684,120
4,800	Becton, Dickinson and Company	334,800
5,730	Biogen Idec, Inc.[a]	289,480
29,350	Boston Scientific Corporation[a]	310,817
38,900	Bristol-Myers Squibb Company	876,028
2,000	C.R. Bard, Inc.	157,220
7,075	Cardinal Health, Inc.	189,610
3,487	CareFusion Corporation[a]	76,017
9,100	Celgene Corporation[a]	508,690
1,500	Cephalon, Inc.[a]	87,360
5,500	CIGNA Corporation	154,495
2,950	Coventry Health Care, Inc.[a]	58,882
2,100	DaVita, Inc.[a]	118,944
3,000	Dentsply International, Inc.	103,620
20,000	Eli Lilly and Company	660,600
5,500	Express Scripts, Inc.[a]	426,690
5,900	Forest Laboratories, Inc.[a]	173,696
5,400	Genzyme Corporation[a]	306,342
18,000	Gilead Sciences, Inc.[a]	838,440
3,130	Hospira, Inc.[a]	139,598
3,400	Humana, Inc.[a]	126,820
3,300	IMS Health, Inc.	50,655
800	Intuitive Surgical, Inc.[a]	209,800
54,606	Johnson & Johnson	3,324,959
4,433	King Pharmaceuticals, Inc.[a]	47,743
2,200	Laboratory Corporation of America Holdings[a]	144,540
3,537	Life Technologies Corporation[a]	164,647
5,280	McKesson Corporation	314,424
9,410	Medco Health Solutions, Inc.[a]	520,467
21,800	Medtronic, Inc.	802,240
41,700	Merck & Company, Inc.	1,318,971
1,100	Millipore Corporation[a]	77,363
5,800	Mylan Laboratories, Inc.[a]	92,858
1,900	Patterson Companies, Inc.[a]	51,775
2,200	PerkinElmer, Inc.	42,328
133,051	Pfizer, Inc.	2,201,994
3,000	Quest Diagnostics, Inc.	156,570
32,300	Schering-Plough Corporation	912,475
6,980	St. Jude Medical, Inc.[a]	272,290
5,600	Stryker Corporation	254,408
8,250	Tenet Healthcare Corporation[a]	48,510

Shares	Common Stock (66.0%)	Value
Health Care (8.6%) - continued
8,100	Thermo Fisher Scientific, Inc.[a]	$353,727
23,100	UnitedHealth Group, Inc.	578,424
2,500	Varian Medical Systems, Inc.[a]	105,325
1,900	Waters Corporation[a]	106,134
2,100	Watson Pharmaceuticals, Inc.[a]	76,944
9,500	WellPoint, Inc.[a]	449,920
26,400	Wyeth	1,282,511
4,290	Zimmer Holdings, Inc.[a]	229,301

	Total Health Care	24,250,255

Industrials (6.8%)
13,900	3M Company	1,025,820
2,300	Avery Dennison Corporation	82,823
14,428	Boeing Company	781,276
5,192	Burlington Northern Santa Fe Corporation	414,477
3,400	C.H. Robinson Worldwide, Inc.	196,350
12,400	Caterpillar, Inc.	636,492
2,600	Cintas Corporation	78,806
7,800	CSX Corporation	326,508
4,000	Cummins, Inc.	179,240
5,200	Danaher Corporation	350,064
8,400	Deere & Company	360,528
3,700	Dover Corporation	143,412
1,100	Dun & Bradstreet Corporation	82,852
3,300	Eaton Corporation	186,747
14,900	Emerson Electric Company	597,192
2,500	Equifax, Inc.	72,850
4,300	Expeditors International of Washington, Inc.	151,145
2,700	Fastenal Company[b]	104,490
6,240	FedEx Corporation	469,373
1,200	Flowserve Corporation	118,248
3,600	Fluor Corporation	183,060
7,700	General Dynamics Corporation	497,420
210,200	General Electric Company	3,451,484
2,400	Goodrich Corporation	130,416
14,937	Honeywell International, Inc.	554,910
7,700	Illinois Tool Works, Inc.	328,867
3,500	Iron Mountain, Inc.[a]	93,310
3,600	ITT Corporation	187,740
2,500	Jacobs Engineering Group, Inc.[a]	114,875
2,400	L-3 Communications Holdings, Inc.	192,768
6,500	Lockheed Martin Corporation	507,520
7,000	Masco Corporation	90,440
2,600	Monster Worldwide, Inc.[a]	45,448
7,300	Norfolk Southern Corporation	314,703
6,406	Northrop Grumman Corporation	331,510
7,250	PACCAR, Inc.	273,397
2,400	Pall Corporation	77,472
3,250	Parker-Hannifin Corporation	168,480
4,000	Pitney Bowes, Inc.	99,400
2,800	Precision Castparts Corporation	285,236
3,900	Quanta Services, Inc.[a]	86,307
4,000	R.R. Donnelley & Sons Company	85,040
7,800	Raytheon Company	374,166
6,405	Republic Services, Inc.	170,181
3,100	Robert Half International, Inc.	77,562
2,900	Rockwell Automation, Inc.	123,540
3,200	Rockwell Collins, Inc.	162,560
1,200	Ryder System, Inc.	46,872
13,780	Southwest Airlines Company	132,288
1,700	Stericycle, Inc.[a]	82,365

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Balanced Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (66.0%)	Value
Industrials (6.8%) - continued
5,400	Textron, Inc.	$102,492
10,000	Union Pacific Corporation	583,500
19,800	United Parcel Service, Inc.	1,118,106
18,700	United Technologies Corporation	1,139,391
1,300	W.W. Grainger, Inc.	116,168
9,830	Waste Management, Inc.	293,131

	Total Industrials	18,980,818

Information Technology (12.3%)
10,500	Adobe Systems, Inc.[a]	346,920
10,200	Advanced Micro Devices, Inc.[a,b]	57,732
2,000	Affiliated Computer Services, Inc.[a]	108,340
6,763	Agilent Technologies, Inc.[a]	188,214
3,400	Akamai Technologies, Inc.[a]	66,912
5,700	Altera Corporation	116,907
3,400	Amphenol Corporation	128,112
5,600	Analog Devices, Inc.	154,448
17,800	Apple, Inc.[a]	3,299,586
25,300	Applied Materials, Inc.	339,020
4,500	Autodesk, Inc.[a]	107,100
10,000	Automatic Data Processing, Inc.	393,000
3,700	BMC Software, Inc.[a]	138,861
8,650	Broadcom Corporation[a]	265,469
7,775	CA, Inc.	170,972
1,814	CIENA Corporation[a]	29,532
114,000	Cisco Systems, Inc.[a]	2,683,560
3,700	Citrix Systems, Inc.[a]	145,151
5,900	Cognizant Technology Solutions Corporation[a]	228,094
3,000	Computer Sciences Corporation[a]	158,130
4,000	Compuware Corporation[a]	29,320
2,200	Convergys Corporation[a]	21,868
30,400	Corning, Inc.	465,424
33,800	Dell, Inc.[a]	515,788
22,300	eBay, Inc.[a]	526,503
6,500	Electronic Arts, Inc.[a]	123,825
39,724	EMC Corporation[a]	676,897
3,600	Fidelity National Information Services, Inc.	91,836
3,050	Fiserv, Inc.[a]	147,010
3,100	FLIR Systems, Inc.[a]	86,707
4,800	Google, Inc.[a]	2,380,080
2,700	Harris Corporation	101,520
46,961	Hewlett-Packard Company	2,217,029
110,500	Intel Corporation	2,162,485
25,900	International Business Machines Corporation	3,097,899
6,300	Intuit, Inc.[a]	179,550
3,500	Jabil Circuit, Inc.	46,935
3,800	JDS Uniphase Corporation[a]	27,018
10,300	Juniper Networks, Inc.[a]	278,306
3,300	KLA-Tencor Corporation	118,338
1,500	Lexmark International, Inc.[a]	32,310
4,300	Linear Technology Corporation	118,809
11,800	LSI Corporation[a]	64,782
2,000	MasterCard, Inc.	404,300
3,100	McAfee, Inc.[a]	135,749
4,500	MEMC Electronic Materials, Inc.[a]	74,835
3,600	Microchip Technology, Inc.	95,400
16,400	Micron Technology, Inc.[a]	134,480
153,300	Microsoft Corporation	3,968,937
2,450	Molex, Inc.	51,156
44,821	Motorola, Inc.	385,012

Shares	Common Stock (66.0%)	Value
Information Technology (12.3%) - continued
4,300	National Semiconductor Corporation	$61,361
6,600	NETAPP, Inc.[a]	176,088
5,200	Novell, Inc.[a]	23,452
1,600	Novellus Systems, Inc.[a]	33,568
10,650	NVIDIA Corporation[a]	160,069
76,959	Oracle Corporation	1,603,826
6,250	Paychex, Inc.	181,562
2,200	QLogic Corporation[a]	37,840
33,000	QUALCOMM, Inc.	1,484,340
3,800	Red Hat, Inc.[a]	105,032
2,200	Salesforce.com, Inc.[a]	125,246
4,500	SanDisk Corporation[a]	97,650
14,775	Sun Microsystems, Inc.[a]	134,305
15,972	Symantec Corporation[a]	263,059
6,200	Tellabs, Inc.[a]	42,904
3,400	Teradata Corporation[a]	93,568
3,000	Teradyne, Inc.[a]	27,750
24,800	Texas Instruments, Inc.	587,512
3,600	Total System Services, Inc.	57,996
3,800	VeriSign, Inc.[a]	90,022
4,500	Western Digital Corporation[a]	164,385
13,762	Western Union Company	260,377
16,800	Xerox Corporation	130,032
5,300	Xilinx, Inc.	124,126
23,500	Yahoo!, Inc.[a]	418,535

	Total Information Technology	34,370,773

Materials (2.3%)
4,100	Air Products and Chemicals, Inc.	318,078
1,700	Airgas, Inc.	82,229
2,200	AK Steel Holding Corporation	43,406
19,064	Alcoa, Inc.	250,120
1,881	Allegheny Technologies, Inc.	65,816
1,800	Ball Corporation	88,560
2,200	Bemis Company, Inc.	57,002
1,000	CF Industries Holdings, Inc.	86,230
22,677	Dow Chemical Company	591,189
17,819	E.I. du Pont de Nemours and Company	572,703
1,400	Eastman Chemical Company	74,956
4,700	Ecolab, Inc.	217,281
1,500	FMC Corporation	84,375
8,244	Freeport-McMoRan Copper & Gold, Inc.	565,621
1,500	International Flavors & Fragrances, Inc.	56,895
8,521	International Paper Company	189,422
3,280	MeadWestvaco Corporation	73,177
10,866	Monsanto Company	841,028
9,717	Newmont Mining Corporation	427,742
6,300	Nucor Corporation	296,163
3,400	Owens-Illinois, Inc.[a]	125,460
2,700	Pactiv Corporation[a]	70,335
3,200	PPG Industries, Inc.	186,272
6,100	Praxair, Inc.	498,309
3,128	Sealed Air Corporation	61,403
2,400	Sigma-Aldrich Corporation	129,552
1,600	Titanium Metals Corporation	15,344
2,900	United States Steel Corporation	128,673
2,500	Vulcan Materials Company[b]	135,175

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Balanced Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (66.0%)	Value
Materials (2.3%) - continued
4,100	Weyerhaeuser Company	$150,265

	Total Materials	6,482,781

Telecommunications Services (2.1%)
7,900	American Tower Corporation[a]	287,560
116,679	AT&T, Inc.	3,151,500
5,794	CenturyTel, Inc.	194,678
6,100	Frontier Communications Corporation	45,994
4,900	MetroPCS Communications, Inc.[a]	45,864
27,418	Qwest Communications International, Inc.[b]	104,463
56,269	Sprint Nextel Corporation[a]	222,262
56,170	Verizon Communications, Inc.	1,700,266
7,917	Windstream Corporation	80,199

	Total Telecommunications Services	5,832,786

Utilities (2.4%)
13,000	AES Corporation[a]	192,660
3,300	Allegheny Energy, Inc.	87,516
4,500	Ameren Corporation	113,760
9,240	American Electric Power Company, Inc.	286,348
7,124	CenterPoint Energy, Inc.	88,551
3,800	CMS Energy Corporation	50,920
5,400	Consolidated Edison, Inc.	221,076
4,000	Constellation Energy Group, Inc.	129,480
11,830	Dominion Resources, Inc.	408,135
3,200	DTE Energy Company	112,448
24,542	Duke Energy Corporation	386,291
8,909	Dynegy, Inc.[a]	22,718
6,500	Edison International, Inc.	218,270
3,900	Entergy Corporation	311,454
2,600	EQT Corporation	110,760
13,074	Exelon Corporation	648,732
6,100	FirstEnergy Corporation	278,892
8,200	FPL Group, Inc.	452,886
1,607	Integrys Energy Group, Inc.	57,675
900	Nicor, Inc.	32,931
4,934	NiSource, Inc.	68,533
3,200	Northeast Utilities	75,968
4,200	Pepco Holdings, Inc.	62,496
7,400	PG&E Corporation	299,626
1,900	Pinnacle West Capital Corporation	62,358
7,400	PPL Corporation	224,516
5,491	Progress Energy, Inc.	214,479
10,000	Public Service Enterprise Group, Inc.	314,400
3,500	Questar Corporation	131,460
2,100	SCANA Corporation	73,290
4,787	Sempra Energy	238,441
15,800	Southern Company	500,386
3,800	TECO Energy, Inc.	53,504
2,300	Wisconsin Energy Corporation	103,891
8,310	Xcel Energy, Inc.	159,884

	Total Utilities	6,794,735

	Total Common Stock (cost $182,170,628)	184,898,406

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Asset-Backed Securities (1.7%)
	Americredit Automobile Receivables Trust
$866,794	0.334%, 10/6/2009[c,d]	$853,849
	Bear Stearns Mortgage Funding Trust
460,709	0.386%, 10/26/2009[d]	85,520
	Countrywide Asset-Backed Certificates
847,629	5.549%, 4/25/2036[c]	661,468
	Countrywide Home Loans Asset-Backed Securities
682,952	6.085%, 6/25/2021[c]	278,164
	Credit Based Asset Servicing and Securitization, LLC
484,125	5.501%, 12/25/2036	373,211
	First Franklin Mortgage Loan Asset-Backed Certificates
195,599	0.356%, 10/26/2009[d]	192,676
	First Horizon ABS Trust
676,337	0.376%, 10/26/2009[c,d]	297,931
1,127,774	0.406%, 10/26/2009[c,d]	352,271
	GMAC Mortgage Corporation Loan Trust
1,100,492	0.426%, 10/26/2009[c,d]	426,520
1,815,537	0.426%, 10/26/2009[c,d]	506,117
	IndyMac Seconds Asset-Backed Trust
489,557	0.416%, 10/26/2009[c,d]	131,645
	SLM Student Loan Trust
64,699	0.514%, 10/26/2009[d]	64,700
	Wachovia Asset Securitization, Inc.
1,279,034	0.386%, 10/26/2009[c,d,e]	564,962

	Total Asset-Backed Securities	4,789,034

Capital Goods (0.2%)
	John Deere Capital Corporation
300,000	7.000%, 3/15/2012	334,756
	United Technologies Corporation
225,000	6.050%, 6/1/2036	258,834

	Total Capital Goods	593,590

Collateralized Mortgage Obligations (0.6%)
	Merrill Lynch Mortgage Investors, Inc.
1,114,088	4.869%, 6/25/2035	993,044
	Thornburg Mortgage Securities Trust
502,848	0.356%, 10/26/2009[d]	475,417

	Total Collateralized Mortgage Obligations	1,468,461

Commercial Mortgage-Backed Securities (3.2%)
	Bear Stearns Commercial Mortgage Securities, Inc.
2,500,000	0.393%, 10/15/2009[d,e]	1,935,955
700,000	5.835%, 9/11/2042	477,478
	Commercial Mortgage Pass-Through Certificates
68,047	0.343%, 10/15/2009[d,f]	67,573
2,000,000	0.373%, 10/15/2009[d,e]	1,273,852

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Balanced Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Commercial Mortgage-Backed Securities (3.2%) - continued
	Credit Suisse Mortgage Capital Certificates
$2,000,000	0.413%, 10/15/2009[d,f]	$1,035,492
	General Electric Commercial Mortgage Corporation
200,000	4.641%, 9/10/2013	204,499
	GMAC Commercial Mortgage Securities, Inc.
1,500,000	4.547%, 12/10/2041	1,494,053
	GS Mortgage Securities Corporation II
1,000,000	0.384%, 10/6/2009[d,f]	923,201
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
400,000	4.654%, 1/12/2037	398,662
1,500,000	5.336%, 5/15/2047	1,285,308

	Total Commercial Mortgage- Backed Securities	9,096,073

Communications Services (0.7%)
	AT&T, Inc.
200,000	6.400%, 5/15/2038	212,313
	Cox Communications, Inc.
115,000	6.450%, 12/1/2036[f]	117,976
	France Telecom SA
225,000	7.750%, 3/1/2011	243,624
	News America, Inc.
225,000	6.400%, 12/15/2035	226,975
	SBC Communications, Inc.
225,000	5.875%, 2/1/2012	244,092
	Telecom Italia Capital SA
550,000	5.250%, 11/15/2013	578,569
	Time Warner Cable, Inc.
200,000	7.300%, 7/1/2038	230,842

	Total Communications Services	1,854,391

Consumer Cyclical (0.4%)
	Wal-Mart Stores, Inc.
450,000	7.550%, 2/15/2030	578,526
	Walt Disney Company
500,000	5.625%, 9/15/2016	551,177

	Total Consumer Cyclical	1,129,703

Consumer Non-Cyclical (0.6%)
	Boston Scientific Corporation
225,000	7.000%, 11/15/2035	206,156
	GlaxoSmithKline Capital, Inc.
200,000	6.375%, 5/15/2038	235,780
	Kellogg Company
400,000	4.250%, 3/6/2013	420,103
	Philip Morris International, Inc.
200,000	6.375%, 5/16/2038	230,168
	Wyeth
450,000	6.000%, 2/15/2036	499,230

	Total Consumer Non-Cyclical	1,591,437

Energy (0.4%)
	Burlington Resources, Inc.
500,000	6.500%, 12/1/2011	549,259

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Energy (0.4%) - continued
	Energy Transfer Partners, LP
$300,000	6.700%, 7/1/2018	$321,029
	Petro-Canada
200,000	6.800%, 5/15/2038	213,469

	Total Energy	1,083,757

Financials (2.9%)
	BAC Capital Trust XI
225,000	6.625%, 5/23/2036	196,312
	Bank of America Corporation
250,000	6.500%, 8/1/2016	262,788
	Bank One Corporation
750,000	5.900%, 11/15/2011	801,898
	Barclays Bank plc
200,000	5.000%, 9/22/2016	202,554
	BNP Paribas SA
900,000	5.186%, 6/29/2015[f]	713,577
	Chubb Corporation
400,000	6.500%, 5/15/2038	471,587
	CIGNA Corporation
300,000	6.350%, 3/15/2018	300,815
	Citigroup, Inc.
250,000	5.000%, 9/15/2014	237,896
	General Electric Capital Corporation
500,000	2.200%, 6/8/2012	507,729
225,000	5.875%, 1/14/2038	206,343
	Goldman Sachs Group, Inc.
675,000	6.600%, 1/15/2012	732,963
	HSBC Finance Corporation
500,000	5.000%, 6/30/2015	501,916
	HSBC Holdings plc
200,000	6.800%, 6/1/2038	224,422
	J.P. Morgan Chase & Company
500,000	3.125%, 12/1/2011	518,816
	Merrill Lynch & Company, Inc.
450,000	5.000%, 2/3/2014	452,304
	MetLife, Inc.
150,000	5.000%, 6/15/2015	156,645
	Preferred Term Securities XXIII, Ltd.
1,200,474	0.499%, 12/22/2009[d,e]	480,190
	ProLogis Trust
425,000	5.500%, 3/1/2013	403,261
	Prudential Financial, Inc.
225,000	5.700%, 12/14/2036	201,622
	Wachovia Bank NA
425,000	4.875%, 2/1/2015	435,885
	Washington Mutual Bank FA
500,000	5.500%, 1/15/2013	1,250

	Total Financials	8,010,773

Foreign (1.2%)
	Brazil Government International Bond
100,000	5.625%, 1/7/2041[g]	97,498
	Codelco, Inc.
300,000	6.375%, 11/30/2012[f]	330,703
	Kreditanstalt fuer Wiederaufbau
400,000	3.750%, 6/27/2011	418,932
	Province of Newfoundland
500,000	8.650%, 10/22/2022	672,829

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Balanced Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Foreign (1.2%) - continued
	Province of Quebec
$600,000	4.875%, 5/5/2014	$653,191
	Republic of Italy
750,000	4.375%, 6/15/2013	796,037
300,000	5.375%, 6/12/2017	327,690

	Total Foreign	3,296,880

Mortgage-Backed Securities (9.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,371	7.500%, 8/1/2010	2,433
9,789	7.000%, 2/1/2011	10,018
5,360	6.000%, 5/1/2012	5,717
2,483	8.000%, 6/1/2012	2,640
4,598	7.000%, 8/1/2012	4,839
9,519	6.500%, 11/1/2012	10,154
10,262	6.500%, 8/1/2013	10,978
33,609	6.000%, 2/1/2014	35,906
72,303	5.500%, 4/1/2014	77,189
35,378	6.000%, 4/1/2014	37,763
26,040	6.000%, 4/1/2014	27,820
32,039	6.500%, 6/1/2014	34,256
21,913	7.500%, 9/1/2014	23,699
807,226	5.500%, 12/1/2017	866,192
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
18,932	6.500%, 4/1/2024	20,410
33,984	9.000%, 11/1/2024	39,002
1,953	9.000%, 4/1/2025	2,239
3,104	7.000%, 9/1/2025	3,433
3,227	8.500%, 9/1/2025	3,698
3,507	8.000%, 1/1/2026	3,977
2,664	6.500%, 5/1/2026	2,872
1,615	7.000%, 5/1/2026	1,780
15,247	6.000%, 7/1/2026	16,258
1,290	7.500%, 7/1/2026	1,457
713	7.500%, 8/1/2026	805
3,153	8.000%, 11/1/2026	3,579
3,102	7.500%, 1/1/2027	3,503
6,378	6.500%, 2/1/2027	6,878
8,887	7.000%, 2/1/2027	9,784
18,878	8.000%, 3/1/2027	21,428
5,968	7.500%, 4/1/2027	6,744
2,032	7.000%, 5/1/2027	2,237
15,928	8.000%, 6/1/2027	18,090
6,175	8.500%, 7/1/2027	7,088
6,449	7.000%, 9/1/2027	7,100
11,052	8.000%, 10/1/2027	12,552
9,052	7.500%, 11/1/2027	10,230
3,366	7.500%, 12/1/2027	3,804
39,285	6.500%, 6/1/2028	42,368
20,682	7.000%, 10/1/2028	22,760
62,179	6.500%, 11/1/2028	67,059
59,492	6.000%, 3/1/2029	63,493
28,259	6.500%, 4/1/2029	30,459
56,693	6.000%, 5/1/2029	60,505
58,408	7.000%, 5/1/2029	64,232
21,417	6.500%, 7/1/2029	23,084
19,367	6.500%, 8/1/2029	20,875
10,786	7.000%, 9/1/2029	11,862
13,247	7.000%, 10/1/2029	14,568

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Mortgage-Backed Securities (9.6%) - continued
$9,108	7.500%, 11/1/2029	$10,227
9,067	7.000%, 1/1/2030	9,975
23,431	7.500%, 1/1/2030	26,315
8,173	8.000%, 8/1/2030	9,273
42,343	6.000%, 3/1/2031	45,137
147,567	6.000%, 6/1/2031	157,306
127,945	6.000%, 1/1/2032	136,389
484,672	6.000%, 10/1/2032	516,055
3,500,000	5.000%, 10/1/2039[g]	3,615,937
2,050,000	6.000%, 10/1/2039[g]	2,163,390
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
226	9.000%, 4/1/2010	233
583	9.000%, 4/1/2010	602
733	6.000%, 2/1/2011	782
2,514	8.000%, 5/1/2011	2,643
3,414	7.000%, 6/1/2011	3,548
1,058	6.500%, 7/1/2011	1,108
957	7.500%, 7/1/2011	973
12,948	6.500%, 5/1/2012	13,815
2,992	6.500%, 7/1/2012	3,193
16,543	7.000%, 10/1/2012	17,420
3,801	7.000%, 12/1/2012	4,003
9,737	6.500%, 6/1/2013	10,423
30,928	6.000%, 11/1/2013	33,149
67,509	5.500%, 12/1/2013	71,997
29,409	6.000%, 12/1/2013	31,443
10,838	7.500%, 4/1/2015	11,797
2,000,000	5.000%, 10/1/2024[g]	2,096,876
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,713	10.500%, 8/1/2020	6,483
5,776	9.500%, 4/1/2025	6,636
1,061	7.500%, 9/1/2025	1,186
3,471	8.500%, 11/1/2025	3,963
2,458	7.000%, 1/1/2026	2,714
8,360	6.500%, 2/1/2026	9,027
3,826	7.000%, 3/1/2026	4,224
6,000	6.500%, 4/1/2026	6,478
1,563	8.500%, 5/1/2026	1,786
2,378	7.500%, 7/1/2026	2,661
15,234	7.500%, 8/1/2026	17,045
1,888	8.000%, 8/1/2026	2,137
6,403	7.000%, 11/1/2026	7,068
2,676	8.000%, 11/1/2026	3,030
648	7.500%, 12/1/2026	725
1,803	7.500%, 2/1/2027	2,017
5,378	7.000%, 3/1/2027	5,936
5,938	7.500%, 5/1/2027	6,647
9,036	6.500%, 7/1/2027	9,757
10,039	7.000%, 7/1/2027	11,091
1,246	7.500%, 8/1/2027	1,395
35,097	8.000%, 9/1/2027	39,757
11,758	7.000%, 10/1/2027	12,991
37,374	7.500%, 12/1/2027	41,837
6,729	8.000%, 12/1/2027	7,622
15,596	6.500%, 2/1/2028	16,839
6,324	7.000%, 2/1/2028	6,986
94,926	6.500%, 7/1/2028	102,731
31,763	7.000%, 8/1/2028	35,111

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Balanced Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Mortgage-Backed Securities (9.6%) - continued
$42,245	6.500%, 11/1/2028	$45,719
16,648	6.500%, 11/1/2028	18,017
2,224	7.000%, 11/1/2028	2,458
89,050	6.000%, 12/1/2028	95,066
31,043	7.000%, 12/1/2028	34,315
36,391	6.000%, 3/1/2029	38,827
42,947	6.500%, 6/1/2029	46,438
62,082	6.000%, 7/1/2029	66,238
2,117	6.500%, 7/1/2029	2,289
59,049	7.500%, 8/1/2029	66,145
46,549	6.000%, 11/1/2029	49,665
21,070	7.000%, 11/1/2029	23,303
28,982	7.000%, 11/1/2029	32,053
18,763	8.500%, 4/1/2030	21,472
8,768	7.500%, 8/1/2030	9,824
99,439	6.500%, 7/1/2031	107,367
44,841	6.500%, 10/1/2031	48,416
53,805	6.500%, 12/1/2031	58,095
68,758	6.500%, 5/1/2032	74,197
368,729	6.500%, 7/1/2032	397,897
12,700,000	5.500%, 10/1/2039[g]	13,283,413
	Government National Mortgage Association 15-Yr. Pass Through
6,188	6.000%, 4/15/2011	6,628
1,146	6.500%, 6/15/2011	1,217
296	7.500%, 7/15/2011	310
4,941	7.000%, 4/15/2012	5,240
56,574	6.000%, 7/15/2014	60,768
	Government National Mortgage Association 30-Yr. Pass Through
4,000	9.500%, 12/15/2024	4,631
6,602	9.500%, 1/15/2025	7,655
2,797	7.500%, 8/15/2025	3,128
11,028	7.000%, 1/15/2026	12,145
16,979	7.000%, 1/15/2026	18,698
11,490	7.000%, 4/15/2026	12,654
6,269	8.000%, 4/15/2026	7,114
17,450	6.000%, 5/15/2026	18,593
6,232	7.000%, 5/15/2026	6,863
3,685	7.500%, 5/15/2026	4,124
21,315	7.000%, 6/15/2026	23,474
7,140	8.500%, 6/15/2026	8,188
2,594	8.500%, 7/15/2026	2,975
16,117	8.000%, 9/15/2026	18,287
3,949	7.500%, 10/15/2026	4,419
2,627	8.000%, 11/15/2026	2,980
2,883	8.500%, 11/15/2026	3,306
3,217	9.000%, 12/15/2026	3,714
26,674	7.500%, 4/15/2027	29,869
6,340	8.000%, 6/20/2027	7,173
1,258	8.000%, 8/15/2027	1,429
74,299	6.500%, 10/15/2027	80,111
23,917	7.000%, 10/15/2027	26,354
24,030	7.000%, 11/15/2027	26,478
1,271	7.000%, 11/15/2027	1,401
89,386	7.000%, 7/15/2028	98,547
16,938	7.500%, 7/15/2028	18,976
47,218	6.500%, 9/15/2028	51,064
76,856	6.000%, 12/15/2028	82,019
45,049	6.500%, 1/15/2029	48,690

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Mortgage-Backed Securities (9.6%) - continued
$201,287	6.500%, 3/15/2029	$217,554
33,368	6.500%, 4/15/2029	36,065
19,501	7.000%, 4/15/2029	21,536
125,538	6.000%, 6/15/2029	133,973
50,733	7.000%, 6/15/2029	56,029
23,746	8.000%, 5/15/2030	27,009
40,204	7.000%, 9/15/2031	44,425
61,344	6.500%, 2/15/2032	66,033

	Total Mortgage-Backed Securities	26,982,766

Technology (0.2%)
	International Business Machines Corporation
500,000	7.500%, 6/15/2013	581,368

	Total Technology	581,368

Transportation (0.1%)
	Union Pacific Corporation
250,000	6.500%, 4/15/2012	275,887

	Total Transportation	275,887

U.S. Government (10.4%)
	Federal Farm Credit Bank
1,000,000	5.375%, 7/18/2011[b]	1,076,277
	Federal Home Loan Mortgage Corporation
2,800,000	5.125%, 11/17/2017	3,111,027
	Federal National Mortgage Association
1,500,000	5.625%, 4/17/2028	1,711,026
	Resolution Funding Corporation
1,000,000	8.625%, 1/15/2021	1,361,192
	Tennessee Valley Authority
150,000	5.250%, 9/15/2039	158,268
	U.S. Treasury Bonds
1,400,000	7.250%, 5/15/2016	1,771,984
500,000	6.875%, 8/15/2025	672,188
	U.S. Treasury Notes
3,250,000	4.375%, 12/15/2010	3,401,837
3,500,000	4.500%, 11/30/2011	3,758,125
1,750,000	1.375%, 9/15/2012	1,746,992
3,000,000	2.875%, 1/31/2013	3,128,202
1,750,000	2.000%, 11/30/2013	1,752,461
2,000,000	4.250%, 8/15/2014	2,186,250
700,000	4.500%, 2/15/2016	772,351
1,850,000	2.750%, 2/15/2019	1,765,449
750,000	3.125%, 5/15/2019	737,988

	Total U.S. Government	29,111,617

U.S. Municipals (<0.1%)
	Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
150,000	5.720%, 12/1/2038	162,582

	Total U.S. Municipals	162,582

Utilities (0.6%)
	Commonwealth Edison Company
225,000	5.900%, 3/15/2036	239,120

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Balanced Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (32.8%)	Value
Utilities (0.6%) - continued
	Oncor Electric Delivery Company
$425,000	6.375%, 1/15/2015	$471,074
	Oneok Partners, LP
225,000	6.650%, 10/1/2036	239,754
	Progress Energy, Inc.
300,000	7.000%, 10/30/2031	348,652
	Southern California Edison Company
225,000	5.000%, 1/15/2014	241,807
	Xcel Energy, Inc.
225,000	6.500%, 7/1/2036	251,227

	Total Utilities	1,791,634

	Total Long-Term Fixed Income (cost $97,771,020)	91,819,953

Shares	Collateral Held for Securities Loaned (0.8%)	Value
2,160,848	Thrivent Financial Securities Lending Trust	2,160,848

	Total Collateral Held for Securities Loaned (cost $2,160,848)	2,160,848

Shares or Principal Amount	Short-Term Investments (8.5%)[h]	Value
	Federal Home Loan Bank Discount Notes
9,415,000	0.120%, 10/9/2009	9,414,749
800,000	0.200%, 3/17/2010[i]	799,270
	Federal National Mortgage Association Discount Notes
8,005,000	0.080%, 10/15/2009	8,004,751
5,651,779	Thrivent Money Market Portfolio	5,651,779

	Total Short-Term Investments (at amortized cost)	23,870,549

	Total Investments (cost $305,973,045) 108.1%	$302,749,756

	Other Assets and Liabilities, Net (8.1%)	(22,800,203)

	Total Net Assets 100.0%	$279,949,553

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	All or a portion of the security is insured or guaranteed.
d	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

e

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Portfolio owned as of September 30, 2009.

Security	Acquisition Date	Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$2,500,000
Commercial Mortgage Pass-Through Certificates	10/18/2006	2,000,000
Preferred Term Securities XXIII, Ltd.	9/14/2006	1,200,474
Wachovia Asset Securitization, Inc.	3/16/2007	1,279,034

f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2009, the value of these investments was $3,188,522 or 1.1% of total net assets.

g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
i	At September 30, 2009, $799,270 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$57,906,414
Gross unrealized depreciation	(61,129,703)

Net unrealized appreciation (depreciation)	$(3,223,289)

Cost for federal income tax purposes	$305,973,045

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Balanced Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Balanced Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	16,977,933	16,977,933	–	–
Consumer Staples	21,310,174	21,310,174	–	–
Energy	21,666,656	21,666,656	–	–
Financials	28,231,495	28,231,495	–	–
Health Care	24,250,255	24,250,255	–	–
Industrials	18,980,818	18,980,818	–	–
Information Technology	34,370,773	34,370,773	–	–
Materials	6,482,781	6,482,781	–	–
Telecommunications Services	5,832,786	5,832,786	–	–
Utilities	6,794,735	6,794,735	–	–
Long-Term Fixed Income
Asset-Backed Securities	4,789,034	–	4,224,072	564,962
Capital Goods	593,590	–	593,590	–
Collateralized Mortgage Obligations	1,468,461	–	1,468,461	–
Commercial Mortgage-Backed Securities	9,096,073	–	9,096,073	–
Communications Services	1,854,391	–	1,854,391	–
Consumer Cyclical	1,129,703	–	1,129,703	–
Consumer Non-Cyclical	1,591,437	–	1,591,437	–
Energy	1,083,757	–	1,083,757	–
Financials	8,010,773	–	8,010,773	–
Foreign	3,296,880	–	3,296,880	–
Mortgage-Backed Securities	26,982,766	–	26,982,766	–
Technology	581,368	–	581,368	–
Transportation	275,887	–	275,887	–
U.S. Government	29,111,617	–	29,111,617	–
U.S. Municipals	162,582	–	162,582	–
Utilities	1,791,634	–	1,791,634	–
Collateral Held for Securities Loaned	2,160,848	2,160,848	–	–
Short-Term Investments	23,870,549	5,651,779	18,218,770	–

Total	$302,749,756	$192,711,033	$109,473,761	$564,962

Other Financial Instruments*	($19,118)	($19,118)	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Balanced Portfolio.

Investments in Securities	Value December 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers in and/or (Out of) Level 3	Value September 30, 2009
Long-Term Fixed Income
Asset-Backed Securities	–	–	–	79,346	1,769	483,847	564,962
Financials	510,175	–	–	(11,402)	(18,583)	(480,190)	–

Total	$510,175	$–	$–	$67,944	($16,814)	$3,657	$564,962

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	11	December 2009	$2,914,593	$2,895,475	($19,118)
Total Futures Contracts					($19,118)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Balanced Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$12,047,152	$37,894,748	$44,290,121	5,651,779	$5,651,779	$20,031
Thrivent Financial Securities Lending Trust	16,513,429	35,472,021	49,824,602	2,160,848	2,160,848	137,690
Total Value and Income Earned	28,560,581				7,812,627	157,721

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

High Yield Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Bank Loans (3.9%)[a]	Value
Basic Materials (0.6%)
	Lyondell Chemical Company, Debtor in Possession Facility Term Loan
$1,200,401	9.168%, 12/15/2009[b,c]	$1,247,600
	Lyondell Chemical Company, Dutch Revolving Credit Loan
53,993	3.746%, 12/20/2012	35,307
	Lyondell Chemical Company, Dutch Tranche A Term Loan
123,819	3.746%, 12/20/2013	80,967
	Lyondell Chemical Company, German Tranche B-1 Euro Term Loan
155,009	3.996%, 12/20/2014	101,362
	Lyondell Chemical Company, German Tranche B-2 Euro Term Loan
155,009	3.996%, 12/20/2014	101,362
	Lyondell Chemical Company, German Tranche B-3 Euro Term Loan
155,009	3.996%, 12/20/2014	101,362
	Lyondell Chemical Company, Primary U.S. Revolving Credit Loan
202,474	3.746%, 12/20/2014	132,400
	Lyondell Chemical Company, Roll-Up Term Loan Facility
1,198,627	5.799%, 12/15/2009	1,164,502
	Lyondell Chemical Company, U.S. Tranche A Term Loan
385,770	3.746%, 12/20/2013	252,259
	Lyondell Chemical Company, U.S. Tranche B-1 Term Loan
672,628	7.000%, 12/20/2014	439,838
	Lyondell Chemical Company, U.S. Tranche B-2 Term Loan
672,628	7.000%, 12/20/2014	439,838
	Lyondell Chemical Company, U.S. Tranche B-3 Term Loan
672,628	7.000%, 12/20/2014	439,838

	Total Basic Materials	4,536,635

Communications Services (0.4%)
	Charter Communications Operating, LLC, Term Loan
2,878,030	6.250%, 3/6/2014	2,709,838

	Total Communications Services	2,709,838

Consumer Cyclical (1.7%)
	Blockbuster, Inc., Term Loan
1,960,756	4.572%, 8/20/2011	1,934,619
	Ford Motor Company, Term Loan
9,897,858	3.494%, 12/15/2013	8,774,253
	Rite Aid Corporation, Term Loan
1,360,000	9.500%, 6/5/2015	1,420,071

	Total Consumer Cyclical	12,128,943

Principal Amount	Bank Loans (3.9%)[a]	Value
Financials (0.3%)
	Nuveen Investments, Inc., Term Loan
$2,240,000	12.500%, 7/9/2015	$2,236,259

	Total Financials	2,236,259

Transportation (0.2%)
	Delta Air Lines, Inc., Term Loan
1,600,000	6.750%, 9/16/2013[b,c]	1,588,000

	Total Transportation	1,588,000

Utilities (0.7%)
	Energy Future Holdings, Term Loan
5,921,519	3.754%, 10/10/2014	4,708,970

	Total Utilities	4,708,970

	Total Bank Loans (cost $27,766,515)	27,908,645

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Asset-Backed Securities (0.2%)
	Countrywide Home Loans Asset- Backed Securities
1,557,848	0.356%, 10/26/2009[d,e]	1,262,760

	Total Asset-Backed Securities	1,262,760

Basic Materials (10.0%)
	Arch Western Finance, LLC
3,535,000	6.750%, 7/1/2013	3,477,556
	Cellu Tissue Holdings, Inc.
1,550,000	11.500%, 6/1/2014	1,658,500
	Domtar Corporation
3,590,000	7.125%, 8/15/2015	3,518,200
1,630,000	10.750%, 6/1/2017	1,825,600
	Drummond Company, Inc.
4,225,000	7.375%, 2/15/2016[f]	3,718,000
	FMG Finance, Pty. Ltd.
5,235,000	10.625%, 9/1/2016[f]	5,797,763
	Freeport-McMoRan Copper & Gold, Inc.
2,880,000	8.250%, 4/1/2015	3,063,600
2,795,000	8.375%, 4/1/2017	2,973,181
	General Cable Corporation, Convertible
2,440,000	1.000%, 10/15/2012	2,086,200
	Georgia-Pacific, LLC
1,640,000	8.125%, 5/15/2011	1,701,500
2,115,000	7.125%, 1/15/2017[f]	2,067,413
	Graphic Packaging International, Inc.
4,660,000	9.500%, 8/15/2013[g]	4,799,800
800,000	9.500%, 6/15/2017[f]	850,000
	Griffin Coal Mining Company, Pty. Ltd.
3,475,000	9.500%, 12/1/2016[f]	2,432,500
	Huntsman International, LLC
1,330,000	5.500%, 6/30/2016[f]	1,130,500
	Jefferson Smurfit Corporation
1,520,000	8.250%, 10/1/2012[g,h]	1,083,000
	NewPage Corporation
2,430,000	10.000%, 5/1/2012	1,603,800
2,100,000	11.375%, 12/31/2014[f]	2,063,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

High Yield Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Basic Materials (10.0%) - continued
	Peabody Energy Corporation
$3,260,000	6.875%, 3/15/2013	$3,292,600
	Rock-Tenn Company
1,600,000	9.250%, 3/15/2016[f]	1,712,000
850,000	9.250%, 3/15/2016	909,500
	Ryerson, Inc.
2,300,000	12.000%, 11/1/2015	2,185,000
	Smurfit-Stone Container Enterprises, Inc.
2,160,000	8.000%, 3/15/2017[g,h]	1,533,600
	Southern Copper Corporation
1,970,000	7.500%, 7/27/2035	1,963,217
	Steel Dynamics, Inc.
4,920,000	8.250%, 4/15/2016[f]	4,944,600
	Teck Resources, Ltd.
2,560,000	10.250%, 5/15/2016	2,892,800
2,440,000	10.750%, 5/15/2019	2,836,500
	Terra Capital, Inc.
3,710,000	7.000%, 2/1/2017	3,867,675

	Total Basic Materials	71,987,855

Capital Goods (7.5%)
	Berry Plastics Holding Corporation
1,800,000	8.875%, 9/15/2014	1,714,500
	Case New Holland, Inc.
2,900,000	7.125%, 3/1/2014	2,842,000
	DRS Technologies, Inc.
3,400,000	6.625%, 2/1/2016	3,342,265
	Graham Packaging Company, Inc.
3,515,000	9.875%, 10/15/2014	3,611,662
	L-3 Communications Corporation
4,500,000	6.125%, 1/15/2014	4,533,750
	Legrand SA
1,150,000	8.500%, 2/15/2025	1,075,425
	Leucadia National Corporation
6,100,000	7.125%, 3/15/2017	5,856,000
	Norcraft Companies, LP/Norcraft Finance Corporation
2,340,000	9.000%, 11/1/2011	2,340,000
	Owens-Illinois, Inc.
5,250,000	7.800%, 5/15/2018	5,263,125
	Plastipak Holdings, Inc.
2,995,000	8.500%, 12/15/2015[f]	3,024,950
500,000	10.625%, 8/15/2019[f]	530,000
	RBS Global, Inc./Rexnord Corporation
3,125,000	9.500%, 8/1/2014	3,031,250
	Rental Services Corporation
2,400,000	9.500%, 12/1/2014	2,316,000
	RSC Equipment Rental, Inc.
540,000	10.000%, 7/15/2017[f]	580,500
	Spirit Aerosystems, Inc.
1,330,000	7.500%, 10/1/2017[f]	1,323,350
	SPX Corporation
3,520,000	7.625%, 12/15/2014	3,546,400
	TransDigm, Inc.
6,085,000	7.750%, 7/15/2014	6,039,362
	United Rentals North America, Inc.
2,260,000	6.500%, 2/15/2012	2,265,650

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Capital Goods (7.5%) - continued
	USG Corporation
$540,000	9.750%, 8/1/2014[f]	$564,300

	Total Capital Goods	53,800,489

Commercial Mortgage-Backed Securities (0.4%)
	Greenwich Capital Commercial Funding Corporation
4,000,000	5.867%, 12/10/2049	2,888,320

	Total Commercial Mortgage-Backed Securities	2,888,320

Communications Services (16.4%)
	Centennial Communications Corporation
3,940,000	8.125%, 2/1/2014	3,999,100
	Charter Communications Operating, LLC
2,880,000	10.375%, 4/30/2014[f,h]	2,937,600
	Cricket Communications, Inc.
3,870,000	9.375%, 11/1/2014	3,928,050
	Crown Castle International Corporation
3,360,000	9.000%, 1/15/2015	3,519,600
	CSC Holdings, Inc.
2,870,000	8.500%, 4/15/2014[f]	3,013,500
3,450,000	8.500%, 6/15/2015[f]	3,622,500
1,150,000	8.625%, 2/15/2019[f]	1,216,125
	Dex Media West, LLC/Dex Media West Finance Company
1,310,000	9.875%, 8/15/2013[g,h]	235,800
	DIRECTV Holdings, LLC
3,980,000	7.625%, 5/15/2016	4,258,600
	EchoStar DBS Corporation
4,220,000	7.125%, 2/1/2016	4,188,350
	Frontier Communications Corporation
3,050,000	8.125%, 10/1/2018	3,069,062
	Intelsat Subsidiary Holding Company, Ltd.
7,740,000	8.875%, 1/15/2015	7,875,450
300,000	8.875%, 1/15/2015[f]	303,750
	Intelsat, Ltd.
6,170,000	Zero Coupon, 2/1/2010[i]	6,154,575
	Level 3 Financing, Inc.
4,890,000	9.250%, 11/1/2014	4,309,313
	MetroPCS Wireless, Inc.
1,150,000	9.250%, 11/1/2014	1,175,875
4,550,000	9.250%, 11/1/2014	4,652,375
	Nextel Communications, Inc.
2,630,000	6.875%, 10/31/2013	2,439,325
	Nielsen Finance, LLC/Nielsen Finance Company
2,450,000	10.000%, 8/1/2014	2,462,250
1,500,000	11.500%, 5/1/2016	1,575,000
	NTL Cable plc
5,330,000	9.125%, 8/15/2016	5,476,575
	Paetec Holding Corporation
3,090,000	8.875%, 6/30/2017[f]	3,074,550
	Quebecor Media, Inc.
3,430,000	7.750%, 3/15/2016	3,395,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

High Yield Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Communications Services (16.4%) - continued
	Qwest Communications International, Inc.
$1,270,000	7.500%, 2/15/2014	$1,254,125
	Qwest Corporation
1,450,000	7.625%, 6/15/2015	1,468,125
600,000	8.375%, 5/1/2016[f]	621,000
	R.H. Donnelley Corporation
4,605,000	6.875%, 1/15/2013[h]	264,788
	Sprint Capital Corporation
2,830,000	8.375%, 3/15/2012	2,921,975
	Sprint Nextel Corporation
6,600,000	8.375%, 8/15/2017	6,567,000
	Time Warner Telecom Holdings, Inc.
5,890,000	9.250%, 2/15/2014	6,066,700
	UPC Holding BV
3,700,000	9.875%, 4/15/2018[f]	3,885,000
	Videotron Ltee
5,060,000	6.875%, 1/15/2014	5,009,400
1,430,000	9.125%, 4/15/2018[f]	1,547,975
860,000	9.125%, 4/15/2018	930,950
	Virgin Media Finance plc
2,340,000	8.750%, 4/15/2014	2,386,800
	Wind Acquistion Finance SA
4,180,000	11.750%, 7/15/2017[f]	4,712,950
	Windstream Corporation
1,270,000	8.625%, 8/1/2016	1,298,575
2,100,000	7.000%, 3/15/2019	1,963,500

	Total Communications Services	117,781,888

Consumer Cyclical (21.7%)
	AMC Entertainment, Inc.
5,060,000	8.750%, 6/1/2019	5,224,450
	American Axle & Manufacturing, Inc.
2,050,000	5.250%, 2/11/2014[g]	1,414,500
	Ameristar Casinos, Inc.
3,780,000	9.250%, 6/1/2014[f]	3,921,750
	Beazer Homes USA, Inc.
1,205,000	8.625%, 5/15/2011[g]	1,132,700
	Blockbuster, Inc.
1,070,000	9.000%, 9/1/2012[g]	684,800
2,350,000	11.750%, 10/1/2014[f]	2,238,375
	Burlington Coat Factory Warehouse Corporation
4,150,000	11.125%, 4/15/2014	4,067,000
	Circus & Eldorado Joint Venture/Silver Legacy Capital Corporation
5,410,000	10.125%, 3/1/2012	4,706,700
	Dollarama Group, LP
1,970,000	7.468%, 12/15/2009[e]	2,009,400
3,560,000	8.875%, 8/15/2012	3,640,100
	Firekeepers Development Authority
5,600,000	13.875%, 5/1/2015[f]	5,950,000
	Ford Motor Credit Company, LLC
3,830,000	7.375%, 2/1/2011	3,810,019
10,330,000	8.000%, 6/1/2014[g]	9,927,099
	Gaylord Entertainment Company
6,460,000	6.750%, 11/15/2014	5,975,500

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Consumer Cyclical (21.7%) - continued
	Gaylord Entertainment Company, Convertible
$1,070,000	3.750%, 10/1/2014[f]	$1,075,350
	Goodyear Tire & Rubber Company
1,020,000	10.500%, 5/15/2016	1,106,700
	Group 1 Automotive, Inc.
4,660,000	8.250%, 8/15/2013	4,613,400
	Hanesbrands, Inc.
2,460,000	4.593%, 12/15/2009[e]	2,158,650
	Harrah’s Operating Company, Inc.
3,540,000	11.250%, 6/1/2017[f]	3,637,350
	KB Home
3,460,000	6.250%, 6/15/2015	3,304,300
	Lear Corporation
3,130,000	8.500%, 12/1/2013[h]	2,065,800
	Limited Brands, Inc.
2,700,000	6.900%, 7/15/2017	2,545,973
	Macy’s Retail Holdings, Inc.
3,450,000	8.875%, 7/15/2015	3,599,040
	MGM MIRAGE
2,550,000	7.500%, 6/1/2016	1,976,250
2,000,000	11.125%, 11/15/2017[f]	2,185,000
1,550,000	11.375%, 3/1/2018[f]	1,457,000
	Neiman Marcus Group, Inc.
3,200,000	10.375%, 10/15/2015	2,736,000
	Norcraft Holdings, LP/Norcraft Capital Corporation
1,655,000	9.750%, 9/1/2012	1,572,250
	Peninsula Gaming, LLC
2,570,000	8.375%, 8/15/2015[f]	2,570,000
3,860,000	10.750%, 8/15/2017[f]	3,879,300
	Perry Ellis International, Inc.
2,800,000	8.875%, 9/15/2013	2,702,000
	Pokagon Gaming Authority
3,443,000	10.375%, 6/15/2014[f]	3,580,720
	Rite Aid Corporation
1,630,000	9.750%, 6/12/2016[f]	1,760,400
1,900,000	7.500%, 3/1/2017	1,672,000
2,550,000	9.500%, 6/15/2017	2,065,500
	Seminole Hard Rock Entertainment
2,870,000	2.799%, 12/15/2009[e,f]	2,310,350
	Service Corporation International
2,100,000	6.750%, 4/1/2015	2,058,000
	Shingle Springs Tribal Gaming Authority
6,730,000	9.375%, 6/15/2015[f]	4,845,600
	Speedway Motorsports, Inc.
3,965,000	6.750%, 6/1/2013	3,915,437
1,090,000	8.750%, 6/1/2016[f]	1,133,600
	Starwood Hotels & Resorts Worldwide, Inc.
2,400,000	7.875%, 10/15/2014	2,514,000
	Toys R Us Property Company I, LLC
3,100,000	10.750%, 7/15/2017[f]	3,332,500
	TRW Automotive, Inc.
1,870,000	7.000%, 3/15/2014[f]	1,701,700
	Tunica Biloxi Gaming Authority
5,510,000	9.000%, 11/15/2015[j]	4,959,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

High Yield Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Consumer Cyclical (21.7%) - continued
	Turning Stone Resort Casino Enterprise
$2,000,000	9.125%, 12/15/2010[j]	$1,980,000
3,040,000	9.125%, 9/15/2014[j]	2,903,200
	Universal City Development Services
1,730,000	11.750%, 4/1/2010	1,742,975
	Universal City Florida Holding Company I/II
4,355,000	5.233%, 11/1/2009[e]	4,257,013
	Warnaco, Inc.
4,145,000	8.875%, 6/15/2013	4,248,625
	West Corporation
2,050,000	9.500%, 10/15/2014	2,009,000
	WMG Acquisition Corporation
2,600,000	9.500%, 6/15/2016[f]	2,743,000
	Wyndham Worldwide Corporation
3,100,000	6.000%, 12/1/2016	2,790,995

	Total Consumer Cyclical	156,410,371

Consumer Non-Cyclical (11.7%)
	Apria Healthcare Group, Inc.
450,000	12.375%, 11/1/2014[f]	480,375
	Biomet, Inc.
2,920,000	10.000%, 10/15/2017[f]	3,109,800
2,090,000	10.375%, 10/15/2017	2,220,625
1,810,000	11.625%, 10/15/2017	1,972,900
	Community Health Systems, Inc.
4,680,000	8.875%, 7/15/2015	4,797,000
	Constellation Brands, Inc.
2,470,000	7.250%, 9/1/2016	2,457,650
	DJO Finance, LLC
660,000	10.875%, 11/15/2014	674,850
	HCA, Inc.
8,350,000	6.750%, 7/15/2013	7,995,125
3,124,000	9.625%, 11/15/2016	3,248,960
2,710,000	8.500%, 4/15/2019[f]	2,831,950
	Ingles Markets, Inc.
1,600,000	8.875%, 5/15/2017	1,640,000
	Jarden Corporation
3,730,000	7.500%, 5/1/2017[g]	3,627,425
	JBS USA, LLC/JBS USA Finance, Inc.
3,150,000	11.625%, 5/1/2014[f]	3,386,250
	M-Foods Holdings, Inc.
3,600,000	9.750%, 10/1/2013[f]	3,699,000
	Michael Foods, Inc.
3,240,000	8.000%, 11/15/2013	3,288,600
	Omnicare, Inc.
3,790,000	6.875%, 12/15/2015	3,638,400
	Pinnacle Foods Finance, LLC
3,720,000	9.250%, 4/1/2015[g]	3,775,800
	Select Medical Corporation
1,700,000	6.428%, 3/15/2010[e]	1,496,000
3,445,000	7.625%, 2/1/2015	3,225,381
	Smithfield Foods, Inc.
950,000	10.000%, 7/15/2014[f]	997,500
	Stater Brothers Holdings, Inc.
2,150,000	8.125%, 6/15/2012	2,160,750
	Sun Healthcare Group, Inc.
2,910,000	9.125%, 4/15/2015	2,895,450

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Consumer Non-Cyclical (11.7%) -continued
	Surgical Care Affiliates, Inc.
$3,961,912	8.875%, 7/15/2015[j]	$3,149,720
	Tenet Healthcare Corporation
1,700,000	7.375%, 2/1/2013	1,683,000
1,530,000	9.000%, 5/1/2015[f]	1,598,850
1,530,000	10.000%, 5/1/2018[f]	1,686,825
	U.S. Oncology, Inc.
2,090,000	10.750%, 8/15/2014	2,184,050
3,910,000	9.125%, 8/15/2017[f]	4,115,275
	Valeant Pharmaceuticals International
1,630,000	8.375%, 6/15/2016[f]	1,654,450
	Visant Holding Corporation
4,185,000	10.250%, 12/1/2013	4,331,475

	Total Consumer Non-Cyclical	84,023,436

Energy (6.5%)
	Chesapeake Energy Corporation
1,790,000	7.500%, 9/15/2013	1,778,812
4,150,000	6.250%, 1/15/2018	3,714,250
	Cie Generale de Geophysique-Veritas
1,280,000	9.500%, 5/15/2016[f]	1,353,600
	Concho Resources, Inc.
530,000	8.625%, 10/1/2017	543,250
	Connacher Oil and Gas, Ltd.
1,220,000	11.750%, 7/15/2014[f]	1,299,300
3,440,000	10.250%, 12/15/2015[f]	2,803,600
	Continental Resources, Inc.
550,000	8.250%, 10/1/2019[f]	565,125
	Denbury Resources, Inc.
3,035,000	7.500%, 12/15/2015	3,012,237
1,720,000	9.750%, 3/1/2016	1,827,500
	Forest Oil Corporation
4,130,000	7.250%, 6/15/2019	3,861,550
	Helix Energy Solutions Group, Inc.
2,170,000	9.500%, 1/15/2016[f]	2,170,000
	Mariner Energy, Inc.
2,580,000	11.750%, 6/30/2016	2,779,950
	Newfield Exploration Company
3,900,000	6.625%, 4/15/2016	3,822,000
	Penn Virginia Corporation
1,090,000	10.375%, 6/15/2016	1,177,200
	PetroHawk Energy Corporation
3,190,000	9.125%, 7/15/2013	3,277,725
850,000	10.500%, 8/1/2014[f]	913,750
	Plains Exploration & Production Company
2,720,000	7.750%, 6/15/2015	2,699,600
4,025,000	10.000%, 3/1/2016	4,336,938
	Sandridge Energy, Inc.
2,150,000	9.875%, 5/15/2016[f]	2,241,375
	Southwestern Energy Company
2,950,000	7.500%, 2/1/2018	2,979,500

	Total Energy	47,157,262

Financials (3.0%)
	Bank of America Corporation
3,660,000	8.125%, 5/15/2018	3,253,886
	Deluxe Corporation
1,425,000	7.375%, 6/1/2015	1,366,219

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

High Yield Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Financials (3.0%) - continued
	Developers Diversified Realty Corporation, Convertible
$2,400,000	3.000%, 3/15/2012	$2,115,000
	FTI Consulting, Inc.
2,050,000	7.625%, 6/15/2013	2,044,875
	General Motors Acceptance Corporation, LLC
2,820,000	5.375%, 6/6/2011[f,g]	2,601,450
6,512,000	6.875%, 9/15/2011[f]	6,153,840
1,960,000	7.500%, 12/31/2013[f]	1,715,000
	Lender Processing Services, Inc.
720,000	8.125%, 7/1/2016	748,800
	Nuveen Investments, Inc.
1,520,000	10.500%, 11/15/2015[f]	1,314,800

	Total Financials	21,313,870

Technology (3.5%)
	Amkor Technology, Inc.
2,380,000	7.750%, 5/15/2013	2,380,000
	Avago Technologies Finance Pte
650,000	5.861%, 12/1/2009[e]	637,000
2,140,000	10.125%, 12/1/2013	2,252,350
	First Data Corporation
4,170,000	9.875%, 9/24/2015	3,852,037
	Freescale Semiconductor, Inc.
3,600,000	8.875%, 12/15/2014	2,754,000
	NXP BV/NXP Funding, LLC
1,280,000	10.000%, 7/15/2013[f]	1,254,400
2,050,000	7.875%, 10/15/2014	1,609,250
	Seagate Technology HDD Holdings
4,805,000	6.800%, 10/1/2016	4,408,588
	SunGard Data Systems, Inc.
1,730,000	9.125%, 8/15/2013	1,747,300
4,430,000	10.250%, 8/15/2015	4,518,600

	Total Technology	25,413,525

Transportation (2.5%)
	AMR Corporation, Convertible
1,870,000	6.250%, 10/15/2014	1,975,187
	Delta Air Lines, Inc.
2,670,000	7.920%, 11/18/2010	2,589,900
1,570,000	9.500%, 9/15/2014[f]	1,570,000
	Hertz Corporation
1,825,000	8.875%, 1/1/2014	1,843,250
	Kansas City Southern de Mexico SA de CV
2,720,000	7.625%, 12/1/2013	2,638,400
1,130,000	7.375%, 6/1/2014	1,096,100
	Kansas City Southern Railway Company
580,000	13.000%, 12/15/2013	667,000
	Navios Maritime Holdings, Inc.
3,300,000	9.500%, 12/15/2014	3,118,500
	United Air Lines, Inc.
1,209,863	7.730%, 7/1/2010	1,179,616
	Windsor Petroleum Transport Corporation
1,280,092	7.840%, 1/15/2021[j]	1,178,352

	Total Transportation	17,856,305

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Utilities (7.7%)
	AES Corporation
$1,616,000	8.750%, 5/15/2013[f]	$1,646,300
3,800,000	7.750%, 10/15/2015	3,819,000
3,800,000	8.000%, 10/15/2017	3,823,750
	Copano Energy, LLC
3,490,000	8.125%, 3/1/2016	3,402,750
	Dynegy Holdings, Inc.
2,020,000	6.875%, 4/1/2011[g]	2,050,300
2,125,000	8.375%, 5/1/2016	1,986,875
	Edison Mission Energy
2,230,000	7.500%, 6/15/2013	2,090,625
2,960,000	7.000%, 5/15/2017	2,471,600
2,810,000	7.200%, 5/15/2019	2,276,100
	El Paso Corporation
860,000	12.000%, 12/12/2013	980,400
2,280,000	6.875%, 6/15/2014	2,234,400
860,000	8.250%, 2/15/2016	881,500
1,530,000	7.000%, 6/15/2017	1,499,400
	Ferrellgas Partners, LP
2,960,000	6.750%, 5/1/2014[f]	2,815,700
	NRG Energy, Inc.
5,580,000	7.375%, 2/1/2016	5,398,650
	Regency Energy Partners, LP
3,350,000	8.375%, 12/15/2013	3,383,500
1,510,000	9.375%, 6/1/2016[f]	1,570,400
	SemGroup, LP
4,890,000	8.750%, 11/15/2015[f,h]	317,850
	Southern Star Central Corporation
2,503,000	6.750%, 3/1/2016	2,390,365
	Texas Competitive Electric Holdings Company, LLC
7,620,000	10.250%, 11/1/2015	5,486,400
	Williams Companies, Inc.
2,440,000	7.625%, 7/15/2019	2,634,346
	Williams Partners, LP
2,400,000	7.250%, 2/1/2017	2,358,507

	Total Utilities	55,518,718

	Total Long-Term Fixed Income (cost $660,176,224)	655,414,799

Shares	Preferred Stock (1.2%)	Value
Financials (1.2%)
91,000	Bank of America Corporation, 8.625%	2,153,970
3,400	Bank of America Corporation, Convertible, 7.250%	2,889,966
1,381	Preferred Blocker, Inc., 7.000%[f]	803,095
3,000	Wells Fargo & Company, Convertible, 7.500%	2,679,000

	Total Financials	8,526,031

	Total Preferred Stock (cost $7,773,057)	8,526,031

Shares	Common Stock (0.2%)	Value
Consumer Discretionary (<0.1%)
121,520	TVMAX Holdings, Inc.[k,l]	0

	Total Consumer Discretionary	0

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

High Yield Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (0.2%)	Value
Materials (<0.1%)
30	Pliant Corporation[h,k,l]	$0
80,000	ZSC Specialty Chemical plc, Preferred Stock Warrants[j,k,l]	0
80,000	ZSC Specialty Chemical plc, Stock Warrants[j,k,l]	0

	Total Materials	0

Telecommunications Services (<0.1%)
4,621	XO Holdings, Inc.[l]	3,142
9,243	XO Holdings, Inc., Class A Stock Warrants[l]	92
6,932	XO Holdings, Inc., Class B Stock Warrants[l]	7
6,932	XO Holdings, Inc., Class C Stock Warrants[l]	1

	Total Telecommunications Services	3,242

Utilities (0.2%)
51,692	NRG Energy, Inc.[g,l]	1,457,198

	Total Utilities	1,457,198

	Total Common Stock (cost $7,826,202)	1,460,440

Shares	Collateral Held for Securities Loaned (2.7%)	Value
19,386,518	Thrivent Financial Securities Lending Trust	19,386,518

	Total Collateral Held for Securities Loaned (cost $19,386,518)	19,386,518

Shares or Principal Amount	Short-Term Investments (2.5%)[m]	Value
	Falcon Asset Securitization Corporation, LLC
5,865,000	0.080%, 10/1/2009	5,865,000
	Federal Home Loan Bank Discount Notes
5,000,000	0.139%, 10/7/2009	4,999,884
5,000,000	0.090%, 10/14/2009	4,999,838
2,500,790	Thrivent Money Market Portfolio	2,500,790

	Total Short-Term Investments (at amortized cost)	18,365,512

	Total Investments (cost $741,294,028) 101.6%	$731,061,945

	Other Assets and Liabilities, Net (1.6%)	(11,329,384)

	Total Net Assets 100.0%	$719,732,561

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is insured or guaranteed.
e	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2009, the value of these investments was $160,665,931 or 22.3% of total net assets.

g	All or a portion of the security is on loan.
h	In bankruptcy.
i	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
j

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of September 30, 2009.

Security	Acquisition Date	Cost
Surgical Care Affiliates, Inc.	6/21/2007	$3,961,912
Tunica Biloxi Gaming Authority	11/8/2005	$5,522,095
Turning Stone Resort Casino Enterprise	9/8/2006	$3,091,678
Turning Stone Resort Casino Enterprise	5/1/2007	$2,012,474
Windsor Petroleum Transport Corporation	4/15/1998	$965,637
ZSC Specialty Chemical plc, Preferred Stock Warrants	6/24/1999	$47,567
ZSC Specialty Chemical plc, Stock Warrants	6/24/1999	$111,712

k	Security is fair valued.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$32,906,929
Gross unrealized depreciation	(43,139,012)

Net unrealized appreciation (depreciation)	$(10,232,083)

Cost for federal income tax purposes	$741,294,028

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

High Yield Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,536,635	–	4,536,635	–
Communications Services	2,709,838	–	2,709,838	–
Consumer Cyclical	12,128,943	–	12,128,943	–
Financials	2,236,259	–	2,236,259	–
Transportation	1,588,000	–	1,588,000	–
Utilities	4,708,970	–	4,708,970	–
Long-Term Fixed Income
Asset-Backed Securities	1,262,760	–	1,262,760	–
Basic Materials	71,987,855	–	71,987,855	–
Capital Goods	53,800,489	–	53,800,489	–
Commercial Mortgage-Backed Securities	2,888,320	–	2,888,320	–
Communications Services	117,781,888	–	117,781,888	–
Consumer Cyclical	156,410,371	–	156,410,371	–
Consumer Non-Cyclical	84,023,436	–	84,023,436	–
Energy	47,157,262	–	47,157,262	–
Financials	21,313,870	–	21,313,870	–
Technology	25,413,525	–	25,413,525	–
Transportation	17,856,305	–	14,086,789	3,769,516
Utilities	55,518,718	–	55,518,718	–
Preferred Stock
Financials	8,526,031	7,722,936	803,095	–
Common Stock
Consumer Discretionary	–	–	–	–
Materials	–	–	–	–
Telecommunications Services	3,242	3,242	–	–
Utilities	1,457,198	1,457,198	–	–
Collateral Held for Securities Loaned	19,386,518	19,386,518	–	–
Short-Term Investments	18,365,512	2,500,790	15,864,722	–

Total	$731,061,945	$31,070,684	$696,221,745	$3,769,516

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for High Yield Portfolio.

Investments in Securities	Value December 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers in and/or (Out of) Level 3	Value September 30, 2009
Long-Term Fixed Income Transportation	3,438,128	43,029	(1,172,085)	2,259,314	(3,594,327)	2,795,457	3,769,516
Preferred Stock Financials	1,445,526	–	(1,332,383)	1,652,549	(962,597)	(803,095)	–
Common Stock Consumer Discretionary*	–	–	–	–	–	–	–
Materials*	–	–	–	–	–	–	–

Total	$4,883,654	$43,029	($2,504,468)	$3,911,863	($4,556,924)	$1,992,362	$3,769,516

*	Securities in these sections are fair valued at $0.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

High Yield Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$6,177,798	$22,460,887	$26,137,895	2,500,790	$2,500,790	$22,671
Thrivent Financial Securities Lending Trust	49,481,715	183,590,993	213,686,190	19,386,518	19,386,518	218,503
Total Value and Income Earned	55,659,513				21,887,308	241,174

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Bank Loans (0.1%)[a]	Value
Financials (0.1%)
	Nuveen Investments, Inc., Term Loan
$90,000	12.500%, 7/9/2015	$89,850

	Total Financials	89,850

	Total Bank Loans (cost $81,232)	89,850

Principal Amount	Long-Term Fixed Income (67.3%)	Value
Asset-Backed Securities (6.5%)
	Americredit Automobile Receivables Trust
582,278	5.490%, 7/6/2012[b]	592,245
	GAMUT Reinsurance, Ltd.
650,000	7.488%, 11/2/2009[c,d]	640,640
250,000	15.488%, 11/2/2009[c,d]	190,000
	GMAC Mortgage Corporation Loan Trust
675,000	6.180%, 5/25/2036[b]	571,322
	GSAMP Trust
1,230,516	0.426%, 10/26/2009[d]	863,449
	Merna Re, Ltd.
400,000	2.033%, 12/31/2009[c,d]	389,080
400,000	3.033%, 12/31/2009[c,d]	392,080
	Renaissance Home Equity Loan Trust
950,000	5.797%, 8/25/2036	611,841
	Residential Asset Mortgage Products, Inc.
1,061,293	4.547%, 12/25/2034	935,025
	Residential Funding Mortgage Securities
305,496	4.470%, 7/25/2018[b]	288,035

	Total Asset-Backed Securities	5,473,717

Basic Materials (2.9%)
	Arch Western Finance, LLC
160,000	6.750%, 7/1/2013	157,400
	Domtar Corporation
185,000	7.125%, 8/15/2015	181,300
	Drummond Company, Inc.
190,000	7.375%, 2/15/2016[c]	167,200
	FMG Finance, Pty. Ltd.
230,000	10.625%, 9/1/2016[c]	254,725
	General Cable Corporation, Convertible
100,000	1.000%, 10/15/2012	85,500
	Georgia-Pacific, LLC
90,000	8.125%, 5/15/2011	93,375
340,000	7.125%, 1/15/2017[c]	332,350
	Graphic Packaging International, Inc.
110,000	9.500%, 8/15/2013	113,300
	Griffin Coal Mining Company, Pty. Ltd.
240,000	9.500%, 12/1/2016[c]	168,000
	Jefferson Smurfit Corporation
80,000	8.250%, 10/1/2012[e,f]	57,000
	Peabody Energy Corporation
200,000	5.875%, 4/15/2016	190,500

Principal Amount	Long-Term Fixed Income (67.3%)	Value
Basic Materials (2.9%) - continued
	Smurfit-Stone Container Enterprises, Inc.
$160,000	8.000%, 3/15/2017[e,f]	$113,600
	Stora Enso Oyj
200,000	6.404%, 4/15/2016[c]	176,151
	Teck Resources, Ltd.
100,000	10.250%, 5/15/2016	113,000
100,000	10.750%, 5/15/2019	116,250
	Terra Capital, Inc.
120,000	7.000%, 2/1/2017	125,100

	Total Basic Materials	2,444,751

Capital Goods (2.4%)
	Case New Holland, Inc.
210,000	7.125%, 3/1/2014	205,800
	L-3 Communications Corporation
260,000	5.875%, 1/15/2015	258,700
	Legrand SA
100,000	8.500%, 2/15/2025	93,515
	Leucadia National Corporation
210,000	7.125%, 3/15/2017	201,600
	Owens-Illinois, Inc.
180,000	7.800%, 5/15/2018	180,450
	RBS Global, Inc./Rexnord Corporation
210,000	9.500%, 8/1/2014	203,700
	SPX Corporation
205,000	7.625%, 12/15/2014	206,538
	Textron, Inc.
300,000	7.250%, 10/1/2019	304,001
	TransDigm, Inc.
110,000	7.750%, 7/15/2014	109,175
	United Rentals North America, Inc.
270,000	7.000%, 2/15/2014	234,900

	Total Capital Goods	1,998,379

Collateralized Mortgage Obligations (13.4%)
	Bear Stearns Adjustable Rate Mortgage Trust
1,247,809	4.625%, 8/25/2010[d]	1,081,311
	Citigroup Mortgage Loan Trust, Inc.
794,405	5.500%, 11/25/2035	557,767
	Citimortgage Alternative Loan Trust
1,031,934	5.750%, 4/25/2037	771,017
	Countrywide Alternative Loan Trust
761,404	6.000%, 4/25/2036	684,567
479,098	6.000%, 1/25/2037	349,171
	Deutsche Alt-A Securities, Inc.
1,555,002	1.016%, 10/1/2009[d]	764,827
477,383	5.500%, 10/25/2021	361,618
	First Horizon ABS Trust
739,925	5.842%, 8/25/2037	550,574
	GSR Mortgage Loan Trust
983,362	0.436%, 10/26/2009[d]	696,216
	J.P. Morgan Alternative Loan Trust
257,409	0.316%, 10/25/2009[d]	222,020

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (67.3%)	Value
Collateralized Mortgage Obligations (13.4%) - continued
	J.P. Morgan Mortgage Trust
$393,715	6.500%, 1/25/2035	$361,726
652,121	6.007%, 10/25/2036	534,260
	MASTR Alternative Loans Trust
1,005,746	6.500%, 5/25/2034	873,742
424,314	6.500%, 7/25/2034	334,677
	Structured Adjustable Rate Mortgage Loan Trust
645,099	5.936%, 9/25/2036	168,758
	Washington Mutual Mortgage Pass-Through Certificates
1,248,397	1.651%, 10/1/2009[d]	465,208
828,551	5.605%, 11/25/2036	657,023
765,990	5.836%, 8/25/2046	642,791
	Wells Fargo Mortgage Backed Securities Trust
1,563,461	6.027%, 9/25/2036	388,515
792,643	6.000%, 7/25/2037	653,930

	Total Collateralized Mortgage Obligations	11,119,718

Commercial Mortgage-Backed Securities (7.4%)
	Banc of America Commercial Mortgage, Inc.
750,000	5.929%, 5/10/2045	721,006
750,000	5.356%, 10/10/2045	638,430
	Commercial Mortgage Pass- Through Certificates
1,000,000	0.423%, 10/15/2009[d,g]	619,014
	Greenwich Capital Commercial Funding Corporation
750,000	5.867%, 12/10/2049	541,560
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,250,000	5.336%, 5/15/2047	1,071,090
	LB-UBS Commercial Mortgage Trust
750,000	4.568%, 1/15/2031	708,518
	Wachovia Bank Commercial Mortgage Trust
2,000,000	0.363%, 10/15/2009[d,g]	1,157,104
750,000	5.765%, 7/15/2045	673,416

	Total Commercial Mortgage- Backed Securities	6,130,138

Communications Services (5.8%)
	American Tower Corporation
70,000	7.000%, 10/15/2017	71,750
	Charter Communications Operating, LLC
200,000	10.375%, 4/30/2014[c,f]	204,000
	Cricket Communications, Inc.
205,000	9.375%, 11/1/2014	208,075
	CSC Holdings, Inc.
100,000	8.500%, 4/15/2014[c]	105,000
	Dex Media West, LLC/Dex Media West Finance Company
70,000	9.875%, 8/15/2013[f]	12,600
	DIRECTV Holdings, LLC
190,000	7.625%, 5/15/2016	203,300

Principal Amount	Long-Term Fixed Income (67.3%)	Value
Communications Services (5.8%) - continued
	EchoStar DBS Corporation
$215,000	6.625%, 10/1/2014	$209,088
	Frontier Communications Corporation
100,000	8.125%, 10/1/2018	100,625
	Intelsat Subsidiary Holding Company, Ltd.
160,000	8.500%, 1/15/2013	162,000
205,000	8.875%, 1/15/2015	208,587
	Level 3 Financing, Inc.
280,000	9.250%, 11/1/2014	246,750
	Mediacom Broadband, LLC
210,000	8.500%, 10/15/2015	212,100
	Nielsen Finance, LLC/Nielsen Finance Company
100,000	10.000%, 8/1/2014	100,500
	NTL Cable plc
170,000	9.125%, 8/15/2016	174,675
	Paetec Holding Corporation
120,000	8.875%, 6/30/2017[c]	119,400
	Quebecor Media, Inc.
250,000	7.750%, 3/15/2016	247,500
	Qwest Communications International, Inc.
200,000	7.250%, 2/15/2011	202,750
	R.H. Donnelley Corporation
200,000	6.875%, 1/15/2013[f]	11,500
	R.H. Donnelley, Inc.
4,000	11.750%, 5/15/2015[c,f]	2,260
	Sprint Capital Corporation
210,000	8.375%, 3/15/2012	216,825
	Sprint Nextel Corporation
240,000	8.375%, 8/15/2017	238,800
	Time Warner Cable, Inc.
200,000	5.850%, 5/1/2017	210,869
300,000	8.250%, 4/1/2019	362,609
	Verizon Wireless Capital, LLC
300,000	8.500%, 11/15/2018[c]	374,590
	Videotron Ltee
260,000	6.875%, 1/15/2014	257,400
	Wind Acquisition Finance SA
120,000	11.750%, 7/15/2017[c]	135,300
	Windstream Corporation
200,000	8.625%, 8/1/2016	204,500

	Total Communications Services	4,803,353

Consumer Cyclical (6.7%)
	AMC Entertainment, Inc.
190,000	8.750%, 6/1/2019[h]	196,175
	American Axle & Manufacturing, Inc.
50,000	5.250%, 2/11/2014	34,500
	Ameristar Casinos, Inc.
140,000	9.250%, 6/1/2014[c,h]	145,250
	Burlington Coat Factory Warehouse Corporation
130,000	11.125%, 4/15/2014	127,400
	Circus & Eldorado Joint Venture/Silver Legacy Capital Corporation
230,000	10.125%, 3/1/2012	200,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (67.3%)	Value
Consumer Cyclical (6.7%) - continued
	CVS Caremark Corporation
$200,000	6.600%, 3/15/2019	$225,454
	D.R. Horton, Inc.
200,000	6.500%, 4/15/2016	196,750
	Dollarama Group, LP
102,000	7.468%, 12/15/2009[d]	104,040
110,000	8.875%, 8/15/2012	112,475
	Ford Motor Credit Company, LLC
410,000	8.000%, 6/1/2014	394,009
	Gaylord Entertainment Company
130,000	6.750%, 11/15/2014	120,250
	Goodyear Tire & Rubber Company
100,000	8.625%, 12/1/2011	103,250
	Harrah’s Operating Company, Inc.
130,000	11.250%, 6/1/2017[c]	133,575
	Host Marriott, LP
330,000	6.375%, 3/15/2015	312,675
	KB Home
220,000	6.250%, 6/15/2015	210,100
	Lear Corporation
155,000	8.500%, 12/1/2013[f]	102,300
	Limited Brands, Inc.
200,000	6.900%, 7/15/2017	188,590
	MGM MIRAGE
100,000	7.500%, 6/1/2016	77,500
60,000	11.125%, 11/15/2017[c]	65,550
40,000	11.375%, 3/1/2018[c]	37,600
	Neiman Marcus Group, Inc.
100,000	10.375%, 10/15/2015	85,500
	Peninsula Gaming, LLC
90,000	8.375%, 8/15/2015[c]	90,000
130,000	10.750%, 8/15/2017[c]	130,650
	Pokagon Gaming Authority
196,000	10.375%, 6/15/2014[c]	203,840
	Rite Aid Corporation
160,000	7.500%, 3/1/2017	140,800
100,000	9.500%, 6/15/2017	81,000
	Service Corporation International
130,000	6.750%, 4/1/2015	127,400
	Shingle Springs Tribal Gaming Authority
180,000	9.375%, 6/15/2015[c]	129,600
	Toys R Us Property Company I, LLC
110,000	10.750%, 7/15/2017[c]	118,250
	TRW Automotive, Inc.
180,000	7.000%, 3/15/2014[c]	163,800
	Tunica Biloxi Gaming Authority
260,000	9.000%, 11/15/2015[g]	234,000
	Turning Stone Resort Casino Enterprise
180,000	9.125%, 9/15/2014[g]	171,900
	Universal City Florida Holding Company I/II
180,000	5.233%, 11/1/2009[d]	175,950
	Viacom, Inc.
300,000	6.250%, 4/30/2016	323,567
	Warnaco, Inc.
150,000	8.875%, 6/15/2013	153,750
	West Corporation
50,000	9.500%, 10/15/2014	49,000

Principal Amount	Long-Term Fixed Income (67.3%)	Value
Consumer Cyclical (6.7%) - continued
	Wyndham Worldwide Corporation
$100,000	6.000%, 12/1/2016	$90,032

	Total Consumer Cyclical	5,556,582

Consumer Non-Cyclical (4.4%)
	Altria Group, Inc.
300,000	9.950%, 11/10/2038	407,879
	Biomet, Inc.
130,000	10.000%, 10/15/2017[c]	138,450
80,000	10.375%, 10/15/2017	85,000
	Bunge Limited Finance Corporation
236,000	8.500%, 6/15/2019	272,068
	Community Health Systems, Inc.
280,000	8.875%, 7/15/2015	287,000
	Constellation Brands, Inc.
75,000	7.250%, 9/1/2016	74,625
	DJO Finance, LLC
20,000	10.875%, 11/15/2014	20,450
	HCA, Inc.
200,000	6.750%, 7/15/2013	191,500
340,000	9.250%, 11/15/2016	351,475
	Jarden Corporation
190,000	7.500%, 5/1/2017[e]	184,775
	Kroger Company
300,000	6.400%, 8/15/2017	331,936
	M-Foods Holdings, Inc.
150,000	9.750%, 10/1/2013[c]	154,125
	Michael Foods, Inc.
160,000	8.000%, 11/15/2013	162,400
	Omnicare, Inc.
110,000	6.875%, 12/15/2015	105,600
	Stater Brothers Holdings, Inc.
210,000	8.125%, 6/15/2012	211,050
	Tenet Healthcare Corporation
200,000	7.375%, 2/1/2013	198,000
100,000	9.000%, 5/1/2015[c]	104,500
100,000	10.000%, 5/1/2018[c]	110,250
	U.S. Oncology, Inc.
80,000	10.750%, 8/15/2014	83,600
100,000	9.125%, 8/15/2017[c]	105,250
	Visant Corporation
100,000	7.625%, 10/1/2012	100,125

	Total Consumer Non-Cyclical	3,680,058

Energy (3.0%)
	Chesapeake Energy Corporation
320,000	6.375%, 6/15/2015	297,200
140,000	6.250%, 1/15/2018	125,300
	Cie Generale de Geophysique Veritas
200,000	7.500%, 5/15/2015	199,000
	Connacher Oil and Gas, Ltd.
220,000	10.250%, 12/15/2015[c]	179,300
	Denbury Resources, Inc.
155,000	7.500%, 12/15/2015	153,838
	Forest Oil Corporation
210,000	7.250%, 6/15/2019	196,350
	Marathon Oil Corporation
300,000	7.500%, 2/15/2019	346,028
	Mariner Energy, Inc.
90,000	11.750%, 6/30/2016	96,975

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (67.3%)	Value
Energy (3.0%) - continued
	Newfield Exploration Company
$135,000	6.625%, 4/15/2016	$132,300
	PetroHawk Energy Corporation
200,000	9.125%, 7/15/2013	205,500
	Petroplus Finance, Ltd.
140,000	7.000%, 5/1/2017[c]	127,400
	Plains Exploration & Production Company
150,000	7.750%, 6/15/2015	148,875
185,000	10.000%, 3/1/2016	199,337
	Sandridge Energy, Inc.
70,000	9.875%, 5/15/2016[c]	72,975

	Total Energy	2,480,378

Financials (7.0%)
	AvalonBay Communities, Inc.
300,000	5.750%, 9/15/2016	310,644
	AXA SA
200,000	6.463%, 12/14/2018[c,h]	155,000
	BBVA Bancomer SA
200,000	6.008%, 5/17/2022[c]	178,850
	Boston Properties, LP
300,000	5.000%, 6/1/2015	293,765
	Deluxe Corporation
100,000	5.125%, 10/1/2014	88,500
	Developers Diversified Realty Corporation, Convertible
100,000	3.000%, 3/15/2012	88,125
	ERP Operating, LP
300,000	5.750%, 6/15/2017	297,159
	General Motors Acceptance Corporation, LLC
110,000	5.375%, 6/6/2011[c,e]	101,475
105,000	6.875%, 9/15/2011[c]	99,225
80,000	7.500%, 12/31/2013[c]	70,000
	HCP, Inc.
300,000	6.700%, 1/30/2018	288,640
	J.P. Morgan Chase Capital XX
440,000	6.550%, 9/29/2036	408,651
	Lehman Brothers Holdings, Inc.
400,000	7.000%, 9/27/2027[f]	68,000
	Liberty Mutual Group, Inc.
200,000	10.750%, 6/15/2058[c]	190,000
	Lincoln National Corporation
630,000	7.000%, 5/17/2066	450,450
	MetLife, Inc.
50,000	7.875%, 12/15/2037[c]	47,000
	Mitsubishi UFG Capital Finance, Ltd.
200,000	6.346%, 7/25/2016	184,756
	Nuveen Investments, Inc.
60,000	10.500%, 11/15/2015[c]	51,900
	ProLogis Trust
210,000	5.625%, 11/15/2016	188,426
	Prudential Financial, Inc.
285,000	8.875%, 6/15/2038	279,300
	Rabobank Nederland
315,000	11.000%, 6/30/2019[c]	385,875
	Regency Centers, LP
300,000	5.875%, 6/15/2017	281,982
	Simon Property Group, LP
300,000	6.125%, 5/30/2018	302,272

Principal Amount	Long-Term Fixed Income (67.3%)	Value
Financials (7.0%) - continued
	Swiss RE Capital I, LP
$420,000	6.854%, 5/25/2016[c]	$315,000
	Wachovia Capital Trust III
420,000	5.800%, 3/15/2011	289,800
	Wells Fargo Capital XIII
440,000	7.700%, 3/26/2013	387,200

	Total Financials	5,801,995

Technology (1.3%)
	Amkor Technology, Inc.
100,000	7.750%, 5/15/2013	100,000
	Avago Technologies Finance Pte
26,000	5.861%, 12/1/2009[d]	25,480
50,000	10.125%, 12/1/2013	52,625
	First Data Corporation
350,000	9.875%, 9/24/2015	323,313
	Freescale Semiconductor, Inc.
100,000	8.875%, 12/15/2014	76,500
	NXP BV/NXP Funding, LLC
21,000	10.000%, 7/15/2013[c]	20,580
60,000	7.875%, 10/15/2014	47,100
	Seagate Technology HDD Holdings
130,000	6.800%, 10/1/2016	119,275
	Sungard Data Systems, Inc.
330,000	4.875%, 1/15/2014	297,000

	Total Technology	1,061,873

Transportation (0.9%)
	Delta Air Lines, Inc.
140,000	7.920%, 11/18/2010	135,800
	Hertz Corporation
270,000	8.875%, 1/1/2014	272,700
	Kansas City Southern de Mexico SA de CV
150,000	7.625%, 12/1/2013	145,500
200,000	12.500%, 4/1/2016[c]	221,000

	Total Transportation	775,000

Utilities (5.6%)
	AES Corporation
330,000	7.750%, 10/15/2015[h]	331,650
	Dominion Resources, Inc.
400,000	6.300%, 9/30/2066	320,000
	Dynegy Holdings, Inc.
110,000	6.875%, 4/1/2011[e]	111,650
120,000	8.375%, 5/1/2016	112,200
	Edison Mission Energy
130,000	7.750%, 6/15/2016	113,750
200,000	7.000%, 5/15/2017	167,000
	El Paso Corporation
100,000	12.000%, 12/12/2013	114,000
250,000	6.875%, 6/15/2014	245,000
	Enbridge Energy Partners, LP
400,000	8.050%, 10/1/2037	356,000
	Energy Future Holdings Corporation
210,000	10.875%, 11/1/2017	158,550
	Energy Transfer Partners, LP
300,000	6.625%, 10/15/2036	311,378
	Enterprise Products Operating, LP
700,000	7.034%, 1/15/2068	612,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

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Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (67.3%)	Value
Utilities (5.6%) - continued
	NRG Energy, Inc.
$320,000	7.375%, 2/1/2016	$309,600
	Pacific Energy Partners, LP/Pacific Energy Finance Corporation
110,000	7.125%, 6/15/2014	113,919
	Regency Energy Partners, LP
100,000	8.375%, 12/15/2013	101,000
130,000	9.375%, 6/1/2016[c]	135,200
	Sabine Pass LNG, LP
205,000	7.500%, 11/30/2016	175,019
	SemGroup, LP
150,000	8.750%, 11/15/2015[c,f]	9,750
	Southern Star Central Corporation
110,000	6.750%, 3/1/2016	105,050
	Southern Union Company
400,000	7.200%, 11/1/2066	315,000
	Trans-Canada Pipelines
400,000	6.350%, 5/15/2067	350,457
	Williams Partners, LP
120,000	7.250%, 2/1/2017	117,925

	Total Utilities	4,686,598

	Total Long-Term Fixed Income (cost $58,527,724)	56,012,540

Shares	Common Stock (25.8%)	Value
Consumer Discretionary (1.8%)
1,800	Best Buy Company, Inc.	67,536
2,600	Genuine Parts Company	98,956
9,400	Home Depot, Inc.	250,416
2,400	McDonald’s Corporation	136,968
4,500	McGraw-Hill Companies, Inc.	113,130
3,900	Snap-On, Inc.	135,564
1,800	Stanley Works	76,842
3,400	Staples, Inc.	78,948
3,000	Starwood Hotels & Resorts Worldwide, Inc.	99,090
5,632	Time Warner, Inc.	162,089
1,900	VF Corporation	137,617
2,100	Whirlpool Corporation	146,916

	Total Consumer Discretionary	1,504,072

Consumer Staples (2.1%)
5,900	Altria Group, Inc.	105,079
1,400	Coca-Cola Company	75,180
1,000	Diageo plc ADR	61,490
1,600	General Mills, Inc.	103,008
2,100	Kimberly-Clark Corporation	123,858
5,500	Kraft Foods, Inc.	144,485
2,000	Lorillard, Inc.	148,600
3,600	Nash Finch Company	98,424
4,900	Nu Skin Enterprises, Inc.	90,797
1,400	PepsiCo, Inc.	82,124
4,600	Philip Morris International, Inc.	224,204
2,837	Procter & Gamble Company	164,319
7,000	Spartan Stores, Inc.	98,910
7,600	SUPERVALU, Inc.	114,456
1,900	Wal-Mart Stores, Inc.	93,271

	Total Consumer Staples	1,728,205

Shares	Common Stock (25.8%)	Value
Energy (2.6%)
2,300	BP plc ADR	$122,429
5,900	Chevron Corporation	415,537
7,400	ConocoPhillips	334,184
700	Diamond Offshore Drilling, Inc.	66,864
4,900	Exxon Mobil Corporation	336,189
6,500	Marathon Oil Corporation	207,350
7,100	Noble Corporation	269,516
1,600	Occidental Petroleum Corporation	125,440
2,700	Royal Dutch Shell plc ADR	154,413
3,600	Teekay Shipping Corporation	78,732
1,350	Total SA ADR	80,001

	Total Energy	2,190,655

Financials (9.3%)
4,400	ACE, Ltd.[i]	235,224
4,100	AFLAC, Inc.	175,234
8,200	Allstate Corporation	251,084
3,500	AMB Property Corporation	80,325
3,300	American Campus Communities, Inc.	88,605
4,100	Ameriprise Financial, Inc.	148,953
3,337	AvalonBay Communities, Inc.	242,700
10,200	Bank of America Corporation	172,584
3,700	Bank of New York Mellon Corporation	107,263
3,000	BB&T Corporation	81,720
4,000	Boston Properties, Inc.	262,200
2,300	BRE Properties, Inc.	71,990
6,800	Brookfield Properties Corporation	76,568
2,800	Camden Property Trust	112,840
5,100	Chubb Corporation	257,091
3,300	Corporate Office Properties Trust	121,704
9,700	DCT Industrial Trust, Inc.	49,567
4,100	Digital Realty Trust, Inc.	187,411
5,400	Douglas Emmett, Inc.	66,312
2,000	Equity Lifestyle Properties, Inc.	85,580
8,700	Equity Residential REIT	267,090
1,700	Essex Property Trust, Inc.	135,286
3,100	Federal Realty Investment Trust	190,247
800	Goldman Sachs Group, Inc.	147,480
7,700	Health Care Property Investors, Inc.	221,298
3,800	Health Care REIT, Inc.	158,156
3,900	Highwoods Properties, Inc.	122,655
1,500	Home Properties, Inc.	64,635
1,000	Hospitality Properties Trust	20,370
17,300	Host Marriott Corporation	203,621
6,300	J.P. Morgan Chase & Company	276,066
7,722	Kimco Realty Corporation	100,695
4,300	Liberty Property Trust	139,879
4,214	Macerich Company[e]	127,811
3,300	Mack-Cali Realty Corporation	106,689
4,900	Nationwide Health Properties, Inc.	151,851
2,600	Plum Creek Timber Company, Inc.[e]	79,664
2,000	PNC Financial Services Group, Inc.	97,180
8,100	ProLogis Trust	96,552
3,456	Public Storage, Inc.	260,029
3,500	Regency Centers Corporation	129,675
5,200	Senior Housing Property Trust	99,372
3,850	Simon Property Group, Inc.	267,306

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Common Stock (25.8%)	Value
Financials (9.3%) - continued
3,700	State Street Corporation	$194,620
15,900	Sunstone Hotel Investors, Inc.[i]	112,890
2,400	Tanger Factory Outlet Centers, Inc.	89,616
3,000	Taubman Centers, Inc.	108,240
6,100	Travelers Companies, Inc.	300,303
5,400	U.S. Bancorp	118,044
6,100	Ventas, Inc.	234,850
4,276	Vornado Realty Trust	275,417

	Total Financials	7,772,542

Health Care (2.4%)
2,900	Abbott Laboratories	143,463
23,100	Boston Scientific Corporation[i]	244,629
5,300	Bristol-Myers Squibb Company	119,356
2,700	Eli Lilly and Company	89,181
3,900	Johnson & Johnson	237,471
1,700	Medtronic, Inc.	62,560
8,200	Merck & Company, Inc.	259,366
4,700	Novartis AG ADR	236,786
24,600	Pfizer, Inc.	407,130
3,100	Wyeth	150,598

	Total Health Care	1,950,540

Industrials (2.4%)
1,300	3M Company	95,940
1,700	Dover Corporation	65,892
2,100	Eaton Corporation	118,839
2,400	Emerson Electric Company	96,192
1,500	FedEx Corporation	112,830
1,500	Fluor Corporation	76,275
2,800	General Dynamics Corporation	180,880
13,200	General Electric Company	216,744
3,300	Honeywell International, Inc.	122,595
3,700	Illinois Tool Works, Inc.	158,027
1,400	Parker-Hannifin Corporation	72,576
10,400	R.R. Donnelley & Sons Company	221,104
5,400	Tyco International, Ltd.	186,192
1,200	United Parcel Service, Inc.	67,764
2,700	United Technologies Corporation	164,511

	Total Industrials	1,956,361

Information Technology (2.5%)
3,300	Cisco Systems, Inc.[i]	77,682
15,900	EarthLink, Inc.	133,719
100	Google, Inc.[i]	49,585
5,300	Harris Corporation	199,280
6,900	Heartland Payment Systems, Inc.	100,119
3,700	Hewlett-Packard Company	174,677
9,100	Intel Corporation	178,087
2,400	International Business Machines Corporation	287,064
10,600	Microsoft Corporation	274,434
10,700	Oracle Corporation	222,988
3,800	Paychex, Inc.	110,390
8,140	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	89,214
4,900	Tyco Electronics, Ltd.	109,172
13,500	United Online, Inc.	108,540

	Total Information Technology	2,114,951

Shares	Common Stock (25.8%)	Value
Materials (1.1%)
900	Air Products and Chemicals, Inc.	$69,822
2,100	BHP Billiton, Ltd.	138,621
3,600	E.I. du Pont de Nemours and Company	115,704
1,400	Lubrizol Corporation	100,044
2,000	Nucor Corporation	94,020
7,500	Olin Corporation	130,800
3,900	Packaging Corporation of America	79,560
1,500	PPG Industries, Inc.	87,315
2,800	Southern Copper Corporation	85,932

	Total Materials	901,818

Telecommunications Services (0.8%)
12,800	AT&T, Inc.	345,728
7,500	Verizon Communications, Inc.	227,025
4,900	Vodafone Group plc ADR	110,250

	Total Telecommunications Services	683,003

Utilities (0.8%)
2,000	AGL Resources, Inc.	70,540
6,100	Duke Energy Corporation	96,014
2,200	Energen Corporation	94,820
2,900	Integrys Energy Group, Inc.	104,081
9,600	Mirant Corporation[i]	157,728
6,400	NiSource, Inc.	88,896
1,400	PG&E Corporation	56,686

	Total Utilities	668,765

	Total Common Stock (cost $21,152,772)	21,470,912

Shares	Preferred Stock (0.3%)	Value
Financials (0.2%)
2,600	Bank of America Corporation,
	8.625%	61,542
2,600	Federal National Mortgage Association, 8.250%[i]	4,186
70	Preferred Blocker, Inc., 7.000%[c]	40,707
2,600	U.S. Bancorp, 7.875%	70,590

	Total Financials	177,025

Utilities (0.1%)
2,600	Xcel Energy, Inc., 7.600%	67,548

	Total Utilities	67,548

	Total Preferred Stock (cost $278,782)	244,573

Shares	Collateral Held for Securities Loaned (0.8%)	Value
694,525	Thrivent Financial Securities Lending Trust	694,525

	Total Collateral Held for Securities Loaned (cost $694,525)	694,525

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares or Principal Amount	Short-Term Investments (5.6%)[j]	Value
	Federal Home Loan Bank Discount Notes
700,000	0.200%, 3/17/2010[k]	$699,361
4,020,861	Thrivent Money Market Portfolio	4,020,861

	Total Short-Term Investments (at amortized cost)	4,720,222

	Total Investments (cost $85,455,257) 99.9%	$83,232,622

	Other Assets and Liabilities, Net 0.1%	77,898

	Total Net Assets 100.0%	$83,310,520

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2009, the value of these investments was $7,882,703 or 9.5% of total net assets.

d	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
e	All or a portion of the security is on loan.
f	In bankruptcy.
g

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Portfolio owned as of September 30, 2009.

Security	Acquisition Date	Cost
Commercial Mortgage Pass-Through Certificates	5/2/2007	$1,000,000
Tunica Biloxi Gaming Authority	11/8/2005	260,000
Turning Stone Resort Casino Enterprise	9/8/2006	161,661
Wachovia Bank Commercial Mortgage Trust	4/25/2007	2,000,000

h	All or a portion of the security was earmarked to cover options.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
k	At September 30, 2009, $699,361 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$5,136,167
Gross unrealized depreciation	(7,358,802)

Net unrealized appreciation (depreciation)	$(2,222,635)

Cost for federal income tax purposes	$85,455,257

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Financials	89,850	–	89,850	–
Long-Term Fixed Income
Asset-Backed Securities	5,473,717	–	5,473,717	–
Basic Materials	2,444,751	–	2,444,751	–
Capital Goods	1,998,379	–	1,998,379	–
Collateralized Mortgage Obligations	11,119,718	–	11,119,718	–
Commercial Mortgage-Backed Securities	6,130,138	–	6,130,138	–
Communications Services	4,803,353	–	4,803,353	–
Consumer Cyclical	5,556,582	–	5,556,582	–
Consumer Non-Cyclical	3,680,058	–	3,680,058	–
Energy	2,480,378	–	2,480,378	–
Financials	5,801,995	–	5,801,995	–
Technology	1,061,873	–	1,061,873	–
Transportation	775,000	–	639,200	135,800
Utilities	4,686,598	–	4,686,598	–
Common Stock
Consumer Discretionary	1,504,072	1,504,072	–	–
Consumer Staples	1,728,205	1,728,205	–	–
Energy	2,190,655	2,190,655	–	–
Financials	7,772,542	7,772,542	–	–
Health Care	1,950,540	1,950,540	–	–
Industrials	1,956,361	1,956,361	–	–
Information Technology	2,114,951	2,114,951	–	–
Materials	901,818	901,818	–	–
Telecommunications Services	683,003	683,003	–	–
Utilities	668,765	668,765	–	–
Preferred Stock
Financials	177,025	136,318	40,707	–
Utilities	67,548	67,548	–	–
Collateral Held for Securities Loaned	694,525	694,525	–	–
Short-Term Investments	4,720,222	4,020,861	699,361	–

Total	$83,232,622	$26,390,164	$56,706,658	$135,800

Other Financial Instruments*	$74,143	$74,143	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Diversified Income Plus Portfolio.

Investments in Securities	Value December 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers in and/or (Out of) Level 3	Value September 30, 2009
Long-Term Fixed Income
Asset-Backed Securities	1,312,255	–	–	109,545	–	(1,421,800)	–
Transportation	424,051	27	(119,980)	221,119	(389,417)	–	135,800
Preferred Stock
Financials	305,589	–	(87,446)	107,059	(284,495)	(40,707)	–

Total	$2,041,895	$27	($207,426)	$437,723	($673,912)	($1,462,507)	$135,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	26	December 2009	$2,974,032	$3,018,437	$44,405
10-Yr. U.S. Treasury Bond Futures	(15)	December 2009	(1,741,829)	(1,774,922)	(33,093)
S&P 500 Index Mini-Futures	59	December 2009	3,044,672	3,106,055	61,383
Total Futures Contracts					$72,695

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	15	$1,090 .00	October 2009	($4,200)	$1,448
Total Call Options Written				($4,200)	$1,448

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$1,906,331	$35,704,076	$33,589,546	4,020,861	$4,020,861	$11,301
Thrivent Financial Securities Lending Trust	1,642,478	7,428,909	8,376,862	694,525	694,525	9,999
Total Value and Income Earned	3,548,809				4,715,386	21,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (79.5%)	Value
Asset-Backed Securities (5.6%)
	Americredit Automobile Receivables Trust
$21,670	0.334%, 10/6/2009[a,b]	$21,346
10,378	5.200%, 3/6/2011	10,382
27,434	3.430%, 7/6/2011[a]	27,633
908	5.210%, 10/6/2011[a]	908
	Bear Stearns Asset-Backed Securities, Inc.
67,448	5.000%, 1/25/2034	61,463
	Capital Auto Receivables Asset Trust
4,051	0.303%, 10/15/2009[b]	4,048
30,000	0.343%, 10/15/2009[b]	29,838
24,317	4.730%, 9/15/2010	24,349
	Capital One Auto Finance Trust
44,437	0.283%, 10/15/2009[a,b]	43,971
	Carmax Auto Owner Trust
34,688	0.943%, 10/15/2009[b]	34,714
	Ford Credit Auto Owner Trust
10,976	5.160%, 11/15/2010	11,013
	Harley Davidson Motorcycle Trust
10,501	1.143%, 10/15/2009[b]	10,507
	Household Automotive Trust
19,044	5.610%, 8/17/2011	19,361
4,857	5.280%, 9/17/2011	4,912
59,557	4.550%, 7/17/2012	59,670

	Total Asset-Backed Securities	364,115

Basic Materials (1.2%)
	Yara International ASA
70,000	7.875%, 6/11/2019[c]	78,654

	Total Basic Materials	78,654

Capital Goods (1.1%)
	Roper Industries, Inc.
70,000	6.625%, 8/15/2013	75,397

	Total Capital Goods	75,397

Collateralized Mortgage Obligations (5.6%)
	American Home Mortgage Assets Trust
131,039	1.861%, 10/1/2009[b]	66,959
122,901	0.371%, 10/26/2009[b]	56,028
80,707	0.436%, 10/26/2009[b]	38,095
	Chase Funding Trust
26,453	4.045%, 11/25/2029	25,989
	GMAC Mortgage Corporation Loan Trust
60,000	5.500%, 10/25/2033	57,394
	Impac CMB Trust
24,447	0.516%, 10/26/2009[b]	13,093
	J.P. Morgan Mortgage Trust
54,271	5.294%, 7/25/2035	51,908
	Master Alternative Loans Trust
29,483	6.250%, 7/25/2036	14,904
	Residential Asset Securitization Trust
39,137	6.250%, 11/25/2036	25,690

Principal Amount	Long-Term Fixed Income (79.5%)	Value
Collateralized Mortgage Obligations (5.6%) - continued
	Structured Asset Securities Corporation
$25,540	5.000%, 6/25/2035	$19,555

	Total Collateralized Mortgage Obligations	369,615

Commercial Mortgage-Backed Securities (0.8%)
	Citigroup/Deutsche Bank Commercial Mortgage Securities, Inc.
40,000	5.205%, 12/11/2049	39,812
	Credit Suisse First Boston Mortgage Securities Corporation
50,070	4.508%, 12/25/2033	9,417

	Total Commercial Mortgage-Backed Securities	49,229

Communications Services (2.1%)
	CC Holdings GS V, LLC
50,000	7.750%, 5/1/2017[c]	51,750
	Time Warner Cable, Inc.
70,000	8.250%, 4/1/2019	84,609

	Total Communications Services	136,359

Consumer Cyclical (3.8%)
	American Honda Finance Corporation
100,000	1.042%, 12/20/2009[b,c]	96,927
	Home Depot, Inc.
60,000	0.420%, 12/16/2009[b]	59,968
	Ohana Military Communities, LLC
120,000	6.000%, 10/1/2051[c]	93,369

	Total Consumer Cyclical	250,264

Consumer Non-Cyclical (4.2%)
	H.J. Heinz Finance Company
70,000	7.125%, 8/1/2039[c]	82,851
	Hospira, Inc.
60,000	0.763%, 12/30/2009[b]	59,855
	Howard Hughes Medical Institute
60,000	3.450%, 9/1/2014	61,303
	Koninklijke (Royal) Philips Electronics NV
70,000	1.449%, 12/11/2009[b]	70,769

	Total Consumer Non-Cyclical	274,778

Energy (5.5%)
	Enterprise Products Operating, LP
125,000	4.625%, 10/15/2009	125,091
70,000	4.600%, 8/1/2012	72,531
	Great River Energy
56,775	5.829%, 7/1/2017[c]	60,161
	Pioneer Natural Resources Company
110,000	5.875%, 7/15/2016	101,671

	Total Energy	359,454

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (79.5%)	Value
Financials (29.0%)
	Agfirst Farm Credit Bank
$120,000	6.585%, 6/15/2012[c]	$76,452
	AgriBank FCB
70,000	9.125%, 7/15/2019	75,706
	BAC Capital Trust XIV
250,000	1.161%, 12/1/2009[b]	138,854
	Capital One Bank USA NA
70,000	8.800%, 7/15/2019	80,917
	Capital One Capital V
30,000	10.250%, 8/15/2039	33,150
	Chase Manhattan Corporation
70,000	7.000%, 11/15/2009	70,393
	Credit Agricole SA
100,000	6.637%, 5/31/2017[c]	71,000
	Deutsche Bank NY
70,000	0.892%, 12/18/2009[b]	69,683
	Discover Financial Services
70,000	0.830%, 12/14/2009[b]	68,443
	First Union Corporation
60,000	7.574%, 8/1/2026	62,596
	Glitnir Banki HF
50,000	3.226%, 1/21/2011[d,e]	12,250
	HRPT Properties Trust
50,000	0.895%, 12/16/2009[b]	47,283
	Independence Community Bank Corporation
70,000	2.417%, 10/1/2009[b]	63,748
	J.P. Morgan Chase & Company
70,000	0.727%, 10/1/2009[b]	70,187
100,000	1.440%, 11/16/2009[b]	66,107
80,000	0.533%, 12/28/2009[b]	80,666
	MBNA Capital
100,000	1.283%, 11/1/2009[b]	62,059
	MetLife, Inc.
70,000	0.603%, 12/29/2009[b]	70,589
	Nationwide Health Properties, Inc.
60,000	6.900%, 10/1/2037	61,306
	NiSource Finance Corporation
60,000	0.977%, 11/23/2009[b]	59,934
	Private Export Funding Corporation
75,000	3.050%, 10/15/2014	74,828
	Protective Life Secured Trust
70,000	4.000%, 10/7/2009	70,023
	Rabobank Nederland
70,000	11.000%, 6/30/2019[c]	85,750
	Royal Bank of Scotland Group plc
100,000	7.640%, 9/29/2017	49,000
	Sovereign Bank
15,000	2.193%, 11/2/2009[b]	14,304
	State Street Bank and Trust Company
70,000	0.499%, 12/15/2009[b]	70,299
	Suncorp-Metway, Ltd.
70,000	0.668%, 12/17/2009[b,c]	70,189
	SunTrust Bank
70,000	0.529%, 11/23/2009[b]	63,770
	US AgBank FCB
50,000	6.110%, 7/10/2012[c]	26,720

Principal Amount	Long-Term Fixed Income (79.5%)	Value
Financials (29.0%) - continued
	Westfield Capital
$40,000	4.375%, 11/15/2010[c]	$40,587

	Total Financials	1,906,793

Foreign (1.2%)
	Province of Ontario
75,000	0.875%, 11/23/2009[b]	75,796

	Total Foreign	75,796

Transportation (1.8%)
	Skyway Concession Company, LLC
50,000	0.563%, 12/30/2009[b,c]	44,685
	Toll Road Investors Partnership II, LP
800,000	Zero Coupon, 2/15/2043[c]	56,536
173,660	Zero Coupon, 2/15/2045[c]	13,927

	Total Transportation	115,148

U.S. Government (16.9%)
	Federal Home Loan Banks
60,000	5.000%, 11/17/2017	65,546
	U.S. Department of Housing & Urban Development
1,000,000	3.440%, 8/1/2011	1,046,564

	Total U.S. Government	1,112,110

U.S. Municipals (0.7%)
	Oakland, California Redevelopment Agency Taxable Bonds (Series T)
50,000	5.252%, 9/1/2016	48,647

	Total U.S. Municipals	48,647

	Total Long-Term Fixed Income (cost $5,063,682)	5,216,359

Shares or Principal Amount	Short-Term Investments (18.3%)[f]	Value
100,000	Federal Home Loan Bank Discount Notes 0.200%, 3/17/2010[g]	99,909
500,000	Federal National Mortgage Association Discount Notes 0.100%, 10/14/2009	499,982
606,193	Thrivent Money Market Portfolio	606,193

	Total Short-Term Investments (at amortized cost)	1,206,084

	Total Investments (cost $6,269,766) 97.8%	$6,422,443

	Other Assets and Liabilities, Net 2.2%	143,148

	Total Net Assets 100.0%	$6,565,591

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2009, the value of these investments was $949,558 or 14.5% of total net assets.

d

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Socially Responsible Bond Portfolio owned as of September 30, 2009.

Security	Acquisition Date	Cost
Glitnir Banki HF	5/1/2008	$45,836

e	In bankruptcy.
f	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
g	At September 30, 2009, $99,909 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$324,259
Gross unrealized depreciation	(171,582)

Net unrealized appreciation (depreciation)	$152,677

Cost for federal income tax purposes	$6,269,766

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Partner Socially Responsible Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	364,115	–	364,115	–
Basic Materials	78,654	–	78,654	–
Capital Goods	75,397	–	75,397	–
Collateralized Mortgage Obligations	369,615	–	369,615	–
Commercial Mortgage-Backed Securities	49,229	–	49,229	–
Communications Services	136,359	–	136,359	–
Consumer Cyclical	250,264	–	250,264	–
Consumer Non-Cyclical	274,778	–	274,778	–
Energy	359,454	–	359,454	–
Financials	1,906,793	–	1,906,793	–
Foreign	75,796	–	75,796	–
Transportation	115,148	–	115,148	–
U.S. Government	1,112,110	–	1,112,110	–
U.S. Municipals	48,647	–	48,647	–
Short-Term Investments	1,206,084	606,193	599,891	–

Total	$6,422,443	$606,193	$5,816,250	$–

Other Financial Instruments*	$5,551	$5,551	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(12)	December 2009	($2,592,701)	($2,603,625)	($10,924)
5-Yr. U.S. Treasury Bond Futures	(2)	December 2009	(230,841)	(232,188)	(1,347)
10-Yr. U.S. Treasury Bond Futures	4	December 2009	467,506	473,312	5,806
20-Yr. U.S. Treasury Bond Futures	5	December 2009	594,859	606,875	12,016
Total Futures Contracts					$5,551

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Socially Responsible Bond Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$605,703	$6,754,457	$6,753,967	606,193	$606,193	$3,175
Total Value and Income Earned	605,703				606,193	3,175

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

Income Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Asset-Backed Securities (2.2%)
	Bear Stearns Mortgage Funding Trust
$2,149,976	0.386%, 10/26/2009[a]	$399,094
	Capitalsource Commercial Loan Trust
3,746,418	0.376%, 10/20/2009[a,b]	3,121,890
	Countrywide Asset-Backed Certificates
1,429,248	4.778%, 2/25/2036	1,038,866
	First Franklin Mortgage Loan Asset-Backed Certificates
1,457,159	0.336%, 10/26/2009[a]	1,386,459
	GE Capital Credit Card Master Note Trust
3,100,000	2.540%, 9/15/2014	3,099,417
	GMAC Mortgage Corporation Loan Trust
8,437,105	0.426%, 10/26/2009[a,c]	3,269,987
7,262,148	0.426%, 10/26/2009[a,c]	2,024,469
	IndyMac Seconds Asset-Backed Trust
979,113	0.416%, 10/26/2009[a,c]	263,289
	Merna Re, Ltd.
12,250,000	2.033%, 12/31/2009[a,d]	11,915,575

	Total Asset-Backed Securities	26,519,046

Basic Materials (4.2%)
	ArcelorMittal
2,500,000	9.000%, 2/15/2015	2,875,000
6,050,000	6.125%, 6/1/2018	5,960,194
	Arch Western Finance, LLC
1,900,000	6.750%, 7/1/2013	1,869,125
	Barrick Gold Corporation
2,585,000	6.950%, 4/1/2019	3,026,350
	Domtar Corporation
1,250,000	7.125%, 8/15/2015	1,225,000
	Dow Chemical Company
1,950,000	5.900%, 2/15/2015	2,001,447
1,950,000	8.550%, 5/15/2019	2,192,085
	E.I. Du Pont de Nemours & Company
2,600,000	6.000%, 7/15/2018	2,908,032
	FMG Finance, Pty. Ltd.
1,870,000	10.625%, 9/1/2016[d]	2,071,025
	Freeport-McMoRan Copper & Gold, Inc.
1,860,000	8.375%, 4/1/2017	1,978,575
	Georgia-Pacific Corporation
2,310,000	9.500%, 12/1/2011	2,460,150
	Huntsman International, LLC
620,000	5.500%, 6/30/2016[d]	527,000
	International Paper Company
2,500,000	9.375%, 5/15/2019	2,927,240
	Mosaic Global Holdings, Inc., Convertible
2,500,000	7.375%, 12/1/2014[d]	2,653,590
	Nalco Company
1,870,000	8.875%, 11/15/2013	1,921,425
	Newmont Mining Corporation
3,100,000	5.125%, 10/1/2019	3,098,630
	Peabody Energy Corporation
1,250,000	7.375%, 11/1/2016	1,262,500

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Basic Materials (4.2%) - continued
	Potash Corporation of Saskatchewan, Inc.
$1,875,000	3.750%, 9/30/2015	$1,871,008
	Rio Tinto Finance, Ltd.
1,200,000	5.875%, 7/15/2013	1,292,911
3,285,000	6.500%, 7/15/2018	3,532,492
	Teck Resources, Ltd.
1,250,000	9.750%, 5/15/2014	1,375,000
620,000	10.250%, 5/15/2016	700,600
	Vale Overseas, Ltd.
1,250,000	5.625%, 9/15/2019	1,271,474

	Total Basic Materials	51,000,853

Capital Goods (3.4%)
	BAE Systems Holdings, Inc.
3,100,000	4.950%, 6/1/2014[d]	3,214,483
	Case New Holland, Inc.
1,200,000	7.125%, 3/1/2014	1,176,000
	CRH America, Inc.
2,400,000	6.000%, 9/30/2016	2,460,391
1,900,000	8.125%, 7/15/2018	2,136,244
	Honeywell International, Inc.
3,400,000	5.300%, 3/1/2018	3,659,940
	Hutchinson Whampoa Finance, Ltd.
3,750,000	4.625%, 9/11/2015[d]	3,722,070
	John Deere Capital Corporation
3,300,000	5.350%, 4/3/2018	3,508,082
	L-3 Communications Corporation
1,250,000	5.875%, 1/15/2015	1,243,750
	Lockheed Martin Corporation
1,805,000	6.150%, 9/1/2036	2,066,147
	Owens-Brockway Glass Container, Inc.
1,870,000	8.250%, 5/15/2013	1,912,075
	Republic Services, Inc.
630,000	5.500%, 9/15/2019[d]	648,999
	Systems 2001 Asset Trust, LLC
2,858,276	6.664%, 9/15/2013[b]	2,839,030
	Textron, Inc.
2,500,000	6.200%, 3/15/2015	2,509,898
	Tyco International Finance SA
1,550,000	4.125%, 10/15/2014	1,544,622
	United Technologies Corporation
3,500,000	4.875%, 5/1/2015	3,827,985
	Waste Management, Inc.
4,300,000	7.375%, 3/11/2019	5,004,099

	Total Capital Goods	41,473,815

Collateralized Mortgage Obligations (2.3%)
	Banc of America Mortgage Securities, Inc.
7,528,859	4.797%, 9/25/2035	6,021,356
	Countrywide Alternative Loan Trust
6,288,161	6.000%, 1/25/2037	4,582,862
	Deutsche Alt-A Securities, Inc.
3,887,506	1.016%, 10/1/2009[a]	1,912,069
	HomeBanc Mortgage Trust
3,390,856	5.992%, 4/25/2037	2,268,716

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

Income Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Collateralized Mortgage Obligations (2.3%) - continued
	Merrill Lynch Mortgage Investors, Inc.
$5,570,437	4.869%, 6/25/2035	$4,965,220
	Wachovia Mortgage Loan Trust, LLC
4,584,563	5.576%, 5/20/2036	3,585,963
	Washington Mutual Mortgage Pass-Through Certificates
7,490,383	1.651%, 10/1/2009[a]	2,791,249
1,103,602	0.536%, 10/25/2009[a]	596,058
1,914,531	4.826%, 9/25/2035	1,611,975

	Total Collateralized Mortgage Obligations	28,335,468

Commercial Mortgage-Backed Securities (7.2%)
	Banc of America Large Loan Trust
3,250,000	0.453%, 10/15/2009[a,d]	2,540,691
	Bear Stearns Commercial Mortgage Securities, Inc.
3,000,000	0.393%, 10/15/2009[a,b]	2,323,146
3,500,000	5.331%, 2/11/2044	3,150,616
	Citigroup Commercial Mortgage Trust
12,500,000	0.383%, 10/15/2009[a,d]	7,824,838
	Commercial Mortgage Pass-Through Certificates
272,188	0.343%, 10/15/2009[a,d]	270,291
2,000,000	0.373%, 10/15/2009[a,b]	1,273,852
4,750,000	0.423%, 10/15/2009[a,b]	2,940,317
	Credit Suisse Mortgage Capital Certificates
7,500,000	0.413%, 10/15/2009[a,d]	3,883,095
	Crown Castle International Corporation
10,000,000	5.245%, 11/15/2036[d]	10,000,000
	Greenwich Capital Commercial Funding Corporation
10,750,000	5.867%, 12/10/2049	7,762,360
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
11,285,000	5.336%, 5/15/2047	9,669,800
11,500,000	6.007%, 6/15/2049	10,051,804
	Merrill Lynch Mortgage Trust
8,625,000	5.441%, 1/12/2044	7,374,651
	Wachovia Bank Commercial Mortgage Trust
15,000,000	0.363%, 10/15/2009[a,b]	8,678,280
7,700,000	4.390%, 2/15/2036	7,651,567
2,000,000	5.765%, 7/15/2045	1,795,776
	Washington Mutual Asset Securities Corporation
861,981	3.830%, 1/25/2035[d]	859,427

	Total Commercial Mortgage-Backed Securities	88,050,511

Communications Services (11.6%)
	Alltel Corporation
1,250,000	7.000%, 3/15/2016	1,426,170
	AT&T, Inc.
3,100,000	6.700%, 11/15/2013	3,512,167

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Communications Services (11.6%) - continued
$2,000,000	6.400%, 5/15/2038	$2,123,124
3,000,000	6.550%, 2/15/2039	3,270,726
	CC Holdings GS V, LLC
1,550,000	7.750%, 5/1/2017[d]	1,604,250
	Cincinnati Bell, Inc.
3,120,000	8.250%, 10/15/2017	3,075,134
	Citizens Communications Company
1,890,000	6.250%, 1/15/2013	1,852,200
	Comcast Corporation
4,300,000	5.900%, 3/15/2016	4,621,218
1,900,000	6.300%, 11/15/2017	2,081,619
2,900,000	5.700%, 5/15/2018	3,048,956
2,700,000	6.400%, 5/15/2038	2,846,996
	Cox Communications, Inc.
2,900,000	4.625%, 6/1/2013	3,012,636
1,230,000	5.450%, 12/15/2014	1,321,298
3,400,000	9.375%, 1/15/2019[d]	4,295,804
2,500,000	8.375%, 3/1/2039[d]	3,083,938
	Cricket Communications, Inc.
1,240,000	7.750%, 5/15/2016[d]	1,258,600
	CSC Holdings, Inc.
1,250,000	7.625%, 7/15/2018	1,268,750
	Deutsche Telekom International Finance BV
5,500,001	6.750%, 8/20/2018	6,157,992
	DirecTV Holdings, LLC
4,300,000	5.875%, 10/1/2019[d]	4,273,125
	DIRECTV Holdings, LLC
2,490,000	7.625%, 5/15/2016	2,664,300
	EchoStar DBS Corporation
1,250,000	7.125%, 2/1/2016	1,240,625
	Intelsat Subsidiary Holding Company, Ltd.
2,200,000	8.875%, 1/15/2015	2,238,500
	Level 3 Financing, Inc.
1,540,000	9.250%, 11/1/2014[e]	1,357,125
	New Cingular Wireless Services, Inc.
1,350,000	8.750%, 3/1/2031	1,788,292
	News America, Inc.
1,900,000	6.900%, 3/1/2019	2,120,170
1,900,000	5.650%, 8/15/2020[d]	1,926,089
2,140,000	6.400%, 12/15/2035	2,158,785
	Nextel Communications, Inc.
1,870,000	7.375%, 8/1/2015	1,678,325
	Qwest Communications International, Inc.
2,500,000	7.500%, 2/15/2014	2,468,750
	Qwest Corporation
600,000	8.375%, 5/1/2016[d]	621,000
	Rogers Cable, Inc.
2,410,000	8.750%, 5/1/2032	3,162,255
	Rogers Communications, Inc.
3,750,000	6.800%, 8/15/2018	4,208,460
	Rogers Wireless Communications, Inc.
3,200,000	7.500%, 3/15/2015	3,689,056
	Sprint Capital Corporation
620,000	7.625%, 1/30/2011	634,725
620,000	8.375%, 3/15/2012	640,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

Income Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Communications Services (11.6%) - continued
	Sprint Nextel Corporation
$1,240,000	8.375%, 8/15/2017	$1,233,800
	Telecom Italia Capital SA
2,950,000	5.250%, 11/15/2013	3,103,235
2,750,000	5.250%, 10/1/2015	2,846,995
2,500,000	7.175%, 6/18/2019	2,789,608
	Telefonica SA
2,500,000	4.949%, 1/15/2015	2,652,020
2,500,000	5.877%, 7/15/2019	2,716,290
	Thomson Reuters Corporation
4,500,000	6.500%, 7/15/2018	5,087,425
1,250,000	4.700%, 10/15/2019	1,247,114
	Time Warner Cable, Inc.
3,500,000	5.850%, 5/1/2017	3,690,215
2,800,000	8.750%, 2/14/2019	3,449,404
2,500,000	8.250%, 4/1/2019	3,021,740
2,600,000	6.750%, 6/15/2039	2,811,734
	Time Warner Entertainment Company, LP
1,850,000	8.375%, 3/15/2023	2,219,149
	UPC Holding BV
1,070,000	9.875%, 4/15/2018[d]	1,123,500
	Verizon Communications, Inc.
2,000,000	8.750%, 11/1/2018	2,498,500
3,150,000	8.950%, 3/1/2039	4,315,389
	Verizon Wireless Capital, LLC
3,100,000	5.550%, 2/1/2014[d]	3,350,111
	Virgin Media Finance plc
1,270,000	9.500%, 8/15/2016	1,336,675
	Vodafone Group plc
3,100,000	5.450%, 6/10/2019	3,227,767
	Wind Acquistion Finance SA
1,870,000	11.750%, 7/15/2017[d]	2,108,425
	Windstream Corporation
620,000	7.875%, 11/1/2017[d,f]	616,900

	Total Communications Services	142,177,306

Consumer Cyclical (4.3%)
	AOL Time Warner, Inc.
3,100,000	7.700%, 5/1/2032	3,505,440
	Corrections Corporation of America
1,870,000	6.250%, 3/15/2013	1,841,950
	D.R. Horton, Inc.
2,900,000	5.375%, 6/15/2012	2,900,000
	Firekeepers Development Authority
1,240,000	13.875%, 5/1/2015[d]	1,317,500
	Ford Motor Credit Company, LLC
1,290,000	7.375%, 10/28/2009	1,287,913
1,870,000	7.250%, 10/25/2011	1,816,161
1,480,000	8.000%, 6/1/2014	1,422,276
1,870,000	8.700%, 10/1/2014	1,831,760
	Harrah’s Operating Company, Inc.
1,240,000	11.250%, 6/1/2017[d]	1,274,100
	Home Depot, Inc.
3,100,000	5.400%, 3/1/2016	3,241,010
	Hyatt Hotels Corporation
3,100,000	5.750%, 8/15/2015[d]	3,160,763

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Consumer Cyclical (4.3%) - continued
	JC Penney & Company, Inc.
$1,200,000	7.950%, 4/1/2017	$1,242,000
	Macy’s Retail Holdings, Inc.
2,180,000	8.875%, 7/15/2015	2,274,176
	MGM MIRAGE
1,550,000	10.375%, 5/15/2014[d]	1,654,625
	Nissan Motor Acceptance Corporation
4,100,000	5.625%, 3/14/2011[d]	4,122,927
	Rite Aid Corporation
1,870,000	9.500%, 6/15/2017	1,514,700
	Time Warner, Inc.
3,100,000	5.875%, 11/15/2016	3,287,287
	Toll Bros Finance Corporation
3,100,000	6.750%, 11/1/2019	3,090,495
	Toys R Us Property Company I, LLC
1,250,000	10.750%, 7/15/2017[d]	1,343,750
	Viacom, Inc.
4,300,000	6.250%, 4/30/2016	4,637,794
	Volvo Treasury AB
3,100,000	5.950%, 4/1/2015[d,f]	3,097,117
	Wal-Mart Stores, Inc.
3,025,000	5.875%, 4/5/2027	3,268,655

	Total Consumer Cyclical	53,132,399

Consumer Non-Cyclical (6.2%)
	Altria Group, Inc.
1,200,000	7.750%, 2/6/2014	1,367,682
3,000,000	9.700%, 11/10/2018	3,726,171
2,500,000	9.950%, 11/10/2038	3,398,990
	AmerisourceBergen Corporation
3,000,000	5.875%, 9/15/2015	3,231,093
	Anheuser-Busch InBev Worldwide, Inc.
3,125,000	5.375%, 11/15/2014[d]	3,334,344
1,900,000	6.875%, 11/15/2019[d]	2,146,075
	Bottling Group, LLC
3,750,000	6.950%, 3/15/2014	4,370,445
	Bunge Limited Finance Corporation
2,530,000	5.350%, 4/15/2014	2,623,850
	Cargill, Inc.
4,600,000	5.600%, 9/15/2012[d]	4,936,039
	Constellation Brands, Inc.
2,500,000	7.250%, 5/15/2017	2,487,500
	Dean Foods Company
1,200,000	7.000%, 6/1/2016	1,143,000
	Del Monte Corporation
1,250,000	7.500%, 10/15/2019[d]	1,262,500
	General Mills, Inc.
3,500,000	5.650%, 9/10/2012	3,819,781
4,600,000	5.200%, 3/17/2015	4,973,345
	HCA, Inc.
1,240,000	6.750%, 7/15/2013	1,187,300
1,250,000	9.625%, 11/15/2016	1,300,000
2,490,000	8.500%, 4/15/2019[d]	2,602,050
	Kroger Company
2,500,000	6.400%, 8/15/2017	2,766,133
1,625,000	6.150%, 1/15/2020	1,797,026
	McKesson Corporation
1,600,000	7.500%, 2/15/2019	1,910,541

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

Income Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Consumer Non-Cyclical (6.2%) - continued
	Merck & Company, Inc.
$3,100,000	5.000%, 6/30/2019	$3,307,192
	Novartis Securities Investment, Ltd.
2,850,000	5.125%, 2/10/2019	3,033,993
	Pfizer, Inc.
1,500,000	5.350%, 3/15/2015	1,660,961
	Roche Holdings, Inc.
5,000,000	6.000%, 3/1/2019[d]	5,565,694
	Safeway, Inc.
1,600,000	6.350%, 8/15/2017	1,776,128
	Smithfield Foods, Inc.
1,250,000	10.000%, 7/15/2014[d]	1,312,500
	SUPERVALU, Inc.
1,270,000	7.500%, 11/15/2014	1,276,350
	Tenet Healthcare Corporation
1,870,000	10.000%, 5/1/2018[d]	2,061,675
	U.S. Oncology, Inc.
1,230,000	9.125%, 8/15/2017[d]	1,294,575

	Total Consumer Non-Cyclical	75,672,933

Energy (9.4%)
	Anadarko Petroleum Corporation
1,100,000	5.750%, 6/15/2014	1,180,599
1,900,000	5.950%, 9/15/2016	2,013,162
	Apache Corporation
4,145,000	5.250%, 4/15/2013	4,446,673
	Cenovus Energy, Inc.
1,750,000	4.500%, 9/15/2014[d]	1,788,077
2,500,000	6.750%, 11/15/2039[d]	2,693,833
	CenterPoint Energy Resources Corporation
6,850,000	6.125%, 11/1/2017	7,189,869
	Chesapeake Energy Corporation
4,370,000	6.500%, 8/15/2017	4,009,475
	Energy Transfer Partners, LP
5,900,000	6.700%, 7/1/2018	6,313,571
	Enterprise Products Operating, LP
3,725,000	5.600%, 10/15/2014	3,967,561
4,000,000	6.300%, 9/15/2017	4,308,332
	EOG Resources, Inc.
3,500,000	5.875%, 9/15/2017	3,877,738
	EQT Corporation
1,300,000	8.125%, 6/1/2019	1,483,781
	Kinder Morgan Energy Partners, LP
3,100,000	5.800%, 3/1/2021	3,149,107
	Magellan Midstream Partners, LP
2,700,000	6.450%, 6/1/2014	2,938,815
	Nexen, Inc.
3,075,000	6.400%, 5/15/2037	2,993,629
	Noble Energy, Inc.
3,100,000	8.250%, 3/1/2019	3,742,106
	ONEOK Partners, LP
1,500,000	8.625%, 3/1/2019	1,790,624
3,250,000	6.850%, 10/15/2037	3,506,770
	PetroHawk Energy Corporation
2,200,000	10.500%, 8/1/2014[d]	2,365,000
	Petroleos Mexicanos
3,100,000	4.875%, 3/15/2015[d]	3,061,250

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Energy (9.4%) - continued
	Petroleum Company of Trindad & Tobago, Ltd.
$1,250,000	9.750%, 8/14/2019[d]	$1,415,625
	Pioneer Natural Resources Company
2,500,000	6.875%, 5/1/2018	2,385,783
	Plains All American Pipeline, LP
950,000	4.250%, 9/1/2012	976,614
3,150,000	6.500%, 5/1/2018	3,373,952
	Plains Exploration & Production Company
1,870,000	8.625%, 10/15/2019	1,893,375
	Premcor Refining Group, Inc.
2,500,000	6.125%, 5/1/2011	2,630,710
2,800,000	6.750%, 5/1/2014	2,749,695
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
1,750,000	5.298%, 9/30/2020[d]	1,752,118
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
1,250,000	5.500%, 9/30/2014[d]	1,327,029
1,600,000	5.832%, 9/30/2016[d]	1,663,312
	Seacor Holdings, Inc.
1,875,000	7.375%, 10/1/2019	1,883,415
	Tesoro Corporation
1,250,000	9.750%, 6/1/2019	1,300,000
	Transcontinental Gas Pipe Corporation
3,000,000	8.875%, 7/15/2012	3,458,772
900,000	6.400%, 4/15/2016	996,480
	Transocean, Inc.
4,200,000	6.000%, 3/15/2018	4,486,582
	Weatherford International, Ltd.
3,100,000	6.000%, 3/15/2018	3,211,932
	Western Oil Sands, Inc.
3,100,000	8.375%, 5/1/2012	3,509,873
	Williams Companies, Inc.
3,100,000	8.750%, 1/15/2020	3,563,896
	XTO Energy, Inc.
3,100,000	5.300%, 6/30/2015	3,285,129
2,500,000	6.750%, 8/1/2037	2,781,080

	Total Energy	115,465,344

Financials (23.8%)
	Abbey National Capital Trust I
1,850,000	8.963%, 6/30/2030	1,711,250
	Ace INA Holdings, Inc.
1,425,000	5.800%, 3/15/2018	1,539,643
1,250,000	5.900%, 6/15/2019	1,361,308
	American Express Centurion Bank
2,800,000	5.550%, 10/17/2012	2,967,667
	American Express Credit Corporation
1,650,000	7.300%, 8/20/2013	1,829,837
2,500,000	5.125%, 8/25/2014	2,586,043
	American International Group, Inc.
2,450,000	8.250%, 8/15/2018	2,082,088
	Associates Corporation of North America
3,800,000	6.950%, 11/1/2018	3,717,814

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

Income Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Financials (23.8%) - continued
	Australia & New Zealand Banking Group, Ltd.
$2,600,000	6.200%, 7/19/2013[d]	$2,844,980
	Avalon Bay Communities, Inc.
1,550,000	5.700%, 3/15/2017	1,583,040
	AXA SA
3,900,000	6.463%, 12/14/2018[d]	3,022,500
	Bank of America Corporation
3,000,000	6.000%, 9/1/2017	3,035,199
1,900,000	8.000%, 1/30/2018	1,689,290
3,100,000	5.650%, 5/1/2018	3,060,909
2,400,000	8.125%, 5/15/2018	2,133,696
	Barclays Bank plc
1,575,000	5.200%, 7/10/2014	1,663,699
1,250,000	5.000%, 9/22/2016	1,265,960
3,700,000	7.434%, 12/15/2017[d]	3,237,500
1,900,000	6.750%, 5/22/2019	2,125,027
	Bear Stearns Companies, Inc.
3,800,000	6.400%, 10/2/2017	4,133,902
	BNP Paribas SA
3,350,000	5.186%, 6/29/2015[d]	2,656,091
	Capital One Capital V
1,925,000	10.250%, 8/15/2039	2,127,164
	Capital One Financial Corporation
1,250,000	7.375%, 5/23/2014	1,395,018
1,500,000	6.150%, 9/1/2016	1,472,991
1,200,000	6.750%, 9/15/2017	1,273,541
	Charles Schwab Corporation
1,250,000	4.950%, 6/1/2014	1,318,024
	Chubb Corporation
3,250,000	5.750%, 5/15/2018	3,564,932
	CIGNA Corporation
4,000,000	6.350%, 3/15/2018	4,010,864
	CIT Group, Inc.
900,000	5.400%, 2/13/2012	590,694
1,905,000	7.625%, 11/30/2012[e]	1,240,747
	Citigroup, Inc.
2,500,000	6.500%, 8/19/2013	2,624,373
2,500,000	5.000%, 9/15/2014	2,378,963
2,700,000	8.500%, 5/22/2019	3,047,855
	CME Group, Inc.
6,300,001	5.400%, 8/1/2013	6,810,513
	Corestates Capital Trust I
3,000,000	8.000%, 12/15/2026[d]	2,751,849
	Coventry Health Care, Inc.
1,800,000	5.875%, 1/15/2012	1,781,584
	Credit Agricole SA
3,600,000	6.637%, 5/31/2017[d]	2,556,000
	Credit Suisse/New York, NY
4,500,000	6.000%, 2/15/2018	4,711,301
	Discover Financial Services
1,900,000	10.250%, 7/15/2019	2,174,679
	Endurance Specialty Holdings, Ltd.
4,200,000	6.150%, 10/15/2015	4,345,790
	ERP Operating, LP
2,500,000	5.125%, 3/15/2016	2,439,433
1,900,000	5.750%, 6/15/2017	1,882,007
	Fifth Third Bancorp
2,800,000	5.450%, 1/15/2017	2,438,932
	GATX Corporation
1,875,000	4.750%, 10/1/2012	1,886,394

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Financials (23.8%) - continued
	General Electric Capital Corporation
$2,800,000	5.625%, 9/15/2017	$2,835,095
1,900,000	6.000%, 8/7/2019	1,927,438
1,550,000	6.875%, 1/10/2039	1,623,362
4,500,000	6.375%, 11/15/2067	3,723,750
	General Motors Acceptance Corporation, LLC
1,200,000	7.250%, 3/2/2011[d]	1,155,000
2,500,000	6.875%, 9/15/2011[d]	2,362,500
	Goldman Sachs Group, Inc.
1,250,000	3.625%, 8/1/2012	1,283,249
1,550,000	6.000%, 5/1/2014	1,685,681
5,500,000	5.125%, 1/15/2015	5,747,653
2,500,000	5.350%, 1/15/2016	2,582,073
1,600,000	5.950%, 1/18/2018	1,659,955
1,300,000	6.750%, 10/1/2037	1,341,640
	HSBC Capital Funding, LP/Jersey Channel Islands
4,000,000	9.547%, 6/30/2010[d]	4,040,000
	HSBC Holdings plc
2,200,000	6.800%, 6/1/2038	2,468,640
	International Lease Finance Corporation
3,250,000	5.750%, 6/15/2011	2,960,380
1,900,000	5.300%, 5/1/2012	1,596,937
	J.P. Morgan Chase & Company
2,800,000	5.750%, 1/2/2013	2,988,457
6,100,000	7.900%, 4/30/2018	5,857,036
3,100,000	6.300%, 4/23/2019	3,384,354
	Keybank National Association
3,250,000	5.500%, 9/17/2012	3,353,090
	Liberty Property, LP
2,840,000	5.500%, 12/15/2016	2,558,528
	Macquarie Group, Ltd.
2,500,000	7.300%, 8/1/2014[d,e]	2,669,555
1,250,000	7.625%, 8/13/2019[d]	1,340,761
	Merrill Lynch & Company, Inc.
5,000,000	5.450%, 2/5/2013	5,184,604
3,000,000	7.750%, 5/14/2038	3,380,757
	MetLife Capital Trust X
3,800,000	9.250%, 4/8/2038[d]	3,952,000
	MetLife, Inc.
3,200,000	6.817%, 8/15/2018	3,561,606
	Mitsubishi UFG Capital Finance, Ltd.
5,130,000	6.346%, 7/25/2016	4,738,985
	Morgan Stanley
4,325,000	6.000%, 5/13/2014	4,604,421
1,900,000	5.450%, 1/9/2017	1,902,652
2,450,000	6.625%, 4/1/2018	2,590,686
3,100,000	5.625%, 9/23/2019	3,048,227
	National City Bank
3,100,000	5.800%, 6/7/2017	3,095,145
	Nationwide Health Properties, Inc.
5,150,000	6.250%, 2/1/2013	5,216,171
	Preferred Term Securities XXIII, Ltd.
5,602,211	0.499%, 12/22/2009[a,b]	2,240,885
	ProLogis
1,970,000	5.500%, 4/1/2012	1,946,551
2,600,000	5.625%, 11/15/2015	2,362,649

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

Income Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Financials (23.8%) - continued
	Prudential Financial, Inc.
$1,550,000	3.625%, 9/17/2012	$1,559,565
1,250,000	6.200%, 1/15/2015	1,322,454
2,900,000	6.000%, 12/1/2017	2,939,165
1,095,000	5.900%, 3/17/2036	978,416
1,120,000	5.700%, 12/14/2036	1,003,630
	QBE Insurance Group, Ltd.
1,680,000	9.750%, 3/14/2014[d]	1,906,975
	Rabobank Nederland
1,250,000	11.000%, 6/30/2019[d]	1,531,250
	Regency Centers, LP
2,500,000	5.875%, 6/15/2017	2,349,848
	Reinsurance Group of America, Inc.
4,785,000	5.625%, 3/15/2017	4,706,368
	Resona Bank, Ltd.
6,000,000	5.850%, 4/15/2016[d]	5,189,999
	Royal Bank of Scotland plc
3,150,000	4.875%, 8/25/2014[d]	3,198,416
	Simon Property Group, LP
1,575,000	6.750%, 5/15/2014	1,689,158
2,280,000	5.750%, 12/1/2015	2,332,239
1,250,000	10.350%, 4/1/2019	1,555,565
	SLM Corporation
2,300,000	5.400%, 10/25/2011	2,122,256
	Student Loan Marketing Corporation
1,800,000	4.500%, 7/26/2010	1,748,995
	Svenska Handelsbanken AB
3,750,000	4.875%, 6/10/2014[d]	3,922,815
	Swiss RE Capital I, LP
4,200,000	6.854%, 5/25/2016[d]	3,150,000
	Travelers Companies, Inc.
995,000	6.250%, 6/15/2037	1,122,282
	Travelers Property Casualty Corporation
1,100,000	5.000%, 3/15/2013	1,132,981
	United Health Group
2,500,000	6.500%, 6/15/2037	2,598,373
	Unum Group
2,500,000	7.125%, 9/30/2016	2,529,490
	Wachovia Bank NA
2,025,000	4.875%, 2/1/2015	2,076,866
	Wachovia Capital Trust III
3,585,000	5.800%, 3/15/2011	2,473,650
	Wachovia Corporation
2,500,000	5.250%, 8/1/2014	2,538,910
	WEA Finance, LLC
1,850,000	7.500%, 6/2/2014[d]	1,993,751
1,500,000	7.125%, 4/15/2018[d]	1,563,683
	Wells Fargo & Company
1,900,000	7.980%, 3/15/2018	1,729,000
	Westpac Banking Corporation
3,100,000	4.200%, 2/27/2015	3,150,784
	Willis North America, Inc.
4,600,000	6.200%, 3/28/2017	4,502,866
1,900,000	7.000%, 9/29/2019	1,953,616

	Total Financials	290,614,930

Foreign (0.6%)
	Brazil Government International Bond
3,150,000	5.625%, 1/7/2041[f]	3,071,187

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Foreign (0.6%) - continued
	Corporacion Andina de Fomento
$2,000,000	8.125%, 6/4/2019	$2,322,534
	Export-Import Bank of Korea
1,575,000	5.875%, 1/14/2015	1,660,445

	Total Foreign	7,054,166

Mortgage-Backed Securities (4.3%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
22,750,000	5.500%, 10/1/2039[f]	23,795,090
19,000,000	6.000%, 10/1/2039[f]	20,045,000
8,000,000	6.500%, 10/1/2039[f]	8,550,000

	Total Mortgage-Backed Securities	52,390,090

Technology (2.0%)
	Arrow Electronics, Inc.
1,550,000	6.000%, 4/1/2020	1,548,793
	Avago Technologies Finance Pte
1,870,000	10.125%, 12/1/2013	1,968,175
	Dell, Inc.
3,100,000	5.875%, 6/15/2019	3,323,360
	International Game Technology
2,850,000	7.500%, 6/15/2019	3,158,228
	Oracle Corporation
3,100,000	5.000%, 7/8/2019	3,261,154
1,900,000	6.125%, 7/8/2039	2,139,400
	Seagate Technology HDD Holdings
1,870,000	6.800%, 10/1/2016	1,715,725
	SunGard Data Systems, Inc.
1,900,000	9.125%, 8/15/2013	1,919,000
	TDIC Finance, Ltd.
1,900,000	6.500%, 7/2/2014[d]	2,038,679
	Xerox Corporation
1,550,000	8.250%, 5/15/2014	1,761,871
1,200,000	6.400%, 3/15/2016	1,257,294

	Total Technology	24,091,679

Transportation (2.4%)
	American Airlines, Inc.
1,900,000	10.375%, 7/2/2019	2,075,750
	Burlington Northern Santa Fe Corporation
2,800,000	7.000%, 12/15/2025	3,269,288
	Continental Airlines, Inc.
2,150,000	5.983%, 4/19/2022	2,031,750
	CSX Corporation
1,230,000	7.900%, 5/1/2017	1,454,473
	Delta Air Lines, Inc.
2,600,000	7.111%, 9/18/2011	2,535,000
1,250,000	9.500%, 9/15/2014[d]	1,250,000
	FedEx Corporation
3,342,903	6.845%, 1/15/2019	3,419,996
3,121,535	6.720%, 1/15/2022	3,229,901
	Kansas City Southern de Mexico SA de CV
2,180,000	7.375%, 6/1/2014	2,114,600
	Union Pacific Corporation
4,700,000	5.450%, 1/31/2013	5,050,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

Income Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Transportation (2.4%) - continued
$2,600,000	5.700%, 8/15/2018	$2,804,534

	Total Transportation	29,235,692

U.S. Government (5.8%)
	Federal Home Loan Banks
7,800,000	3.625%, 10/18/2013	8,215,787
	Federal Home Loan Mortgage Corporation
7,400,000	4.125%, 9/27/2013	7,933,607
	Federal National Mortgage Association
13,000,000	5.250%, 8/1/2012[g,h]	13,893,490
	U.S. Treasury Bonds
2,000,000	6.250%, 8/15/2023	2,506,876
	U.S. Treasury Notes
7,200,000	2.750%, 2/28/2013	7,475,062
3,100,000	2.625%, 6/30/2014	3,155,217
3,300,000	3.250%, 5/31/2016[e]	3,380,695
5,165,000	4.000%, 8/15/2018	5,452,706
6,200,000	2.750%, 2/15/2019	5,916,641
	U.S. Treasury Notes, TIPS
3,541,843	2.000%, 7/15/2014	3,681,303
5,332,050	2.500%, 7/15/2016	5,715,291
3,186,800	1.625%, 1/15/2018	3,218,668

	Total U.S. Government	70,545,343

Utilities (7.7%)
	Abu Dhabi National Energy Company
1,900,000	4.750%, 9/15/2014[d]	1,901,606
1,600,000	6.250%, 9/16/2019[d]	1,611,821
	AES Corporation
1,850,000	8.000%, 6/1/2020	1,836,125
	Cleveland Electric Illuminating Company
1,775,000	5.700%, 4/1/2017	1,867,767
	Columbus Southern Power Company
2,400,000	6.050%, 5/1/2018	2,598,360
	Commonwealth Edison Company
2,930,000	5.400%, 12/15/2011	3,138,824
3,500,000	7.500%, 7/1/2013	3,944,510
1,500,000	6.150%, 9/15/2017	1,657,520
	Consolidated Natural Gas Company
1,550,000	5.000%, 12/1/2014	1,642,223
	Dominion Resources, Inc.
950,000	5.200%, 8/15/2019	986,402
	DTE Energy Company
2,500,000	6.375%, 4/15/2033	2,267,968
	El Paso Corporation
2,170,000	8.250%, 2/15/2016	2,224,250
	Enbridge Energy Partners, LP
1,900,000	8.050%, 10/1/2037	1,691,000
	Enel Finance International SA
1,875,000	3.875%, 10/7/2014[d]	1,869,938
1,875,000	6.000%, 10/7/2039[d]	1,864,931
	Exelon Generation Company, LLC
1,050,000	5.200%, 10/1/2019	1,061,490
	Ferrellgas Partners, LP
1,870,000	6.750%, 5/1/2014[d]	1,778,838

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Utilities (7.7%) - continued
	Florida Power Corporation
$2,000,000	6.400%, 6/15/2038	$2,365,976
	Illinois Power Company
3,200,000	6.125%, 11/15/2017	3,435,450
	ITC Holdings Corporation
3,000,000	5.875%, 9/30/2016[d]	3,062,931
4,000,000	6.050%, 1/31/2018[d]	4,062,491
	MidAmerican Energy Holdings Company
2,400,000	6.125%, 4/1/2036	2,590,658
3,350,000	6.500%, 9/15/2037	3,794,408
	Mirant Americas Generation, LLC
1,250,000	8.300%, 5/1/2011	1,271,875
	National Rural Utilities Cooperative Finance Corporation
2,500,000	3.875%, 9/16/2015	2,527,120
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,094,342
	Nisource Finance Corporation
2,800,000	6.400%, 3/15/2018	2,794,781
	NRG Energy, Inc.
1,500,000	7.375%, 2/1/2016	1,451,250
	Ohio Edison Company
1,550,000	6.875%, 7/15/2036	1,775,184
	Ohio Power Company
2,200,000	5.375%, 10/1/2021	2,232,245
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	3,688,441
	Power Contract Financing, LLC
355,954	6.256%, 2/1/2010[b]	359,307
	Power Receivables Finance, LLC
1,846,693	6.290%, 1/1/2012[b]	1,885,271
	Progress Energy, Inc.
1,075,000	7.000%, 10/30/2031	1,249,337
	PSEG Power, LLC
4,800,000	5.000%, 4/1/2014	5,001,431
	RRI Energy, Inc.
903,000	6.750%, 12/15/2014	927,833
	Southern Star Central Corporation
3,600,000	6.750%, 3/1/2016[e]	3,438,000
	Southwestern Public Service Company
2,770,000	6.000%, 10/1/2036	2,943,718
	Union Electric Company
2,900,000	6.400%, 6/15/2017	3,203,375
	Virginia Electric and Power Company
1,300,000	5.950%, 9/15/2017	1,441,272
1,300,000	6.350%, 11/30/2037	1,492,293

	Total Utilities	94,032,562

	Total Long-Term Fixed Income (cost $1,187,176,735)	1,189,792,137

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

Income Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Mutual Funds (1.4%)	Value
Fixed Income Mutual Funds (1.4%)
3,779,609	Thrivent High Yield Fund	16,819,262

	Total Fixed Income Mutual Funds	16,819,262

	Total Mutual Funds (cost $13,300,000)	16,819,262

Shares	Preferred Stock (0.1%)	Value
Financials (0.1%)
359,990	Federal National Mortgage Association, 8.250%[i]	$579,584
167	Preferred Blocker, Inc., 7.000%[d]	97,116

	Total Financials	676,700

	Total Preferred Stock (cost $7,020,736)	676,700

Shares	Collateral Held for Securities Loaned (0.6%)	Value
7,811,100	Thrivent Financial Securities Lending Trust	7,811,100

	Total Collateral Held for Securities Loaned (cost $7,811,100)	7,811,100

Shares or Principal Amount	Short-Term Investments (4.9%)[j]	Value
	Federal Home Loan Bank Discount Notes
14,000,000	0.139%, 10/7/2009	13,999,676
17,125,000	0.120%, 10/9/2009	17,124,543
17,585,000	0.107%, 10/14/2009	17,584,320
8,865,000	0.120%, 10/15/2009	8,864,586
150,000	0.200%, 3/17/2010[h]	149,863
	Ranger Funding Company, LLC
2,510,000	0.090%, 10/1/2009	2,510,000
139	Thrivent Money Market Portfolio	139

	Total Short-Term Investments (at amortized cost)	60,233,127

	Total Investments (cost $1,275,541,698) 104.4%	$1,275,332,326

	Other Assets and Liabilities, Net (4.4%)	(53,321,167)

	Total Net Assets 100.0%	$1,222,011,159

a	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

b

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Portfolio owned as of September 30, 2009.

Security	Acquisition Date	Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$3,000,000
Capitalsource Commercial Loan Trust	4/5/2007	$3,746,418
Commercial Mortgage Pass-Through Certificates	5/2/2007	$4,750,000
Commercial Mortgage Pass-Through Certificates	10/18/2006	$2,000,000
Power Contract Financing, LLC	6/11/2003	$355,898
Power Receivables Finance, LLC	9/30/2003	$1,846,150
Preferred Term Securities XXIII, Ltd.	9/14/2006	$5,602,210
Systems 2001 Asset Trust, LLC	6/4/2001	$2,858,276
Wachovia Bank Commercial Mortgage Trust	4/25/2007	$15,000,675

c	All or a portion of the security is insured or guaranteed.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2009, the value of these investments was $205,529,280 or 16.8% of total net assets.

e	All or a portion of the security is on loan.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	At September 30, 2009, $3,740,555 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
h	At September 30, 2009, $741,147 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$71,190,045
Gross unrealized depreciation	(71,399,417)

Net unrealized appreciation (depreciation)	$(209,372)

Cost for federal income tax purposes	$1,275,541,698

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

Income Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	26,519,046	–	26,519,046	–
Basic Materials	51,000,853	–	51,000,853	–
Capital Goods	41,473,815	–	41,473,815	–
Collateralized Mortgage Obligations	28,335,468	–	28,335,468	–
Commercial Mortgage-Backed Securities	88,050,511	–	78,050,511	10,000,000
Communications Services	142,177,306	–	142,177,306	–
Consumer Cyclical	53,132,399	–	53,132,399	–
Consumer Non-Cyclical	75,672,933	–	75,672,933	–
Energy	115,465,344	–	115,465,344	–
Financials	290,614,930	–	290,614,930	–
Foreign	7,054,166	–	7,054,166	–
Mortgage-Backed Securities	52,390,090	–	52,390,090	–
Technology	24,091,679	–	24,091,679	–
Transportation	29,235,692	–	24,668,942	4,566,750
U.S. Government	70,545,343	–	70,545,343	–
Utilities	94,032,562	–	94,032,562	–
Mutual Funds
Fixed Income Mutual Funds	16,819,262	16,819,262	–	–
Preferred Stock
Financials	676,700	579,584	97,116	–
Collateral Held for Securities Loaned	7,811,100	7,811,100	–	–
Short-Term Investments	60,233,127	139	60,232,988	–

Total	$1,275,332,326	$25,210,085	$1,235,555,491	$14,566,750

Other Financial Instruments*	$865,041	$306,773	$558,268	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Income Portfolio.

Investments in Securities	Value December 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers in and/or (Out of) Level 3	Value September 30, 2009
Long-Term Fixed Income
Asset-Backed Securities	11,076,438	–	–	855,211	(16,074)	(11,915,575)	–
Commercial Mortgage-Backed Securities	8,315,400	–	–	1,684,600	–	–	10,000,000
Financials	4,464,909	32,578	12,992	419,277	(781,897)	(4,147,859)	–
Transportation	16,416,728	(28,850)	(2,539,466)	5,121,015	(14,402,677)	–	4,566,750
U.S. Government	6,794,998	–	(393,718)	363,518	(6,764,798)	–	–
Preferred Stock
Financials	52,563	–	–	44,553	–	(97,116)	–

Total	$47,121,036	$3,728	($2,920,192)	$8,488,174	($21,965,446)	($16,160,550)	$14,566,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

Income Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	315	December 2009	$67,888,381	$68,345,156	$456,775
5-Yr. U.S. Treasury Bond Futures	(295)	December 2009	(33,760,467)	(34,247,657)	(487,190)
10-Yr. U.S. Treasury Bond Futures	(1,475)	December 2009	(171,835,287)	(174,533,991)	(2,698,704)
20-Yr. U.S. Treasury Bond Futures	845	December 2009	99,525,984	102,561,876	3,035,892
Total Futures Contracts					$306,773

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 12, 5 Year, at 5.00%; J.P. Morgan Chaseand Co.	Sell	6/20/2014	$5,856,200	$678,874	($353,171)	$325,703
CDX IG, Series 12, 5 Year, at 1.00%; Bank of America	Sell	6/20/2014	9,700,000	275,103	(42,538)	232,565
Total Credit Default Swaps					($395,709)	$558,268

1

As the buyer of protection, Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The market value for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
High Yield Fund	$–	$13,300,000	$–	3,779,609	$16,819,262	$747,344
Money Market	15,221,153	28,066,545	43,287,559	139	139	40,893
Thrivent Financial Securities Lending Trust	37,623,842	199,741,169	229,553,911	7,811,100	7,811,100	92,430
Total Value and Income Earned	52,844,995				24,630,501	880,667

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

Bond Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (107.2%)	Value
Asset-Backed Securities (4.0%)
	Americredit Automobile Receivables Trust
$866,794	0.334%, 10/6/2009[a,b]	$853,849
	Bear Stearns Mortgage Funding Trust
460,709	0.386%, 10/26/2009[b]	85,520
	Countrywide Asset-Backed Certificates
1,059,535	5.549%, 4/25/2036[a]	826,835
	Countrywide Home Loans Asset-Backed Securities
682,952	6.085%, 6/25/2021[a]	278,164
	Credit Based Asset Servicing and Securitization, LLC
605,156	5.501%, 12/25/2036	466,513
	First Franklin Mortgage Loan Asset-Backed Certificates
293,399	0.356%, 10/26/2009[b]	289,014
	First Horizon ABS Trust
1,690,844	0.376%, 10/26/2009[a,b]	744,829
1,409,718	0.406%, 10/26/2009[a,b]	440,338
	GMAC Mortgage Corporation Loan Trust
1,815,537	0.426%, 10/26/2009[a,b]	506,117
2,200,984	0.426%, 10/26/2009[a,b]	853,040
	Green Tree Financial Corporation
31,415	6.330%, 11/1/2029	29,570
	IndyMac Seconds Asset-Backed Trust
652,742	0.416%, 10/26/2009[a,b]	175,526
	SLM Student Loan Trust
64,699	0.514%, 10/26/2009[b]	64,700
	Wachovia Asset Securitization, Inc.
1,705,379	0.386%, 10/26/2009[a,b,c]	753,283

	Total Asset-Backed Securities	6,367,298

Basic Materials (0.6%)
	Alcan, Inc.
500,000	5.200%, 1/15/2014	518,963
	Dow Chemical Company
27,000	7.375%, 11/1/2029	28,081
	Potash Corporation of Saskatchewan, Inc.
300,000	7.750%, 5/31/2011	328,101

	Total Basic Materials	875,145

Capital Goods (0.9%)
	General Electric Company
600,000	5.000%, 2/1/2013	632,941
	John Deere Capital Corporation
350,000	7.000%, 3/15/2012	390,549
	Lockheed Martin Corporation
27,000	6.150%, 9/1/2036	30,906
	United Technologies Corporation
275,000	6.050%, 6/1/2036	316,353

	Total Capital Goods	1,370,749

Collateralized Mortgage Obligations (1.6%)
	Merrill Lynch Mortgage Investors, Inc.
1,392,609	4.869%, 6/25/2035	1,241,305

Principal Amount	Long-Term Fixed Income (107.2%)	Value
Collateralized Mortgage Obligations (1.6%) - continued
	Thornburg Mortgage Securities Trust
$1,257,119	0.356%, 10/26/2009[b]	$1,188,542

	Total Collateralized Mortgage Obligations	2,429,847

Commercial Mortgage-Backed Securities (8.1%)
	Bear Stearns Commercial Mortgage Securities, Inc.
2,500,000	0.393%, 10/15/2009[b,c]	1,935,955
1,000,000	5.835%, 9/11/2042	682,111
	Commercial Mortgage Pass-Through Certificates
68,047	0.343%, 10/15/2009[b,d]	67,573
2,500,000	0.373%, 10/15/2009[b,c]	1,592,315
	Credit Suisse First Boston Mortgage Securities Corporation
53,362	3.861%, 3/15/2036	53,319
	Credit Suisse Mortgage Capital Certificates
2,500,000	0.413%, 10/15/2009[b,d]	1,294,365
	General Electric Commercial Mortgage Corporation
800,000	4.641%, 9/10/2013	817,997
	GMAC Commercial Mortgage Securities, Inc.
500,000	4.547%, 12/10/2041	498,017
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	722,080
	GS Mortgage Securities Corporation II
2,000,000	0.384%, 10/6/2009[b,d]	1,846,402
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
500,000	4.654%, 1/12/2037	498,328
1,500,000	5.336%, 5/15/2047	1,285,308
	LB-UBS Commercial Mortgage Trust
700,000	4.786%, 10/15/2029	656,564
640,861	4.553%, 7/15/2030	647,314

	Total Commercial Mortgage-Backed Securities	12,597,648

Communications Services (1.9%)
	AT&T, Inc.
300,000	6.400%, 5/15/2038	318,469
	BellSouth Corporation
27,000	6.875%, 10/15/2031	29,520
	Cox Communications, Inc.
500,000	7.750%, 11/1/2010	529,095
135,000	6.450%, 12/1/2036[d]	138,493
	France Telecom SA
200,000	7.750%, 3/1/2011	216,555
	News America, Inc.
275,000	6.400%, 12/15/2035	277,414
	SBC Communications, Inc.
275,000	5.875%, 2/1/2012	298,334

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

Bond Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (107.2%)	Value
Communications Services (1.9%) - continued
	Telecom Italia Capital SA
$800,000	5.250%, 10/1/2015	$828,217
	Time Warner Cable, Inc.
300,000	7.300%, 7/1/2038	346,263
	Verizon Global Funding Corporation
27,000	7.750%, 12/1/2030	32,621

	Total Communications Services	3,014,981

Consumer Cyclical (0.8%)
	AOL Time Warner, Inc.
27,000	7.625%, 4/15/2031	30,260
	DaimlerChrysler North American Holdings Corporation
27,000	8.500%, 1/18/2031	31,948
	Target Corporation
27,000	7.000%, 7/15/2031	30,440
	Wal-Mart Stores, Inc.
527,000	7.550%, 2/15/2030	677,519
	Walt Disney Company
500,000	5.625%, 9/15/2016	551,177

	Total Consumer Cyclical	1,321,344

Consumer Non-Cyclical (2.0%)
	Boston Scientific Corporation
275,000	7.000%, 11/15/2035	251,969
	Genentech, Inc.
400,000	4.400%, 7/15/2010	410,517
	GlaxoSmithKline Capital, Inc.
300,000	6.375%, 5/15/2038	353,669
	Kellogg Company
600,000	4.250%, 3/6/2013	630,155
27,000	7.450%, 4/1/2031	34,847
	Kraft Foods, Inc.
27,000	6.500%, 11/1/2031	28,098
	Philip Morris International, Inc.
300,000	6.375%, 5/16/2038	345,252
	St. Jude Medical, Inc.
500,000	4.875%, 7/15/2019	515,077
	Wyeth
550,000	6.000%, 2/15/2036	610,170

	Total Consumer Non-Cyclical	3,179,754

Energy (1.8%)
	Anadarko Finance Company
500,000	6.750%, 5/1/2011	531,356
27,000	7.500%, 5/1/2031	29,872
	Burlington Resources, Inc.
500,000	6.500%, 12/1/2011	549,259
	Conoco, Inc.
27,000	6.950%, 4/15/2029	31,686
	Devon Financing Corporation, ULC
27,000	7.875%, 9/30/2031	33,444
	Energy Transfer Partners, LP
450,000	6.700%, 7/1/2018	481,544
	Petro-Canada
300,000	6.800%, 5/15/2038	320,203
	Valero Energy Corporation
500,000	4.750%, 6/15/2013	500,587

Principal Amount	Long-Term Fixed Income (107.2%)	Value
Energy (1.8%) - continued
	XTO Energy, Inc.
$275,000	6.375%, 6/15/2038	$292,539

	Total Energy	2,770,490

Financials (8.2%)
	AIG SunAmerica Global Financing VI
500,000	6.300%, 5/10/2011[d]	492,917
	AXA SA
27,000	8.600%, 12/15/2030	28,075
	BAC Capital Trust XI
275,000	6.625%, 5/23/2036	239,938
	Bank of America Corporation
500,000	6.500%, 8/1/2016	525,575
	Bank One Corporation
900,000	5.900%, 11/15/2011	962,278
	Barclays Bank plc
300,000	5.000%, 9/22/2016	303,830
	BNP Paribas SA
1,100,000	5.186%, 6/29/2015[d]	872,149
	Chubb Corporation
600,000	6.500%, 5/15/2038	707,381
	CIGNA Corporation
450,000	6.350%, 3/15/2018	451,222
	Citigroup, Inc.
500,000	5.000%, 9/15/2014	475,793
250,000	4.700%, 5/29/2015	231,309
	General Electric Capital Corporation
500,000	2.200%, 6/8/2012	507,729
475,000	5.875%, 1/14/2038	435,613
	Goldman Sachs Group, Inc.
950,000	6.600%, 1/15/2012	1,031,577
	Household Finance Corporation
650,000	6.375%, 11/27/2012	699,002
	HSBC Finance Corporation
350,000	5.000%, 6/30/2015	351,341
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	336,633
	International Lease Finance Corporation
850,000	5.875%, 5/1/2013	668,558
	Marsh & McLennan Companies, Inc.
185,000	5.750%, 9/15/2015	195,084
	Merrill Lynch & Company, Inc.
475,000	5.000%, 2/3/2014	477,432
	MetLife, Inc.
200,000	5.000%, 6/15/2015	208,860
	Morgan Stanley Dean Witter & Company
850,000	6.750%, 4/15/2011	906,333
	Preferred Term Securities XXIII, Ltd.
1,200,474	0.499%, 12/22/2009[b,c]	480,190
	ProLogis Trust
500,000	5.500%, 3/1/2013	474,424
	Prudential Financial, Inc.
275,000	5.700%, 12/14/2036	246,427
	Wachovia Bank NA
500,000	4.875%, 2/1/2015	512,807

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

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Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (107.2%)	Value
Financials (8.2%) - continued
	Washington Mutual Bank FA
$500,000	5.500%, 1/15/2013	$1,250

	Total Financials	12,823,727

Foreign (2.8%)
	African Development Bank
250,000	6.875%, 10/15/2015	282,318
	Brazil Government International Bond
200,000	5.625%, 1/7/2041[e]	194,996
	Codelco, Inc.
300,000	6.375%, 11/30/2012[d]	330,704
	Hydro-Quebec
27,000	8.400%, 1/15/2022	35,790
	Kreditanstalt fuer Wiederaufbau
600,000	3.750%, 6/27/2011	628,398
	Province of Nova Scotia
250,000	7.250%, 7/27/2013	283,446
	Province of Quebec
400,000	4.875%, 5/5/2014	435,460
400,000	7.500%, 7/15/2023	505,161
	Republic of Italy
600,000	6.000%, 2/22/2011	639,649
200,000	4.375%, 6/15/2013	212,276
700,000	5.375%, 6/12/2017	764,610

	Total Foreign	4,312,808

Mortgage-Backed Securities (37.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
219	7.500%, 12/1/2009	222
3,700	6.500%, 10/1/2012	3,947
3,188	6.500%, 1/1/2013	3,410
2,152	6.000%, 9/1/2013	2,297
7,326	5.500%, 3/1/2014	7,821
18,204	6.000%, 4/1/2014	19,432
7,074	7.000%, 10/1/2014	7,590
11,339	6.500%, 3/1/2016	12,119
20,882	6.000%, 6/1/2016	22,407
25,005	6.000%, 9/1/2016	26,832
245,524	7.000%, 6/1/2017	264,211
403,613	5.500%, 12/1/2017	433,096
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,764	6.500%, 4/1/2024	5,137
6,277	7.000%, 5/1/2024	6,955
1,309	7.500%, 8/1/2025	1,472
15,281	8.500%, 11/1/2025	17,512
2,293	8.000%, 1/1/2026	2,601
2,816	7.000%, 4/1/2027	3,100
3,696	7.500%, 7/1/2027	4,174
4,807	7.000%, 8/1/2027	5,292
3,877	7.500%, 10/1/2027	4,382
4,620	7.000%, 5/1/2028	5,084
20,787	6.000%, 8/1/2028	22,198
9,391	6.500%, 2/1/2029	10,128
20,405	6.000%, 3/1/2029	21,777
10,604	7.000%, 7/1/2029	11,662
14,560	7.500%, 10/1/2029	16,348
7,875	7.500%, 11/1/2029	8,843
9,604	6.500%, 5/1/2031	10,340

Principal Amount	Long-Term Fixed Income (107.2%)	Value
Mortgage-Backed Securities (37.3%) - continued
$50,173	6.000%, 6/1/2031	$53,484
9,883	7.000%, 6/1/2031	10,868
11,659	7.000%, 6/1/2031	12,821
53,222	6.000%, 7/1/2031	56,735
12,768	7.000%, 9/1/2031	14,041
28,085	6.500%, 10/1/2031	30,236
42,648	6.000%, 1/1/2032	45,463
212,363	6.000%, 1/1/2032	226,379
20,973	7.000%, 5/1/2032	22,993
267,160	6.500%, 7/1/2032	287,292
190,708	6.500%, 10/1/2032	205,079
333,286	6.000%, 11/1/2032	354,866
7,000,000	5.000%, 10/1/2039[e]	7,231,875
8,000,000	6.000%, 10/1/2039[e]	8,442,496
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
1,092	6.000%, 4/1/2011	1,165
389	7.500%, 7/1/2011	404
1,813	8.000%, 7/1/2012	1,932
3,005	6.500%, 12/1/2012	3,206
6,692	6.500%, 6/1/2013	7,164
14,013	6.000%, 12/1/2013	15,020
5,000,000	5.000%, 10/1/2024[e]	5,242,190
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
5,713	10.500%, 8/1/2020	6,483
5,031	8.000%, 12/1/2024	5,681
6,102	7.000%, 10/1/2025	6,738
21,104	6.500%, 11/1/2025	22,743
848	8.500%, 12/1/2025	968
5,914	7.500%, 1/1/2026	6,613
6,935	6.500%, 5/1/2026	7,488
3,195	8.000%, 9/1/2026	3,618
5,153	7.500%, 2/1/2027	5,765
3,702	7.000%, 3/1/2027	4,086
10,233	6.500%, 8/1/2027	11,049
1,289	7.500%, 11/1/2027	1,443
6,761	9.000%, 11/1/2027	7,734
4,187	7.000%, 1/1/2028	4,626
57,487	7.500%, 2/1/2028	64,353
7,420	6.000%, 5/1/2028	7,921
2,958	6.500%, 9/1/2028	3,202
11,524	7.000%, 10/1/2028	12,738
36,124	7.500%, 11/1/2028	40,418
61,266	6.000%, 12/1/2028	65,406
4,892	7.000%, 12/1/2028	5,407
10,609	6.500%, 2/1/2029	11,482
36,531	6.000%, 3/1/2029	38,999
19,441	7.000%, 3/1/2029	21,501
43,967	6.500%, 4/1/2029	47,541
4,226	6.500%, 8/1/2029	4,570
11,810	7.500%, 8/1/2029	13,229
15,335	7.000%, 10/1/2029	16,959
10,037	7.500%, 12/1/2029	11,243
7,079	8.000%, 4/1/2030	8,025
4,079	7.500%, 12/1/2030	4,570
70,881	6.000%, 5/1/2031	75,537
154,987	6.500%, 4/1/2032	167,247
137,516	6.500%, 5/1/2032	148,394
84,249	7.000%, 5/1/2032	92,847

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

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Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (107.2%)	Value
Mortgage-Backed Securities (37.3%) - continued
$525,551	6.500%, 7/1/2032	$567,124
242,557	6.500%, 8/1/2032	261,745
31,300,000	5.500%, 10/1/2039[e]	32,737,858
	Government National Mortgage Association 15-Yr. Pass Through
14,636	7.000%, 9/15/2013	15,592
	Government National Mortgage Association 30-Yr. Pass Through
5,434	7.500%, 3/15/2023	6,064
4,127	7.000%, 1/15/2024	4,547
2,706	9.000%, 9/15/2024	3,116
6,401	8.000%, 6/15/2025	7,256
1,926	8.000%, 9/15/2026	2,185
9,007	7.500%, 3/15/2027	10,086
8,221	7.500%, 10/15/2027	9,205
7,580	7.000%, 11/15/2027	8,353
7,349	7.000%, 1/15/2028	8,102
10,692	6.500%, 7/15/2028	11,563
8,981	7.000%, 8/15/2028	9,901
50,013	7.500%, 11/15/2028	56,031
9,571	6.500%, 12/15/2028	10,351
34,339	6.500%, 3/15/2029	37,113
8,395	6.500%, 4/15/2029	9,073
8,005	8.000%, 10/15/2030	9,105
14,014	7.500%, 1/15/2031	15,716
5,620	7.000%, 4/15/2031	6,210
24,419	6.500%, 6/15/2031	26,354
21,648	7.000%, 9/15/2031	23,921
252,485	6.500%, 1/15/2032	271,784
35,052	6.500%, 4/15/2032	37,731

	Total Mortgage-Backed Securities	58,348,808

Transportation (0.4%)
	Union Pacific Corporation
500,000	7.000%, 2/1/2016	574,939

	Total Transportation	574,939

U.S. Government (34.9%)
	Federal Farm Credit Bank
1,000,000	5.375%, 7/18/2011	1,076,277
	Federal Home Loan Banks
1,000,000	3.625%, 5/29/2013	1,055,277
850,000	4.500%, 9/16/2013	923,688
1,000,000	3.625%, 10/18/2013	1,053,306
3,000,000	5.000%, 11/17/2017	3,277,281
	Federal Home Loan Mortgage Corporation
1,000,000	5.125%, 7/15/2012[f]	1,097,224
500,000	3.750%, 6/28/2013	530,524
1,700,000	5.125%, 11/17/2017	1,888,838
350,000	6.750%, 3/15/2031	457,949
	Federal National Mortgage Association
2,000,000	6.125%, 3/15/2012	2,234,800
1,000,000	5.000%, 4/15/2015	1,109,720
500,000	5.960%, 9/11/2028	595,487
100,000	6.250%, 5/15/2029	122,698
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	259,512

Principal Amount	Long-Term Fixed Income (107.2%)	Value
U.S. Government (34.9%) - continued
	Tennessee Valley Authority
$250,000	6.000%, 3/15/2013	$282,809
350,000	5.250%, 9/15/2039	369,293
	U.S. Treasury Bonds
4,200,000	7.250%, 5/15/2016	5,315,953
3,500,000	5.250%, 11/15/2028	4,063,283
325,000	4.250%, 5/15/2039	336,223
	U.S. Treasury Notes
3,250,000	4.375%, 12/15/2010	3,401,837
2,945,000	5.000%, 2/15/2011	3,122,504
4,500,000	4.500%, 11/30/2011	4,831,875
500,000	4.375%, 8/15/2012	542,851
1,000,000	2.875%, 1/31/2013	1,042,734
2,750,000	2.000%, 11/30/2013	2,753,866
1,000,000	2.250%, 5/31/2014	1,003,047
2,500,000	4.250%, 8/15/2014	2,732,812
3,175,000	4.500%, 2/15/2016	3,503,165
400,000	4.625%, 2/15/2017	442,844
600,000	4.500%, 5/15/2017	658,547
450,000	3.750%, 11/15/2018	465,645
2,650,000	2.750%, 2/15/2019	2,528,887
1,000,000	3.625%, 8/15/2019	1,026,406
500,000	3.500%, 2/15/2039	452,969

	Total U.S. Government	54,560,131

U.S. Municipals (0.2%)
	Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
350,000	5.720%, 12/1/2038	379,358

	Total U.S. Municipals	379,358

Utilities (1.7%)
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	392,492
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	292,258
	FirstEnergy Corporation
27,000	7.375%, 11/15/2031	30,265
	National Rural Utilities Cooperative Finance
27,000	8.000%, 3/1/2032	31,745
	Oncor Electric Delivery Company
475,000	6.375%, 1/15/2015	526,494
	Oneok Partners, LP
275,000	6.650%, 10/1/2036	293,033
	Progress Energy, Inc.
400,000	7.000%, 10/30/2031	464,870
	Southern California Edison Company
225,000	5.000%, 1/15/2014	241,806
	Xcel Energy, Inc.
275,000	6.500%, 7/1/2036	307,056

	Total Utilities	2,580,019

	Total Long-Term Fixed Income (cost $174,491,772)	167,507,046

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

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Schedule of Investments as of September 30, 2009

(unaudited)

Shares	Collateral Held for Securities Loaned (0.7%)	Value
1,127,500	Thrivent Financial Securities Lending Trust	$1,127,500

	Total Collateral Held for Securities Loaned (cost $1,127,500)	1,127,500

Shares or Principal Amount	Short-Term Investments (26.6%)[g]	Value
	Federal Home Loan Bank Discount Notes
7,765,000	0.139%, 10/7/2009	7,764,820
14,460,000	0.120%, 10/9/2009	14,459,614
5,760,000	0.090%, 10/14/2009	5,759,813
11,135,000	0.120%, 10/15/2009	11,134,481
2,456,310	Thrivent Money Market Portfolio	2,456,310

	Total Short-Term Investments (at amortized cost)	41,575,038

	Total Investments (cost $217,194,310) 134.5%	$210,209,584

	Other Assets and Liabilities, Net (34.5%)	(53,930,801)

	Total Net Assets 100.0%	$156,278,783

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Bond Index Portfolio owned as of September 30, 2009.

Security	Acquisition Date	Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$2,500,000
Commercial Mortgage Pass-Through Certificates	10/18/2006	2,500,000
Preferred Term Securities XXIII, Ltd.	9/14/2006	1,200,474
Wachovia Asset Securitization, Inc.	3/16/2007	1,705,379

d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2009, the value of these investments was $5,042,603 or 3.2% of total net assets.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	All or a portion of the security is on loan.
g	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$6,050,518
Gross unrealized depreciation	(13,035,244)

Net unrealized appreciation (depreciation)	$(6,984,726)

Cost for federal income tax purposes	$217,194,310

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

Bond Index Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Bond Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	6,367,298	–	5,614,015	753,283
Basic Materials	875,145	–	875,145	–
Capital Goods	1,370,749	–	1,370,749	–
Collateralized Mortgage Obligations	2,429,847	–	2,429,847	–
Commercial Mortgage-Backed Securities	12,597,648	–	12,597,648	–
Communications Services	3,014,981	–	3,014,981	–
Consumer Cyclical	1,321,344	–	1,321,344	–
Consumer Non-Cyclical	3,179,754	–	3,179,754	–
Energy	2,770,490	–	2,770,490	–
Financials	12,823,727	–	12,823,727	–
Foreign	4,312,808	–	4,312,808	–
Mortgage-Backed Securities	58,348,808	–	58,348,808	–
Transportation	574,939	–	574,939	–
U.S. Government	54,560,131	–	54,560,131	–
U.S. Municipals	379,358	–	379,358	–
Utilities	2,580,019	–	2,580,019	–
Collateral Held for Securities Loaned	1,127,500	1,127,500	–	–
Short-Term Investments	41,575,038	2,456,310	39,118,728	–

Total	$210,209,584	$3,583,810	$205,872,491	$753,283

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Bond Index Portfolio.

Investments in Securities	Value December 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers in and/or (Out of) Level 3	Value September 30, 2009
Long-Term Fixed Income
Asset-Backed Securities	–	–	–	105,795	2,359	645,129	753,283
Commercial Mortgage-Backed Securities	831,540	–	(5,000)	168,460	(995,000)	–	–
Financials	510,175	–	–	(11,402)	(18,583)	(480,190)	–

Total	$1,341,715	$–	($5,000)	$262,853	($1,011,224)	$164,939	$753,283

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$12,754,279	$58,495,511	$68,793,480	2,456,310	$2,456,310	$26,981
Thrivent Financial Securities Lending Trust	17,005,159	51,509,241	67,386,900	1,127,500	1,127,500	23,171
Total Value and Income Earned	29,759,438				3,583,810	50,152

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.9%)	Value
Asset-Backed Securities (21.7%)
	Americredit Automobile Receivables Trust
$1,300,191	0.334%, 10/6/2009[a,b]	$1,280,773
1,688,250	3.430%, 7/6/2011[a]	1,700,469
2,911,389	5.490%, 7/6/2012[a]	2,961,226
	Bank of America Auto Trust
8,500,000	2.670%, 7/15/2013[c]	8,587,958
	BMW Vehicle Lease Trust
4,000,000	2.910%, 3/15/2012	4,073,712
	Cabela’s Master Credit Card Trust
7,500,000	4.310%, 12/16/2013[c]	7,611,757
	Capital Auto Receivables Asset Trust
567,128	5.380%, 7/15/2010	567,992
2,676,384	4.980%, 5/15/2011	2,716,372
	Carmax Auto Owner Trust
4,500,000	4.120%, 3/15/2013	4,679,509
	Chase Funding Issuance Trust
7,000,000	2.400%, 6/17/2013	7,114,919
	Chrysler Financial Auto Securitization
6,750,000	2.820%, 1/15/2016	6,884,136
	CIT Equipment
4,500,000	3.070%, 8/15/2016[c]	4,530,492
	CNH Equipment Trust
3,350,000	7.210%, 12/16/2013	3,713,512
	Countrywide Asset-Backed Certificates
2,119,071	5.549%, 4/25/2036[a]	1,653,670
5,000,000	5.683%, 10/25/2046	4,268,085
	Countrywide Home Loans Asset-Backed Securities
4,097,713	6.085%, 6/25/2021[a]	1,668,986
	CPL Transition Funding, LLC
1,054,942	5.560%, 1/15/2012	1,070,473
	Credit Based Asset Servicing and Securitization, LLC
2,904,748	5.501%, 12/25/2036	2,239,264
	Discover Card Master Trust
9,500,000	5.100%, 10/15/2013	9,980,510
	First Franklin Mortgage Loan Asset-Backed Certificates
215,069	5.500%, 3/25/2036[d,e]	22
	First Horizon ABS Trust
1,026,781	0.376%, 10/26/2009[a,b]	521,169
	First National Master Note Trust
6,750,000	0.283%, 10/15/2009[b]	6,694,920
	Ford Credit Auto Owner Trust
6,500,000	3.960%, 5/15/2013	6,742,775
	GE Capital Credit Card Master Note Trust
7,800,000	2.540%, 9/15/2014	7,798,534
7,000,000	3.690%, 7/15/2015	7,076,972
	GMAC Mortgage Corporation Loan Trust
5,135,630	0.426%, 10/26/2009[a,b]	1,990,426
2,178,644	0.426%, 10/26/2009[a,b]	607,341
3,785,685	5.750%, 10/25/2036[a]	2,726,439
	Harley Davidson Motorcycle Trust
3,500,000	3.190%, 11/15/2013	3,573,552

Principal Amount	Long-Term Fixed Income (97.9%)	Value
Asset-Backed Securities (21.7%) - continued
	Honda Auto Receivables Owner Trust
$4,000,000	4.470%, 1/18/2012	$4,112,060
5,500,000	4.430%, 8/15/2012	5,720,594
	Household Home Equity Loan Trust
6,500,000	5.320%, 3/20/2036	6,314,536
3,500,000	5.660%, 3/20/2036	3,402,409
	John Deere Owner Trust
3,500,000	3.960%, 5/16/2016	3,651,988
	Merna Re, Ltd.
7,500,000	2.033%, 12/31/2009[b,c]	7,295,250
	Merrill Auto Trust Securitization
9,000,000	5.500%, 3/15/2012	9,326,655
	Mortgage Equity Conversion Asset Trust
6,481,924	0.950%, 10/25/2009[b,d]	6,060,599
6,590,725	0.960%, 10/25/2009[b,d]	6,162,328
	Nissan Auto Receivables Owner Trust
6,500,000	4.280%, 7/15/2013	6,771,563
6,000,000	4.740%, 8/17/2015	6,360,024
	Nomura Asset Acceptance Corporation
54,868	0.386%, 10/26/2009[b,c]	51,116
	Popular ABS Mortgage Pass-Through Trust
153,215	4.000%, 12/25/2034	151,126
	Renaissance Home Equity Loan Trust
4,360,626	5.608%, 5/25/2036	4,034,922
	Residential Asset Mortgage Products, Inc.
1,485,811	4.547%, 12/25/2034	1,309,035
	Residential Asset Securities Corporation
1,259,113	3.990%, 4/25/2033	945,677
1,586,059	5.010%, 4/25/2033	901,413
1,633,675	3.870%, 5/25/2033	1,476,944
	Residential Funding Mortgage Securities
610,991	4.470%, 7/25/2018[a]	576,070
	SLM Student Loan Trust
97,049	0.514%, 10/26/2009[b]	97,051
	USAA Auto Owner Trust
7,000,000	4.500%, 10/15/2013	7,336,105
5,500,000	4.770%, 9/15/2014	5,818,197
	Volkswagen Auto Lease Trust
6,500,000	3.410%, 4/16/2012	6,687,362
	Wachovia Asset Securitization, Inc.
2,131,724	0.386%, 10/26/2009[a,b,d]	941,604
	Wachovia Auto Loan Owner Trust
97,403	5.230%, 8/22/2011[c]	97,661
	Wachovia Auto Owner Trust
9,500,000	4.810%, 9/20/2012	9,841,202

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.9%)	Value
Asset-Backed Securities (21.7%) - continued
	World Omni Auto Receivables Trust
$2,000,000	5.120%, 5/15/2014	$2,121,874

	Total Asset-Backed Securities	222,601,330

Basic Materials (1.8%)
	ArcelorMittal
2,500,000	9.000%, 2/15/2015[f]	2,875,000
	Dow Chemical Company
4,300,000	4.850%, 8/15/2012	4,471,389
	E.I. Du Pont de Nemours & Company
3,350,000	5.875%, 1/15/2014	3,709,659
	Newmont Mining Corporation
2,000,000	5.125%, 10/1/2019	1,999,116
	Nucor Corporation
2,700,000	5.000%, 6/1/2013	2,871,769
	Potash Corporation of Saskatchewan, Inc.
2,500,000	3.750%, 9/30/2015	2,494,678

	Total Basic Materials	18,421,611

Capital Goods (2.5%)
	Honeywell International, Inc.
3,350,000	3.875%, 2/15/2014	3,486,998
	Hutchinson Whampoa Finance, Ltd.
3,300,000	4.625%, 9/11/2015[c]	3,275,422
	L-3 Communications Corporation
4,000,000	5.875%, 1/15/2015	3,980,000
	Litton Industries, Inc.
3,350,000	8.000%, 10/15/2009	3,350,606
	Lockheed Martin Corporation
2,750,000	4.121%, 3/14/2013	2,871,734
	Textron Financial Corporation
2,100,000	5.125%, 2/3/2011	2,101,247
	Textron, Inc.
2,700,000	6.200%, 3/15/2015	2,710,689
	Tyco International Finance SA
1,500,000	4.125%, 10/15/2014	1,494,795
	Waste Management, Inc.
2,350,000	6.375%, 3/11/2015	2,600,247

	Total Capital Goods	25,871,738

Collateralized Mortgage Obligations (5.4%)
	American Home Mortgage Assets Trust
4,274,334	1.821%, 10/1/2009[b]	1,915,846
	Banc of America Mortgage Securities, Inc.
2,195,917	4.797%, 9/25/2035	1,756,229
	Bear Stearns Adjustable Rate Mortgage Trust
2,617,903	4.625%, 8/25/2010[b]	2,268,591
	Chase Mortgage Finance Corporation
1,723,793	5.398%, 1/25/2036	479,790

Principal Amount	Long-Term Fixed Income (97.9%)	Value
Collateralized Mortgage Obligations (5.4%) - continued
	Countrywide Alternative Loan Trust
$2,890,106	5.500%, 2/25/2036	$2,335,249
2,994,363	6.000%, 1/25/2037	2,182,315
	Countrywide Home Loans, Inc.
3,290,922	5.309%, 3/20/2036	1,625,794
3,232,576	5.783%, 9/20/2036	1,878,040
	Deutsche Alt-A Securities, Inc.
5,442,508	1.016%, 10/1/2009[b]	2,676,896
	GSR Mortgage Loan Trust
5,654,334	0.436%, 10/26/2009[b]	4,003,240
	HomeBanc Mortgage Trust
2,358,856	5.992%, 4/25/2037	1,578,238
	Impac CMB Trust
1,383,656	0.506%, 10/26/2009[b]	739,581
977,411	0.566%, 10/26/2009[b]	497,625
	J.P. Morgan Alternative Loan Trust
5,187,283	5.804%, 3/25/2036	3,388,230
	J.P. Morgan Mortgage Trust
4,973,711	5.758%, 6/25/2036	4,217,662
	Merrill Lynch Mortgage Investors, Inc.
3,063,741	4.869%, 6/25/2035	2,730,871
	Residential Accredit Loans, Inc.
2,227,876	5.599%, 9/25/2035	1,439,693
	Thornburg Mortgage Securities Trust
1,759,967	0.356%, 10/26/2009[b]	1,663,959
	Wachovia Mortgage Loan Trust, LLC
2,778,523	5.576%, 5/20/2036	2,173,311
	Washington Mutual Mortgage Pass-Through Certificates
4,763,245	1.641%, 10/1/2009[b]	2,210,533
6,408,438	1.651%, 10/1/2009[b]	2,388,069
4,396,816	1.721%, 10/1/2009[b]	1,948,695
4,604,201	1.780%, 10/1/2009[b]	2,218,943
4,286,295	1.821%, 10/1/2009[b]	1,818,458
1,576,574	0.536%, 10/25/2009[b]	851,511
1,971,966	4.826%, 9/25/2035	1,660,335
	Wells Fargo Mortgage Backed Securities Trust
791,713	4.950%, 3/25/2036	604,204
2,222,028	5.091%, 3/25/2036	1,836,293

	Total Collateralized Mortgage Obligations	55,088,201

Commercial Mortgage-Backed Securities (9.0%)
	Banc of America Commercial Mortgage, Inc.
4,368,853	5.001%, 9/10/2010	4,401,331
117,847	4.037%, 11/10/2039	117,792
1,895,000	5.929%, 5/10/2045	1,821,741
	Banc of America Large Loan Trust
3,197,801	0.353%, 10/15/2009[b,c]	2,653,992
4,200,000	0.453%, 10/15/2009[b,c]	3,283,354
	Bear Stearns Commercial Mortgage Securities, Inc.
4,000,000	0.393%, 10/15/2009[b,d]	3,097,528
6,903,776	5.422%, 9/11/2042	7,140,879

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.9%)	Value
Commercial Mortgage-Backed Securities (9.0%) - continued
$2,000,000	5.331%, 2/11/2044	$1,800,352
	Chase Commercial Mortgage Securities Corporation
3,500,000	7.928%, 7/15/2032	3,577,207
	Commercial Mortgage Pass-Through Certificates
81,656	0.343%, 10/15/2009[b,c]	81,087
4,000,000	0.423%, 10/15/2009[b,d]	2,476,056
	Credit Suisse First Boston Mortgage Securities Corporation
3,483,106	4.609%, 2/15/2038	3,499,017
7,014,956	3.382%, 5/15/2038	7,036,983
	Crown Castle International Corporation
6,500,000	5.245%, 11/15/2036[c]	6,500,000
	General Electric Commercial Mortgage Corporation
1,611,398	4.591%, 7/10/2045	1,622,330
	GS Mortgage Securities Corporation II
5,500,000	5.396%, 8/10/2038	5,331,040
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
59,303	2.790%, 1/12/2039	59,254
9,100,000	5.198%, 12/15/2044	9,101,511
	LB-UBS Commercial Mortgage Trust
741,012	4.207%, 11/15/2027	747,723
3,419,388	4.567%, 6/15/2029	3,429,359
3,445,570	4.187%, 8/15/2029	3,446,083
4,084,000	4.568%, 1/15/2031	3,858,118
654,698	4.741%, 9/15/2040	658,095
	TIAA Real Estate CDO, Ltd.
8,000,000	5.789%, 8/15/2039	8,152,264
	Wachovia Bank Commercial Mortgage Trust
4,921,225	3.894%, 11/15/2035	4,913,470
2,500,000	5.765%, 7/15/2045	2,244,720
	Washington Mutual Asset Securities Corporation
1,799,386	3.830%, 1/25/2035[c]	1,794,054

	Total Commercial Mortgage-Backed Securities	92,845,340

Communications Services (4.0%)
	Alltel Corporation
2,675,000	7.000%, 7/1/2012	2,977,684
	AT&T, Inc.
1,250,000	4.950%, 1/15/2013	1,332,750
2,700,000	6.700%, 11/15/2013	3,058,984
	British Telecom plc
2,000,000	9.125%, 12/15/2010	2,153,354
	Cox Communications, Inc.
1,400,000	4.625%, 1/15/2010	1,412,767
	DirecTV Holdings, LLC
4,000,000	4.750%, 10/1/2014[c]	4,000,000
	France Telecom SA
4,000,000	4.375%, 7/8/2014	4,193,140
	Rogers Cable, Inc.
2,620,000	7.875%, 5/1/2012	2,939,711

Principal Amount	Long-Term Fixed Income (97.9%)	Value
Communications Services (4.0%) - continued
	Telecom Italia Capital SA
$1,400,000	6.200%, 7/18/2011	$1,490,885
	Telefonica SA
4,000,000	4.949%, 1/15/2015	4,243,232
	Thomson Reuters Corporation
2,000,000	5.950%, 7/15/2013	2,195,630
,	Time Warner Cable, Inc.
2,400,000	5.400%, 7/2/2012	2,564,450
3,350,000	7.500%, 4/1/2014	3,842,219
	Verizon Communications, Inc.
1,350,000	4.350%, 2/15/2013	1,419,298
	Verizon Wireless Capital, LLC
2,000,000	5.550%, 2/1/2014[c]	2,161,362
	Vodafone Group plc
1,300,000	5.450%, 6/10/2019	1,353,580

	Total Communications Services	41,339,046

Consumer Cyclical (1.3%)
	CVS Caremark Corporation
2,700,000	0.661%, 12/1/2009[b]	2,701,957
	Ford Motor Credit Company, LLC
4,000,000	7.375%, 10/28/2009	3,993,527
	Nissan Motor Acceptance Corporation
2,800,000	4.625%, 3/8/2010[c]	2,794,235
	SLM Private Credit Student Loan Trust
892,704	0.309%, 12/15/2009[b]	881,956
	Viacom, Inc.
2,600,000	4.375%, 9/15/2014	2,654,998

	Total Consumer Cyclical	13,026,673

Consumer Non-Cyclical (4.3%)
	Altria Group, Inc.
2,700,000	8.500%, 11/10/2013	3,131,568
3,300,000	7.750%, 2/6/2014	3,761,125
	Anheuser-Busch InBev Worldwide, Inc.
3,500,000	5.375%, 11/15/2014[c]	3,734,465
	Cargill, Inc.
2,000,000	5.200%, 1/22/2013[c]	2,097,188
	ConAgra Foods, Inc.
2,000,000	5.875%, 4/15/2014	2,195,522
	Express Scripts, Inc.
2,000,000	5.250%, 6/15/2012	2,123,078
	Howard Hughes Medical Institute
4,700,000	3.450%, 9/1/2014	4,802,122
	Kellogg Company
2,750,000	5.125%, 12/3/2012	2,985,133
	Kroger Company
2,000,000	5.000%, 4/15/2013	2,109,764
	McKesson Corporation
2,000,000	6.500%, 2/15/2014	2,192,290
	Merck & Company, Inc.
3,300,000	4.000%, 6/30/2015	3,467,432
	Miller Brewing Company
4,000,000	5.500%, 8/15/2013[c]	4,227,344
	Roche Holdings, Inc.
3,000,000	5.000%, 3/1/2014[c]	3,243,228

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.9%)	Value
Consumer Non-Cyclical (4.3%) - continued
	St. Jude Medical, Inc.
$4,000,000	3.750%, 7/15/2014	$4,069,996

	Total Consumer Non-Cyclical	44,140,255

Energy (2.5%)
	Cenovus Energy, Inc.
2,000,000	4.500%, 9/15/2014[c]	2,043,516
	Energy Transfer Partners, LP
2,000,000	6.000%, 7/1/2013	2,119,578
	Enterprise Products Operating, LP
1,000,000	4.625%, 10/15/2009	994,277
2,700,000	9.750%, 1/31/2014	3,259,945
	Husky Energy, Inc.
2,000,000	5.900%, 6/15/2014	2,157,492
	Marathon Oil Corporation
2,000,000	6.500%, 2/15/2014	2,202,360
	ONEOK Partners, LP
650,000	8.625%, 3/1/2019	775,937
	Premcor Refining Group, Inc.
2,100,000	6.125%, 5/1/2011	2,209,796
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
3,300,000	4.500%, 9/30/2012[c]	3,417,902
1,250,000	5.832%, 9/30/2016[c]	1,299,463
	Sempra Energy
3,400,000	7.950%, 3/1/2010	3,496,084
	Western Oil Sands, Inc.
1,350,000	8.375%, 5/1/2012	1,528,493

	Total Energy	25,504,843

Financials (26.3%)
	Allstate Corporation
1,300,000	6.200%, 5/16/2014	1,434,104
	Allstate Life Global Funding Trust
2,000,000	5.375%, 4/30/2013	2,128,802
	American Express Company
10,000,000	3.150%, 12/9/2011	10,381,670
3,350,000	5.875%, 5/2/2013	3,551,918
	American Express Credit Corporation
3,300,000	5.125%, 8/25/2014	3,413,576
	Australia & New Zealand Banking Group, Ltd.
3,350,000	6.200%, 7/19/2013[c]	3,665,647
	Avalon Bay Communities, Inc.
2,000,000	5.700%, 3/15/2017	2,042,632
	Bank of America Corporation
10,000,000	2.100%, 4/30/2012	10,140,320
3,000,000	6.500%, 8/1/2016	3,153,453
	Bank of New York Mellon Corporation
3,400,000	4.950%, 11/1/2012	3,683,992
	Barclays Bank plc
1,650,000	5.200%, 7/10/2014	1,742,923
1,750,000	5.000%, 9/22/2016	1,772,344
	BB&T Corporation
3,350,000	5.700%, 4/30/2014	3,627,896
	Bear Stearns Companies, Inc.
2,000,000	4.550%, 6/23/2010	2,053,886
	Bear Stearns Companies, LLC
4,000,000	5.700%, 11/15/2014	4,284,360

Principal Amount	Long-Term Fixed Income (97.9%)	Value
Financials (26.3%) - continued
	Berkshire Hathaway Finance Corporation
$4,500,000	4.000%, 4/15/2012	$4,717,719
	Capital One Bank USA NA
1,000,000	8.800%, 7/15/2019	1,155,959
	Citigroup, Inc.
10,000,000	2.125%, 4/30/2012	10,141,530
3,400,000	5.300%, 10/17/2012	3,507,950
2,000,000	5.500%, 4/11/2013	2,046,652
4,600,000	5.000%, 9/15/2014	4,377,291
	CME Group, Inc.
2,700,000	5.400%, 8/1/2013	2,918,792
	Commonwealth Bank of Australia
6,700,000	2.500%, 12/10/2012[c]	6,814,590
	Corestates Capital Trust I
700,000	8.000%, 12/15/2026[c]	642,098
	Credit Suisse New York, NY
3,300,000	3.450%, 7/2/2012	3,367,703
2,000,000	5.000%, 5/15/2013	2,116,636
	Danske Bank A/S
10,000,000	2.500%, 5/10/2012[c]	10,106,210
	Dexia Credit Local
6,700,000	2.375%, 9/23/2011[c]	6,791,616
	Duke Realty, LP
2,000,000	7.375%, 2/15/2015	2,062,688
	Fifth Third Bancorp
1,325,000	6.250%, 5/1/2013	1,366,613
	GATX Corporation
2,000,000	4.750%, 10/1/2012	2,012,154
	General Electric Capital Corporation
2,000,000	3.500%, 8/13/2012	2,024,918
4,000,000	5.900%, 5/13/2014	4,289,164
	Goldman Sachs Group, Inc.
2,000,000	3.625%, 8/1/2012	2,053,198
3,000,000	6.000%, 5/1/2014	3,262,608
	Goldman Sachs Group, Inc., Convertible
5,000,000	1.000%, 1/31/2015[g]	4,241,327
2,500,000	1.000%, 5/7/2015[g]	2,090,270
	HSBC USA, Inc.
10,000,000	3.125%, 12/16/2011[f]	10,384,820
	International Lease Finance Corporation
2,050,000	5.750%, 6/15/2011	1,867,316
3,350,000	5.000%, 9/15/2012	2,687,678
	JP Morgan Chase & Company
3,300,000	3.700%, 1/20/2015	3,270,897
	Lehman Brothers Holdings E- Capital Trust I
3,500,000	1.211%, 8/19/2065[f,h]	350
	Lincoln National Corporation
1,200,000	5.650%, 8/27/2012	1,244,540
1,350,000	4.750%, 2/15/2014	1,328,468
650,000	8.750%, 7/1/2019	751,769
	Macquarie Group, Ltd.
3,000,000	7.300%, 8/1/2014[c]	3,203,466
	MassMutual Global Funding II
2,000,000	3.625%, 7/16/2012[c]	2,060,960
	Merrill Lynch & Company, Inc.
2,000,000	6.150%, 4/25/2013	2,116,198

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.9%)	Value
Financials (26.3%) - continued
	MetLife, Inc.
$2,000,000	6.750%, 6/1/2016	$2,232,016
	Metropolitan Life Global Funding
2,680,000	5.125%, 4/10/2013[c]	2,778,699
	Monumental Global Funding, Ltd.
1,330,000	5.500%, 4/22/2013[c]	1,359,130
	Morgan Stanley
4,000,000	6.000%, 5/13/2014	4,258,424
2,000,000	5.625%, 9/23/2019	1,966,598
	Northern Trust Company
2,000,000	5.500%, 8/15/2013	2,192,326
	ProLogis
2,700,000	7.625%, 8/15/2014	2,759,297
	Protective Life Secured Trust
2,000,000	4.000%, 10/7/2009	1,999,990
	Prudential Financial, Inc.
1,675,000	3.625%, 9/17/2012	1,685,336
2,000,000	4.750%, 9/17/2015	1,985,968
	Rabobank Nederland NV
4,600,000	4.200%, 5/13/2014[c]	4,791,401
	Royal Bank of Scotland Group plc
10,000,000	2.625%, 5/11/2012[c]	10,148,570
	Royal Bank of Scotland plc
4,000,000	4.875%, 8/25/2014[c]	4,061,480
	Simon Property Group, LP
3,700,000	6.750%, 5/15/2014	3,968,180
	State Street Capital Trust II
2,000,000	8.250%, 12/29/2049	1,958,200
	Svenska Handelsbanken AB
4,000,000	4.875%, 6/10/2014[c]	4,184,336
	Svenske Exportkredit AB
5,000,000	3.250%, 9/16/2014	5,018,120
	Swedbank AB
5,000,000	2.800%, 2/10/2012[c]	5,087,165
	UnitedHealth Group, Inc.
2,000,000	5.500%, 11/15/2012	2,141,662
	Wachovia Capital Trust III
700,000	5.800%, 3/15/2011	483,000
	Wachovia Corporation
2,000,000	5.500%, 5/1/2013	2,139,942
	WEA Finance, LLC
4,000,000	7.500%, 6/2/2014[c]	4,310,812
3,350,000	5.750%, 9/2/2015[c]	3,371,440
	Wells Fargo & Company
10,000,000	2.125%, 6/15/2012[f]	10,143,430
4,000,000	4.950%, 10/16/2013	4,109,716
	Westpac Banking Corporation
4,000,000	4.200%, 2/27/2015	4,065,528
	Westpac Securities New Zealand, Ltd.
4,600,000	3.450%, 7/28/2014[c]	4,667,224
	XL Capital, Ltd.
4,000,000	5.250%, 9/15/2014	3,926,676

	Total Financials	269,896,337

Foreign (0.7%)
	Corporacion Andina de Fomento
5,000,000	5.750%, 1/12/2017	5,085,870
	Export-Import Bank of Korea
1,650,000	5.875%, 1/14/2015	1,739,514

	Total Foreign	6,825,384

Principal Amount	Long-Term Fixed Income (97.9%)	Value
Mortgage-Backed Securities (3.9%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$8,823,258	6.500%, 9/1/2037	$9,417,319
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
5,500,000	5.000%, 10/1/2024[i]	5,766,409
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,500,000	6.000%, 10/1/2039[i]	4,747,500
19,000,000	6.500%, 10/1/2039[i]	20,306,250

	Total Mortgage-Backed Securities	40,237,478

Technology (0.6%)
	Dell, Inc.
3,300,000	3.375%, 6/15/2012	3,419,437
	Xerox Corporation
2,100,000	5.500%, 5/15/2012	2,201,978

	Total Technology	5,621,415

Transportation (1.2%)
	American Airlines Pass Through Trust
1,917,530	6.978%, 10/1/2012	1,898,355
	American Airlines, Inc.
3,410,000	7.024%, 10/15/2009	3,407,391
	Northwest Airlines, Inc.
2,400,000	6.841%, 4/1/2011	2,280,000
	Union Pacific Corporation
1,150,000	6.125%, 1/15/2012	1,238,795
800,000	5.450%, 1/31/2013	859,642
2,000,000	5.125%, 2/15/2014	2,145,478

	Total Transportation	11,829,661

U.S. Government (9.7%)
	Federal Farm Credit Bank
10,000,000	2.125%, 6/18/2012	10,099,330
	Federal Home Loan Banks
10,000,000	2.000%, 7/27/2012	10,035,910
	Federal National Mortgage Association
10,000,000	4.625%, 5/1/2013	10,539,950
	U.S. Treasury Notes
10,000,000	1.375%, 9/15/2012	9,982,810
20,300,000	1.875%, 4/30/2014	20,058,938
	U.S. Treasury Notes, TIPS
15,367,029	2.000%, 7/15/2014	15,972,105
21,648,123	2.500%, 7/15/2016	23,204,085

	Total U.S. Government	99,893,128

U.S. Municipals (0.7%)
	Denver, Colorado City & County Airport Revenue Bonds
5,500,000	5.250%, 11/15/2032	5,637,225
	Houston, Texas Utility System Revenue Bonds
1,350,000	5.000%, 5/15/2011[b]	1,414,746

	Total U.S. Municipals	7,051,971

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.9%)	Value
Utilities (2.3%)
	Abu Dhabi National Energy Company
$4,000,000	4.750%, 9/15/2014[c]	$4,003,380
	Cleveland Electric Illuminating Company
625,000	7.430%, 11/1/2009	625,902
	Commonwealth Edison Company
3,300,000	6.150%, 3/15/2012	3,580,972
	Duke Energy Carolinas, LLC
2,700,000	5.750%, 11/15/2013	2,982,871
	Enel Finance International SA
3,000,000	3.875%, 10/7/2014[c]	2,991,900
	National Rural Utilities Cooperative Finance Corporation
2,650,000	5.500%, 7/1/2013	2,885,474
	Oncor Electric Delivery Company
2,700,000	5.950%, 9/1/2013	2,921,989
	Power Receivables Finance, LLC
291,583	6.290%, 1/1/2012[d]	297,674
	Virginia Electric & Power Company
2,000,000	4.500%, 12/15/2010	2,063,240
1,360,000	5.100%, 11/30/2012	1,473,617

	Total Utilities	23,827,019

	Total Long-Term Fixed Income (cost $1,025,084,298)	1,004,021,430

Shares	Mutual Funds (1.8%)	Value

Fixed Income Mutual Funds (1.8%)
4,208,125	Thrivent High Yield Fund	18,726,157

	Total Fixed Income Mutual Funds	18,726,157

	Total Mutual Funds (cost $15,500,000)	18,726,157

Shares	Preferred Stock (<0.1%)	Value

Financials (<0.1%)
148,505	Federal National Mortgage Association, 8.250%[j]	239,093

	Total Financials	239,093

	Total Preferred Stock (cost $3,229,280)	239,093

Contracts	Options Purchased (<0.1%)	Value
	Call on 10-Yr. U.S. Treasury Bond Futures
265	$114.00, expires 10/24/2009	$16,563

	Total Options Purchased (cost $83,608)	16,563

Shares	Collateral Held for Securities Loaned (1.3%)	Value
13,516,450	Thrivent Financial Securities Lending Trust	$13,516,450

	Total Collateral Held for Securities Loaned (cost $13,516,450)	13,516,450

Shares or Principal Amount	Short-Term Investments (3.4%)[k]	Value
	Falcon Asset Securitization Corporation, LLC
9,545,000	0.080%, 10/1/2009	9,545,000
	Federal Home Loan Bank Discount Notes
5,000,000	0.139%, 10/7/2009	4,999,884
15,000,000	0.090%, 10/14/2009	14,999,513
2,600,000	0.200%, 3/17/2010[l,m]	2,597,628
2,886,387	Thrivent Money Market Portfolio	2,886,387

	Total Short-Term Investments (at amortized cost)	35,028,412

	Total Investments (cost $1,092,442,048) 104.4%	$1,071,548,105

	Other Assets and Liabilities, Net (4.4%)	(45,354,242)

	Total Net Assets 100.0%	$1,026,193,863

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2009, the value of these investments was $159,820,970 or 15.6% of total net assets.

d

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Portfolio owned as of September 30, 2009.

Security	Acquisition Date	Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$4,000,000
Commercial Mortgage Pass-Through Certificates	5/2/2007	4,000,000
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	214,738
Mortgage Equity Conversion Asset Trust	2/14/2007	6,481,924
Mortgage Equity Conversion Asset Trust	1/18/2007	6,590,725
Power Receivables Finance, LLC	9/30/2003	291,497
Wachovia Asset Securitization, Inc.	3/16/2007	2,131,724

e	Defaulted security.
f	All or a portion of the security is on loan.
g	These securities are Equity-Linked Structured Securities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

h	In bankruptcy.
i	Denotes investments purchased on a when-issued or delayed delivery basis.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
l	At September 30, 2009, $2,297,902 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	At September 30, 2009, $199,818 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

    Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$35,489,320
Gross unrealized depreciation	(56,383,263)

Net unrealized appreciation (depreciation)	$(20,893,943)

Cost for federal income tax purposes	$1,092,442,048

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	222,601,330	–	209,436,799	13,164,531
Basic Materials	18,421,611	–	18,421,611	–
Capital Goods	25,871,738	–	25,871,738	–
Collateralized Mortgage Obligations	55,088,201	–	55,088,201	–
Commercial Mortgage-Backed Securities	92,845,340	–	86,345,340	6,500,000
Communications Services	41,339,046	–	41,339,046	–
Consumer Cyclical	13,026,673	–	13,026,673	–
Consumer Non-Cyclical	44,140,255	–	44,140,255	–
Energy	25,504,843	–	25,504,843	–
Financials	269,896,337	–	269,896,337	–
Foreign	6,825,384	–	6,825,384	–
Mortgage-Backed Securities	40,237,478	–	40,237,478	–
Technology	5,621,415	–	5,621,415	–
Transportation	11,829,661	–	7,651,306	4,178,355
U.S. Government	99,893,128	–	99,893,128	–
U.S. Municipals	7,051,971	–	7,051,971	–
Utilities	23,827,019	–	23,827,019	–
Mutual Funds
Fixed Income Mutual Funds	18,726,157	18,726,157	–	–
Preferred Stock
Financials	239,093	239,093	–	–
Options Purchased	16,563	16,563	–	–
Collateral Held for Securities Loaned	13,516,450	13,516,450	–	–
Short-Term Investments	35,028,412	2,886,387	32,142,025	–

Total	$1,071,548,105	$35,384,650	$1,012,320,569	$23,842,886

Other Financial Instruments*	($2,553,905)	($2,961,735)	$407,830	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Limited Maturity Bond Portfolio.

Investments in Securities	Value December 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/ (Loss)	Net Purchases/(Sales)	Transfers in and/or (Out of) Level 3	Value September 30, 2009
Long-Term Fixed Income
Asset-Backed Securities	19,844,472	–	–	535,729	(726,832)	(6,488,838)	13,164,531
Commercial Mortgage-Backed Securities	5,405,010	–	–	1,094,990	–	–	6,500,000
Financials	6,166,250	–	–	165,346	–	(6,331,596)	–
Transportation	3,068,000	(15,797)	(196,881)	634,678	688,355	–	4,178,355
U.S. Government	4,026,666	–	(233,315)	215,418	(4,008,769)	–	–
Preferred Stock Financials	2,791,196	–	(1,974,818)	1,927,731	(2,744,109)	–	–

Total	$41,301,594	($15,797)	($2,405,014)	$4,573,892	($6,791,355)	($12,820,434)	$23,842,886

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(55)	December 2009	($11,868,661)	($11,933,283)	($64,622)
5-Yr. U.S. Treasury Bond Futures	(1,375)	December 2009	(157,368,860)	(159,628,908)	(2,260,048)
10-Yr. U.S. Treasury Bond Futures	(325)	December 2009	(37,803,110)	(38,456,644)	(653,534)
20-Yr. U.S. Treasury Bond Futures	5	December 2009	590,406	606,875	16,469
Total Futures Contracts					($2,961,735)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 11, 5 Year, at 5.00%; Bank of America	Sell	12/20/2013	$1,044,000	$153,560	($57,455)	$96,105
CDX HY, Series 11, 5 Year, at 5.00%; Bank of America	Sell	12/20/2013	826,500	237,331	(45,485)	191,846
CDX IG, Series 12, 5 Year, at 1.00%; Bank of America	Sell	6/20/2014	5,000,000	141,805	(21,926)	119,879
Total Credit Default Swaps					($124,866)	$407,830

1

As the buyer of protection, Limited Maturity Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Limited Maturity Bond Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The market value for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
High Yield Fund	$–	$15,500,000	$–	4,208,125	$18,726,157	$741,096
Money Market	1,334,891	60,159,301	58,607,805	2,886,387	2,886,387	20,746
Thrivent Financial Securities Lending Trust	105,038,013	262,020,810	353,542,373	13,516,450	13,516,450	141,073
Total Value and Income Earned	106,372,904				35,128,994	902,915

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

Mortgage Securities Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (104.7%)	Value
Asset-Backed Securities (9.3%)
	Americredit Automobile Receivables Trust
$866,794	0.334%, 10/6/2009[a,b]	$853,849
	Countrywide Asset-Backed Certificates
195,000	5.859%, 10/25/2046	90,476
	Credit Based Asset Servicing and Securitization, LLC
193,650	5.501%, 12/25/2036	149,284
	First Horizon ABS Trust
676,337	0.376%, 10/26/2009[a,b]	297,931
1,127,774	0.406%, 10/26/2009[a,b]	352,271
	GMAC Mortgage Corporation Loan Trust
1,452,430	0.426%, 10/26/2009[a,b]	404,894
	Renaissance Home Equity Loan Trust
250,000	5.797%, 8/25/2036	161,011
	Residential Funding Mortgage Securities
152,748	4.470%, 7/25/2018[a]	144,017
	SLM Student Loan Trust
64,699	0.514%, 10/26/2009[b]	64,700
	Wachovia Asset Securitization, Inc.
852,690	0.386%, 10/26/2009[a,b,c]	376,642

	Total Asset-Backed Securities	2,895,075

Collateralized Mortgage Obligations (18.3%)
	Banc of America Mortgage Securities, Inc.
627,405	4.797%, 9/25/2035	501,780
	Chaseflex Trust
6,655	5.590%, 9/25/2036	6,634
	Countrywide Alternative Loan Trust
289,011	5.500%, 2/25/2036	233,525
239,549	6.000%, 1/25/2037	174,585
	Countrywide Home Loans
120,834	0.336%, 10/26/2009[b]	119,733
	Credit Suisse First Boston Mortgage Securities Corporation
39,794	0.986%, 10/26/2009[b]	22,106
	GSAA Home Equity Trust
195,621	4.316%, 11/25/2034	184,541
	GSR Mortgage Loan Trust
120,462	0.436%, 10/26/2009[b]	85,286
	Impac CMB Trust
461,219	0.506%, 10/26/2009[b]	246,527
81,544	0.566%, 10/26/2009[b]	41,516
	J.P. Morgan Alternative Loan Trust
182,503	0.316%, 10/25/2009[b]	157,412
	J.P. Morgan Mortgage Trust
223,105	6.500%, 1/25/2035	204,978
	MASTR Alternative Loans Trust
287,356	6.500%, 5/25/2034	249,641
	Merrill Lynch Mortgage Investors, Inc.
877,344	4.869%, 6/25/2035	782,022

Principal Amount	Long-Term Fixed Income (104.7%)	Value
Collateralized Mortgage Obligations (18.3%) - continued
	MLCC Mortgage Investors, Inc.
$226,604	0.576%, 10/25/2009[b]	$204,873
	Residential Accredit Loans, Inc.
248,219	5.500%, 12/25/2034	209,959
250,636	5.599%, 9/25/2035	161,966
	Washington Mutual Mortgage Pass-Through Certificates
255,330	5.836%, 8/25/2046	214,264
	Washington Mutual, Inc.
344,670	6.038%, 10/25/2036	273,491
	Wells Fargo Mortgage Backed Securities Trust
158,768	5.000%, 3/25/2021	145,818
570,033	4.950%, 3/25/2036	435,027
350,924	5.240%, 4/25/2036	287,810
351,478	5.500%, 4/25/2036	304,358
511,255	6.000%, 7/25/2037	421,785

	Total Collateralized Mortgage Obligations	5,669,637

Commercial Mortgage-Backed Securities (13.9%)
	Citigroup/Deutsche Bank Commercial Mortgage Pass-Through Certificates
295,000	5.617%, 10/15/2048	272,266
	Commercial Mortgage Pass-Through Certificates
54,437	0.343%, 10/15/2009[b,d]	54,058
	GMAC Commercial Mortgage Securities, Inc.
230,000	4.547%, 12/10/2041	229,088
	Greenwich Capital Commercial Funding Corporation
500,000	5.867%, 12/10/2049	361,040
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,000,000	6.007%, 6/15/2049	874,070
	LB-UBS Commercial Mortgage Trust
854,481	4.553%, 7/15/2030	863,085
	TIAA Real Estate CDO, Ltd.
500,000	5.789%, 8/15/2039	509,517
	Wachovia Bank Commercial Mortgage Trust
2,000,000	0.363%, 10/15/2009[b,c]	1,157,104

	Total Commercial Mortgage-Backed Securities	4,320,228

Mortgage-Backed Securities (60.5%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,200,000	6.000%, 10/1/2039[e]	3,376,999
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
1,366,451	6.000%, 8/1/2024	1,462,015

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

Mortgage Securities Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (104.7%)	Value
Mortgage-Backed Securities (60.5%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$9,500,000	5.500%, 10/1/2039[e]	$9,936,411
1,500,000	6.000%, 10/1/2039[e]	1,582,500
2,300,000	6.500%, 10/1/2039[e]	2,458,125

	Total Mortgage-Backed Securities	18,816,050

U.S. Government (2.7%)
	U.S. Treasury Notes
100,000	4.875%, 4/30/2011[f]	106,550
	U.S. Treasury Notes, TIPS
693,166	2.500%, 7/15/2016	742,988

	Total U.S. Government	849,538

	Total Long-Term Fixed Income (cost $36,240,448)	32,550,528

Shares or Principal Amount	Short-Term Investments (51.1%)[g]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.139%, 10/7/2009	4,999,885
4,000,000	0.120%, 10/9/2009	3,999,893
2,000,000	0.090%, 10/14/2009	1,999,935
4,900,000	0.083%, 10/16/2009	4,899,831
900	Thrivent Money Market Portfolio	900

	Total Short-Term Investments (at amortized cost)	15,900,444

	Total Investments (cost $52,140,892) 155.8%	$48,450,972

	Other Assets and Liabilities, Net (55.8%)	(17,352,414)

	Total Net Assets 100.0%	$31,098,558

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Mortgage Securities Portfolio owned as of September 30, 2009.

Security	Acquisition Date	Cost
Wachovia Asset Securitization, Inc.	3/16/2007	$852,689
Wachovia Bank Commercial Mortgage Trust	2/28/2007	$2,000,201

d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2009, the value of these investments was $54,058 or 0.2% of total net assets.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	At September 30, 2009, $106,550 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
g	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$701,154
Gross unrealized depreciation	(4,391,074)

Net unrealized appreciation (depreciation)	$(3,689,920)

Cost for federal income tax purposes	$52,140,892

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Mortgage Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	2,895,075	–	2,518,433	376,642
Collateralized Mortgage Obligations	5,669,637	–	5,669,637	–
Commercial Mortgage-Backed Securities	4,320,228	–	4,320,228	–
Mortgage-Backed Securities	18,816,050	–	18,816,050	–
U.S. Government	849,538	–	849,538	–
Short-Term Investments	15,900,444	900	15,899,544	–

Total	$48,450,972	$900	$48,073,430	$376,642

Other Financial Instruments*	$11,704	$11,704	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

Mortgage Securities Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Mortgage Securities Portfolio.

Investments in Securities	Value December 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers in and/or (Out of) Level 3	Value September 30, 2009
Long-Term Fixed Income Asset-Backed Securities	–	–	–	52,898	1,179	322,565	376,642

Total	$–	$–	$–	$52,898	$1,179	$322,565	$376,642

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
10-Yr. U.S. Treasury Bond Futures	5	December 2009	$579,937	$591,641	$11,704
Total Futures Contracts					$11,704

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mortgage Securities Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at September 30, 2009	Value September 30, 2009	Income Earned January 1, 2009 - September 30, 2009
Money Market	$896	$4	$–	900	$900	$4
Total Value and Income Earned	896				900	4

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

Money Market Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Commercial Paper (66.2%)[a]	Value
Banking-Domestic (8.7%)
	Bank of America NA
$9,600,000	0.370%, 12/16/2009	$9,600,000
	BNP Paribas Finance, Inc.
9,580,000	0.270%, 11/24/2009[b]	9,576,120
7,960,000	0.250%, 12/29/2009[b]	7,955,080
	Rabobank USA Finance Corporation
5,410,000	0.300%, 2/18/2010[b]	5,403,688
	Societe Generale North America, Inc.
8,000,000	0.270%, 10/19/2009[b]	7,998,920
7,950,000	0.250%, 12/15/2009[b]	7,945,860

	Total Banking-Domestic	48,479,668

Banking-Foreign (2.0%)
	Royal Bank of Canada
4,770,000	0.220%, 2/26/2010	4,765,686
	World Bank Discount Notes
6,360,000	0.240%, 2/8/2010	6,354,488

	Total Banking-Foreign	11,120,174

Consumer Cyclical (8.8%)
	Golden Funding Corporation
8,000,000	1.300%, 10/15/2009[b]	7,995,956
6,255,000	1.300%, 10/16/2009[b]	6,251,611
4,747,000	0.680%, 11/24/2009[b]	4,742,158
4,770,000	0.850%, 12/30/2009[b]	4,759,864
	Toyota Credit Canada, Inc.
8,000,000	0.330%, 10/8/2009[b]	7,999,486
	Toyota Financial Services de Puerto Rico, Inc.
7,960,000	0.260%, 12/30/2009[b]	7,954,826
	Wal-Mart Funding Corporation
9,550,000	0.230%, 10/8/2009[b]	9,549,573

	Total Consumer Cyclical	49,253,474

Finance (31.6%)
	Barton Capital Corporation
7,975,000	0.230%, 12/21/2009[b]	7,970,873
7,975,000	0.230%, 12/28/2009[b]	7,970,516
	Bryant Park Funding, LLC
3,070,000	0.300%, 10/26/2009[b]	3,069,360
5,280,000	0.200%, 10/27/2009[b]	5,279,237
6,375,000	0.240%, 12/15/2009[b]	6,371,813
7,950,000	0.230%, 12/21/2009[b]	7,945,886
	Chariot Funding, LLC
8,000,000	0.250%, 10/13/2009[b]	7,999,333
	Cofco Capital Corporation
6,380,000	0.700%, 10/19/2009[b]	6,377,767
4,530,000	0.700%, 10/20/2009[b]	4,528,326
	Old Line Funding, LLC
7,975,000	0.650%, 10/14/2009[b]	7,973,128
3,210,000	0.500%, 2/11/2010[b]	3,204,070
7,950,000	0.320%, 2/17/2010[b]	7,940,177
7,950,000	0.320%, 2/24/2010[b]	7,939,683
	Private Export Funding Corporation
4,770,000	0.340%, 3/23/2010	4,762,206
	Ranger Funding Company, LLC
3,000,000	0.280%, 12/16/2009[b]	2,998,227
	Reckitt Benckiser Treasury Services plc
9,600,000	0.350%, 1/27/2010[b]	9,588,987

Principal Amount	Commercial Paper (66.2%)[a]	Value
Finance (31.6%) - continued
	Straight-A Funding, LLC
$3,750,000	0.280%, 11/2/2009	$3,749,067
9,610,000	0.270%, 11/17/2009	9,606,613
6,400,000	0.260%, 11/18/2009	6,397,781
7,965,000	0.210%, 11/19/2009	7,962,723
8,000,000	0.260%, 11/24/2009	7,996,880
500,000	0.230%, 12/10/2009	499,776
7,965,000	0.230%, 12/11/2009	7,961,387
	Thunder Bay Funding, LLC
3,200,000	0.250%, 12/14/2009[b]	3,198,356
8,025,000	0.650%, 1/20/2010[b]	8,008,917
8,026,000	0.500%, 2/8/2010[b]	8,011,509
7,975,000	0.310%, 2/22/2010[b]	7,965,111
	Yorktown Capital, LLC
3,240,000	0.250%, 10/13/2009[b]	3,239,730

	Total Finance	176,517,439

Foreign (4.3%)
	Caisse D’Amortissement de la Dette Sociale
17,670,000	0.585%, 10/13/2009	17,666,556
6,358,000	0.240%, 2/16/2010	6,352,151

	Total Foreign	24,018,707

U.S. Government (5.7%)
	Federal Home Loan Bank Discount Notes
9,600,000	0.185%, 10/23/2009	9,598,915
4,110,000	1.150%, 12/4/2009	4,101,597
	Federal Home Loan Mortgage Corporation Discount Notes
5,270,000	0.700%, 10/23/2009	5,267,745
4,955,000	0.680%, 11/9/2009	4,951,349
8,000,000	0.240%, 3/1/2010	7,991,947

	Total U.S. Government	31,911,553

U.S. Municipal (5.1%)
	Alaska Housing Financing Corporation
5,111,000	0.850%, 10/5/2009	5,110,518
8,940,000	0.700%, 11/12/2009	8,932,699
6,080,000	0.700%, 11/19/2009	6,074,207
8,245,000	0.700%, 12/8/2009	8,234,098

	Total U.S. Municipal	28,351,522

	Total Commercial Paper	369,652,537

Shares	Other Mutual Funds (4.0%)[a]	Value
3,225,000	AIM Investments Institutional Government and Agency Portfolio	3,225,000
90,000	Barclays Prime Money Market Fund	90,000
19,205,000	DWS Money Market Series	19,205,000

	Total Other Mutual Funds	22,520,000

Principal Amount	Variable Rate Notes (30.0%)[a]	Value
Banking-Domestic (7.9%)
	Bank of America NA
4,860,000	0.808%, 10/2/2009[c,d]	4,860,000
6,360,000	0.469%, 12/23/2009[b,d]	6,380,232
7,950,000	0.657%, 1/22/2010[c,d]	7,950,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

Money Market Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Principal Amount	Variable Rate Notes (30.0%)[a]	Value
Banking-Domestic (7.9%) - continued
	J.P. Morgan Chase & Company
$6,380,000	0.727%, 10/1/2009[b,d]	$6,380,000
	Royal Bank of Canada NY
6,490,000	0.897%, 10/1/2009[d]	6,490,000
	U.S. Bancorp
4,800,000	0.730%, 12/4/2009[d]	4,813,901
	Wachovia Bank NA
3,200,000	0.733%, 11/2/2009[b,d]	3,201,221
	Wells Fargo & Company
4,136,000	0.326%, 10/2/2009[d]	4,140,991

	Total Banking-Domestic	44,216,345

Banking-Foreign (0.9%)
	Royal Bank of Canada
4,850,000	0.635%, 10/15/2009[c,d]	4,850,000

	Total Banking-Foreign	4,850,000

Brokerage (1.7%)
	Citigroup Funding, Inc.
9,610,000	0.591%, 10/30/2009[b,d]	9,614,050

	Total Brokerage	9,614,050

Finance (1.1%)
	General Electric Capital Corporation
5,850,000	0.379%, 12/11/2009[b,d]	5,862,293

	Total Finance	5,862,293

U.S. Government (18.4%)
	Federal Home Loan Banks
4,800,000	0.630%, 10/1/2009[d]	4,800,000
4,800,000	0.750%, 10/1/2009[d]	4,800,000
4,800,000	0.302%, 10/9/2009[d]	4,800,000
12,760,000	0.388%, 10/9/2009[d]	12,757,606
6,400,000	0.376%, 10/21/2009[d]	6,400,000
8,030,000	0.554%, 11/18/2009[d]	8,030,000
4,330,000	0.245%, 11/20/2009[d]	4,327,717
	Federal Home Loan Mortgage Corporation
4,800,000	0.560%, 10/1/2009[d]	4,800,000
6,400,000	0.620%, 10/1/2009[d]	6,400,000
9,585,000	0.325%, 10/10/2009[d]	9,585,000
9,050,000	0.179%, 10/19/2009[d]	9,049,077
8,000,000	0.314%, 12/3/2009[d]	7,998,300
4,800,000	0.379%, 12/9/2009[d]	4,808,046
6,395,000	0.256%, 12/24/2009[d]	6,395,000
	Federal National Mortgage Association
8,000,000	0.400%, 10/13/2009[d]	7,995,704

	Total U.S. Government	102,946,450

	Total Variable Rate Notes	167,489,138

	Total Investments (at amortized cost) 100.2%	$559,661,675

	Other Assets and Liabilities, Net (0.2)%	(1,278,825)

	Total Net Assets 100.0%	$558,382,850

a	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2009, the value of these investments was $17,660,000 or 3.2% of total net assets.

d	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

Cost for federal income tax purposes	$559,661,675

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

Money Market Portfolio

Schedule of Investments as of September 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2009, in valuing Money Market Portfolio’s assets carried at fair value.

Security Type and Industry	Total	Level 1	Level 2	Level 3
Commercial Paper
Banking-Domestic	48,479,668	–	48,479,668	–
Banking-Foreign	11,120,174	–	11,120,174	–
Consumer Cyclical	49,253,474	–	49,253,474	–
Finance	176,517,439	–	176,517,439	–
Foreign	24,018,707	–	24,018,707	–
U.S. Government	31,911,553	–	31,911,553	–
U.S. Municipal	28,351,522	–	28,351,522	–
Other Mutual Funds	22,520,000	–	22,520,000	–
Variable Rate Notes
Banking-Domestic	44,216,345	–	44,216,345	–
Banking-Foreign	4,850,000	–	4,850,000	–
Brokerage	9,614,050	–	9,614,050	–
Finance	5,862,293	–	5,862,293	–
U.S. Government	102,946,450	–	102,946,450	–

Total	$559,661,675	$–	$559,661,675	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

Notes to Schedule of Investments

As of September 30, 2009

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Directors and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Portfolios, other than Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Portfolio are determined once per week using prices supplied by the Portfolios’ independent pricing service. Money Market Portfolio and the Portfolios’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Generally Accepted Accounting Principles defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value requirements, which improve the consistency and comparability of fair value measurements used in financial reporting. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Portfolio’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Directors has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, except Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value and the related realized and unrealized foreign exchange gains and losses are recorded. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the foreign currency contract increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Options – All Portfolios, with the exception of Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid and has no significant counterparty risk as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an

174

Notes to Schedule of Investments

As of September 30, 2009

(unaudited)

unfavorable change in the price of the underlying security. The counterparty risk for written options arises when the Portfolio has purchased an option, exercised that option, and the counterparty does not buy or sell the Portfolio’s underlying asset as required. In the case where the Portfolio has sold an option, the Portfolio does not have counterparty risk. Counterparty risk on written options is partially mitigated by the Portfolio’s collateral posting requirements. As the written option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Futures Contracts – Certain Portfolios may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Portfolios enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities, with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection seller or the protection buyer.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static Portfolios of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS contracts, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Portfolio’s Schedule of Investments for additional information as of September 30, 2009.

Additional information for the Portfolios’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolios’ most recent annual or semiannual shareholder report.

175

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 25, 2009	THRIVENT SERIES FUND, INC.

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 25, 2009	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: November 25, 2009	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer